                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  4/30/07

              Date of Reporting Period:  Six months ended 10/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

[Logo of MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2006

MTB Fund

Short Duration Government Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund - Conservative Growth

Managed Allocation Fund - Moderate Growth

Managed Allocation Fund - Aggressive Growth

Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund

Large Cap Growth Fund

Multi Cap Growth Fund

Mid Cap Stock Fund

Mid Cap Growth Fund

Small Cap Stock Fund

Small Cap Growth Fund

International Equity Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period[1]
SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,026.80	$ 4.70
Class B Shares	$ 1,000	$ 1,024.10	$ 7.40
Institutional I Shares	$ 1,000	$ 1,028.10	$ 3.42
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.57	$ 4.69
Class B Shares	$ 1,000	$ 1,017.90	$ 7.37
Institutional I Shares	$ 1,000	$ 1,021.83	$ 3.41
SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,026.80	$ 4.80
Class B Shares	$ 1,000	$ 1,022.70	$ 8.82
Institutional I Shares	$ 1,000	$ 1,027.70	$ 3.83
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.47	$ 4.79
Class B Shares	$ 1,000	$ 1,016.48	$ 8.79
Institutional I Shares	$ 1,000	$ 1,021.42	$ 3.82
U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,041.10	$ 4.48
Class B Shares	$ 1,000	$ 1,036.10	$ 9.39
Institutional I Shares	$ 1,000	$ 1,041.20	$ 4.32
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.82	$ 4.43
Class B Shares	$ 1,000	$ 1,015.98	$ 9.30
Institutional I Shares	$ 1,000	$ 1,020.97	$ 4.28
NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,037.00	$ 4.16
Class B Shares	$ 1,000	$ 1,032.60	$ 8.45
Institutional I Shares	$ 1,000	$ 1,037.70	$ 3.44
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.12	$ 4.13
Class B Shares	$ 1,000	$ 1,016.89	$ 8.39
Institutional I Shares	$ 1,000	$ 1,021.83	$ 3.41
PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,033.70	$ 4.66
Class B Shares	$ 1,000	$ 1,028.10	$ 9.25
Institutional I Shares	$ 1,000	$ 1,034.00	$ 4.36
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.62	$ 4.63
Class B Shares	$ 1,000	$ 1,016.08	$ 9.20
Institutional I Shares	$ 1,000	$ 1,020.92	$ 4.33
MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,033.90	$ 4.20
Class B Shares	$ 1,000	$ 1,029.30	$ 8.75
Institutional I Shares	$ 1,000	$ 1,034.40	$ 3.69
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.07	$ 4.18
Class B Shares	$ 1,000	$ 1,016.59	$ 8.69
Institutional I Shares	$ 1,000	$ 1,021.58	$ 3.67
VIRGINIA MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,033.80	$ 4.41
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.87	$ 4.38
INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,039.40	$ 5.04
Class B Shares	$ 1,000	$ 1,035.80	$ 8.57
Institutional I Shares	$ 1,000	$ 1,040.70	$ 3.75
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.27	$ 4.99
Class B Shares	$ 1,000	$ 1,016.79	$ 8.49
Institutional I Shares	$ 1,000	$ 1,021.53	$ 3.72
INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,041.90	$ 5.30
Class B Shares	$ 1,000	$ 1,038.90	$ 8.89
Institutional I Shares	$ 1,000	$ 1,043.60	$ 4.17
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.01	$ 5.24
Class B Shares	$ 1,000	$ 1,016.48	$ 8.79
Institutional I Shares	$ 1,000	$ 1,021.12	$ 4.13
MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,027.90	$ 5.11
Class B Shares	$ 1,000	$ 1,025.10	$ 7.96
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.16	$ 5.09
Class B Shares	$ 1,000	$ 1,017.34	$ 7.93
MANAGED ALLOCATION FUND - MODERATE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,021.50	$ 4.79
Class B Shares	$ 1,000	$ 1,018.40	$ 8.60
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.47	$ 4.79
Class B Shares	$ 1,000	$ 1,016.69	$ 8.59
MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,018.80	$ 4.99
Class B Shares	$ 1,000	$ 1,016.30	$ 7.88
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.27	$ 4.99
Class B Shares	$ 1,000	$ 1,017.39	$ 7.88
BALANCED FUND
Actual
Class A Shares	$ 1,000	$ 1,038.60	$ 5.65
Class B Shares	$ 1,000	$ 1,035.50	$ 9.18
Institutional I Shares	$ 1,000	$ 1,039.40	$ 4.83
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.66	$ 5.60
Class B Shares	$ 1,000	$ 1,016.18	$ 9.10
Institutional I Shares	$ 1,000	$ 1,020.47	$ 4.79
EQUITY INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,060,.40	$ 6.39
Class B Shares	$ 1,000	$ 1,055.70	$ 10.05
Institutional I Shares	$ 1,000	$ 1,060.90	$ 5.14
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.00	$ 6.26
Class B Shares	$ 1,000	$ 1,015.43	$ 9.86
Institutional I Shares	$ 1,000	$ 1,020.21	$ 5.04
LARGE CAP VALUE FUND
Actual
Class A Shares	$ 1,000	$ 1,064.90	$ 4.84
Class B Shares	$ 1,000	$ 1,059.50	$ 9.81
Institutional I Shares	$ 1,000	$ 1,063.60	$ 5.20
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.52	$ 4.74
Class B Shares	$ 1,000	$ 1,015.68	$ 9.60
Institutional I Shares	$ 1,000	$ 1,020.16	$ 5.09
EQUITY INDEX FUND
Actual
Class A Shares	$ 1,000	$ 1,057.80	$ 2.85
Class B Shares	$ 1,000	$ 1,053.30	$ 6.62
Institutional I Shares	$ 1,000	$ 1,059.40	$ 1.45
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.43	$ 2.80
Class B Shares	$ 1,000	$ 1,018.75	$ 6.51
Institutional I Shares	$ 1,000	$ 1,023.79	$ 1.43
LARGE CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,025.30	$ 6.48
Class B Shares	$ 1,000	$ 1,022.00	$ 10.19
Institutional I Shares	$ 1,000	$ 1,026.20	$ 5.57
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.80	$ 6.46
Class B Shares	$ 1,000	$ 1,015.12	$ 10.16
Institutional I Shares	$ 1,000	$ 1,019.71	$ 5.55
LARGE CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,033.70	$ 6.72
Class B Shares	$ 1,000	$ 1,030.40	$ 10.59
Institutional I Shares	$ 1,000	$ 1,033.70	$ 5.79
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.60	$ 6.67
Class B Shares	$ 1,000	$ 1,014.77	$ 10.51
Institutional I Shares	$ 1,000	$ 1,019.51	$ 5.75
MULTI CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,006.00	$ 6.02
Class B Shares	$ 1,000	$ 1,002.50	$ 9.54
Institutional I Shares	$ 1,000	$ 1,007.10	$ 5.21
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.21	$ 6.06
Class B Shares	$ 1,000	$ 1,015.68	$ 9.60
Institutional I Shares	$ 1,000	$ 1,020.01	$ 5.24
MID CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 998.20	$ 5.59
Class B Shares	$ 1,000	$ 993.50	$ 10.20
Institutional I Shares	$ 1,000	$ 998.20	$ 5.79
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.61	$ 5.65
Class B Shares	$ 1,000	$ 1,014.97	$ 10.31
Institutional I Shares	$ 1,000	$ 1,019.41	$ 5.85
MID CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 947.80	$ 6.33
Class B Shares	$ 1,000	$ 944.40	$ 10.00
Institutional I Shares	$ 1,000	$ 948.90	$ 5.55
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.70	$ 6.56
Class B Shares	$ 1,000	$ 1,014.92	$ 10.36
Institutional I Shares	$ 1,000	$ 1,019.51	$ 5.75
SMALL CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 991.00	$ 6.52
Class B Shares	$ 1,000	$ 988.30	$ 10.12
Institutional I Shares	$ 1,000	$ 990.90	$ 6.27
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.65	$ 6.61
Class B Shares	$ 1,000	$ 1,015.02	$ 10.26
Institutional I Shares	$ 1,000	$ 1,018.90	$ 6.36
SMALL CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 969.20	$ 6.45
Class B Shares	$ 1,000	$ 965.80	$ 10.16
Class C Shares	$ 1,000	$ 969.20	$ 6.55
Institutional I Shares	$ 1,000	$ 970.10	$ 5.81
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.65	$ 6.61
Class B Shares	$ 1,000	$ 1,014.87	$ 10.41
Class C Shares	$ 1,000	$ 1,018.55	$ 6.72
Institutional I Shares	$ 1,000	$ 1,019.31	$ 5.96
INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$ 1,000	$ 1,033.40	$ 7.79
Class B Shares	$ 1,000	$ 1,029.30	$ 11.56
Institutional I Shares	$ 1,000	$ 1,033.70	$ 7.48
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,017.54	$ 7.73
Class B Shares	$ 1,000	$ 1,013.81	$ 11.47
Institutional I Shares	$ 1,000	$ 1,017.85	$ 7.43

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

SHORT DURATION GOVERNMENT BOND FUND
Class A Shares	0.92%
Class B Shares	1.45%
Institutional I Shares	0.67%
SHORT-TERM CORPORATE BOND FUND
Class A Shares	0.94%
Class B Shares	1.73%
Institutional I Shares	0.75%
U.S. GOVERNMENT BOND FUND
Class A Shares	0.87%
Class B Shares	1.83%
Institutional I Shares	0.84%
NEW YORK MUNICIPAL BOND FUND
Class A Shares	0.81%
Class B Shares	1.65%
Institutional I Shares	0.67%
PENNSYLVANIA MUNICIPAL BOND FUND
Class A Shares	0.91%
Class B Shares	1.81%
Institutional I Shares	0.85%
MARYLAND MUNICIPAL BOND FUND
Class A Shares	0.82%
Class B Shares	1.71%
Institutional I Shares	0.72%
VIRGINIA MUNICIPAL BOND FUND
Class A Shares	0.86%
INTERMEDIATE-TERM BOND FUND
Class A Shares	0.98%
Class B Shares	1.67%
Institutional I Shares	0.73%
INCOME FUND
Class A Shares	1.03%
Class B Shares	1.73%
Institutional I Shares	0.81%
MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
Class A Shares	1.00%
Class B Shares	1.56%
MANAGED ALLOCATION FUND - MODERATE GROWTH
Class A Shares	0.94%
Class B Shares	1.69%
MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH
Class A Shares	0.98%
Class B Shares	1.55%
BALANCED FUND
Class A Shares	1.10%
Class B Shares	1.79%
Institutional I Shares	0.94%
EQUITY INCOME FUND
Class A Shares	1.23%
Class B Shares	1.94%
Institutional I Shares	0.99%
LARGE CAP VALUE FUND
Class A Shares	0.93%
Class B Shares	1.89%
Institutional I Shares	1.00%
EQUITY INDEX FUND
Class A Shares	0.55%
Class B Shares	1.28%
Institutional I Shares	0.28%
LARGE CAP STOCK FUND
Class A Shares	1.27%
Class B Shares	2.00%
Institutional I Shares	1.09%
LARGE CAP GROWTH FUND
Class A Shares	1.31%
Class B Shares	2.07%
Institutional I Shares	1.13%
MULTI CAP GROWTH FUND
Class A Shares	1.19%
Class B Shares	1.89%
Institutional I Shares	1.03%
MID CAP STOCK FUND
Class A Shares	1.11%
Class B Shares	2.03%
Institutional I Shares	1.15%
MID CAP GROWTH FUND
Class A Shares	1.29%
Class B Shares	2.04%
Institutional I Shares	1.13%
SMALL CAP STOCK FUND
Class A Shares	1.30%
Class B Shares	2.02%
Institutional I Shares	1.25%
SMALL CAP GROWTH FUND
Class A Shares	1.30%
Class B Shares	2.05%
Class C Shares	1.32%
Institutional I Shares	1.17%
INTERNATIONAL EQUITY FUND
Class A Shares	1.52%
Class B Shares	2.26%
Institutional I Shares	1.46%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short Duration Government Bond Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Collateralized Mortgage Obligations	59.4%
U.S. Treasury	17.8%
Government Agencies	18.0%
Mortgage Backed Securities	4.0%
Cash Equivalents[1]	0.4%
Other Assets and Liabilities -- Net[2]	0.4%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 59.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.3%
(Series 2617-GW), 3.500%, 6/15/2016	$5,554,098	$5,400,009
(Series R001-AE), 4.375%, 4/15/2015	3,638,749	3,543,636
(Series 3081-CB), 5.000%, 5/15/2021	5,000,000	4,900,638
(Series 3074-BG), 5.000%, 9/15/2033	5,000,000	4,907,380
(Series 3062-LU), 5.500%, 10/15/2016	7,684,119	7,714,398
(Series 3047-OA), 5.500%, 9/15/2022	4,550,000	4,554,934
(Series 1604-I), 6.000%, 11/15/2008	587,715	589,128
(Series 1618-J), 6.000%, 11/15/2008	505,512	506,029
(Series 1625-H), 6.000%, 12/15/2008	154,129	154,563
(Series 1638-E), 6.250%, 4/15/2023	765,561	767,519

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$33,038,234

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.8%
(Series 2004-55-LA), 4.500%, 6/25/2021	13,514,990	13,101,024
(Series 2002-94-MC), 5.000%, 8/25/2015	2,000,000	1,988,678
(Series 2001-45-VE), 6.000%, 2/25/2020	5,394,972	5,386,097
(Series 1992-43-E), 7.500%, 4/25/2022	105,222	106,809

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$20,582,608

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 31.3%
(Series 2003-7-ON), 4.000%, 1/16/2028	459,426	453,536
(Series 2003-4-DV), 4.000%, 8/20/2028	1,442,827	1,435,916
(Series 0370C-MW), 4.000%, 7/20/2033	4,378,062	4,266,502
(Series 2004-26-HJ), 4.000%, 6/16/2027	1,503,499	1,472,131
(Series 0386D-BJ), 4.250%, 7/20/2027	$557,755	$550,777
(Series 2004-62-PA), 4.500%, 6/20/2028	3,978,918	3,915,774
(Series 2003-101-BE), 4.500%, 2/20/2029	1,972,641	1,938,620
(Series 2004-65-PA), 4.500%, 9/20/2032	4,714,670	4,617,902
(Series 0476B-VE), 5.000%, 9/17/2015	4,571,041	4,500,927
(Series 0520-VA), 5.000%, 6/16/2016	6,196,120	6,081,073
(Series 2004-38-NA), 5.000%, 12/20/2027	4,660,336	4,636,498
(Series 2005-44-PC), 5.000%, 12/20/2033	8,522,988	8,361,523
(Series 2003-10-PV), 5.500%, 1/20/2014	8,694,234	8,778,786
(Series 0454A-LA), 5.500%, 9/20/2025	4,604,721	4,596,746
(Series 2004-39-XF), 5.570%, 11/16/2006	4,153,649	4,148,983

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$59,755,694

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $115,288,316)		$113,376,536

GOVERNMENT AGENCIES - 18.0%
FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION - 2.6%
4.625%, 10/12/2010	5,000,000	4,951,575

FEDERAL FARM CREDIT SYSTEM - 1.5%
3.900%, 6/16/2008	3,000,000	2,945,766

FEDERAL HOME LOAN BANK SYSTEM - 4.2%
4.375%, 11/21/2008	3,000,000	2,977,133
4.540%, 8/1/2007	5,000,000	4,972,288

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$7,949,421

Description	Principal Amount	Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.7%
3.100%, 5/27/2008	$7,000,000	$6,802,472
6.250%, 3/5/2012	11,775,000	11,819,043

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$18,621,515

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $34,805,912)		$34,468,277

MORTGAGE BACKED SECURITIES - 4.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.8%
3.500%, 1/1/2009	7,280,788	7,056,929
9.000%, 4/1/2016	184,067	187,288

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$7,244,217

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.1%
9.000%, 6/1/2022	127,449	134,612

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
8.000%, 5/15/2008	108,627	108,889
8.500%, 7/15/2021	63,925	68,156
8.500%, 7/15/2021	16,093	17,093
8.500%, 2/15/2017	14,418	15,170
8.500%, 1/15/2023	22,999	24,285

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$233,593

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,912,809)		$7,612,422

Description	Principal Amount or Shares	Value
U.S. TREASURY - 17.8%
U.S. TREASURY BILL - 3.1%
[1] United States Treasury Bill, 5.06%, 11/24/2006	$6,000,000	$5,980,565

U.S. TREASURY NOTES - 14.7%
4.875%, 5/15/2009	4,000,000	4,022,500
5.125%, 6/30/2008	5,000,000	5,030,469
3.375%, 1/15/2007	19,303,200	19,077,745

TOTAL U.S. TREASURY NOTES		$28,130,714

TOTAL U.S. TREASURY (IDENTIFIED COST $34,222,934)		$34,111,279

MUTUAL FUND - 0.4%
SSgA Money Market Fund (AT NET ASSET VALUE)	726,640	$726,640

TOTAL INVESTMENTS - 99.6% (IDENTIFIED COST $192,956,611)		$190,295,154

OTHER ASSETS AND LIABILITIES - NET - 0.4%		$738,766

TOTAL NET ASSETS - 100%		$191,033,920

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short-Term Corporate Bond Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	77.3%
Collateralized Mortgage Obligations	5.5%
Government Agencies	5.0%
Commercial Paper	4.4%
U.S. Treasury	3.4%
Notes - Variable	3.2%
Asset Backed Securities	0.1%
Cash Equivalents[1]	0.3%
Other Assets and Liabilities -- Net[2]	0.8%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
ADJUSTABLE RATE MORTGAGES - 0.0%
FNMA ARM 399251, 7.065%, 9/1/2027 (IDENTIFIED COST $79)	$79	$79

ASSET-BACKED SECURITIES - 0.1%
Green Tree Home Improvement Loan Trust 1996-F, Class HIB, 7.25%, 11/15/2027 (IDENTIFIED COST $24,034)	24,034	$24,044

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.4%
(Series 2603C), Class TB, 4.00%, 11/15/2015	23,760	23,702
(Series 2628C), Class QH, 4.00%, 12/15/2021	404,459	399,618
(Series 1920), Class H, 7.00%, 1/15/2012	425,248	434,359

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$857,679

WHOLE LOAN CMO - 4.1%
[2,3] Capital Auto Receivables Asset Trust 2006-SN1A, Class A3, 5.31%, 10/20/2009	2,000,000	2,004,390
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018	600,566	588,272

TOTAL WHOLE LOAN CMO		$2,592,662

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,496,080)		$3,450,341

1COMMERCIAL PAPER - 4.4%
Bavaria TRR Corp., 5.290%, 11/2/2006	$750,000	$749,890
Falcon Asset Securitization Corp. CPEXT, 5.260%, 11/20/2006	1,000,000	997,224
Kellogg Co., 5.320%, 11/8/2006	1,000,000	998,966

TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)		$2,746,080

CORPORATE BONDS - 77.3%
AEROSPACE & DEFENSE - 3.2%
[2,3] BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,000,000	976,903
Raytheon Co., Note, 6.75%, 8/15/2007	1,000,000	1,010,119

TOTAL AEROSPACE & DEFENSE		$1,987,022

AIR FREIGHT & LOGISTICS - 1.5%
FedEx Corp., Unsecd. Note, 3.50%, 4/1/2009	1,000,000	962,101

AUTOMOBILES - 2.6%
DaimlerChrysler North America Holding Corp., Note, 4.75%, 1/15/2008	1,000,000	991,623
DaimlerChrysler North America Holding Corp., (Series MTND), 5.87%, 9/10/2007	600,000	601,665

TOTAL AUTOMOBILES		$1,593,288

BANKS - 5.3%
Bank of New York, Note, 3.90%, 9/1/2007	$1,000,000	$988,782
BankBoston Capital Trust III, Company Guarantee, 6.14%, 6/15/2027	240,000	237,902
Mellon Funding Corp., Company Guarantee, 4.875%, 6/15/2007	1,000,000	997,046
PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,000,000	1,065,219

TOTAL BANKS		$3,288,949

BANKS - REGIONAL - 1.6%
National City Bank, Indiana, Note, 3.30%, 5/15/2007	1,000,000	989,950

CABLE - T.V. - 1.7%
Continental Cablevision, Deb., 9.00%, 9/1/2008	1,000,000	1,062,806

CAPITAL MARKETS - 9.5%
Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009	1,000,000	960,694
Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	1,000,000	1,019,928
Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,000,000	975,991
Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	1,000,000	987,036
Merrill Lynch & Co. Inc., 4.125%, 1/15/2009	1,000,000	980,724
Morgan Stanley, Note, 4.00%, 1/15/2010	1,000,000	969,632

TOTAL CAPITAL MARKETS		$5,894,005

COMMERCIAL BANKS - 9.8%
Citicorp, Sub. Note, 7.25%, 9/1/2008	1,000,000	1,035,917
SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008	1,000,000	1,016,795
U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	1,000,000	998,967
Wachovia Corp., Sub. Note, 6.15%, 3/15/2009	1,000,000	1,021,901
Wachovia Corp., Sub. Note, 6.25%, 8/4/2008	1,000,000	1,017,978
Wells Fargo & Co., Sr. Note, 5.125%, 2/15/2007	1,000,000	999,500

TOTAL COMMERCIAL BANKS		$6,091,058

CONSUMER FINANCE - 6.3%
American General Finance Corp., Note, (Series MTNH), 2.75%, 6/15/2008	1,000,000	962,932
Household Finance Corp., Unsecd. Note, 4.125%, 11/16/2009	1,000,000	973,654
John Deere Capital Corp., Note, 3.90%, 1/15/2008	1,000,000	985,300
SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008	1,000,000	979,713

TOTAL CONSUMER FINANCE		$3,901,599

DIVERSIFIED FINANCIAL SERVICES - 3.2%
General Electric Capital Corp., Note, 3.50%, 5/1/2008	$1,000,000	$977,502
J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008	1,000,000	1,028,737

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,006,239

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009	500,000	485,626

ELECTRIC UTILITIES - 3.2%
Carolina Power & Light Co., Sr. Note, 5.95%, 3/1/2009	1,000,000	1,013,949
Southern Co., Bond, 5.30%, 2/1/2007	1,000,000	999,490

TOTAL ELECTRIC UTILITIES		$2,013,439

FINANCE - COMMERCIAL - 1.6%
Caterpillar Financial Services Corp., Unsecd. Note, (Series F), 4.50%, 9/1/2008	1,000,000	988,243

FINANCE - LEASING CO. - 1.0%
Boeing Capital Corp., 7.375%, 9/27/2010	550,000	593,841

FINANCE - MTG LOAN/BANKER - 1.6%
Residential Capital Corp., Note, 6.125%, 11/21/2008	1,000,000	1,006,848

FOOD PRODUCTS - 1.6%
Kraft Foods, Inc., 5.625%, 11/1/2011	1,000,000	1,013,743

MEDIA - 1.6%
Walt Disney Co., 5.375%, 6/1/2007	1,000,000	1,000,112

MULTI-UTILITIES - 2.4%
CenterPoint Energy, Inc., Sr. Note, (Series B), 7.25%, 9/1/2010	500,000	529,989
Dominion Resources, Inc., Note, 4.125%, 2/15/2008	1,000,000	985,390

TOTAL MULTI-UTILITIES		$1,515,379

MULTILINE RETAIL - 1.6%
Target Corp., 3.375%, 3/1/2008	1,000,000	978,689

OIL, GAS & CONSUMABLE FUELS - 2.4%
Anadarko Petroleum Corp., Floating Rate Note, 5.79%, 9/15/2009	500,000	501,911
Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007	1,000,000	990,874

TOTAL OIL, GAS & CONSUMABLE FUELS		$1,492,785

OIL EXPLORATION & PRODUCTION - 1.2%
Pemex Project Funding Master, Company Guarantee, (Series WI), 8.85%, 9/15/2007	750,000	770,531

Description	Principal Amount	Value
PHARMACEUTICALS - 1.6%
Abbott Laboratories, Note, 5.60%, 5/15/2011	$1,000,000	$1,019,561

REAL ESTATE - 2.1%
iStar Financial, Inc., 6.00%, 12/15/2010	300,000	307,653
Simon Debartolo Group LP, Unsecd. Note, 6.875%, 11/15/2006	1,000,000	1,000,402

TOTAL REAL ESTATE		$1,308,055

ROAD & RAIL - 5.4%
Burlington Northern Santa Fe Corp., Note, 7.875%, 4/15/2007	1,000,000	1,010,642
Burlington Resources Finance, Company Guarantee, 6.68%, 2/15/2011	1,000,000	1,056,823
Norfolk Southern Corp., Sr. Note, 7.35%, 5/15/2007	350,000	353,504
Union Pacific Corp., Note, 3.875%, 2/15/2009	1,000,000	970,717

TOTAL ROAD & RAIL		$3,391,686

UTILITIES - ELECTRIC - 2.9%
Nisource Fin Corp. GTD Note, 7.875%, 11/15/2010	750,000	813,512
PPL Electric Utilities Corp., 5.875%, 8/15/2007	1,000,000	1,003,673

TOTAL UTILITIES - ELECTRIC		$1,817,185

WIRELESS TELECOMMUNICATION SERVICES - 1.6%
Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	1,000,000	999,982

TOTAL CORPORATE BONDS (IDENTIFIED COST $48,399,407)		$48,172,722

GOVERNMENT AGENCIES - 5.0%
DIVERSIFIED FINANCIAL SERVICES - 1.8%
Federal Home Loan Bank System, 5.375%, 8/19/2011	1,075,000	1,099,649

THRIFTS & MORTGAGE FINANCE - 3.2%
Federal Home Loan Mortgage Corp., Note, 5.125%, 7/15/2012	2,000,000	2,024,860

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,057,976)		$3,124,509

Description	Principal Amount or Shares	Value
4NOTES - VARIABLE - 3.2%
AEROSPACE & DEFENSE - 1.6%
United Technologies Corp. Note, 5.470%, 12/1/2006	$1,000,000	$1,000,632

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
AT+T Inc., Note, 5.495%, 11/15/2006	1,000,000	1,000,637

TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,000,000)		$2,001,269

U.S. TREASURY - 3.4%
U.S. TREASURY NOTES - 3.4%
3.375%, 2/15/2008	200,000	196,437
3.625%, 1/15/2010	150,000	145,664
4.000%, 3/15/2010	50,000	49,086
4.000%, 4/15/2010	440,000	431,819
4.500%, 2/28/2011	980,000	977,091
5.125%, 5/15/2016	195,000	202,739
TIPS (Series A-2011), 3.500% 1/15/2011	117,146	121,832

TOTAL U.S. TREASURY (IDENTIFIED COST $2,124,294)		$2,124,668

MUTUAL FUND - 0.0%
SSgA Money Market Fund (AT NET ASSET VALUE)	204	$204

REPURCHASE AGREEMENT - 0.3%
Interest in $161,645 repurchase agreement 5.290%, dated 10/31/2006 under which Credit Suisse First Boston LLC will repurchase a U.S. Government Agency security maturing on 10/13/2011 for $161,669 on 11/1/2006. The market value of the underlying security at the end of the period was $166,301. (AT COST)	161,645	$161,645

TOTAL INVESTMENTS - 99.2% (IDENTIFIED COST $62,009,799)		$61,805,561

OTHER ASSETS AND LIABILITIES - NET - 0.8%		$520,852

TOTAL NET ASSETS - 100%		$62,326,413

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Bond Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Government Agencies	28.3%
Mortgage Backed Securities	28.3%
U.S. Treasury	17.1%
Collateralized Mortgage Obligations	15.4%
Corporate Bonds	6.3%
Taxable Municipals	1.3%
Cash Equivalents[1]	8.7%
Other Assets and Liabilities -- Net[2]	(5.4)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.0%
(Series 2617-GW), 3.500%, 6/15/2016	$277,705	$270,000
(Series 2707-PW), 4.000%, 7/15/2014	963,160	951,514
(Series R001-AE), 4.375%, 4/15/2015	1,091,625	1,063,091
(Series 2643-LA), 4.500%, 1/15/2011	488,637	486,728
(Series 1686-PJ), 5.000%, 2/15/2024	105,000	104,030
(Series 141-D), REMIC, 5.000%, 5/15/2021	11,326	11,278
(Series 1637-GA), 5.800%, 6/15/2023	12,897	12,895
(Series 2446D-LA), 5.800%, 9/15/2016	680,173	680,508
(Series 136-E), 6.000%, 4/15/2021	27,165	27,059
(Series 1666H), 6.250%, 9/15/2023	1,790,674	1,808,831
(Series 112-I), REMIC, 6.500%, 1/15/2021	10,257	10,248
(Series 1577-PK), 6.500%, 9/15/2023	279,000	290,243
(Series 1644-K), 6.750%, 12/15/2023	176,000	183,576
(Series 1920-H), 7.000%, 1/15/2012	850,496	868,718
(Series 6-C), 9.050%, 6/15/2019	58,455	60,185

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$6,828,904

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.3%
(Series 0530B-BU), 5.000%, 3/25/2024	5,935,000	5,894,040
(Series 1994-3-PL), 5.500%, 1/25/2024	152,000	150,733
(Series 2004-51-KF), 5.670%, 11/27/2006	1,958,913	1,957,581
(Series 2002-52-QA), 6.000%, 7/18/2032	169,097	169,991
(Series 1993-113-PK), 6.500%, 7/25/2023	$272,755	$278,133
(Series 1993-127-H), 6.500%, 7/25/2023	256,400	262,292
(Series 1993-202-J), 6.500%, 11/25/2023	139,042	142,916
(Series 1994-55-H), 7.000%, 3/25/2024	181,000	190,891

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$9,046,577

WHOLE LOAN - 6.1%
BOAMS 2004-B2A-1, 3.522%, 2/25/2034	1,082,767	1,060,854
BOAMS 2004-A2A-1, 3.570%, 2/25/2034	1,745,555	1,713,185
Indymac INDA Mortgage Loan Trust 2005-AR1, 5.105%, 11/25/2035	4,381,586	4,332,526
Morgan Stanley Mortgage Loan Trust Series 2004-1 Class 1A8, 4.750%, 11/25/2018	1,981,869	1,941,298
Structured Asset Securities Corp. (Series 2005-001, 6A1), 6.000%, 2/25/2035	1,449,143	1,447,370

TOTAL WHOLE LOAN		$10,495,233

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,647,989)		$26,370,714

CORPORATE BONDS - 6.3%
BANK - 0.6%
First Tennessee Bank, N.A., 4.625%, 5/15/2013	1,000,000	953,951

CAPITAL MARKETS - 0.3%
Morgan Stanley, 5.750%, 10/18/2016	500,000	508,178

DIVERSIFIED FINANCIAL SERVICES - 0.6%
Bank of America Corp., 7.125%, 10/15/2011	1,000,000	1,085,147

FOOD & STAPLES RETAILING - 0.7%
Sysco Corp., 5.375%, 9/21/2035	$1,200,000	$1,158,998

FOOD PRODUCTS - 1.1%
Archer-Daniels-Midland Co., 5.375%, 9/15/2035	750,000	720,263
Kraft Foods, Inc., 5.625%, 11/1/2011	1,200,000	1,216,492

TOTAL FOOD PRODUCTS		$1,936,755

GAS UTILITIES - 0.3%
Bay State Gas Co., 9.200%, 6/6/2011	500,000	575,250

HOTELS, RESTAURANTS & LEISURE - 0.8%
Yum! Brands, Inc., 7.700%, 7/1/2012	1,200,000	1,323,623

INSURANCE - 0.7%
[2,3] Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,000,000	1,191,388

SOVEREIGN U.S. GOVERNMENT GUARANTIES - 0.3%
El Salvador, Government of, 6.530%, 7/1/2007	550,000	550,913

U.S. GOVERNMENT GUARANTEE - 0.9%
American Heavy Lift Shipping, 5.382%, 6/1/2017	742,000	753,877
Vessel Management Service, 6.750%, 6/15/2025	760,000	831,249

TOTAL U.S. GOVERNMENT GUARANTEE		$1,585,126

TOTAL CORPORATE BONDS (IDENTIFIED COST $10,800,871)		$10,869,329

GOVERNMENT AGENCIES - 28.3%
DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.8%
7.140%, 8/1/2007	400,000	401,742
7.660%, 8/1/2015	1,010,000	1,015,640

TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT		$1,417,382

FEDERAL FARM CREDIT SYSTEM - 1.2%
4.250%, 7/29/2008	2,000,000	1,977,131

FEDERAL HOME LOAN BANK SYSTEM - 3.2%
3.375%, 7/21/2008	2,000,000	1,947,871
5.375%, 5/18/2016	2,000,000	2,066,471
6.625%, 11/15/2010	1,435,000	1,524,843

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$5,539,185

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.7%
3.875%, 6/15/2008	500,000	492,170
4.125%, 10/18/2010	2,000,000	1,953,677
4.750%, 1/19/2016	$3,000,000	$2,961,825
5.125%, 10/18/2016	2,000,000	2,029,635
5.200%, 3/5/2019	2,000,000	1,959,163
5.250%, 11/5/2012	2,000,000	1,989,758
5.250%, 4/18/2016	2,000,000	2,050,389
5.750%, 6/27/2016	5,000,000	5,227,899
6.943%, 3/21/2007	175,000	176,132
8.250%, 6/1/2026	1,000,000	1,315,438

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$20,156,086

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.6%
5.250%, 8/1/2012	3,000,000	3,024,719
5.290%, 2/17/2009	2,500,000	2,420,000
6.470%, 9/25/2012	5,500,000	5,925,702

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$11,370,421

OVERSEAS PRIVATE INVESTMENT CORPORATION - 1.4%
6.600%, 5/21/2016	2,247,000	2,366,004

PRIVATE EXPORT FUNDING CORPORATION - 1.5%
6.490%, 7/15/2007	500,000	504,409
7.200%, 1/15/2010	2,000,000	2,136,672

TOTAL PRIVATE EXPORT FUNDING CORPORATION		$2,641,081

SMALL BUSINESS ADMINISTRATION - 1.5%
5.600%, 9/1/2008	118,249	118,532
6.200%, 11/1/2007	80,933	81,170
6.700%, 12/1/2016	574,939	593,124
6.700%, 3/1/2016	210,586	217,235
6.950%, 11/1/2016	1,385,396	1,434,256
7.300%, 5/1/2017	48,947	51,033
7.300%, 9/1/2019	52,005	54,884
8.850%, 8/1/2011	4,989	5,225
9.250%, 2/1/2008	31,655	32,161
9.650%, 5/1/2010	70,308	73,135

TOTAL SMALL BUSINESS ADMINISTRATION		$2,660,755

TENNESSEE VALLEY AUTHORITY - 0.4%
7.430%, 4/1/2022	626,551	626,551

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $48,185,565)		$48,754,596

MORTGAGE BACKED SECURITIES - 28.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.7%
Pool G02296, 5.000%, 6/1/2036	$3,978,956	$3,846,324
Pool 852527, 5.500%, 5/1/2036	3,982,934	3,938,541
Pool C78010, 5.500%, 4/1/2033	3,640,683	3,618,687
Pool A18401, 6.000%, 2/1/2034	2,630,484	2,651,172
Pool E00540, 6.000%, 3/1/2013	852,156	861,964
Pool G01831, 6.000%, 5/1/2035	1,704,165	1,717,168
Pool C63959, 6.500%, 2/1/2032	785,354	802,742
Pool 180250, 7.000%, 7/1/2008	4,674	4,689
Pool 180299, 7.000%, 8/1/2008	813	814
Pool 180931, 7.000%, 11/1/2008	18,355	18,443
Pool E61956, 7.000%, 11/1/2010	2,551	2,580
Pool 181063, 7.500%, 12/1/2010	646	649
Pool 170020, 7.500%, 6/1/2008	3,397	3,414
Pool 287773, 7.500%, 3/1/2017	2,287	2,350
Pool 299147, 7.500%, 8/1/2017	160,886	165,377
Pool C80328, 7.500%, 7/1/2025	184,765	191,944
Pool G01425, 7.500%, 5/1/2032	433,561	448,510
Pool 160026, 8.000%, 9/1/2007	418	419
Pool 180398, 8.000%, 1/1/2010	361	363
Pool 181361, 8.000%, 11/1/2008	21,660	21,818
Pool 555014, 8.000%, 12/1/2010	1,770	1,783
Pool 160033, 8.250%, 12/1/2007	678	682
Pool 252892, 8.250%, 5/1/2009	1,914	1,926
Pool 251573, 8.500%, 9/1/2009	3,395	3,433
Pool 300161, 8.500%, 8/1/2017	85,015	89,154
Pool 538733, 9.000%, 9/1/2019	887	952

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$18,395,898

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.4%
5.000%, 12/1/2099	2,000,000	1,930,625
Pool 695818, 5.000%, 4/1/2018	3,719,248	3,674,307
Pool 763704, 5.000%, 4/1/2034	4,029,526	3,904,023
Pool 797663, 5.000%, 9/1/2035	1,974,708	1,907,650
Pool 255933, 5.500%, 10/1/2035	1,845,766	1,825,193
Pool 833143, 5.500%, 9/1/2035	4,654,019	4,602,147
Pool 843323, 5.500%, 10/1/2035	922,310	912,031
Pool 848236, 5.500%, 1/1/2036	2,817,698	2,786,293
Pool 868574, 5.500%, 4/1/2036	1,943,333	1,921,673
Pool 190817, 6.000%, 5/1/2009	34,912	35,178
Pool 261790, 6.000%, 1/1/2014	1,069	1,078
Pool 323419, 6.000%, 12/1/2028	469,506	473,565
Pool 545051, 6.000%, 9/1/2029	683,512	690,418
Pool 252439, 6.500%, 5/1/2029	$224,004	$229,122
Pool 431587, 6.500%, 8/1/2028	83,411	85,346
Pool 436746, 6.500%, 8/1/2028	130,564	133,681
Pool 440401, 6.500%, 8/1/2028	605,536	619,786
Pool 485678, 6.500%, 3/1/2029	410,742	420,268
Pool 494375, 6.500%, 4/1/2029	86,142	88,139
Pool 725418, 6.500%, 5/1/2034	1,098,763	1,122,747
Pool 334593, 7.000%, 5/1/2024	269,187	277,693
Pool 604867, 7.000%, 1/1/2025	242,587	249,578
Pool 625596, 7.000%, 2/1/2032	220,825	227,634
Pool 044046, 7.500%, 2/1/2014	6,980	7,004
Pool 001467, 8.000%, 1/1/2010	4,197	4,221
Pool 007238, 8.000%, 6/1/2008	11,234	11,292
Pool 202957, 8.000%, 8/1/2021	21,464	22,216
Pool 001465, 8.250%, 7/1/2009	6,395	6,446
Pool 021356, 8.500%, 3/1/2012	1,792	1,810
Pool 039862, 9.750%, 9/1/2017	20,971	22,509

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$28,193,673

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
Pool 581522, 6.000%, 5/15/2033	670,833	681,105
Pool 592505, 6.000%, 4/15/2033	628,831	638,198
Pool 346572, 7.000%, 5/15/2023	90,801	94,140
Pool 364004, 7.000%, 10/20/2023	84,354	87,231
Pool 484269, 7.000%, 9/15/2028	231,586	239,905
Pool 015150, 7.500%, 6/15/2007	170	170
Pool 016002, 7.500%, 5/15/2007	411	412
Pool 016535, 7.500%, 4/15/2007	2,291	2,295
Pool 322137, 7.500%, 6/20/2007	238	240
Pool 019784, 8.000%, 9/15/2007	25,919	26,049
Pool 190557, 8.000%, 12/15/2016	6,415	6,610
Pool 338217, 8.000%, 10/15/2007	6,331	6,390
Pool 392400, 8.000%, 7/15/2024	3,933	4,155
Pool 402603, 8.000%, 2/15/2010	20,617	21,279
Pool 409703, 8.000%, 12/15/2009	12,527	12,852
Pool 025463, 8.250%, 6/15/2008	5,320	5,363
Pool 407264, 8.375%, 4/15/2010	7,148	7,368
Pool 001893, 8.500%, 10/20/2009	25,072	25,914
Pool 064335, 8.500%, 9/15/2008	12,290	12,328
Pool 780356, 8.500%, 10/15/2008	137,494	138,346
Pool 780440, 8.500%, 11/15/2017	8,690	9,165
Pool 001061, 9.000%, 4/20/2023	48,260	52,043
Pool 001886, 9.000%, 10/20/2024	9,065	9,776
Pool 023641, 9.000%, 10/15/2008	3,233	3,301
Pool 146927, 9.000%, 9/15/2016	12,642	13,514
Description	Principal Amount	Value
Pool 188603, 9.000%, 11/15/2016	$13,280	$14,197
Pool 208196, 9.000%, 2/15/2017	43,882	46,979

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$2,159,325

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $48,826,244)		$48,748,896

TAXABLE MUNICIPALS - 1.3%
Chicago, IL Public Building Commission, 7.000%, 1/1/2007, Escrowed to Maturity	225,000	225,635
Miami, FL, Rent Revenue Series 1998, 8.650%, 7/1/2019 (Lease payments guaranteed by U.S. Government)	165,000	199,944
Tacoma, WA, 8.200%, 9/15/2013, Lease Revenue Bond (Lease payments guaranteed by U.S. Government)	1,110,000	1,237,428
Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025	501,864	501,799

TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST $2,249,907)		$2,164,806

U.S. TREASURY - 17.1%
U.S. TREASURY BONDS - 4.9%
4.500%, 2/15/2036	4,786,000	4,619,238
5.375%, 2/15/2031	3,500,000	3,800,235

TOTAL U.S. TREASURY BONDS		$8,419,473

U.S. TREASURY NOTES - 12.2%
Treasury Inflation Protected Securities, 3.500%, 1/15/2011	2,723,645	2,832,590
Treasury Inflation Protected Securities, 3.625%, 5/15/2013	1,100,000	1,041,562
3.875%, 2/15/2013	550,000	529,031
Description	Principal Amount or Shares	Value
4.000%, 11/15/2012	$1,000,000	$970,313
4.000%, 2/15/2014	600,000	577,969
4.000%, 2/15/2015	1,790,000	1,717,002
4.125%, 5/15/2015	779,000	753,317
4.250%, 11/15/2013	1,200,000	1,176,187
4.250%, 11/15/2014	20,000	19,537
4.250%, 8/15/2015	1,355,000	1,321,109
4.500%, 11/15/2015	2,000,000	1,985,000
4.875%, 10/31/2008	8,000,000	8,027,440

TOTAL U.S. TREASURY NOTES		$20,951,057

TOTAL U.S. TREASURY (IDENTIFIED COST $29,125,130)		$29,370,530

MUTUAL FUNDS - 0.0%
SSgA Money Market Fund	1,377	1,377
SSgA US Government Money Market Fund	138	138

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$1,515

REPURCHASE AGREEMENTS - 8.7%
Interest in $14,933,062 repurchase agreement 5.290%, dated 10/31/2006, under which Credit Suisse First Boston LLC will repurchase a U.S. Government Agency security maturing on 10/31/2011 for $14,935,256 on 11/1/2006. The market value of the underlying security at the end of the period was $15,234,174. (AT COST)	$14,933,062	$14,933,062

TOTAL INVESTMENTS - 105.4% (IDENTIFIED COST $180,770,283)		$181,213,448

OTHER ASSETS AND LIABILITIES - NET - (5.4)%		$(9,358,040)

TOTAL NET ASSETS - 100%		$171,855,408

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Municipal Bond Fund

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General	15.5%
Transportation	15.1%
Higher Education	14.0%
General Obligations	9.3%
Medical	7.4%
Development	6.6%
Special Purpose	6.5%
Water	6.1%
Multifamily Housing	5.5%
Power	5.4%
Single Family Housing	2.4%
Nursing Homes	1.2%
Pollution	1.1%
School District	1.1%
Facilities	1.0%
Other Assets and Liabilities[2]	1.8%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
5MUNICIPAL BONDS - 90.5%
GUAM - 0.4%
SINGLE FAMILY HOUSING - 0.4%
Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031	$375,000	$436,211

NEW YORK - 87.1%
DEVELOPMENT - 6.6%
Geneva, NY, IDA, Revenue Bonds, (Project A), 5.375%, (Hobart and William Smith) 2/1/2033	1,000,000	1,066,480
Montgomery County, NY, IDA, Revenue Bonds (Series A), 5.00% (XL Capital Assurance Inc. INS), 7/1/2029	1,000,000	1,052,250
New York Convention Center Development Corp., 5.00% (AMBAC LOC), 11/15/2026	3,000,000	3,198,660
Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield: 5.467%), 12/1/2029	155,000	166,031
Schenectady, NY, Metroplex Development Authority Revenue, Revenue Bonds (Series A), 4.00%, 12/15/2006	300,000	300,039
Utica, NY, IDA Civic Facility, (Series A) Revenue Bonds, 5.50% (Munson Williams Proctor), 7/15/2029	$425,000	$452,811
Utica, NY, IDA Civic Facility, (Series A) Revenue Bonds, 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	320,000	339,581

TOTAL DEVELOPMENT		$6,575,852

FACILITIES - 1.0%
Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032	915,000	979,498

GENERAL - 15.5%
Broome County, NY, Certificate of Participation, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022	50,000	50,068
Grand Central, NY, District Management Association, Inc., Refunding Bonds, 5.00%, 1/1/2021	1,000,000	1,056,300
Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds (Series A) , 5.00% (Original Issue Yield: 5.40%), 1/15/2010	$870,000	$885,295
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bonds (Series A), 5.00%, 11/15/2022	2,635,000	2,836,288
Nassau County, NY, Interim Finance Authority, Revenue Bonds (Series H), 5.25% (AMBAC INS), 11/15/2017	3,000,000	3,316,350
Sales Tax Asset Receivable Corp., NY, (Series A), 5.00% (MBIA Global Funding LLC LOC)/(Original Issue Yield: 4.41%), 10/15/2026	1,425,000	1,517,753
Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 10/15/2025	1,735,000	1,850,360
Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00%, 10/15/2029	3,660,000	3,888,018

TOTAL GENERAL		$15,400,432

GENERAL OBLIGATION - 6.0%
Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012	50,000	50,334
Nassau County, NY, GO, (Series F), 7.00% (FSA INS), 3/1/2010	500,000	552,620
New York City, NY, 5.00%, 6/1/2023	2,500,000	2,651,125
New York City, NY,GO UT Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022	1,000,000	1,057,480
Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019	1,580,000	1,636,975

TOTAL GENERAL OBLIGATION		$5,948,534

HIGHER EDUCATION - 14.0%
New York State Dormitory Authority, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/15/2023	1,170,000	1,257,329
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	425,000	464,831
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	1,230,000	1,308,929
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, 5.05% (FHA INS), 8/15/2024	750,000	791,880
New York State Dormitory Authority, Mental Health Services Facilities Improvement Revenue Bonds (Series 2005D-1), 5.00% (New York State)/(FGIC INS), 2/15/2023	2,000,000	2,131,800
New York State Dormitory Authority, Revenue Bonds (Series A), 5.50%, 5/15/2021	1,000,000	1,172,000
New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013	3,000,000	3,637,860
New York State Dormitory Authority, Rochester University, 5.125%, 7/1/2039	1,000,000	1,052,340
New York State Dormitory Authority, School District Financing Revenue Bonds (Series C), 5.375% (MBIA Insurance Corp. INS), 10/1/2015	1,000,000	1,092,130
New York State Dormitory Authority, School Districts Financing Program (Series D), 5.50% (MBIA Insurance Corp. INS), 10/1/2017	$895,000	$989,136
New York State HFA, Refunding Revenue Bonds, 7.90% (United States Treasury COL), 11/1/2006	15,000	15,000

TOTAL HIGHER EDUCATION		$13,913,235

MEDICAL - 7.4%
Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield: 4.999%), 11/1/2034	1,000,000	1,030,830
Chemung County, NY, IDA, 5.00% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%), 11/1/2034	750,000	773,123
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, 5.00% (Highland Hospital Rochester Project), 8/1/2025	1,000,000	1,027,390
New York City, NY, Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%), 2/15/2026	1,000,000	1,052,560
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10% (AMBAC INS), 2/1/2019	1,000,000	1,039,000
New York State Dormitory Authority, Revenue Bonds (Series J), 5.00% (Brookdale Hospital Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.10%), 2/15/2010	1,000,000	1,031,110
New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue Yield: 5.573%), 8/1/2027	1,000,000	1,040,700
Tompkins, NY, Health Care Corp., 10.80% (FHA INS), 2/1/2028	275,000	303,702

TOTAL MEDICAL		$7,298,415

MULTIFAMILY HOUSING - 5.5%
East Rochester, NY, Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 5.375%), 4/20/2043	1,355,000	1,495,703
Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	125,000	125,133
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.50% (HUD Section 8 GTD)/(Original Issue Yield: 6.803%), 12/1/2014	960,000	1,030,819
New York State HFA, (Series A), 6.90%, 8/15/2007	5,000	5,010
New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 8/15/2017	1,000,000	1,018,860
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	190,000	192,067
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	635,000	648,354
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (Original Issue Yield: 6.45%), 9/15/2015	885,000	906,302

TOTAL MULTIFAMILY HOUSING		$5,422,248

NURSING HOMES - 1.2%
Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage Program)/(GNMA Collateralized Home Mortgage Program COL), 9/1/2021	$500,000	$535,160
New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS), 8/1/2026	320,000	330,909
Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/(FHA INS), 2/1/2017	275,000	279,155

TOTAL NURSING HOMES		$1,145,224

POLLUTION - 1.1%
New York State Environmental Facilities Corp., Revenue Bonds, 5.85%, 1/15/2015	1,040,000	1,062,610

POWER - 5.4%
Long Island Power Authority, NY, (Series A) Revenue Bonds, 5.00% (FGIC LOC 6/1/2016@100), 12/1/2019	3,000,000	3,260,670
Long Island Power Authority, NY, Revenue Bonds (Series A), 5.00%, 12/1/2025	2,000,000	2,142,220

TOTAL POWER		$5,402,890

SCHOOL DISTRICT - 1.1%
Webster, NY, Central School District, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 6/15/2019	1,000,000	1,050,370

SINGLE FAMILY HOUSING - 2.0%
Albany, NY, Housing Authority, Revenue Bonds, 5.20% (Key Bank, N.A. LOC), 12/1/2013	200,000	207,830
Albany, NY, Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A. LOC), 12/1/2018	150,000	155,881
Albany, NY, Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A. LOC), 12/1/2028	200,000	207,264
New York State Mortgage Agency, (Refunding Revenue Bonds), 5.70% (Original Issue Yield: 5.70%), 4/1/2011	865,000	886,530
New York State Mortgage Agency (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028	475,000	483,569

TOTAL SINGLE FAMILY HOUSING		$1,941,074

SPECIAL PURPOSE - 4.1%
New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%), 6/1/2025	1,015,000	1,047,125
TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%, 7/15/2027	1,000,000	1,077,960
Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original Issue Yield: 4.00%), 6/1/2016	1,430,000	1,501,986
Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series C-1), 5.25% (New York State), 6/1/2013	400,000	409,784

TOTAL SPECIAL PURPOSE		$4,036,855

TRANSPORTATION - 13.6%
Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008	$435,000	$442,177
Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	500,000	533,440
Metropolitan Transportation Authority, NY, Revenue Bonds (Series B), 5.00%, 11/15/2031	1,300,000	1,373,021
New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund, Unrefunded Revenue Bonds (Series A), 5.125% (FGIC INS), 4/1/2011	655,000	684,920
New York State Thruway Authority, (Series 2000A), 6.25% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund)/(FSA INS), 4/1/2011	1,000,000	1,093,630
New York State Thruway Authority, Refunding Revenue Bonds (Series A), 5.00%, 3/15/2021	2,755,000	2,960,413
Port Authority of New York and New Jersey, Revenue Bonds (132nd Series), 5.00% (GO of Authority LOC)/(Original Issue Yield: 5.11%), 9/1/2026	2,000,000	2,118,300
Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bonds, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	3,500,000	4,323,095

TOTAL TRANSPORTATION		$13,528,996

WATER - 2.6%
New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	1,000,000	1,053,860
New York City, NY, Municipal Water Finance Authority, Fiscal 2004-C Revenue Bonds, 5.00% (AMBAC INS), 6/15/2035	1,000,000	1,054,010
New York State Environmental Facilities Corp., 5.875%, 1/15/2017	400,000	428,312

TOTAL WATER		$2,536,182

TOTAL NEW YORK		$86,242,415

PUERTO RICO - 0.6%
DEVELOPMENT - 0.0%
Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.10% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	25,000	25,527

GENERAL OBLIGATION - 0.6%
Commonwealth of Puerto Rico, (GO UT), 7.00%, 7/1/2010	550,000	614,966

TOTAL PUERTO RICO		$640,493

SOUTH CAROLINA - 0.6%
SPECIAL PURPOSE - 0.6%
Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield: 6.48%), 5/15/2030	500,000	$584,500

WISCONSIN - 1.8%
SPECIAL PURPOSE - 1.8%
Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	$1,695,000	$1,832,617

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $86,589,571)		$89,736,236

4SHORT-TERM MUNICIPALS - 7.7%
NEW YORK - 7.7%
GENERAL OBLIGATION - 2.7%
New York City, NY, (1994 Series A-4) Daily VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.610%, 11/1/2006	2,700,000	2,700,000

TRANSPORTATION - 1.5%
Metropolitan Transportation Authority, NY, (Series 2005E-1) Weekly VRDNs (MTA Transportation Revenue)/(Fortis Bank SA/NV LOC), 3.560%, 11/2/2006	$1,500,000	$1,500,000

WATER - 3.5%
New York City, NY, Municipal Water Finance Authority, (Series 2001 F-2) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.570%, 11/1/2006	3,500,000	3,500,000

TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		$7,700,000

TOTAL MUNICIPAL INVESTMENTS - 98.2% (IDENTIFIED COST $94,289,571)		$97,436,236

OTHER ASSETS AND LIABILITIES - NET - 1.8%		$1,830,078

TOTAL NET ASSETS - 100%		$99,266,314

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Municipal Bond Fund

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Higher Education	18.7%
School District	12.0%
Development	11.0%
Transportation	10.0%
Nursing Homes	9.6%
General Obligation	8.6%
Medical	6.6%
Education	3.7%
Facilities	3.5%
Pollution	3.4%
General	2.2%
Power	1.9%
Water	0.7%
Cash Equivalents[2]	5.9%
Other Assets and Liabilities -- Net[3]	2.2%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
5MUNICIPAL BONDS - 91.9%
PENNSYLVANIA - 90.0%
DEVELOPMENT - 11.0%
Bucks County, PA, IDA, Revenue Bonds, 10.00% (ETM), 5/15/2019	$4,775,000	$7,619,515
Pennsylvania State IDA, EDRBs , 5.50% (AMBAC INS), 7/1/2013	500,000	552,365
Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS), 10/1/2010	1,000,000	1,059,370
Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.45%), 10/1/2030	2,000,000	2,120,080
Philadelphia, PA, Redevelopment Authority, Revenue Bonds, 5.00% (FGIC LOC), 4/15/2027	1,500,000	1,591,770
Pittsburgh, PA, Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.25% (AMBAC INS), 2/1/2017	3,000,000	3,150,300

TOTAL DEVELOPMENT		$16,093,400

EDUCATION - 3.7%
Berks County, PA, Vocational Technical School Authority, Revenue Bond (Series 2005), 5.00% (Berks Career & Technology Center)/(MBIA Insurance Corp. INS), 6/1/2014	$1,655,000	$1,798,025
Charleroi, PA, Area School District, (Series C), 5.75% (United States Government PRF 10/1/2009 @ 100)/(FGIC INS)/(Original Issue Yield: 5.90%), 10/1/2014	1,070,000	1,135,409
Charleroi, PA, Area School District, (Series C), 6.00% (United States Government PRF 10/1/2009 @ 100)/(FGIC INS)/(Original Issue Yield: 6.046%), 10/1/2017	1,300,000	1,388,023
Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS)/(Original Issue Yield: 6.046%), 10/1/2017	30,000	32,014
York County, PA School Technology Authority, Lease Revenue Bonds , 5.50% (FGIC INS), 2/15/2021	1,000,000	1,092,490

TOTAL EDUCATION		$5,445,961

FACILITIES - 3.5%
Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.80%), 9/1/2019	$2,410,000	$2,909,159
Philadelphia, PA, IDA, Refunding Revenue Bonds, 5.20%, (United States Treasury PRF 6/15/2007 @ 101)/(The Franklin Institute), 6/15/2018	2,100,000	2,141,916

TOTAL FACILITIES		$5,051,075

GENERAL - 2.2%
Westmoreland County, PA , Municipal Authority, Revenue Bonds, 5.25%, (FSA INS), 8/15/2027	3,000,000	3,276,570

GENERAL OBLIGATION - 8.6%
Adams County, PA, GO UT Refunding Notes, 5.30% (United States Government PRF 5/15/2011 @ 100)/(FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	1,185,000	1,271,470
Allegheny County, PA, GO, (Series C-52), 5.25% (United States Government PRF 5/1/2011 @ 100)/(FGIC INS)/(Original Issue Yield: 5.50%), 11/1/2021	1,000,000	1,070,340
Butler County, PA, IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011	1,000,000	1,104,070
Delaware County, PA, GO UT, 5.00%, 10/1/2016	3,090,000	3,380,367
Lancaster County, PA, (Series A), 5.60% (United States Government PRF 5/1/2010 @ 100)/(FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2012	2,000,000	2,134,640
Mercer County, PA, GO UT, 5.50%, (FGIC INS), 10/1/2019	1,215,000	1,315,007
Mercer County, PA, GO UT, 5.50%, (FGIC INS), 10/1/2028	1,155,000	1,250,068
Philadelphia, PA, GO UT, 5.25% (FSA INS), 9/15/2015	1,000,000	1,061,170

TOTAL GENERAL OBLIGATION		$12,587,132

HIGHER EDUCATION - 18.7%
Chester County, PA, HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance INS), 10/15/2027	2,250,000	2,359,508
Delaware County, PA, Authority, Revenue Bonds, 4.50% (Eastern University)/(Radian Asset Assurance LOC)/(Original Issue Yield: 4.57%), 10/1/2027	3,170,000	3,159,254
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1), 5.00% (Dickinson College)/(CIFG INS), 5/1/2019	1,420,000	1,539,734
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1), 5.00% (Dickinson College)/(CIFG INS), 5/1/2020	1,490,000	1,612,314
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St. Joseph’s University)/(Radian Asset Assurance INS), 12/15/2015	1,940,000	2,114,328
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.00% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 3.65%), 12/1/2013	$1,345,000	$1,444,113
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (University of Pennsylvania), 9/1/2015	2,000,000	2,232,000
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Radian Asset Assurance INS)/(Gwynedd-Mercy College), 11/1/2022	2,600,000	2,682,238
Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (York College of Pennsylvania)/(FGIC INS), 11/1/2020	550,000	588,830
Pennsylvania State University, Refunding Revenue Bonds, 5.25%, 8/15/2016	1,000,000	1,122,160
Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017	1,335,000	1,456,485
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Community College of Philadelphia), 5/1/2014	1,280,000	1,380,838
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Community College of Philadelphia), 5/1/2015	1,350,000	1,459,364
State Public School Building Authority, PA, Revenue Bonds, 5.00% (Montgomery County, PA Community College)/(AMBAC INS), 5/1/2021	1,790,000	1,918,576
Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Swarthmore College)/(Original Issue Yield: 4.65%), 9/15/2020	1,000,000	1,079,180
Union County, PA, Higher Educational Facilities Financing Authority, (Series A) Refunding Revenue Bonds, 5.25% (Bucknell University), 4/1/2020	1,000,000	1,084,510

TOTAL HIGHER EDUCATION		$27,233,432

MEDICAL - 6.6%
Chester County, PA , HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009	1,985,000	2,007,708
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010	1,675,000	1,694,162
Chester County, PA , HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson Health System)/(Original Issue Yield: 5.63%), 5/15/2027	2,000,000	2,058,060
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Refunding Bonds, 5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008	1,275,000	1,309,119
Philadelphia, PA, IDA, Refunding Revenue Bonds, 4.75% (Simpson House)/(Original Issue Yield: 4.84%), 8/15/2008	$520,000	$517,811
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016	2,000,000	2,045,720

TOTAL MEDICAL		$9,632,580

NURSING HOMES - 9.6%
Bucks County, PA, IDA, Revenue Bonds (Series A), 5.30% (Ann’s Choice, Inc.)/(Original Issue Yield: 5.45%), 1/1/2014	275,000	282,565
Bucks County, PA, IDA, Revenue Bonds (Series A), 5.40% (Ann’s Choice, Inc.)/(Original Issue Yield: 5.55%), 1/1/2015	240,000	247,747
Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	1,000,000	1,083,450
Bucks County, PA, IDA, Revenue Bonds (Series A), 5.20% (Ann’s Choice, Inc.)/(Original Issue Yield: 5.30%), 1/1/2013	320,000	326,227
Delaware County, PA, Authority, Dunwoody Village, 6.25% (Original Issue Yield: 6.45%), 4/1/2030	1,200,000	1,265,568
Montgomery County, PA ,IDA, Revenue Bond, 6.125% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.25%), 2/1/2028	1,500,000	1,593,015
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (United States Government PRF 12/1/2009 @ 102)/(Original Issue Yield: 7.40%), 12/1/2019	3,000,000	3,341,040
Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	1,000,000	1,021,690
Montgomery County, PA ,IDA, Revenue Bonds, 5.25% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.48%), 11/15/2028	1,850,000	1,892,328
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds (Series A), 5.00%, (Wissahickon Hospice Healthcare), 8/15/2014	2,685,000	2,914,084

TOTAL NURSING HOMES		$13,967,714

POLLUTION - 3.4%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds (Series 1995)/(USX Corp.), 5.40%, 11/1/2017	750,000	804,465
Lancaster County, PA, Solid Waste Management, (Series B), 5.375% (AMBAC LOC), 12/15/2015	4,000,000	4,185,320

TOTAL POLLUTION		$4,989,785

SCHOOL DISTRICT - 12.0%
Belle Vernon, PA, Area School District, GO UT, 6.00% (United States Treasury PRF 4/1/2009 @ 100)/(FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021	$1,210,000	$1,278,462
Cumberland Valley, PA, School District, GO UT, 5.00% (Original Issue Yield: 3.69%), 11/15/2016	2,000,000	2,189,820
Hempfield, PA, School District, GO UT, (Series B), 5.00% (FGIC INS), 10/15/2018	2,650,000	2,873,501
North Allegheny, PA, School District, GO UT, 5.50% (FGIC INS), 11/1/2010	1,765,000	1,892,839
Perkiomen Valley School District, PA, GO UT, 5.00% (FSA INS), 4/1/2028	2,500,000	2,698,125
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, 5.00%, 2/15/2015	3,535,000	3,863,720
West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2016	1,515,000	1,620,959
West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2018	1,000,000	1,069,940

TOTAL SCHOOL DISTRICT		$17,487,366

TRANSPORTATION - 10.0%
Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00% (United States Government PRF 3/1/2009 @ 101)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024	2,500,000	2,659,750
Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway Imps., 5.25%, 7/1/2018	1,500,000	1,616,880
Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway Imps., 5.25%, (United States Government PRF 7/1/2013 @ 100), 7/1/2018	1,135,000	1,241,191
Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS), 6/1/2013	5,500,000	6,005,945
Scranton, PA, Packaging Authority, Refunding Revenue Bonds, 5.00% (FGIC INS), 9/15/2033	2,355,000	2,474,234
Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds, 5.25% (FGIC INS), 3/1/2013	500,000	522,535

TOTAL TRANSPORTATION		$14,520,535

WATER - 0.7%
Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.25%), 8/1/2013	1,000,000	1,029,160

TOTAL PENNSYLVANIA		$131,314,710

Description	Principal Amount	Value
PUERTO RICO - 1.9%
POWER - 1.9%
Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022	$2,500,000	$2,681,450

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $128,712,219)		$133,996,160

Description	Shares	Value
6MUTUAL FUND - 5.9%
Pennsylvania Municipal Cash Trust, Institutional Shares (AT NET ASSET VALUE)	8,670,714	$8,670,714

TOTAL MUNICIPAL INVESTMENTS - 97.8% (IDENTIFIED COST $137,382,933)		$142,666,874

OTHER ASSETS AND LIABILITIES - NET - 2.2%		$3,185,296

TOTAL NET ASSETS - 100%		$145,852,170

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Maryland Municipal Bond Fund

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Health Care	32.8%
General Obligation	19.2%
Higher Education	9.9%
Facilities	9.1%
General	5.7%
Transportation	4.3%
Education	4.2%
Water	3.2%
Development	2.7%
Multi-Family Housing	1.7%
Other	1.5%
Housing	1.4%
Pollution	1.1%
Single Family Housing	0.4%
Power	0.1%
Cash Equivalents[2]	1.7%
Other Assets and Liabilities -- Net[3]	1.0%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Cash Equivalents include investments in money market funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
5MUNICIPAL BONDS - 97.3%
DISTRICT OF COLUMBIA - 1.1%
TRANSPORTATION - 1.1%
Washington, DC Metro Area Transit Authority, 6.00% (FGIC INS), 7/1/2010	$500,000	$542,190
Washington, DC Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 1/1/2012	1,000,000	1,069,070

TOTAL DISTRICT OF COLUMBIA		$1,611,260

MARYLAND - 90.2%
DEVELOPMENT - 2.7%
Maryland State Community Development Administration, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.04%), 6/1/2021	275,000	288,401
Maryland State Economic Development Corp., 7.125%, 4/1/2019	780,000	831,269
Maryland State Economic Development Corp., 8.25%, 11/1/2026	$1,000,000	$981,800
Maryland State Economic Development Corp., Revenue Bonds Maryland Department of Transportation, 5.375%, 6/1/2019	750,000	816,472
Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%), 11/1/2022	1,000,000	1,052,880

TOTAL DEVELOPMENT		$3,970,822

EDUCATION - 4.2%
Baltimore, MD Boarding School Commissioners, (Series A), 5.00%, 5/1/2018	100,000	107,122
Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS)/(The Bullis School)/(Original Issue Yield: 5.35%), 7/1/2020	1,585,000	1,694,175
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Maclean School)/(Original Issue Yield: 6.05%), 7/1/2020	250,000	260,560
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Maclean School)/(Original Issue Yield: 6.146%), 7/1/2031	$1,500,000	$1,558,185
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 4.75% (Board of Child Care)/(Original Issue Yield: 4.86%), 7/1/2014	400,000	415,776
Maryland State IDFA, EDRB (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	1,000,000	1,076,090
New Baltimore, MD Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%), 11/1/2013	1,135,000	1,192,408

TOTAL EDUCATION		$6,304,316

FACILITIES - 7.2%
Baltimore County, MD Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp. INS), 9/1/2011	2,910,000	3,054,132
Baltimore County, MD Convention Center, Revenue Bonds (Series A), 5.25% (Baltimore Hotel Corp.)/(XLCA Insurance), 9/1/2039	2,500,000	2,721,100
Baltimore, MD Wastewater, Revenue Bonds (Series A), 6.00% (FGIC INS), 7/1/2015	1,000,000	1,128,950
Maryland State Stadium Authority, (Convention Center Expansion), 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 12/15/2013	1,000,000	1,002,630
Maryland State Stadium Authority, (Ocean City Convention Center), 5.375% (Original Issue Yield: 5.55%), 12/15/2015	500,000	501,040
Maryland State Stadium Authority, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 3/1/2012	1,000,000	1,006,080
Montgomery County, MD Revenue Authority Lease, Revenue Bonds, 5.00%, 4/1/2013	1,330,000	1,430,269

TOTAL FACILITIES		$10,844,201

GENERAL - 4.6%
Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.125%, 7/1/2028	2,200,000	2,361,458
Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (FSA INS)/(Original Issue Yield: 5.80%), 7/1/2030, PRF 7/1/2010	3,000,000	3,229,680
Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017	1,000,000	1,123,800
Montgomery County, MD Special Obligation, Special Tax, 5.375% (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%), 7/1/2020	250,000	267,020

TOTAL GENERAL		$6,981,958

GENERAL OBLIGATION - 19.2%
Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016	1,000,000	1,075,670
Anne Arundel County, MD, LT GO, 5.50% (Original Issue Yield: 5.55%), 9/1/2015	500,000	505,665
Baltimore County, MD, Public Improvement GO UT, 4.20%, 9/1/2023	2,000,000	2,004,860
Baltimore County, MD, GO UT Special Assessment Bonds (67th Issue), 5.00%, 6/1/2019	$335,000	$356,976
Baltimore, MD, GO UT (Series C), 5.50% (FGIC INS), 10/15/2015	500,000	570,890
Baltimore, MD, GO UT (Series A), 5.00% (AMBAC INS), 10/15/2016	260,000	285,958
Frederick County, MD, Refunding GO UT (Series A), 5.25%, 7/1/2013	2,080,000	2,264,205
Frederick County, MD, GO UT, 5.25%, 11/1/2019	1,500,000	1,717,350
Harford County, MD, GO UT, 5.50%, 12/1/2008	1,000,000	1,039,000
Howard County, MD, GO UT, 5.25%, 8/15/2016, PRF 2/15/2012	1,480,000	1,602,870
Howard County, MD, 5.25%, 8/15/2015	1,800,000	1,940,868
Howard County, MD, 5.25%, 8/15/2015, PRF 2/15/2012	125,000	135,377
Maryland State, 5.50%, 3/1/2013	2,000,000	2,222,000
Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016, PRF 1/1/2010	2,000,000	2,144,240
Prince Georges County, MD, Consolidaed Public Improvement GO UT Bonds PRF 10/1/2009, 5.50% (FSA INS), 10/1/2010	2,045,000	2,176,759
Prince Georges County, MD, GO UT (Consolidated Public Improvement) (Series A), 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.45%), 3/15/2015, PRF 3/15/2007	1,000,000	1,016,270
Queen Annes County, MD, 5.00% (MBIA Insurance Corp. INS), 11/15/2016	1,000,000	1,097,320
Queen Annes County, MD, Public Facility, 6.00% (FGIC INS)/(Original Issue Yield: 5.25%), PRF 11/15/2007	1,000,000	1,034,970
St. Mary’s County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021	1,000,000	1,069,380
St. Mary’s County, MD, GO UT Refunding Bonds, 5.00%, 10/1/2018	2,255,000	2,423,223
Washington Suburban Sanitation District, MD, GO UT, 5.00% (Original Issue Yield: 5.04%), 6/1/2023	1,000,000	1,037,590
Washington Suburban Sanitation District, MD, GO UT Bonds, 6.00%, 6/1/2018	1,000,000	1,206,130

TOTAL GENERAL OBLIGATION		$28,927,571

HEALTH CARE - 32.8%
Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS), 1/1/2016	2,000,000	2,076,040
Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017	1,000,000	1,004,900
Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program COL), 12/20/2008	285,000	288,215
Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25% (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2012	1,175,000	1,222,458
Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original Issue Yield: 4.90%)/(Western MD Health Systems), 11/1/2014	$1,000,000	$1,030,790
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(University of MD Hospital Systems), 7/1/2015	1,740,000	1,874,606
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(University of MD Hospital Systems), 7/1/2024	250,000	265,693
Maryland State Health & Higher Educational Facilities Authority, (Suburban Hospital), (Series A), 5.50%, 7/1/2016	500,000	547,515
Maryland State Health & Higher Educational Facilities Authority, 4.80% (Peninsula United Methodist), 10/1/2028	1,000,000	1,000,310
Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC INS)/(Helix Health System)/(Original Issue Yield: 5.27%), 7/1/2027	3,620,000	4,049,368
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial Hospital)/(Original Issue Yield: 5.20%), 7/1/2022	3,000,000	3,105,210
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital), 5/15/2013	1,465,000	1,542,499
Maryland State Health & Higher Educational Facilities Authority, 5.00% (MBIA Insurance Corp. INS)/(Howard County General Hospital)/(Original Issue Yield: 5.17%), 7/1/2019	1,500,000	1,542,690
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.), 4/1/2008	2,000,000	2,021,120
Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland Medical System), 7/1/2012	1,000,000	1,048,910
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital) 5/15/2026	900,000	930,771
Maryland State Health & Higher Educational Facilities Authority, 5.25% (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2011	2,000,000	2,087,500
Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013	760,000	779,410
Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical Center)/(Original Issue Yield: 5.80%), 7/1/2031	2,000,000	2,094,900
Maryland State Health & Higher Educational Facilities Authority, 5.80% (Hebrew Home of Greater Washington)/(Original Issue Yield: 5.93%), 1/1/2032	2,135,000	2,276,529
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD General Hospital), 7/1/2037	2,250,000	2,422,823
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health Initiatives), 12/1/2013	$1,370,000	$1,473,887
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.05%), PRF 1/1/2007	1,500,000	1,535,700
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.00%, 7/1/2012	1,000,000	1,063,490
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.00% (MedStar Health)/(Original Issue Yield: 4.05%), 8/15/2011	1,000,000	1,050,250
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 4.00% (Western Maryland Health System)/ (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%), 1/1/2018	2,000,000	2,005,500
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 4.375% (MedStar Health, Inc.)/(Original Issue Yield: 4.49%), 8/15/2013	250,000	256,080
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 4.875% (Obligated Group)/(Kennedy Krieger Childrens Hospital)/(Original Issue Yield: 5.00%), 7/1/2018	250,000	257,510
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Greater Baltimore Medical Center)/(Original Issue Yield: 5.07%), 7/1/2020	250,000	259,293
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula Regional Medical Center), 7/1/2016	1,200,000	1,306,908
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula Regional Medical Center), 7/1/2017	1,745,000	1,887,305
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula Regional Medical Center), 7/1/2036	250,000	262,798
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula Medical Center) 7/1/2026	1,000,000	1,055,240
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.125% (Johns Hopkins Hospital)/(Original Issue Yield: 5.17%), 11/15/2034	500,000	528,175
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (Frederick Memorial Hospital)/(FGIC LOC)/(Original Issue Yield: 5.40%), 7/1/2013	500,000	534,540
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (MedStar Health, Inc.)/(Original Issue Yield: 5.70%), 8/15/2033	250,000	267,440
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (Kennedy Krieger Childrens Hospital)/(Obligated Group)/(Original Issue Yield: 5.55%), 7/1/2033	500,000	526,575
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.60% (Hebrew Home of Greater Washington)/ (Obligated Group)/(Original Issue Yield: 5.75%), 1/1/2020	$250,000	$265,588
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.70% (Good Samaritan Hospital of Maryland)/ (Escrowed to Maturity)/(Original Issue Yield: 5.80%), 7/1/2009	500,000	520,510
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, Sheppard Pratt (Series A), 5.25%, 7/1/2035	500,000	522,915
Montgomery County, MD EDA, (Trinity Health Care Group), 5.125% (Original Issue Yield: 5.20%), 12/1/2022	600,000	628,920

TOTAL HEALTH CARE		$49,420,881

HIGHER EDUCATION - 9.9%
Frederick County, MD, Revenue Bonds, 5.75% (Mount St. Mary University)/(Original Issue Yield: 5.88%), 9/1/2025	1,000,000	1,044,000
Maryland State Economic Development Corp., 5.60% (Collegiate Housing) 6/1/2010	990,000	1,021,759
Maryland State Economic Development Corp., 6.00% (Collegiate Housing)/(Original Issue Yield: 6.054%), 6/1/2019	1,000,000	1,046,100
Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A), 6.00% (Original Issue Yield: 6.09%), 7/1/2022	500,000	522,255
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/ Baltimore (Series A), 5.75% (Original Issue Yield: 5.88%), 10/1/2033	350,000	351,466
Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins University)/(Original Issue Yield: 5.54%), 7/1/2020	2,000,000	2,083,680
Maryland State Health & Higher Educational Facilities Authority, 5.25% (Johns Hopkins University)/(Original Issue Yield: 5.52%), 7/1/2017	2,000,000	2,091,000
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 6.00% (Johns Hopkins University)/(United States Treasury PRF 7/1/2009 @ 101)/(Original Issue Yield: 6.18%), 7/1/2039	1,000,000	1,072,320
Morgan State University, MD Academic & Auxiliary Facilities Fees, (Series A), 5.00% (FGIC INS), 7/1/2020	300,000	321,468
St. Mary’s College, MD, Refunding Revenue Bonds Academic and Auxiliary Fee (Series A), 4.50% (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030	2,250,000	2,268,652
St. Mary’s College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 9/1/2027	1,000,000	1,024,040
University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.00%, 4/1/2009	$1,000,000	$1,034,320
University of Maryland, Revenue Bonds, 5.25%, 10/1/2011	1,000,000	1,051,910

TOTAL HIGHER EDUCATION		$14,932,970

MULTIFAMILY HOUSING - 1.7%
Howard County, MD Multifamily Revenue, Revenue Bonds (Chase Glen Project), 4.90% (Avalon Properties, Inc.), 7/1/2024, Mandatory Tender, 7/1/2014	500,000	507,930
Maryland State Community Development Administration, 5.20%, 12/1/2029	2,000,000	2,063,580

TOTAL MULTIFAMILY HOUSING		$2,571,510

POLLUTION - 1.1%
Northeast MD Waste Disposal Authority, (Hartford County Resource Recovery Facilities), 5.25% (AMBAC INS), 3/15/2014	250,000	263,188
Prince Georges County, MD Parking Authority, Potomac Electric Project, 5.75% (Original Issue Yield: 5.851%), 3/15/2010	1,250,000	1,333,950

TOTAL POLLUTION		$1,597,138

SINGLE FAMILY HOUSING - 0.4%
Maryland Community Development Administration - Residential Revenue, Revenue Bonds (Series E), 5.70%, 9/1/2017	45,000	45,541
Maryland State Community Development Administration, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.999%), 4/1/2017	500,000	514,480
Prince Georges County, MD Housing Authority SFM, (Series A), 5.55%, 12/1/2033	20,000	20,709

TOTAL SINGLE FAMILY HOUSING		$580,730

TRANSPORTATION - 3.2%
Baltimore County, MD Port Facility, 6.50% (Du Pont (E.I.) de Nemours & Co.), 12/1/2010	400,000	413,948
Baltimore County, MD Port Facility, Refunding Revenue Bonds, 6.50%, 10/1/2011	1,000,000	1,038,020
Maryland State Department of Transportation, 5.50% (Original Issue Yield: 4.59%), 2/1/2016	1,000,000	1,139,260
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 3.95%), 5/1/2015	1,375,000	1,496,591
Maryland State Transportation Authority, (AMT-Baltimore/Washington International Airport), 5.25% (AMBAC INS), 3/1/2012	500,000	535,675
Maryland State Transportation Authority, (AMT-Baltimore/Washington International Airport-B), 5.25% (AMBAC INS), 3/1/2014	250,000	268,593

TOTAL TRANSPORTATION		$4,892,087

Description	Principal Amount	Value
WATER - 3.2%
Baltimore, MD Wastewater, Revenue Bonds (Series A), 5.125% (FGIC INS)/(Original Issue Yield: 5.36%), 7/1/2042	$500,000	$527,720
Baltimore, MD Water Projects, Revenue Bonds (Series A), 5.375% (FGIC INS), 7/1/2015	775,000	859,963
Baltimore, MD, Waste Water Project Revenue Bonds (Series A), 5.00%, 7/1/2033	2,000,000	2,102,180
Baltimore, MD, Wastewater Project Revenue Bonds (Series B), 5.00%, 7/1/2022	1,290,000	1,390,981

TOTAL WATER		$4,880,844

TOTAL MARYLAND		$135,905,028

PUERTO RICO - 4.5%
FACILITIES - 1.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding Bonds, 5.50% (FGIC LOC), 7/1/2020	2,400,000	2,805,072

GENERAL - 1.1%
Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 4.94%), 6/1/2019	1,500,000	1,723,965

Description	Principal Amount or Shares	Value
HOUSING - 1.4%
Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018	$2,000,000	$2,131,900

POWER - 0.1%
Puerto Rico Electric Power Authority, (Capital Appreciation) (Series O) (Original Issue Yield: 7.05%), 7/1/2017	150,000	97,395

TOTAL PUERTO RICO		$6,758,332

WISCONSIN - 1.5%
SPECIAL PURPOSE - 1.5%
Badger, WI Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028	2,000,000	$2,260,660

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $141,090,938)		$146,535,280

6MUTUAL FUND - 1.7%
Maryland Municipal Cash Trust (AT NET ASSET VALUE)	2,523,397	$2,523,397

TOTAL INVESTMENTS - 99.0% (IDENTIFIED COST $143,614,335)		$149,058,677

OTHER ASSETS AND LIABILITIES - NET - 1.0%		$1,504,363

TOTAL NET ASSETS - 100%		$150,563,040

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Virginia Municipal Bond Fund

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligation	16.7%
Utilities	16.1%
Water	13.4%
Medical	10.6%
Multifamily Housing	10.2%
Development	9.9%
Transportation	7.8%
Facilities	6.5%
Airport	3.0%
General	2.6%
Pollution	1.1%
Higher Education	0.6%
Other Assets and Liabilities -- Net[2]	1.5%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
5MUNICIPAL BONDS - 98.5%
DISTRICT OF COLUMBIA - 3.0%
AIRPORT - 3.0%
Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS), 10/1/2018	$245,000	$262,451
Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS), 10/1/2019	335,000	357,951

TOTAL AIRPORT		$620,402

TOTAL DISTRICT OF COLUMBIA		$620,402

PUERTO RICO - 7.7%
FACILITIES - 4.0%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C), Special Tax Refunding Bonds, 5.500% (FGIC LOC), 7/1/2020	705,000	823,990

GENERAL - 1.3%
Puerto Rico Public Finance Corp., Revenue Bonds (Series A), 5.000% (United States Treasury and United States Government PRF 8/1/2011 @ 100)(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.150%), 8/1/2031	250,000	266,358

GENERAL OBLIGATION - 1.1%
Commonwealth of Puerto Rico, GO UT, (Series A), 5.000% (Original Issue Yield: 5.020%), 7/1/2033	$215,000	$223,314

TRANSPORTATION - 1.3%
Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series W), 5.500% (Original Issue Yield: 5.620%), 7/1/2013	250,000	271,025

TOTAL PUERTO RICO		$1,584,687

VIRGINIA - 87.8%
DEVELOPMENT - 9.9%
Alexandria, VA, IDA, Revenue Bond, 5.000% (Episcopal High School), 1/1/2029	250,000	263,957
Chesterfield County, VA ,IDA, Revenue Bond, 4.750% (Original Issue Yield: 4.900%), 11/1/2016	50,000	51,868
Frederick County, VA ,IDA, Revenue Bond, 5.000% (AMBAC INS), 12/1/2014	705,000	766,300
Fredericksburg VA, IDA, Revenue Bond, 5.350% (Mary Washington College)/(Original Issue Yield: 5.480%), 4/1/2029	250,000	261,307
Montgomery County, VA, IDA, Revenue Bond (Series C), 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.300%), 1/15/2019	$500,000	$523,880
Virginia Beach, VA, Development Authority, Social Services Facility, 5.000% (AMBAC INS)/(Original Issue Yield: 5.050%), 12/1/2017	100,000	104,444
Virginia Beach, VA, Development Authority, Town Center Project Phase I (Series A), 4.250% (Original Issue Yield: 4.320%), 8/1/2013	50,000	51,523

TOTAL DEVELOPMENT		$2,023,279

FACILITIES - 2.5%
Virginia Beach, VA Development Authority Residential Care Facilities, (Westminster Canterbury), 5.375% (Original Issue Yield: 5.420%), 11/1/2032	500,000	514,915

GENERAL - 1.3%
[2] Virginia Beach, VA, Public Improvement (Series B), 5.000%, 5/1/2020	250,000	275,858

GENERAL OBLIGATION - 15.6%
Alexandria, VA, Public Improvements, GO UT Bond, 5.750% (United States Treasury PRF 6/15/2010 @ 101), 6/15/2014	500,000	542,865
Arlington County, VA, Public Improvement, GO UT Bond, 5.250% (United States Treasury PRF 2/1/2012 @ 100), 2/1/2015	350,000	378,563
Hanover County, VA, GO UT, Bond, 5.400% (Original Issue Yield: 5.550%), 7/15/2016	1,000,000	1,020,680
Loudoun County, VA, GO UT, Bond (Series B), 5.250%, 12/1/2014	500,000	558,405
Roanoke, VA, GO UT, (Series B), 5.000% (FGIC INS), 10/1/2011	300,000	317,598
Winchester, VA, Public Improvements, 5.625% (State and Local Government PRF 6/1/2010 @ 101)(State Aid Withholding INS)/(Original Issue Yield: 5.670%), 6/1/2018	350,000	378,686

TOTAL GENERAL OBLIGATION		$3,196,797

HIGHER EDUCATION - 0.6%
Henrico County, VA, IDA, Revenue Bond, 5.100% (The Collegiate School)/(Original Issue Yield: 5.150%), 10/15/2029	120,000	124,094

MEDICAL - 10.6%
Albemarle County, VA, IDA, Martha Jefferson Hospital Revenue Bonds, 5.250% (Obligated Group), 10/1/2015	650,000	698,490
Fairfax County, VA, IDA, Revenue Bond, 5.000% (Inova Health System)/(Original Issue Yield: 5.350%), 8/15/2023	250,000	271,540
Fairfax County, VA, IDA, Revenue Bonds, 5.000% (Inova Health System)/(FSA INS)/(Original Issue Yield: 5.300%), 8/15/2013	100,000	107,382
Fairfax County, VA, IDA, Revenue Refunding Bonds, 5.250% (Inova Health System)/(Original Issue Yield: 5.350%), 8/15/2019	700,000	776,139
Henrico County, VA EDA, Bon Secours Health System, Inc Revenue Bond (Series A), 5.600% (Obligated Group)/(Original Issue Yield: 5.700%), 11/15/2030	$250,000	$266,313
Virginia Beach, VA Development Authority, 5.125% (Virginia Beach, VA General Hospital)/(AMBAC INS)/(Original Issue Yield: 5.400%), 2/15/2018	50,000	55,139

TOTAL MEDICAL		$2,175,003

MULTIFAMILY HOUSING - 10.2%
Alexandria, VA Redevelopment and Housing Authority, Buckingham Village Apts Revenue Bonds, 5.500% (Pershing Drive Associates LP)/(Original Issue Yield: 5.526%), 1/1/2029	115,000	117,441
Arlington County, VA IDA, Colonial Village Revenue Bond, 5.150% (AHC LP-2), 11/1/2031	500,000	518,570
Suffolk, VA Redevelopment & Housing Authority, Revenue Bonds (Series A), 5.600% (Hope Village Preservation)/(FNMA LIQ), 2/1/2033	580,000	611,958
Virginia State Housing Development Authority Multi-Family, (Series G), 5.000%, 11/1/2013	300,000	306,879
Virginia State Housing Development Authority, Rental Housing (Series N), 5.125% (GO of Authority INS), 1/1/2015	500,000	518,855

TOTAL MULTIFAMILY HOUSING		$2,073,703

POLLUTION - 1.1%
Chesterfield County, VA IDA, Revenue Bond, 5.875% (Virginia Electric & Power Co.), 6/1/2017	200,000	216,700

TRANSPORTATION - 6.5%
Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.250% (FGIC LOC)/(Original Issue Yield: 5.020%), 7/15/2017	200,000	221,954
Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000%, 9/28/2015	1,000,000	1,099,450

TOTAL TRANSPORTATION		$1,321,404

UTILITIES - 16.1%
Prince William County, VA Service Authority Water & Sewer System, Revenue Bonds, 5.500% (FGIC INS)/(Original Issue Yield: 5.650%), 7/1/2019	500,000	529,715
Richmond, VA Public Utility, Revenue Bonds (Series A), 5.250% (Original Issue Yield: 5.270%), 1/15/2018	1,000,000	1,026,010
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.000% (AMBAC LOC)/(Original Issue Yield: 5.070%), 7/1/2015	1,000,000	1,090,710
Upper Occoquan Sewage Authority, VA, Revenue Bonds (Series A), 5.150% (MBIA Insurance Corp. INS), 7/1/2020	575,000	646,979

TOTAL UTILITIES		$3,293,414

WATER - 13.4%
Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.000% (Original Issue Yield: 6.281%), 4/1/2022	$630,000	$648,629
Fairfax County, VA Water Authority, Revenue Bond, 5.000% (Original Issue Yield: 5.200%), 4/1/2016	140,000	143,578
Fairfax County, VA, Water Authority, Revenue Bond, 5.800% (Escrowed in U.S. Treasuries COL)/(Original Issue Yield: 5.850%), 1/1/2016	770,000	837,883
Fairfax County, VA Water Authority, Revenue Refunding Bonds, 5.000% (Original Issue Yield: 5.220%), 4/1/2021	100,000	112,099
Norfolk, VA Water Revenue, Revenue Bonds, 5.750% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.950%), 11/1/2012	$500,000	$505,835
Norfolk, VA Water Revenue, Revenue Bonds, 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.100%), 11/1/2015	500,000	505,880

TOTAL WATER		$2,753,904

TOTAL VIRGINIA		$17,969,071

TOTAL MUNICIPAL BONDS - 98.5% (IDENTIFIED COST $19,387,388)		$20,174,160

OTHER ASSETS AND LIABILITIES - NET - 1.5%		$316,435

TOTAL NET ASSETS - 100%		$20,490,595

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Intermediate-Term Bond Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mortgage Backed Securities	36.7%
Corporate Bonds	23.7%
U.S. Treasury	15.2%
Collateralized Mortgage Obligations	10.5%
Government Agencies	10.3%
Notes - Variable	0.5%
Cash Equivalents[1]	13.2%
Other Assets and Liabilities -- Net[2]	(10.1)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.7%
(Series 2628C), Class QH, 4.00%, 12/15/2021	$808,918	$799,235
(Series R001), Class AE, 4.375%, 4/15/2015	5,094,248	4,961,091
(Series 2872C), Class GB, 5.00%, 5/15/2028	7,000,000	6,904,705
(Series 1920), Class H, 7.00%, 1/15/2012	850,496	868,718

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$13,533,749

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.6%
(Series 1993-135), Class PG, 6.25%, 7/25/2008	80,537	80,444
(Series 1993-160), Class AJ, 6.50%, 4/25/2023	1,136,654	1,146,107

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$1,226,551

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
(Series 0421A), Class PJ, 3.50%, 6/20/2025	1,040,812	1,026,368

INDYMAC INDA MORTGAGE LOAN - 1.3%
(2005-AR1), Class 2A1, 5.10469%, 11/25/2035	2,628,952	2,599,515

WHOLE LOAN - 1.4%
Structured Asset Securities Corp., (Series 2005-001, 6A1), 6.00%, 2/25/2035	$2,898,285	$2,894,741

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,732,670)		$21,280,924

CORPORATE BONDS - 23.7%
AEROSPACE & DEFENSE - 1.0%
Raytheon Co., Note, 8.30%, 3/1/2010	1,000,000	1,092,210
United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015	960,000	937,311

TOTAL AEROSPACE & DEFENSE		$2,029,521

AUTOMOBILES - 0.5%
DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	500,000	488,246
DaimlerChrysler North America Holding Corp., Note, Series MTN, 5.75%, 9/8/2011	500,000	501,602

TOTAL AUTOMOBILES		$989,848

BANKS - 2.2%
BankBoston Capital Trust III, Company Guarantee, 6.14%, 6/15/2027	1,000,000	991,258
PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,330,000	1,358,889
Suntrust Capital III, Company Guarantee, 6.04%, 3/15/2028	$1,000,000	$980,466
U.S. Bank, N.A., Sub. Note, 6.30%, 7/15/2008	1,000,000	1,018,604

TOTAL BANKS		$4,349,217

CAPITAL MARKETS - 2.1%
Goldman Sachs Group, Inc., Floating Rate Note, 5.96688%, 9/29/2014	1,000,000	1,015,003
Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	997,400
Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017	250,000	252,651
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	1,000,000	1,045,387
Morgan Stanley, Sr. Unsecd. Note, Series F, 5.75%, 10/18/2016	1,000,000	1,016,355

TOTAL CAPITAL MARKETS		$4,326,796

COMMERCIAL BANKS - 0.7%
Wachovia Corp., Bond, 5.50%, 8/1/2035	1,500,000	1,448,539

CONSUMER FINANCE - 2.1%
Capital One Bank, Note, 5.00%, 6/15/2009	2,000,000	1,991,476
General Motors Acceptance Corp., 6.75%, 12/1/2014	1,000,000	1,000,025
Residential Capital Corp., Sr. Note, 6.50%, 4/17/2013	500,000	509,916
Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	500,000	507,977
Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015	250,000	261,939

TOTAL CONSUMER FINANCE		$4,271,333

DIVERSIFIED FINANCIAL SERVICES - 2.8%
Bank of America Corp., Sub. Note, 7.125%, 10/15/2011	800,000	868,118
International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013	1,800,000	1,846,946
J.P. Morgan Chase & Co., Unsecd. Note, 6.31688%, 9/30/2034	2,000,000	2,009,700
Textron Financial Corp., Note, 5.125%, 2/3/2011	1,000,000	994,136

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,718,900

ELECTRIC UTILITIES - 3.3%
Carolina Power & Light Co., 1st Mtg. Note, 5.125%, 9/15/2013	2,000,000	1,976,070
Columbus Southern Power, Note, 6.51%, 2/1/2008	1,250,000	1,271,220
Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035	1,000,000	902,134
PPL Energy Supply LLC, Note, 6.20%, 5/15/2016	500,000	521,420
PPL Energy Supply LLC, Note, Series A, 6.40%, 11/1/2011	1,000,000	1,040,688
Progress Energy, Inc., 6.85%, 4/15/2012	1,000,000	1,067,123

TOTAL ELECTRIC UTILITIES		$6,778,655

ENERGY EQUIPMENT & SERVICES - 0.5%
National-Oilwell, Inc., Note, 5.65%, 11/15/2012	$1,000,000	$1,009,553

FOOD PRODUCTS - 0.8%
Kraft Foods, Inc., 5.625%, 11/1/2011	1,500,000	1,520,615

GAS UTILITIES - 0.4%
Consolidated Natural Gas Co., Sr. Note, Series B, 5.375%, 11/1/2006	730,000	729,879

IT SERVICES - 0.6%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,193,750

MEDIA - 1.3%
Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022	1,250,000	1,636,853
[2,3] Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,000,000	1,069,680

TOTAL MEDIA		$2,706,533

MULTI-UTILITIES - 0.5%
CenterPoint Energy, Inc., Sr. Note, Series B, 7.25%, 9/1/2010	500,000	529,989
Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	400,000	387,952

TOTAL MULTI-UTILITIES		$917,941

OIL, GAS & CONSUMABLE FUELS - 1.5%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	250,000	254,398
Kerr-McGee Corp., Company Guarantee, 6.95%, 7/1/2024	1,000,000	1,087,881
Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,597,739

TOTAL OIL, GAS & CONSUMABLE FUELS		$2,940,018

OIL EXPLORATION & PRODUCTION - 0.4%
Pemex Project Funding Master, Company Guarantee, Series WI, 8.85%, 9/15/2007	750,000	770,531

PHARMACEUTICALS - 0.3%
Abbott Laboratories, Note, 5.875%, 5/15/2016	500,000	520,395

REAL ESTATE - 0.8%
iStar Financial, Inc., 6.00%, 12/15/2010	1,135,000	1,163,953
Simon Property Group, Inc., 5.375%, 6/1/2011	500,000	502,247

TOTAL REAL ESTATE		$1,666,200

ROAD & RAIL - 0.2%
Union Pacific Corp., Note, 3.875%, 2/15/2009	500,000	485,358

SOFTWARE - 0.7%
Oracle Corp., Note, 5.25%, 1/15/2016	1,500,000	1,486,735

UTILITIES - 0.5%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,000,000	1,022,177

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	$1,000,000	$1,022,500

TOTAL CORPORATE BONDS (IDENTIFIED COST $48,194,217)		$47,904,994

GOVERNMENT AGENCIES - 10.3%
FEDERAL HOME LOAN BANK SYSTEM - 2.9%
Bond, 4.625%, 2/18/2011	6,000,000	5,961,707

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.8%
4.00%, 9/15/2019	791,507	786,256
Note, 3.25%, 3/14/2008	1,500,000	1,463,236
Note, 5.125%, 7/15/2012	4,000,000	4,049,720
Note, (Series MTN), 2.85%, 6/3/2008	1,500,000	1,452,015

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$7,751,227

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.6%
Note, 5.00%, 3/15/2016	6,000,000	6,033,962
Note, 6.00%, 5/15/2008	1,190,000	1,208,846

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$7,242,808

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,797,174)		$20,955,742

MORTGAGE BACKED SECURITIES - 36.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.3%
Pool 2672-WA, 4.00%, 9/15/2010	1,104,966	1,081,114
Pool G11311, 5.00%, 10/1/2017	1,049,917	1,037,230
Pool E92817, 5.00%, 12/1/2017	1,179,300	1,165,050
Pool G02296, 5.00%, 6/1/2036	9,947,389	9,615,809
Pool E76204, 5.50%, 4/1/2014	5,335	5,363
Pool E83022, 6.00%, 4/1/2016	204,811	208,384
Pool A18401, 6.00%, 2/1/2034	319,188	321,698
Pool G01831, 6.00%, 5/1/2035	2,181,331	2,197,975
Pool G10399, 6.50%, 7/1/2009	143,715	144,691
Pool C90504, 6.50%, 12/1/2021	346,801	355,929
Pool C90293, 7.50%, 9/1/2019	724,201	752,091

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$16,885,334

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.6%
TBA, 5.00%, 11/1/2034	12,000,000	11,583,750
Pool 255933, 5.50%, 10/1/2035	12,920,361	12,776,353
Pool 254227, 5.00%, 2/1/2009	324,762	321,692
Pool 838741, 5.00%, 9/1/2020	5,231,023	5,161,276
Pool 839291, 5.00%, 9/1/2020	180,550	178,143
Pool 839271, 5.00%, 9/1/2035	$4,403,125	$4,253,602
Pool 254400, 5.50%, 7/1/2009	289,619	287,072
Pool 619054, 5.50%, 2/1/2017	733,668	737,184
Pool 832365, 5.50%, 8/1/2020	5,312,149	5,322,662
Pool 745418, 5.50%, 4/1/2036	4,806,742	4,753,167
Pool 868574, 5.50%, 4/1/2036	4,861,411	4,807,226
Pool 303831, 6.00%, 4/1/2011	160,503	162,049
Pool 196701, 6.50%, 5/1/2008	43,555	43,829
Pool 50905, 6.50%, 10/1/2008	88,285	88,918
Pool 424286, 6.50%, 6/1/2013	59,693	60,964
Pool 561915, 6.50%, 11/1/2030	32,683	33,429
Pool 725418, 6.50%, 5/1/2034	4,395,053	4,490,987
Pool 313224, 7.00%, 12/1/2011	162,687	165,822
Pool 254240, 7.00%, 3/1/2032	439,270	453,088
Pool 526062, 7.50%, 12/1/2029	109,239	113,017

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$55,794,230

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.8%
Pool 780825, 6.50%, 7/15/2028	522,352	538,411
Pool 2701, 6.50%, 1/20/2029	449,603	462,302
Pool 2616, 7.00%, 7/20/2028	249,101	257,426
Pool 426727, 7.00%, 2/15/2029	42,326	43,846
Pool 781231, 7.00%, 12/15/2030	222,713	230,636

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,532,621

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $74,297,590)		$74,212,185

NOTES - VARIABLE - 0.5%
COMMERCIAL BANKS - 0.5%
Key Bank, N.A., 5.450%, 3/3/2016 (IDENTIFIED COST $999,772)	1,000,000	$999,056

U.S. TREASURY - 15.2%
U.S. TREASURY BONDS - 5.3%
4.500%, 2/15/2036	9,143,000	8,824,424
5.250%, 11/15/2028	500,000	531,250
10.625%, 8/15/2015	1,000,000	1,430,469

TOTAL U.S. TREASURY BONDS		$10,786,143

U.S. TREASURY NOTES - 9.9%
3.500%, 2/15/2010	1,300,000	1,256,734
4.000%, 2/15/2015	121,000	116,066
4.000%, 3/15/2010	2,740,000	2,689,909
4.000%, 4/15/2010	1,000,000	981,406
4.125%, 5/15/2015	975,000	942,856
4.250%, 11/15/2014	125,000	122,109
4.250%, 8/15/2015	1,440,000	1,403,983
Description	Principal Amount	Value
4.500%, 11/15/2015	$10,000	$9,925
4.625%, 8/31/2011	3,200,000	3,206,000
4.750%, 11/15/2008	80,000	80,100
4.750%, 5/15/2014	1,130,000	1,141,300
4.875%, 7/31/2011	3,300,000	3,340,734
5.125%, 6/30/2011	2,000,000	2,045,000
6.125%, 8/15/2007	220,000	221,874
U.S. Treasury Inflation Protected Note, 1.625% 1/15/2015	533,890	504,943
U.S. Treasury Inflation Protected Note, 3.000% 7/15/2012	657,703	678,050
U.S. Treasury Inflation Protected Note, (Series A-2012), 3.375% 1/15/2012	1,144,795	1,196,668

TOTAL U.S. TREASURY NOTES		$19,937,657

TOTAL U.S. TREASURY (IDENTIFIED COST $30,549,435)		$30,723,800

Description	Shares or Principal Amount	Value
MUTUAL FUND - 0.0%
SSgA Money Market Fund (AT NET ASSET VALUE)	55	$55

REPURCHASE AGREEMENT - 13.2%
Interest in $26,811,326 joint repurchase agreement 5.29%, dated 10/31/2006, under which Credit Suisse First Boston LLC will repurchase a U.S. Government Agency security maturing on 10/13/2011 for $26,815,266 on 11/1/2006. The market value of the underlying security at the end of the period was $27,348,946. (AT COST)	$26,811,326	$26,811,326

TOTAL INVESTMENTS - 110.1% (IDENTIFIED COST $223,382,239)		$222,888,082

OTHER ASSETS AND LIABILITIES - NET - (10.1)%		$(20,424,655)

TOTAL NET ASSETS - 100%		$202,463,427

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Income Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	53.8%
Mortgage Backed Securities	21.6%
Collateralized Mortgage Obligations	12.4%
Government Agencies	4.7%
Asset Backed Securities	1.5%
U.S. Treasury	1.4%
Corporate Note	0.8%
Cash Equivalents[1]	8.0%
Other Assets and Liabilities -- Net[2]	(4.2)%

TOTAL	100.0%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.5%
L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026 (IDENTIFIED COST $1,787,556)	$1,787,556	$1,931,777

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.8%
(Series 2631), Class LA, 4.00%, 6/15/2011	192,670	191,393
(Series 2707), Class PW, 4.00%, 7/15/2014	963,160	951,514
(Series 2292), Class QT, 6.50%, 5/15/2030	361,769	362,342
(Series 1920), Class H, 7.00%, 1/15/2012	850,495	868,718

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,373,967

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.6%
(Series 2005-30), Class BU, 5.00%, 3/25/2024	5,935,000	5,894,040
(Series 1998-23), Class C, 9.75%, 9/25/2018	23,100	24,874

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,918,914

WHOLE LOAN - 6.0%
Bank of America Mortgage Securities 2004-A, Class 2A1, 3.569%, 2/25/2034	1,628,404	1,598,207
Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.104%, 11/25/2035	2,628,952	2,599,515
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018	1,321,246	1,294,199
Structured Asset Securities Corp. (Series 2005-001, 6A1), 6.00%, 2/25/2035	$2,173,714	$2,171,056

TOTAL WHOLE LOAN		$7,662,977

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,326,676)		$15,955,858

CORPORATE BONDS - 53.8%
AEROSPACE & DEFENSE - 1.6%
Raytheon Co., Note, 8.30%, 3/1/2010	1,000,000	1,092,210
United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015	960,000	937,311

TOTAL AEROSPACE & DEFENSE		$2,029,521

AUTOMOBILES - 1.6%
DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,000,000	1,034,599
DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	500,000	488,246
DaimlerChrysler North America Holding Corp., Note, (Series MTN), 5.75%, 9/8/2011	500,000	501,602

TOTAL AUTOMOBILES		$2,024,447

BANKS - 7.8%
Bank of America N.A., Sub. Note, 6.00%, 10/15/2036	1,000,000	1,040,536
[2,3] Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026	1,500,000	1,563,579
BankBoston Capital Trust III, Company Guarantee, 6.14%, 6/15/2027	$900,000	$892,132
First Tennessee Bank, N.A., Sub. Note, 5.75%, 12/1/2008	250,000	252,346
Keycorp Capital Trust VII, Unsecd. Note, 5.70%, 6/15/2035	1,000,000	940,605
Mellon Capital I, Company Guarantee, (Series A), 7.72%, 12/1/2026	2,500,000	2,604,588
SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028	1,000,000	1,066,140
Suntrust Capital I, Company Guarantee, (Series A), 6.075%, 5/15/2027	1,700,000	1,671,343

TOTAL BANKS		$10,031,269

CABLE TV - 1.2%
Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022	1,250,000	1,636,853

CAPITAL MARKETS - 3.2%
Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	997,400
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009	100,000	107,579
Lehman Brothers Holdings, Inc., Note, 3.60%, 3/13/2009	250,000	241,742
Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008	507,000	518,316
Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017	250,000	252,651
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	1,000,000	1,045,387
Morgan Stanley, Sr. Unsecd. Note, (Series F), 5.75%, 10/18/2016	1,000,000	1,016,355

TOTAL CAPITAL MARKETS		$4,179,430

COMMERCIAL BANKS - 2.1%
Bank of America Corp., Sub. Note, 7.125%, 10/15/2011	200,000	217,030
Wachovia Corp., Bond, 5.50%, 8/1/2035	1,500,000	1,448,539
Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,000,000	977,952

TOTAL COMMERCIAL BANKS		$2,643,521

CONSUMER FINANCE - 3.3%
Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	200,000	192,744
General Motors Acceptance Corp., 6.75%, 12/1/2014	1,000,000	1,000,025
MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026	1,000,000	1,045,405
Residential Capital Corp., Sr. Note, 6.50%, 4/17/2013	500,000	509,916
Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	500,000	507,977
Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015	1,000,000	1,047,757

TOTAL CONSUMER FINANCE		$4,303,824

DIVERSIFIED FINANCIAL SERVICES - 6.0%
CIT Group, Inc., 5.85%, 9/15/2016	$1,000,000	$1,018,405
CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014	450,000	435,791
Citigroup, Inc., 5.85%, 8/2/2016	1,000,000	1,042,587
Citigroup, Inc., Sub. Note, 6.125%, 8/25/2036	1,000,000	1,055,153
International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013	1,150,000	1,179,993
J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008	250,000	257,184
J.P. Morgan Chase & Co., Unsecd. Note, 6.316%, 9/30/2034	1,750,000	1,758,487
Textron Financial Corp., Note, 5.125%, 2/3/2011	1,000,000	994,136

TOTAL DIVERSIFIED FINANCIALS		$7,741,736

ELECTRIC UTILITIES - 5.2%
American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010	250,000	251,130
[2,3] Baltimore Gas & Electric Co., Sr. Unsecd. Note, 6.35%, 10/1/2036	1,000,000	1,044,784
Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035	1,000,000	902,134
PPL Energy Supply LLC, Note, 6.20%, 5/15/2016	500,000	521,420
PPL Energy Supply LLC, Note, (Series A), 6.40%, 11/1/2011	1,000,000	1,040,688
Progress Energy, Inc., 6.85%, 4/15/2012	1,000,000	1,067,123
Progress Energy, Inc., 7.75%, 3/1/2031	1,500,000	1,833,680

TOTAL ELECTRIC UTILITIES		$6,660,959

ENERGY EQUIPMENT & SERVICES - 1.6%
National-Oilwell, Inc., Note, 5.65%, 11/15/2012	2,000,000	2,019,107

FOOD PRODUCTS - 1.7%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,000,000	1,027,918
Kraft Foods, Inc., 5.625%, 11/1/2011	1,100,000	1,115,117

TOTAL FOOD PRODUCTS		$2,143,035

HOTELS, RESTAURANTS & LEISURE - 0.8%
Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012	1,000,000	1,103,020

IT SERVICES - 0.9%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,193,750

INSURANCE - 1.6%
American International Group, Inc., 5.05%, 10/1/2015	1,000,000	977,945
[2,3] Asif Global Financing, (Series 144A), 4.90%, 1/17/2013	1,175,000	1,149,005

TOTAL INSURANCE		$2,126,950

MEDIA - 1.0%
Comcast Corp., Note, 6.20%, 11/15/2008	$200,000	$203,637
[2,3] Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,000,000	1,069,680

TOTAL MEDIA		$1,273,317

MULTI-UTILITIES - 2.0%
CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	1,250,000	1,333,813
Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	1,300,000	1,260,842

TOTAL MULTI-UTILITIES		$2,594,655

OIL, GAS & CONSUMABLE FUELS - 5.8%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	250,000	254,397
Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,200,000	1,191,000
Devon Financing Corp., 7.875%, 9/30/2031	1,000,000	1,230,334
Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,256,137
Kerr-McGee Corp., Company Guarantee, 6.95%, 7/1/2024	1,000,000	1,087,881
Kinder Morgan Finance, 5.70%, 1/5/2016	1,000,000	928,377
Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,597,739

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,545,865

PHARMACEUTICALS - 0.4%
Abbott Laboratories, Note, 5.875%, 5/15/2016	500,000	520,395

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015	650,000	624,010
Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011	500,000	502,247
iStar Financial, Inc., 5.875%, 3/15/2016	1,000,000	1,001,566
iStar Financial, Inc., 6.00%, 12/15/2010	1,135,000	1,163,953

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,291,776

ROAD & RAIL - 1.2%
Burlington Northern Santa Fe Corp., DEB, 6.20%	1,000,000	1,053,988
Union Pacific Corp., Note, 3.875%, 2/15/2009	500,000	485,358

TOTAL ROAD & RAIL		$1,539,346

TELECOM SERVICES - 0.2%
BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009	200,000	202,425

UTILITIES - 0.8%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,000,000	1,022,177

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	1,500,000	1,533,750

TOTAL CORPORATE BONDS (IDENTIFIED COST $68,932,346)		$69,361,128

CORPORATE NOTE - 0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT+T Inc. Note, 6.80%, 5/15/2036	$1,000,000	$1,074,402

TOTAL CORPORATE NOTE (IDENTIFIED COST $996,099)		$1,074,402

GOVERNMENT AGENCIES - 4.7%
FEDERAL HOME LOAN BANK SYSTEM - 0.2%
Bond, 5.20%, 4/30/2014	250,000	245,898

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.7%
Sub. Note, 5.875%, 3/21/2011	500,000	517,211
Sub. Note, 6.25%, 3/5/2012	400,000	401,496

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$918,707

STUDENT LOAN MARKETING ASSOCIATION - 0.4%
4.50%, 7/26/2010	500,000	488,212

THRIFTS & MORTGAGE FINANCE - 3.4%
Federal National Mortgage Association, 5.500% , 8/1/2036	4,490,584	4,437,726

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,985,896)		$6,090,543

MORTGAGE BACKED SECURITIES - 21.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.6%
Pool A13990, 4.50%, 10/1/2033	375,955	354,024
Pool G02296, 5.00%, 6/1/2036	3,995,455	3,862,273
Pool B17616, 5.50%, 1/1/2020	763,960	765,233
Pool C01272, 6.00%, 12/1/2031	475,621	479,585
Pool C79603, 6.00%, 2/1/2033	178,594	179,999
Pool E00560, 6.00%, 7/1/2013	299,653	304,694
Pool G01831, 6.00%, 5/1/2035	1,226,999	1,236,361
Pool C00478, 8.50%, 9/1/2026	61,603	65,854
Pool 170027, 14.75%, 3/1/2010	1,948	2,070

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$7,250,093

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.9%
TBA, 5.50%, 11/1/2036	2,500,000	2,470,313
Pool 254759, 4.50%, 6/1/2018	1,172,836	1,137,407
Pool 695818, 5.00%, 4/1/2018	2,332,410	2,304,227
Pool 839291, 5.00%, 9/1/2020	3,678,704	3,629,655
Pool 878103, 5.00%, 5/1/2036	1,969,130	1,902,262
Pool C01672, 6.00%, 10/1/2033	1,344,341	1,354,914
Pool 346537, 6.00%, 5/1/2011	376,878	381,040
Description	Principal Amount	Value
Pool 535939, 6.00%, 5/1/2016	$532,871	$542,668
Pool 686398, 6.00%, 3/1/2033	667,822	672,813
Pool 688987, 6.00%, 5/1/2033	1,128,736	1,136,907
Pool 254007, 6.50%, 10/1/2031	196,889	201,187
Pool 398162, 6.50%, 1/1/2028	87,046	89,095
Pool 398938, 6.50%, 10/1/2027	51,823	53,025
Pool 402255, 6.50%, 12/1/2027	19,651	20,113
Pool 638023, 6.50%, 4/1/2032	533,730	545,562
Pool 642345, 6.50%, 5/1/2032	518,191	529,502
Pool 651292, 6.50%, 7/1/2032	781,674	798,469
Pool 653729, 6.50%, 8/1/2032	1,134,390	1,158,764
Pool 329794, 7.00%, 2/1/2026	165,398	171,144
Pool 487065, 7.00%, 3/1/2029	62,665	64,777

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$19,163,844

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
Pool 503405, 6.50%, 4/15/2029	322,785	332,709
Pool 2077, 7.00%, 9/20/2025	62,274	64,387
Pool 354765, 7.00%, 2/15/2024	268,202	278,064
Pool 354827, 7.00%, 5/15/2024	167,622	173,757
Pool 385623, 7.00%, 5/15/2024	168,382	174,545
Pool 354677, 7.50%, 10/15/2023	141,884	147,976
Description	Principal Amount or Shares	Value
Pool 354713, 7.50%, 12/15/2023	$62,425	$65,105
Pool 360869, 7.50%, 5/15/2024	39,520	41,204
Pool 361843, 7.50%, 10/15/2024	128,424	133,897
Pool 373335, 7.50%, 5/15/2022	35,820	37,369

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,449,013

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $28,127,499)		$27,862,950

U.S. TREASURY - 1.4%
U.S. TREASURY NOTES - 1.4%
U.S. Treasury Note Inflation Protected Note, 3.000% 7/15/2012 (IDENTIFIED COST $1,765,226)	1,757,653	$1,812,030

MUTUAL FUND - 0.0%
SSgA Money Market Fund (AT NET ASSET VALUE)	123	$123

REPURCHASE AGREEMENT - 8.0%
Interest in $10,257,324 repurchase agreement 5.290%, dated 10/31/2006 under which Credit Suisse First Boston LLC, will repurchase a U.S. Government Agency security with a maturity of 10/13/2011 for $10,258,831 on 11/1/2006. The market value of the underlying security at the end of the period was $10,466,881. (AT COST)	$10,257,324	$10,257,324

TOTAL INVESTMENTS - 104.2% (IDENTIFIED COST $134,178,745)		$134,346,135

OTHER ASSETS AND LIABILITIES - NET - (4.2%)		$(5,378,127)

TOTAL NET ASSETS - 100%		$128,968,008

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund - Conservative Growth

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB Short Duration Government Bond Fund	27.1%
MTB U.S. Government Bond Fund	17.1%
MTB Short-Term Corporate Bond Fund	15.0%
MTB Intermediate-Term Bond Fund	10.0%
MTB International Equity Fund	10.0%
MTB Large Cap Stock Fund	7.9%
MTB Large Cap Growth Fund	5.0%
MTB Large Cap Value Fund	4.0%
MTB Prime Money Market Fund	1.9%
MTB Mid Cap Stock Fund	1.0%
MTB Small Cap Stock Fund	0.9%
Other Assets and Liabilities -- Net[2]	0.1%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
6MUTUAL FUNDS - 99.9%
EQUITY FUNDS - 28.8%
MTB International Equity Fund, Institutional I Shares	111,334	$1,400,578
MTB Large Cap Growth Fund, Institutional I Shares	81,671	700,742
MTB Large Cap Stock Fund, Institutional I Shares	126,373	1,112,079
MTB Large Cap Value Fund, Institutional I Shares	41,998	553,537
MTB Mid Cap Stock Fund, Institutional I Shares	8,545	140,133
MTB Small Cap Stock Fund, Institutional I Shares	13,418	132,038

TOTAL EQUITY FUNDS		$4,039,107

FIXED INCOME FUNDS - 69.2%
MTB Intermediate-Term Bond Fund, Institutional I Shares	143,929	$1,411,942
MTB Short Duration Government Bond Fund, Institutional I Shares	397,571	3,800,774
MTB Short-Term Corporate Bond Fund, Institutional I Shares	215,453	2,111,435
MTB U.S. Government Bond Fund, Institutional I Shares	258,910	2,400,098

TOTAL FIXED INCOME FUNDS		$9,724,249

MONEY MARKET FUND - 1.9%
MTB Prime Money Market Fund, Corporate Shares	266,678	266,678

TOTAL INVESTMENTS - 99.9% (IDENTIFIED COST $13,986,551)		$14,030,034

OTHER ASSETS AND LIABILITIES - NET - 0.1%		$12,369

TOTAL NET ASSETS - 100%		$14,042,403

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund - Moderate Growth

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	20.1%
MTB Large Cap Stock Fund	18.9%
MTB Large Cap Growth Fund	13.0%
MTB Short Duration Government Bond Fund	10.1%
MTB Intermediate-Term Bond Fund	8.1%
MTB U.S. Government Bond Fund	7.1%
MTB Short-Term Corporate Bond Fund	7.0%
MTB Large Cap Value Fund	7.0%
MTB Prime Money Market Fund	2.8%
MTB Mid Cap Stock Fund	2.0%
MTB Small Cap Stock Fund	1.9%
MTB Small Cap Growth Fund	1.0%
MTB Mid Cap Growth Fund	1.0%
Other Assets and Liabilities -- Net[2]	0.0%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
6MUTUAL FUNDS - 100.0%
EQUITY FUNDS - 64.8%
MTB International Equity Fund, Institutional I Shares	1,008,760	$12,690,203
MTB Large Cap Growth Fund, Institutional I Shares	954,100	8,186,177
MTB Large Cap Stock Fund, Institutional I Shares	1,359,827	11,966,478
MTB Large Cap Value Fund, Institutional I Shares	334,587	4,409,850
MTB Mid Cap Growth Fund, Institutional I Shares	38,724	604,477
MTB Mid Cap Stock Fund, Institutional I Shares	75,356	1,235,852
MTB Small Cap Growth Fund, Institutional I Shares	29,409	611,714
MTB Small Cap Stock Fund, Institutional I Shares	124,966	1,229,665

TOTAL EQUITY FUNDS		$40,934,416

FIXED INCOME FUNDS - 32.3%
MTB Intermediate-Term Bond Fund, Institutional I Shares	521,592	$5,116,815
MTB Short Duration Government Bond Fund, Institutional I Shares	667,037	6,376,873
MTB Short-Term Corporate Bond Fund, Institutional I Shares	455,468	4,463,590
MTB US Government Bond Fund, Institutional I Shares	483,122	4,478,537

TOTAL FIXED INCOME FUNDS		$20,435,815

MONEY MARKET FUND - 2.9%
MTB Prime Money Market Fund, Corporate Shares	1,802,950	1,802,950

TOTAL INVESTMENTS - 100.0% (IDENTIFIED COST $61,201,960)		$63,173,181

OTHER ASSETS AND LIABILITIES - NET - 0.0%		$22,723

TOTAL NET ASSETS - 100%		$63,195,904

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund - Aggressive Growth

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	29.3%
MTB Large Cap Stock Fund	24.1%
MTB Large Cap Growth Fund	21.0%
MTB Large Cap Value Fund	14.1%
MTB Mid Cap Stock Fund	3.0%
MTB Small Cap Stock Fund	2.9%
MTB Small Cap Growth Fund	2.0%
MTB Mid Cap Growth Fund	1.0%
MTB Short-Term Corporate Bond Fund	1.0%
MTB U.S. Government Bond Fund	1.0%
MTB Prime Money Market Fund	0.8%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
6MUTUAL FUNDS - 100.2%
EQUITY FUNDS - 97.4%
MTB International Equity Fund, Institutional I Shares	699,842	$8,804,007
MTB Large Cap Growth Fund, Institutional I Shares	737,455	6,327,361
MTB Large Cap Stock Fund, Institutional I Shares	822,651	7,239,333
MTB Large Cap Value Fund, Institutional I Shares	321,330	4,235,132
MTB Mid Cap Growth Fund, Institutional I Shares	18,560	289,727
MTB Mid Cap Stock Fund, Institutional I Shares	54,446	892,915
MTB Small Cap Growth Fund, Institutional I Shares	28,744	597,871
MTB Small Cap Stock Fund, Institutional I Shares	89,447	880,154

TOTAL EQUITY FUNDS		$29,266,500

FIXED INCOME FUNDS - 2.0%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	31,218	$305,934
MTB U.S. Government Bond Fund, Institutional I Shares	33,116	306,985

TOTAL FIXED INCOME FUNDS		$612,919

MONEY MARKET FUND - 0.8%
MTB Prime Money Market Fund, Corporate Shares	226,233	226,233

TOTAL INVESTMENTS - 100.2% (IDENTIFIED COST $28,224,275)		$30,105,652

OTHER ASSETS AND LIABILITIES - NET - (0.2)%		$(48,020)

TOTAL NET ASSETS - 100%		$30,057,632

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Balanced Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Common Stock	62.2%
Corporate Bonds	17.5%
Mortgage Backed Securities	10.0%
Collateralized Mortgage Obligations	2.2%
U.S. Treasury	1.3%
Government Agencies	1.1%
Cash Equivalents[1]	7.2%
Other Assets and Liabilities -- Net[2]	(1.5)%

TOTAL	100%

At October 31, 2006, the Fund’s sector classification3 for its equity holdings was as follows:

STOCKS	Percentage of Equity Holdings
Oil, Gas & Consumable Fuels	9.6%
Pharmaceuticals	8.3%
Commercial Banks	5.7%
Chemicals	4.2%
Communications Equipment	3.9%
Industrial Conglomerates	3.5%
Beverages	3.4%
Specialty Retail	3.3%
Capital Markets	3.1%
Insurance	3.1%
Semiconductor Equipment & Products	3.0%
Household Products	2.9%
Software	2.8%
Multi-Utilities	2.6%
Thrifts & Mortgage Finance	2.6%
Computers & Peripherals	2.3%
Aerospace & Defense	2.1%
Food Products	1.9%
Health Care Providers & Services	1.9%
Paper Forest Products	1.9%
Health Care Equipment & Supplies	1.8%
Biotechnology	1.7%
Electrical Equipment	1.6%
Diversified Telecommunication Services	1.5%
Food & Staples Retailing	1.5%
Energy Equipment & Services	1.4%
Leisure, Equipment & Products	1.4%
Media	1.4%
Commercial Services & Supplies	1.3%
Multiline Retail	1.2%
Machinery	1.1%
Tobacco	1.1%
Internet Software & Services	1.0%
Air Freight & Logistics	0.9%
Diversified Consumer Services	0.9%
Wireless Telecommunications Services	0.9%
Consumer Finance	0.8%
Electric Utilities	0.8%
IT Services	0.7%
Real Estate Investment Trusts	0.7%
Textiles Apparel & Luxury Goods	0.7%
Container & Packaging	0.5%
Hotels, Restaurants & Leisure	0.5%
Water Utilities	0.5%
Construction & Engineering	0.4%
Diversified Financial Services	0.4%
Electronic Equipment & Instruments	0.3%
Gas Utilities	0.3%
Personal Products	0.3%
Metals & Mining	0.2%
Internet & Catalog Retail	0.1%

TOTAL	100%

(1) Cash Equivalents include investments in mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3) Sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned an index classification by the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 62.2%
	AEROSPACE & DEFENSE - 1.3%
	GoodRich (B.F.) Co.	6,000	$264,540
	Honeywell International Inc.	6,400	269,568
	United Technologies Corp.	1,100	72,292

	TOTAL AEROSPACE & DEFENSE		$606,400

	AIR FREIGHT & LOGISTICS - 0.6%
	United Parcel Service, Inc.	3,650	275,027

	BEVERAGES - 2.1%
	Coca-Cola Co.	9,350	436,832
	Molson Coors Brewing Co., Class B	3,300	234,894
	PepsiCo, Inc.	5,000	317,200

	TOTAL BEVERAGES		$988,926

Description		Shares	Value
	BIOTECHNOLOGY - 1.1%
[7]	Amgen, Inc.	4,550	$345,390
[7]	Genentech Inc.	800	66,640
[7]	Gilead Sciences, Inc.	1,150	79,235

	TOTAL BIOTECHNOLOGY		$491,265

	CAPITAL MARKETS - 1.9%
	Edwards AG Inc.	2,400	136,920
	Federal Investment Inc. PA	6,900	236,601
	Lehman Brothers Holdings, Inc.	1,650	128,436
	Morgan Stanley	2,400	183,432
	Merrill Lynch & Co. Inc.	200,000	209,077

	TOTAL CAPITAL MARKETS		$894,466

Description		Shares	Value
	CHEMICALS - 2.6%
	Chemtura Corp.	10,000	$85,800
	Dow Chem Co	5,700	232,503
	Du Pont (E.I.) de Nemours & Co.	6,200	283,960
	International Flavors & Fragrances, Inc.	3,300	140,184
	Lubrizol Corp.	2,800	126,000
	Lyondell Chemical Co.	3,900	100,113
	RPM International Inc.	7,100	135,965
	Valspar Corp.	4,500	120,555

	TOTAL CHEMICALS		$1,225,080

	COMMERCIAL BANKS - 3.5%
	AmSouth Bancorp	6,500	196,430
	Bank of America Corp.	3,600	193,932
	First Horizon National Corp.	3,800	149,416
	Huntington Bancshares Inc.	11,100	270,951
	KEYCORP Capital Trust VII	200,000	188,121
	South Financial Group Inc.	6,600	175,098
	SunTrust Bank Inc.	3,500	276,465
	US Bancorp	4,000	135,360
	Zions Bancorp	800	64,320

	TOTAL COMMERCIAL BANKS		$1,650,093

	COMMERCIAL SERVICES & SUPPLIES - 0.8%
	Avery Dennison Corp.	2,800	176,792
	Donnelley (RR) & Sons Co.	6,000	203,160

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$379,952

	COMMUNICATIONS EQUIPMENT - 2.4%
[7]	Cisco Systems, Inc.	13,750	331,787
[7]	Corning, Inc.	8,700	177,741
	Motorola, Inc.	4,800	110,688
	Nokia Oyj. Class A, ADR	14,400	286,272
	Qualcomm, Inc.	6,400	232,896

	TOTAL COMMUNICATIONS EQUIPMENT		$1,139,384

	COMPUTERS & PERIPHERALS - 1.4%
[7]	Apple Computer, Inc.	400	32,432
	EMC Corp. Mass	12,000	147,000
	Hewlett Packard Co.	2,100	81,354
	IBM Corp.	3,100	286,223
[7]	Seagate Technology Holdings	4,900	110,642

	TOTAL COMPUTERS & PERIPHERALS		$657,651

	CONSTRUCTION & ENGINEERING - 0.3%
	Chicago Bridge & Iron Co., N.V.	2,850	69,996
[7]	Foster Wheeler Ltd.	1,300	58,435

	TOTAL CONSTRUCTION & ENGINEERING		$128,431

Description		Shares	Value
	CONSUMER FINANCE - 0.5%
	American Express Co.	2,500	$144,525
	Capital One Financial Corp.	1,250	99,162

	TOTAL CONSUMER FINANCE		$243,687

	CONTAINER & PACKAGING - 0.3%
	Packaging Corp. America	6,000	137,820

	DIVERSIFIED CONSUMER SERVICES - 0.6%
	Block H & R Inc.	6,800	148,648
	Service Master Company	10,200	115,566

	TOTAL DIVERSIFIED CONSUMER SERVICES		$264,214

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
	CIT Group Inc.	2,200	114,510

	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
	BellSouth Corp.	2,500	112,750
	Citizens Communications Co.	12,400	181,784
	Windstream Corp.	9,800	134,456

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$428,990

	ELECTRICAL EQUIPMENT - 1.0%
	American Power Conversion Corp.	11,100	335,553
	Rockwell Automation, Inc.	2,100	130,200

	TOTAL ELECTRICAL EQUIPMENT		$465,753

	ELECTRIC UTILITIES - 0.5%
	Progress Energy Inc.	200,000	244,491

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
	Jabil Circuit, Inc.	2,750	78,952

	ENERGY EQUIPMENT & SERVICES - 0.9%
	ENSCO International, Inc.	2,400	117,528
	Schlumberger Ltd.	2,150	135,622
[7]	Weatherford International Ltd.	3,700	151,996

	TOTAL ENERGY EQUIPMENT & SERVICES		$405,146

	GAS UTILITIES - 0.2%
	ATMOS Energy Corp.	2,900	89,117

	FOOD PRODUCTS - 1.2%
	ConAgra Inc.	5,200	135,980
	Hershey Foods Corp.	4,100	216,931
	KRAFT Foods Inc.	200,000	202,749

	TOTAL FOOD PRODUCTS		$555,660

Description		Shares	Value
	FOOD & STAPLES RETAILING - 0.9%
	Sysco Corp.	4,450	$155,661
	Wal-Mart Stores, Inc.	5,850	288,288

	TOTAL FOOD & STAPLES RETAILING		$443,949

	HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
[7]	Cytyc Corp.	5,700	150,594
	Intuitive Surgical Inc.	700	69,426
	Medtronic, Inc.	1,350	65,718
	Mentor Corp.	2,750	128,700
[7]	Zimmer Holdings, Inc.	1,500	108,015

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$522,453

	HEALTH CARE PROVIDERS & SERVICES - 1.2%
	Caremark Rx, Inc.	3,101	152,662
[7]	Cerner Corp.	2,200	106,282
[7]	Express Scripts, Inc., Class A	1,600	101,952
[7]	Health Net, Inc.	2,250	93,397
	UnitedHealth Group, Inc.	2,250	109,755

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$564,048

	HOTELS, RESTAURANTS & LEISURE - 0.3%
	Hilton Hotels Corp.	2,800	80,976
[7]	Starbucks Corp.	1,800	67,950

	TOTAL HOTELS, RESTAURANTS & LEISURE		$148,926

	HOUSEHOLD PRODUCTS - 1.8%
	Colgate-Palmolive Co.	1,050	67,168
	Kimberly Clark Corp.	3,400	226,168
	Procter & Gamble Co.	8,700	551,493

	TOTAL HOUSEHOLD PRODUCTS		$844,829

	INDUSTRIAL CONGLOMERATES - 2.1%
	3M Co.	3,500	275,940
	General Electric Co.	20,600	723,266

	TOTAL INDUSTRIAL CONGLOMERATES		$999,206

	INSURANCE - 1.9%
	American International Group, Inc.	3,650	245,171
	Lincoln National Corp.	1,700	107,627
	MBIA Inc.	4,300	266,686
	Mercury General Corp	2,500	129,425
	Radian Group Inc.	1,300	69,290
	The St. Paul Travelers Cos Inc.	1,400	71,582

	TOTAL INSURANCE		$889,781

	INTERNET SOFTWARE & SERVICES - 0.6%
[7]	Google Inc.	500	238,195
[7]	Yahoo, Inc.	1,550	40,827

	TOTAL INTERNET SOFTWARE & SERVICES		$279,022

Description		Shares	Value
	INTERNET & CATALOG RETAIL - 0.1%
[7]	eBay, Inc.	1,350	$43,376

	IT SERVICES - 0.4%
	Sabre Holdings Corp.	7,900	200,818

	LEISURE, EQUIPMENT & PRODUCTS - 0.9%
	Hasbro Inc.	9,700	251,424
	Polaris Industries Inc.	3,600	154,152

	TOTAL LEISURE, EQUIPMENT & PRODUCTS		$405,576

	MACHINERY - 0.7%
	Caterpillar, Inc.	1,200	72,852
	Joy Global, Inc.	2,550	99,731
	Pentair Inc.	4,900	161,406

	TOTAL MACHINERY		$333,989

	MEDIA - 0.9%
	Dow Jones & Co. Inc.	5,400	189,486
	News Corp., Inc.	5,250	109,463
	Time Warner, Inc.	5,500	110,055

	TOTAL MEDIA		$409,004

	METALS & MINING - 0.2%
	Companhia Vale Do Rio Doce, ADR	2,850	72,504

	MULTILINE RETAIL - 0.8%
[7]	Kohl’s Corp.	750	52,950
[7]	Sears Holdings Corp.	500	87,235
	Target Corp.	3,700	218,966

	TOTAL MULTILINE RETAIL		$359,151

	MULTI-UTILITIES - 1.6%
	Ameren Corp.	1,200	64,920
	Centerpoint Energy	200,000	213,410
	Consolidated Edison Co.	1,400	67,690
	Dominion Resources, Inc.	1,700	137,683
	NiSource Inc.	5,500	127,985
	SCANA Corp.	1,600	63,936
	TECO Energy Inc.	4,900	80,801

	TOTAL MULTI-UTILITIES		$756,425

	OIL, GAS & CONSUMABLE FUELS - 6.0%
	Anadarko Pete Corp.	200,000	203,518
	Chevron Corp.	6,500	436,800
	ConocoPhillips	6,200	373,488
	Devon Energy Corp.	1,100	73,524
	EOG Resources, Inc.	1,100	73,183
	ExxonMobil Corp.	13,000	928,460
	Kinder Morgan Financial Corp.	200,000	185,675
	Marathon Oil Corp.	1,500	129,600
	Peabody Energy Corp.	2,000	83,940
Description		Shares	Value
	Valero Energy Corp. New	200,000	$213,032
	XTO Energy, Inc.	1,650	76,989

	TOTAL OIL, GAS & CONSUMABLE FUELS		$2,778,209

	PAPER, FOREST PRODUCTS - 1.2%
	Bowater Inc.	6,500	135,915
	International Paper Co.	7,100	236,785
	MeadWestvaco Corp.	6,700	184,384

	TOTAL PAPER FOREST PRODUCTS		$557,084

	PERSONAL PRODUCTS - 0.2%
	Estee Lauder Cos., Inc., Class A	1,950	78,761

	PHARMACEUTICALS - 5.1%
	Abbott Laboratories	4,800	228,048
	Eli Lilly & Co.	7,900	442,479
	Johnson & Johnson	11,350	764,990
	Novartis AG, ADR	1,900	115,387
	Pfizer, Inc.	19,600	522,340
	Wyeth	6,450	329,144

	TOTAL PHARMACEUTICALS		$2,402,388

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
	Annaly Mortgage Management Inc.	15,000	196,800

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.9%
	Analog Devices Inc.	4,700	149,554
[7]	Advanced Micro Devices, Inc.	5,000	106,350
	Intel Corp.	17,600	375,584
	Linear Technology Corp.	4,400	136,928
	Texas Instruments, Inc.	3,200	96,576

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$864,992

	SOFTWARE - 1.7%
[7]	Autodesk, Inc.	1,600	58,800
	CA Inc.	49	1,213
[7]	Electronic Arts, Inc.	2,300	121,647
	Microsoft Corp.	18,000	516,780
	SAP AG, ADR	2,000	99,280

	TOTAL SOFTWARE		$797,720

	SPECIALTY RETAIL - 2.1%
[7]	Bed Bath & Beyond, Inc.	1,400	56,406
	Best Buy Co., Inc.	1,500	82,875
	GAP Inc.	12,100	254,342
	Home Depot, Inc.	6,600	246,378
	Limited Brands Inc.	4,200	123,774
	Lowe’s Cos., Inc.	4,600	138,644
	Staples, Inc.	2,750	70,923

	TOTAL SPECIALTY RETAIL		$973,342

Description		Shares or Principal Amount	Value
	TEXTILES, APPAREL & LUXURY GOODS - 0.4%
[7]	Coach, Inc.	2,000	$79,280
	Nike, Inc., Class B	1,250	114,850

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$194,130

	THRIFTS & MORTGAGE FINANCE - 1.6%
	Astoria Financial Corp.	4,500	130,545
	Federal Home Loan Mortgage Corp.	1,600	110,384
	New York Community Bancorp. Inc	14,500	237,075
	Washington Mutual Bank, Inc.	6,600	279,180

	TOTAL THRIIFTS & MORTGAGE FINANCE		$757,184

	TOBACCO - 0.7%
	Altria Group, Inc.	3,850	313,121

	WATER UTILITIES - 0.3%
	Aqua America Inc.	5,700	138,225

	WIRELESS TELECOMMUNICATION SERVICES - 0.6%
	Alltell Corp.	2,000	106,620
	Vodafone Group PLC, ADR	6,500	168,025

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$274,645

TOTAL COMMON STOCKS (IDENTIFIED COST $26,442,879)			$29,064,673

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
	(Series 2617), Class GW, 3.50%, 6/15/2016	$277,705	270,000

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.0%
	(Series 1998-23), Class C, 9.75%, 9/25/2018	7,700	8,291

	WHOLE LOAN - 1.6%
	Bank of America Mortgage Securities 2003-2, Class 2A1, 3.569%, 2/25/2034	328,024	321,941
	Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.104%, 11/25/2035	131,448	129,976
	Morgan Stanley Mortgage Loan Trust (Series 2004-1) Class 1A8, 4.75%, 11/25/2018	300,283	294,136

	TOTAL WHOLE LOAN		$746,053

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,058,164)			$1,024,344

Description		Principal Amount	Value
CORPORATE BONDS - 17.5%
	AUTOMOBILES - 0.6%
	DaimlerChrysler North America Holding Corp., (Series MTND), 5.87%, 9/10/2007	$100,000	$100,277
	DaimlerChrysler North America Holding Corp., (Series MTND), 5.75%, 9/8/2011	200,000	200,641

	TOTAL AUTOMOBILES		$300,918

	BANKS - 2.9%
[2,3]	Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026	500,000	521,193
	Mellon Capital II, Company Guarantee, (Series B), 7.995%, 1/15/2027	500,000	522,456
	BankBoston Capital Trust III, Company Guarantee, 6.079%, 6/15/2027	170,000	168,514
	Suntrust Capital III, Company Guarantee, 5.979%, 3/15/2028	152,000	149,031

	TOTAL BANKS		$1,361,194

	CABLE TV - 0.6%
	AT & T BroadBand Corp., 9.455%, 11/15/2022	200,000	261,897

	CAPITAL MARKETS - 3.7%
	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	186,799	1,503,736
	Morgan Stanley, Note, 4.00%, 1/15/2010	215,000	208,471

	TOTAL CAPITAL MARKETS		$1,712,207

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
	Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027	250,000	261,516
	Citigroup, Inc., 6.50%, 1/18/2011	300,000	316,169
	J.P. Morgan Chase & Co., Unsecd. Note, 6.316%, 9/30/2034	250,000	251,212

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$828,897

	ELECTRIC UTILITIES - 1.8%
	Alabama Power Co., Sr. Note, (Series S), 5.875%, 12/1/2022	400,000	410,811
[2,3]	Baltimore Gas & Electric Co., 6.350%, 10/1/2036	200,000	208,957
	PPL Energy Supply LLC, 6.200%, 5/15/2016	200,000	208,568

	TOTAL ELECTRIC UTILITIES		$828,336

	FINANCE - MORTGAGE LOAN/BANKER - 0.4%
	ResidentIal Capital Corp., 6.875%, 6/30/2015	200,000	209,551

	FOOD & STAPLES RETAILING - 0.6%
	Sysco Corp., Sr. Note, 5.375%, 9/21/2035	300,000	289,750

	FOOD PRODUCTS - 0.4%
	Archer-Daniels-Midland Co., 5.935%, 10/1/2032	200,000	205,584

	HOTELS, RESTAURANTS & LEISURE - 0.5%
	Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012	225,000	248,179

Description		Principal Amount	Value
	IT SERVICES - 0.5%
	Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	$250,000	$238,750

	MULTI-MEDIA - 0.5%
[2,3]	Cox Enterprises Inc., 7.875%, 9/30/2031	200,000	213,936

	OIL COMPANY - EXPLORATION & PRODUCTION - 0.5%
	KERR MCGEE Corp., 6.950%, 7/1/2024	200,000	217,576

	OIL, GAS & CONSUMABLE FUELS - 0.9%
	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	225,000	223,313
	Devon Financing Corp., 7.875%, 9/30/2031	150,000	184,550

	TOTAL OIL, GAS & CONSUMABLE FUELS		$407,863

	REAL ESTATE INVESTMENT TRUST - 0.4%
	ISTAR Financial Inc., 5.875%, 3/15/2016	200,000	200,313

	UTILITIES - 0.3%
	Pacific Gas & Electric Co., 6.05%, 3/1/2034	125,000	127,772

	WIRELESS TELECOMMUNICATION SERVICES - 1.1%
	American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	500,000	511,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $8,047,326)			$8,163,973

GOVERNMENT AGENCIES - 1.1%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.1%
	Note, 5.50%, 3/15/2011 (IDENTIFIED COST $515,469)	500,000	$512,631

MORTGAGE BACKED SECURITIES - 10.0%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.0%
	Pool A15865, 5.50%, 11/1/2033	346,639	344,328
	Pool A19412, 5.00%, 3/1/2034	488,382	473,476
	Pool A26407, 6.00%, 9/1/2034	765,606	771,627
	Pool A46082, 5.00%, 7/1/2035	726,067	701,865
	Pool C00478, 8.50%, 9/1/2026	6,845	7,317
	Pool E46188, 6.50%, 4/1/2008	36,348	36,564

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,335,177

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.8%
	Pool 124221, 7.00%, 2/1/2007	1,297	1,300
	Pool 527006, 7.50%, 1/1/2030	26,198	27,080
	Pool 533246, 7.50%, 4/1/2030	51,714	53,551
	Pool 797152, 5.00%, 11/1/2019	729,282	719,558
Description		Principal Amount	Value
	Pool 8245, 8.00%, 12/1/2008	$12,481	$12,544
	Pool 868574, 5.50%, 4/1/2036	973,621	962,769

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$1,776,802

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
	Pool 354677, 7.50%, 10/15/2023	$127,695	$133,177
	Pool 354713, 7.50%, 12/15/2023	41,560	43,344
	Pool 354765, 7.00%, 2/15/2024	153,054	158,682
	Pool 354827, 7.00%, 5/15/2024	100,574	104,255
	Pool 385623, 7.00%, 5/15/2024	101,029	104,727

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$544,185

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $4,669,728)			$4,656,164

U.S. TREASURY - 1.3%
	U.S. TREASURY BOND - 0.6%
	5.375%, 2/15/2031	123,000	133,551
	4.500%, 2/15/2036	125,000	120,645

	TOTAL U.S. TREASURY BONDS		$254,196

Description		Principal Amount or Shares	Value
	U.S. TREASURY NOTES - 0.7%
	4.00%, 2/15/2014	$40,000	$38,531
	4.50%, 11/15/2015	100,000	99,250
	5.125%, 5/15/2016	195,000	202,739

	TOTAL U.S. TREASURY NOTES		$340,520

TOTAL U.S. TREASURY (IDENTIFIED COST $586,598)			$594,716

MUTUAL FUNDS - 7.2%
[6]	MTB Prime Money Market Fund, Corporate Shares	1,869,458	1,869,458
	NorthEast Investment Trust	195,822	1,507,833
	SSgA Money Market Fund	522	522

TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,369,980)			$3,377,813

TOTAL INVESTMENTS - 101.5% (IDENTIFIED COST $44,690,144)			$47,394,314

OTHER ASSETS AND LIABILITIES - NET - (1.5)%			$(712,361)

TOTAL NET ASSETS - 100%			$46,681,953

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Income Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Chemicals	9.5%
Commercial Banks	8.3%
Oil, Gas & Consumable Fuels	6.7%
Pharmaceuticals	6.5%
Thrifts & Mortgage Finance	4.6%
Industrial Conglomerates	4.2%
Paper & Forest Products	4.0%
Semiconductor Equipment & Products	4.0%
Aerospace & Defense	3.9%
Multi-Utilities	3.9%
Beverages	3.3%
Leisure Equipment & Products	3.2%
Diversified Telecommunication Services	3.1%
Commercial Services & Supplies	2.9%
Capital Markets	2.8%
Specialty Retail	2.8%
Food Products	2.7%
Insurance	2.7%
Communications Equipment	2.0%
Diversified Consumer Services	1.9%
Wireless Telecommunication Services	1.9%
Household Products	1.7%
Real Estate Investment Trusts	1.5%
IT Services	1.4%
Machinery	1.4%
Air Freight & Logistics	1.3%
Media	1.3%
Containers & Packaging	1.0%
Water Utilities	1.0%
Gas Utilities	0.4%
Cash Equivalents[2]	3.5%
Other Assets and Liabilities[3]	0.6%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
COMMON STOCKS - 95.9%
AEROSPACE & DEFENSE - 3.9%
Goodrich (B.F.) Co.	22,500	$992,025
Honeywell International, Inc.	29,300	1,234,116

TOTAL AEROSPACE & DEFENSE		$2,226,141

AIR FREIGHT & LOGISTICS - 1.3%
United Parcel Service, Inc.	9,700	730,895

BEVERAGES - 3.3%
Coca-Cola Co.	19,100	892,352
Molson Coors Brewing Co., Class B	14,100	1,003,638

TOTAL BEVERAGES		$1,895,990

CAPITAL MARKETS - 2.8%
Edwards (AG), Inc.	10,600	604,730
[6] Federated Investors, Inc.	28,800	987,552

TOTAL CAPITAL MARKETS		$1,592,282

CHEMICALS - 9.5%
Chemtura Corp.	46,450	398,541
Dow Chemical Co.	26,100	1,064,619
Du Pont (E.I.) de Nemours & Co.	28,200	1,291,560
International Flavors & Fragrances, Inc.	13,800	586,224
Lubrizol Corp.	12,400	558,000
Lyondell Chemical Co.	15,400	395,318
RPM, Inc.	29,900	572,585
Valspar Corp.	20,200	541,158

TOTAL CHEMICALS		$5,408,005

COMMERCIAL BANKS - 8.3%
Amsouth Bancorporation	26,400	797,808
First Horizon National Corp.	12,800	503,296
Huntington Bancshares, Inc.	45,000	1,098,450
South Financial Group, Inc.	25,356	672,695
SunTrust Banks, Inc.	13,900	1,097,961
U.S. Bancorp	16,900	571,896

TOTAL COMMERCIAL BANKS		$4,742,106

COMMERCIAL SERVICES & SUPPLIES - 2.9%
Avery Dennison Corp.	12,400	782,936
Donnelley (R.R.) & Sons Co.	25,800	873,588

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,656,524

COMMUNICATIONS EQUIPMENT - 2.0%
Nokia Oyj, Class A, ADR	57,800	1,149,064

CONTAINERS & PACKAGING - 1.0%
Packaging Corp. of America	23,700	544,389

DIVERSIFIED CONSUMER SERVICES - 1.9%
Block (H&R), Inc.	27,900	$609,894
ServiceMaster Co.	42,400	480,392

TOTAL DIVERSIFIED CONSUMER SERVICES		$1,090,286

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
BellSouth Corp.	10,400	469,040
Citizens Communications Co., Class B	51,700	757,922
Windstream Corp.	40,200	551,544

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,778,506

FOOD PRODUCTS - 2.7%
ConAgra, Inc.	24,100	630,215
Hershey Foods Corp.	17,300	915,343

TOTAL FOOD PRODUCTS		$1,545,558

GAS UTILITIES - 0.4%
Atmos Energy Corp.	7,500	230,475

HOUSEHOLD PRODUCTS - 1.7%
Kimberly-Clark Corp.	14,100	937,932

IT SERVICES - 1.4%
Sabre Group Holdings, Inc.	32,300	821,066

INDUSTRIAL CONGLOMERATES - 4.2%
3M Co.	12,200	961,848
General Electric Co.	40,400	1,418,444

TOTAL INDUSTRIAL CONGLOMERATES		$2,380,292

INSURANCE - 2.7%
MBIA Insurance Corp.	17,600	1,091,552
Mercury General Corp.	8,700	450,399

TOTAL INSURANCE		$1,541,951

LEISURE EQUIPMENT & PRODUCTS - 3.2%
Hasbro, Inc.	44,100	1,143,072
Polaris Industries, Inc., Class A	15,500	663,710

TOTAL LEISURE EQUIPMENT & PRODUCTS		$1,806,782

MACHINERY - 1.4%
Pentair, Inc.	23,300	767,502

MEDIA - 1.3%
Dow Jones & Co.	20,800	729,872

MULTI-UTILITIES - 3.9%
Ameren Corp.	5,300	286,730
Consolidated Edison Co.	6,000	290,100
Dominion Resources, Inc.	6,700	542,633
NiSource, Inc.	23,500	$546,845
SCANA Corp.	7,000	279,720
TECO Energy, Inc.	19,900	328,151

TOTAL MULTI-UTILITIES		$2,274,179

OIL, GAS & CONSUMABLE FUELS - 6.7%
Chevron Corp.	16,300	1,095,360
ConocoPhillips	18,800	1,132,512
ExxonMobil Corp.	13,400	957,028
Marathon Oil Corp.	7,200	622,080

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,806,980

PAPER & FOREST PRODUCTS - 4.0%
Bowater, Inc.	28,100	587,571
International Paper Co.	27,800	927,130
MeadWestvaco Corp.	26,800	737,536

TOTAL PAPER & FOREST PRODUCTS		$2,252,237

PHARMACEUTICALS - 6.5%
Abbott Laboratories	9,700	460,847
Lilly(Eli)& Co.	15,100	845,751
Johnson & Johnson	15,900	1,071,660
Pfizer, Inc.	19,300	514,345
Wyeth	16,300	831,789

TOTAL PHARMACEUTICALS		$3,724,392

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Annaly Mortgage Management, Inc.	65,400	858,048

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.0%
Analog Devices, Inc.	20,100	$639,582
Intel Corp.	50,100	1,069,134
Linear Technology Corp.	17,900	557,048

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,265,764

SPECIALTY RETAIL - 2.8%
Gap (The), Inc.	48,600	1,021,572
Limited Brands, Inc.	19,500	574,665

TOTAL SPECIALTY RETAIL		$1,596,237

THRIFTS & MORTGAGE FINANCE - 4.6%
Astoria Financial Corp.	18,600	539,586
New York Community Bancorp, Inc.	57,200	935,220
Washington Mutual Bank	26,800	1,133,640

TOTAL THRIFTS & MORTGAGE FINANCE		$2,608,446

WATER UTILITIES - 1.0%
Aqua America, Inc.	23,600	572,300

WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Alltel Corp.	8,600	458,466
Vodafone Group PLC, ADR	24,062	622,003

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,080,469

TOTAL COMMON STOCKS (IDENTIFIED COST $51,221,214)		$54,614,670

6MUTUAL FUND - 3.5%
MTB Prime Money Market Fund, Corporate Shares (AT NET ASSET VALUE)	1,972,946	$1,972,946

TOTAL INVESTMENTS - 99.4% (IDENTIFIED COST $53,194,160)		$56,587,616

OTHER ASSETS AND LIABILITIES - NET - 0.6%		$366,259

TOTAL NET ASSETS - 100%		$56,953,875

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Media	11.3%
Insurance	10.4%
Thrifts & Mortgage Finance	9.5%
Oil, Gas & Consumable Fuels	7.6%
Tobacco	7.0%
Software	6.4%
Metals & Mining	6.3%
Diversified Financial Services	4.9%
Commercial Banks	4.7%
Aerospace & Defense	3.8%
Diversified Telecommunication Services	3.8%
Household Products	2.7%
Commercial Services & Supplies	2.5%
Communications Equipment	2.5%
Multi-Utilities	2.2%
Machinery	1.9%
Road & Rail	1.9%
Wireless Telecommunication Services	1.7%
Health Care Providers & Services	1.5%
Paper & Forest Products	1.3%
Electronic Equipment & Instruments	1.1%
Food Products	1.0%
Cash Equivalents[2]	6.5%
Other Assets and Liabilities -- Net[3]	(2.5)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
COMMON STOCKS - 96.0%
AEROSPACE & DEFENSE - 3.8%
Lockheed Martin Corp.	37,405	$3,251,617
Raytheon Co.	62,000	3,096,900

TOTAL AEROSPACE & DEFENSE		$6,348,517

COMMERCIAL BANKS - 4.7%
Wachovia Corp.	57,100	3,169,050
Wells Fargo & Co.	127,200	4,616,088

TOTAL COMMERCIAL BANKS		$7,785,138

COMMERCIAL SERVICES & SUPPLIES - 2.5%
Pitney Bowes, Inc.	89,700	$4,189,887

COMMUNICATIONS EQUIPMENT - 2.5%
Motorola, Inc.	183,500	4,231,510

DIVERSIFIED FINANCIAL SERVICES - 4.9%
Citigroup, Inc.	79,800	$4,002,768
J.P. Morgan Chase & Co.	87,900	4,169,976

TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,172,744

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.8%
AT&T, Inc.	125,100	4,284,675
Verizon Communications	56,100	2,075,700

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$6,360,375

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
[7] Agilent Technologies, Inc.	52,440	1,866,864

FOOD PRODUCTS - 1.0%
Tyson Foods, Inc., Class A	112,300	1,622,735

HEALTH CARE PROVIDERS & SERVICES - 1.5%
Aetna, Inc.	59,900	2,469,078

HOUSEHOLD PRODUCTS - 2.7%
Kimberly-Clark Corp.	67,400	4,483,448

INSURANCE - 10.4%
AON Corp.	136,100	4,734,919
Genworth Financial, Inc., Class A	124,300	4,156,592
Hartford Financial Services Group, Inc.	66,000	5,753,220
Radian Group, Inc.	51,700	2,755,610

TOTAL INSURANCE		$17,400,341

MACHINERY - 1.9%
Ingersoll-Rand Co., Class A	87,400	3,208,454

MEDIA - 11.3%
CBS Corp. (New), Class B	86,000	2,488,840
Clear Channel Communications, Inc.	85,000	2,962,250
[7] Comcast Corp., Special Class A	100,500	4,068,240
[7] Liberty Media Holding Corp.	14,340	1,277,120
[7] Liberty Media Holding Corp.	71,700	1,582,419
[7] Viacom, Inc., Class B	168,900	6,573,588

TOTAL MEDIA		$18,952,457

METALS & MINING - 6.3%
Barrick Gold Corp.	175,500	5,440,500
POSCO, ADR	19,400	1,368,088
Rio Tinto PLC, ADR	7,600	1,682,564
United States Steel Corp.	29,000	1,960,400

TOTAL METALS & MINING		$10,451,552

MULTI-UTILITIES - 2.2%
Dominion Resources, Inc.	46,000	$3,725,540

OIL, GAS & CONSUMABLE FUELS - 7.6%
Apache Corp.	29,200	1,907,344
ConocoPhillips	62,360	3,756,566
Noble Energy, Inc.	144,000	7,002,720

TOTAL OIL, GAS & CONSUMABLE FUELS		$12,666,630

PAPER & FOREST PRODUCTS - 1.3%
International Paper Co.	67,500	2,251,125

ROAD & RAIL - 1.9%
Union Pacific Corp.	35,300	3,199,239

SOFTWARE - 6.4%
CA, Inc.	286,900	7,103,644
Microsoft Corp.	123,700	3,551,427

TOTAL SOFTWARE		$10,655,071

THRIFTS & MORTGAGE FINANCE - 9.5%
Countrywide Financial Corp.	171,800	6,549,016
Federal National Mortgage Association	128,800	7,632,688
MGIC Investment Corp.	29,400	1,727,544

TOTAL THRIFTS & MORTGAGE FINANCE		$15,909,248

TOBACCO - 7.0%
Altria Group, Inc.	93,400	7,596,222
Loews Corp.	103,500	4,028,220

TOTAL TOBACCO		$11,624,442

WIRELESS TELECOMMUNICATION SERVICES - 1.7%
Sprint Nextel Corp.	156,000	2,915,640

TOTAL COMMON STOCKS (IDENTIFIED COST $139,166,422)		$160,490,035

MUTUAL FUNDS - 6.5%
[6] MTB Prime Money Market Fund, Corporate Shares	6,212,041	6,212,041
SSgA Money Market Fund	4,616,256	4,616,256

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$10,828,297

TOTAL INVESTMENTS - 102.5% (IDENTIFIED COST $149,994,719)		$171,318,332

OTHER ASSETS AND LIABILITIES - NET - (2.5)%		$(4,246,714)

TOTAL NET ASSETS - 100%		$167,071,618

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Index Fund

At October 31, 2006, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets
Oil, Gas & Consumable Fuels	7.7%
Pharmaceuticals	6.5%
Commercial Banks	6.1%
Insurance	4.5%
Industrial Conglomerates	3.9%
Capital Markets	3.7%
Computers & Peripherals	3.7%
Diversified Financial Services	3.7%
Media	3.4%
Software	3.4%
Diversified Telecommunication Services	2.9%
Communications Equipment	2.7%
Health Care Providers & Services	2.7%
Semiconductor Equipment & Products	2.6%
Aerospace & Defense	2.4%
Food & Staples Retailing	2.3%
Household Products	2.2%
Beverages	2.1%
Specialty Retail	2.0%
Energy Equipment & Services	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Tobacco	1.7%
Chemicals	1.5%
Electric Utilities	1.5%
Pooled Investment Vehicle	1.5%
Biotechnology	1.4%
Internet Software & Services	1.4%
Machinery	1.4%
Thrifts & Mortgage Finance	1.4%
Multi-Utilities	1.3%
Multi-Line Retail	1.2%
Food Products	1.1%
Real Estate	1.0%
Air Freight & Logistics	0.9%
Consumer Finance	0.9%
IT Services	0.9%
Metals & Mining	0.9%
Road & Rail	0.7%
Household Durables	0.6%
Wireless Telecommunication Services	0.6%
Commercial Services & Supplies	0.5%
Electrical Equipment	0.5%
Automobiles	0.4%
Independent Power Producers & Energy Traders	0.4%
Electronic Equipment & Instruments	0.3%
Paper & Forest Products	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Containers & Packaging	0.2%
Leisure Equipment & Products	0.2%
Personal Products	0.2%
Airlines	0.1%
Auto Components	0.1%
Building Products	0.1%
Construction & Engineering	0.1%
Construction Materials	0.1%
Distributors	0.1%
Diversified Consumer Services	0.1%
Internet & Catalog Retail	0.1%
Office Electronics	0.1%
Other Assets and Liabilities -- Net[2]	(0.0)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 100.0%
	AEROSPACE & DEFENSE - 2.4%
	Boeing Co.	7,800	$622,908
	General Dynamics Corp.	3,600	255,960
	Goodrich (B.F.) Co.	885	39,020
	Honeywell International, Inc.	6,700	282,204
	L-3 Communications Holdings, Inc.	850	68,442
	Lockheed Martin Corp.	3,100	269,483
	Northrop Grumman Corp.	2,900	192,531
	Raytheon Co.	3,700	184,815
	Rockwell Collins, Inc.	1,140	66,211
	United Technologies Corp.	8,800	578,336

	TOTAL AEROSPACE & DEFENSE		$2,559,910

	AIR FREIGHT & LOGISTICS - 0.9%
	FedEx Corp.	2,500	286,350
	Ryder System, Inc.	470	24,746
	United Parcel Service, Inc.	9,100	685,685

	TOTAL AIR FREIGHT & LOGISTICS		$996,781

	AIRLINES - 0.1%
	Southwest Airlines Co.	6,059	$91,067

	AUTO COMPONENTS - 0.1%
[7]	Goodyear Tire & Rubber Co.	1,345	20,619
	Johnson Controls, Inc.	1,540	125,572

	TOTAL AUTO COMPONENTS		$146,191

	AUTOMOBILES - 0.4%
	Ford Motor Co.	18,300	151,524
	General Motors Corp.	4,900	171,108
	Harley Davidson, Inc.	2,200	150,986

	TOTAL AUTOMOBILES		$473,618

	BEVERAGES - 2.1%
	Anheuser-Busch Cos., Inc.	6,425	304,673
	Brown-Forman Corp., Class B	600	43,314
	Coca-Cola Co.	18,000	840,960
	Coca-Cola Enterprises, Inc.	2,300	46,069
[7]	Constellation Brands, Inc., Class A	1,700	46,733
	Molson Coors Brewing Co., Class B	485	$34,522
	PepsiCo, Inc.	14,800	938,912
	The Pepsi Bottling Group, Inc.	1,100	34,782

	TOTAL BEVERAGES		$2,289,965

	BIOTECHNOLOGY - 1.4%
[7]	Amgen, Inc.	10,372	787,338
	Applera Corp.	1,540	57,442
[7]	Biogen Idec, Inc.	2,950	140,420
[7]	Genzyme Corp.	2,200	148,522
[7]	Gilead Sciences, Inc.	3,800	261,820
[7]	Medimmune, Inc.	1,850	59,274

	TOTAL BIOTECHNOLOGY		$1,454,816

	BUILDING PRODUCTS - 0.1%
	American Standard Cos., Inc.	1,400	62,006
	Masco Corp.	3,400	94,010

	TOTAL BUILDING PRODUCTS		$156,016

	CAPITAL MARKETS - 3.7%
	Ameriprise Financial, Inc.	1,860	95,790
	Bank of New York Co., Inc.	5,985	205,704
	Bear Stearns Cos., Inc.	900	136,215
[7]	E*Trade Group, Inc.	3,800	88,464
[6]	Federated Investors, Inc.	800	27,432
	Franklin Resources, Inc.	1,300	148,148
	Goldman Sachs Group, Inc.	3,600	683,244
	Janus Capital Group, Inc.	1,700	34,136
	Legg Mason, Inc.	1,200	108,024
	Lehman Brothers Holdings, Inc.	4,700	365,848
	Mellon Financial Corp.	3,160	122,608
	Merrill Lynch & Co., Inc.	7,570	661,769
	Morgan Stanley	9,100	695,513
	Northern Trust Corp.	1,470	86,318
	Schwab (Charles) Corp.	9,400	171,268
	State Street Corp.	2,900	186,267
	T. Rowe Price Group, Inc.	2,300	108,813

	TOTAL CAPITAL MARKETS		$3,925,561

	CHEMICALS - 1.5%
	Air Products & Chemicals, Inc.	1,800	125,406
	Ashland, Inc.	610	36,051
	Dow Chemical Co.	8,200	334,478
	Du Pont (E.I.) de Nemours & Co.	8,250	377,850
	Eastman Chemical Co.	700	42,644
	Ecolab, Inc.	1,390	63,036
[7]	Hercules, Inc.	800	14,560
	International Flavors & Fragrances, Inc.	585	24,851
	Monsanto Co.	4,600	203,412
	PPG Industries, Inc.	1,290	88,236
	Praxair, Inc.	2,610	$157,253
	Rohm & Haas Co.	1,150	59,593
	Sigma-Aldrich Corp.	550	41,311

	TOTAL CHEMICALS		$1,568,681

	COMMERCIAL BANKS - 6.1%
	Amsouth Bancorporation	2,700	81,594
	BB&T Corp.	4,035	175,603
	Bank of America Corp.	39,000	2,100,930
	Comerica, Inc.	1,232	71,690
	Commerce Bancorp, Inc.	1,400	48,888
	Compass Bancshares, Inc.	1,000	56,260
	Fifth Third Bancorp	4,200	167,370
	First Horizon National Corp.	900	35,388
	Huntington Bancshares, Inc.	1,742	42,522
	KeyCorp	3,445	127,947
	M & T Bank Corp.	600	73,086
	Marshall & Ilsley Corp.	2,600	124,644
	National City Corp.	4,900	182,525
	North Fork Bancorp, Inc.	3,650	104,317
	PNC Financial Services Group	2,400	168,072
	Regions Financial Corp.	3,445	130,738
	SunTrust Banks, Inc.	3,100	244,869
	Synovus Financial Corp.	2,592	76,153
	U.S. Bancorp	15,000	507,600
	Wachovia Corp.	16,496	915,528
	Wells Fargo & Co.	28,900	1,048,781
	Zions Bancorp	800	64,320

	TOTAL COMMERCIAL BANKS		$6,548,825

	COMMERCIAL SERVICES & SUPPLIES - 0.5%
[7]	Allied Waste Industries, Inc.	1,600	19,440
	Avery Dennison Corp.	940	59,352
	Cintas Corp.	1,100	45,540
	Donnelley (R.R.) & Sons Co.	1,605	54,345
	Equifax, Inc.	1,025	38,981
[7]	Monster Worldwide, Inc.	900	36,459
	Pitney Bowes, Inc.	1,780	83,144
	Robert Half International, Inc.	1,300	47,515
	Waste Management, Inc.	4,250	159,290

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$544,066

	COMMUNICATIONS EQUIPMENT - 2.7%
[7]	ADC Telecommunications, Inc.	1,100	15,741
[7]	Avaya, Inc.	3,825	48,998
[7]	CIENA Corp.	685	16,104
[7]	Cisco Systems, Inc.	53,700	1,295,781
[7]	Comverse Technology, Inc.	1,500	$32,655
[7]	Corning, Inc.	13,500	275,805
[7]	JDS Uniphase Corp.	1,563	22,703
[7]	Juniper Networks, Inc.	4,600	79,212
[7]	Lucent Technologies, Inc.	33,800	82,134
	Motorola, Inc.	21,000	484,260
	Qualcomm, Inc.	14,500	527,655
[7]	Tellabs, Inc.	3,485	36,732

	TOTAL COMMUNICATIONS EQUIPMENT		$2,917,780

	COMPUTERS & PERIPHERALS - 3.7%
[7]	Apple Computer, Inc.	7,300	591,884
[7]	Dell, Inc.	20,200	491,466
[7]	EMC Corp. Mass	21,186	259,528
	Hewlett-Packard Co.	23,250	900,705
	IBM Corp.	13,400	1,237,222
[7]	Lexmark International Group, Class A	800	50,872
[7]	NCR Corp.	1,300	53,976
[7]	Network Appliance, Inc.	3,300	120,450
[7]	Qlogic Corp.	1,400	28,812
[7]	Sandisk Corp.	1,700	81,770
[7]	Seagate Technology, Inc., Rights	2,330	0
[7]	Sun Microsystems, Inc.	30,000	162,900

	TOTAL COMPUTERS & PERIPHERALS		$3,979,585

	CONSTRUCTION & ENGINEERING - 0.1%
	Fluor Corp.	700	54,901

	CONSTRUCTION MATERIALS - 0.1%
	Vulcan Materials Co.	1,000	81,480

	CONSUMER FINANCE - 0.9%
	American Express Co.	9,800	566,538
	Capital One Financial Corp.	2,400	190,392
	SLM Corp.	3,900	189,852

	TOTAL CONSUMER FINANCE		$946,782

	CONTAINERS & PACKAGING - 0.2%
	Ball Corp.	860	35,767
	Bemis Co., Inc.	820	27,568
[7]	Pactiv Corp.	1,165	35,929
	Sealed Air Corp.	682	40,593
	Temple-Inland, Inc.	900	35,496

	TOTAL CONTAINERS & PACKAGING		$175,353

	DISTRIBUTORS - 0.1%
	Genuine Parts Co.	1,360	61,907

	DIVERSIFIED CONSUMER SERVICES - 0.1%
[7]	Apollo Group, Inc., Class A	1,600	59,136
	Block (H&R), Inc.	2,500	54,650

	TOTAL DIVERSIFIED CONSUMER SERVICES		$113,786

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
	CIT Group, Inc.	1,500	$78,075
	Chicago Mercantile Exchange Holdings, Inc.	320	160,320
	Citigroup, Inc.	42,500	2,131,800
	J.P. Morgan Chase & Co.	30,332	1,438,950
	Moody’s Corp.	2,200	145,860

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,955,005

	DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
	AT&T, Inc.	33,100	1,133,675
	BellSouth Corp.	16,125	727,237
	CenturyTel, Inc.	1,000	40,240
	Citizens Communications Co., Class B	2,600	38,116
	Embarq Corp.	1,300	62,855
[7]	Qwest Communications International, Inc.	13,154	113,519
	Verizon Communications, Inc.	24,900	921,300
	Windstream Corp.	3,853	52,863

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,089,805

	ELECTRIC UTILITIES - 1.5%
[7]	Allegheny Energy, Inc.	1,200	51,636
	American Electric Power Co., Inc.	3,702	153,374
	Edison International	2,465	109,545
	Entergy Corp.	1,780	152,777
	Exelon Corp.	5,432	336,675
	FPL Group, Inc.	3,270	166,770
	FirstEnergy Corp.	2,900	170,665
	PPL Corp.	3,030	104,596
	Pinnacle West Capital Corp.	900	43,029
	Progress Energy, Inc.	1,927	88,642
[7]	Progress Energy, Inc.	825	272
	Southern Co.	5,500	200,200

	TOTAL ELECTRIC UTILITIES		$1,578,181

	ELECTRICAL EQUIPMENT - 0.5%
	American Power Conversion Corp.	1,300	39,299
	Cooper Industries Ltd., Class A	710	63,509
	Emerson Electric Co.	3,400	286,960
	Rockwell Automation, Inc.	1,640	101,680

	TOTAL ELECTRICAL EQUIPMENT		$491,448

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
[7]	Agilent Technologies, Inc.	2,980	106,088
	Jabil Circuit, Inc.	1,300	37,323
	Molex, Inc.	1,150	40,135
[7]	Sanmina-SCI Corp.	4,000	15,800
[7]	Solectron Corp.	7,500	$25,050
	Symbol Technologies, Inc.	1,900	28,367
	Tektronix, Inc.	600	18,222

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$270,985

	ENERGY EQUIPMENT & SERVICES - 1.8%
	BJ Services Co.	2,450	73,892
	Baker Hughes, Inc.	2,995	206,805
	Halliburton Co.	8,500	274,975
[7]	Nabors Industries Ltd.	2,700	83,376
[7]	National-Oilwell, Inc.	1,500	90,600
	Noble Corp.	1,200	84,120
	Rowan Cos., Inc.	860	28,707
	Schlumberger Ltd.	10,200	643,416
	Smith International, Inc.	1,900	75,012
[7]	Transocean Sedco Forex, Inc.	2,700	195,858
[7]	Weatherford International Ltd.	3,000	123,240

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,880,001

	FOOD & STAPLES RETAILING - 2.3%
	CVS Corp.	7,100	222,798
	Costco Wholesale Corp.	3,930	209,783
[7]	Kroger Co.	6,200	139,438
	SUPERVALU, Inc.	1,592	53,173
	Safeway Inc.	4,055	119,055
	Sysco Corp.	5,300	185,394
	Wal-Mart Stores, Inc.	21,600	1,064,448
	Walgreen Co.	8,600	375,648
	Whole Foods Market, Inc.	1,400	89,376

	TOTAL FOOD & STAPLES RETAILING		$2,459,113

	FOOD PRODUCTS - 1.1%
	Archer-Daniels-Midland Co.	5,600	215,600
	Campbell Soup Co.	1,715	64,107
	ConAgra, Inc.	3,900	101,985
[7]	Dean Foods Co.	1,200	50,268
	General Mills, Inc.	3,100	176,142
	Heinz (H.J.) Co.	2,350	99,076
	Hershey Foods Corp.	1,470	77,778
	Kellogg Co.	2,600	130,806
	McCormick & Co., Inc.	1,000	37,400
	Sara Lee Corp.	5,920	101,232
	Tyson Foods, Inc., Class A	1,900	27,455
	Wrigley (Wm.), Jr. Co.	1,900	98,705

	TOTAL FOOD PRODUCTS		$1,180,554

	GAS UTILITIES - 0.0%
	NICOR, Inc.	340	$15,626
	Peoples Energy Corp.	400	17,476

	TOTAL GAS UTILITIES		$33,102

	HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
	Bard (C.R.), Inc.	790	64,748
	Bausch & Lomb, Inc.	440	23,558
	Baxter International, Inc.	5,700	262,029
	Becton, Dickinson & Co.	2,055	143,912
	Biomet, Inc.	2,200	83,248
[7]	Boston Scientific Corp.	11,000	175,010
[7]	Fisher Scientific International, Inc.	900	77,058
[7]	Hospira, Inc.	1,300	47,255
	Medtronic, Inc.	9,725	473,413
[7]	Millipore Corp.	430	27,748
	PerkinElmer, Inc.	1,030	22,001
[7]	St. Jude Medical, Inc.	3,200	109,920
	Stryker Corp.	2,700	141,183
[7]	Thermo Electron Corp.	1,280	54,874
[7]	Waters Corp.	850	42,330
[7]	Zimmer Holdings, Inc.	1,900	136,819

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,885,106

	HEALTH CARE PROVIDERS & SERVICES - 2.7%
	Aetna, Inc.	4,900	201,978
	AmerisourceBergen Corp.	1,600	75,520
	CIGNA Corp.	825	96,508
	Cardinal Health, Inc.	3,280	214,676
	Caremark Rx, Inc.	3,700	182,151
[7]	Coventry Health Care, Inc.	1,700	79,815
[7]	Express Scripts, Inc., Class A	1,200	76,464
	HCA, Inc.	3,600	181,872
	Health Management Associates, Inc., Class A	1,825	35,952
[7]	Humana, Inc.	1,650	99,000
	IMS Health, Inc.	1,750	48,738
[7]	Laboratory Corp. of America Holdings	1,000	68,490
	Manor Care, Inc.	590	28,314
	McKesson HBOC, Inc.	2,831	141,805
[7]	Medco Health Solutions, Inc.	2,500	133,750
[7]	Patterson Cos., Inc.	1,600	52,560
	Quest Diagnostics, Inc.	2,100	104,454
[7]	Tenet Healthcare Corp.	3,637	25,677
	UnitedHealth Group, Inc.	12,100	590,238
[7]	Wellpoint, Inc.	5,400	412,128

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,850,090

	HOTELS, RESTAURANTS & LEISURE - 1.8%
	Carnival Corp.	4,100	$200,162
	Darden Restaurants, Inc.	1,050	43,995
	Harrah’s Entertainment, Inc.	4,400	327,052
	Hilton Hotels Corp.	3,500	101,220
	ITT Corp.	1,250	67,988
	International Game Technology	2,600	110,526
	Marriott International, Inc., Class A	3,100	129,487
	McDonald’s Corp.	10,210	428,003
[7]	Starbucks Corp.	6,400	241,600
	Starwood Hotels & Resorts Worldwide, Inc.	1,700	101,558
	Wendy’s International, Inc.	935	32,351
[7]	Wyndham Worldwide Corp.	1,370	40,415
	Yum! Brands, Inc.	2,325	138,245

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,962,602

	HOUSEHOLD DURABLES - 0.6%
	Black & Decker Corp.	625	52,425
	Centex Corp.	960	50,208
	D. R. Horton, Inc.	2,100	49,203
	Fortune Brands, Inc.	1,400	107,730
	Harman International Industries, Inc.	400	40,940
	KB HOME	800	35,952
	Leggett and Platt, Inc.	1,400	32,690
	Lennar Corp., Class A	1,100	52,228
	Newell Rubbermaid, Inc.	2,250	64,755
	Pulte Homes, Inc.	2,200	68,178
	Snap-On, Inc.	480	22,574
	Stanley Works	700	33,355
	Whirlpool Corp.	700	60,851

	TOTAL HOUSEHOLD DURABLES		$671,089

	HOUSEHOLD PRODUCTS - 2.2%
	Clorox Co.	1,175	75,858
	Colgate-Palmolive Co.	4,700	300,659
	Kimberly-Clark Corp.	4,230	281,380
	Procter & Gamble Co.	27,490	1,742,591
	TOTAL HOUSEHOLD PRODUCTS		$2,400,488

	IT SERVICES - 0.9%
[7]	Affiliated Computer Services, Inc., Class A	900	48,132
	Automatic Data Processing, Inc.	4,500	222,480
[7]	Computer Sciences Corp.	1,400	73,990
[7]	Convergys Corp.	1,100	23,331
	Electronic Data Systems Corp.	3,925	99,420
	First Data Corp.	6,500	157,625
[7]	Fiserv, Inc.	1,450	71,630
	Paychex, Inc.	2,525	99,687
	Sabre Group Holdings, Inc.	956	24,302
[7]	Unisys Corp.	2,570	$16,808
	Western Union Co.	6,500	143,325

	TOTAL IT SERVICES		$980,730

	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
[7]	AES Corp.	5,400	118,746
[7]	Calpine Corp.	1,900	560
	Constellation Energy Group	1,355	84,552
[7]	Dynegy, Inc.	2,600	15,808
[7]	Mirant Corp.	4,169	0
[7]	Mirant Corp., Warrants	362	4,131
	TXU Corp.	4,000	252,520

	TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS		$476,317

	INDUSTRIAL CONGLOMERATES - 3.9%
	3M Co.	6,620	521,921
	General Electric Co.	88,500	3,107,235
	Textron, Inc.	960	87,293
	Tyco International Ltd.	17,241	507,403

	TOTAL INDUSTRIAL CONGLOMERATES		$4,223,852

	INSURANCE - 4.5%
	AON Corp.	2,330	81,061
	Ace Ltd.	2,400	137,400
	Aflac, Inc.	4,650	208,878
	Allstate Corp.	5,385	330,424
	Ambac Financial Group, Inc.	850	70,966
	American International Group, Inc.	22,700	1,524,759
	Chubb Corp.	3,650	193,997
	Cincinnati Financial Corp.	1,700	77,605
	Genworth Financial, Inc., Class A	3,800	127,072
	Hartford Financial Services Group, Inc.	2,850	248,434
	Lincoln National Corp.	2,078	131,558
	MBIA Insurance Corp.	1,050	65,121
	Marsh & McLennan Cos., Inc.	5,480	161,331
	MetLife, Inc.	6,500	371,345
	Principal Financial Group, Inc.	1,800	101,682
	Progressive Corp., OH	6,840	165,323
	Prudential Financial, Inc.	4,200	323,106
	SAFECO Corp.	925	53,826
	The St. Paul Travelers Cos., Inc.	5,775	295,276
	Torchmark Corp.	800	49,344
	UNUMProvident Corp.	2,995	59,241
	XL Capital Ltd., Class A	1,325	93,479

	TOTAL INSURANCE		$4,871,228

	INTERNET & CATALOG RETAIL - 0.1%
[7]	Amazon.com, Inc.	3,000	$114,270

	INTERNET SOFTWARE & SERVICES - 1.4%
[7]	Google, Inc.	1,830	871,794
[7]	Verisign, Inc.	1,711	35,383
[7]	Yahoo, Inc.	10,800	284,472
[7]	eBay, Inc.	9,900	318,087

	TOTAL INTERNET SOFTWARE & SERVICES		$1,509,736

	LEISURE EQUIPMENT & PRODUCTS - 0.2%
	Brunswick Corp.	700	22,050
	Eastman Kodak Co.	2,160	52,704
	Hasbro, Inc.	1,300	33,696
	Mattel, Inc.	3,040	68,795

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$177,245

	MACHINERY - 1.4%
	Caterpillar, Inc.	6,100	370,331
	Cummins, Inc.	410	52,062
	Danaher Corp.	1,800	129,186
	Deere & Co.	2,100	178,773
	Dover Corp.	2,110	100,225
	Eaton Corp.	1,390	100,678
	Illinois Tool Works, Inc.	3,750	179,738
	Ingersoll-Rand Co., Class A	3,000	110,130
[7]	Navistar International Corp.	445	12,340
	PACCAR, Inc.	1,942	114,986
	Pall Corp.	980	31,262
	Parker-Hannifin Corp.	1,073	89,735

	TOTAL MACHINERY		$1,469,446

	MEDIA - 3.4%
	CBS Corp. (New), Class B	6,951	201,162
	Clear Channel Communications, Inc.	3,900	135,915
[7]	Comcast Corp., Class A	17,400	707,658
	Dow Jones & Co.	425	14,913
	E.W. Scripps Co., Class A	600	29,676
	Gannett Co., Inc.	1,900	112,366
[7]	Interpublic Group Cos., Inc.	3,577	39,025
	McGraw-Hill Cos., Inc.	3,000	192,510
	Meredith Corp.	360	18,900
	New York Times Co., Class A	1,070	25,862
	News Corp., Inc.	20,300	423,255
	Omnicom Group, Inc.	1,270	128,842
	Time Warner, Inc.	34,150	683,342
	Tribune Co.	1,900	63,327
[7]	Univision Communications, Inc., Class A	1,800	$63,108
[7]	Viacom, Inc., Class B	5,800	225,736
	Walt Disney Co.	17,400	547,404

	TOTAL MEDIA		$3,613,001

	METALS & MINING - 0.9%
	Alcoa, Inc.	7,400	213,934
	Allegheny Technologies, Inc.	900	70,857
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,600	96,768
	Newmont Mining Corp.	4,000	181,080
	Nucor Corp.	2,700	157,707
	Phelps Dodge Corp.	1,800	180,684
	United States Steel Corp.	1,000	67,600

	TOTAL METALS & MINING		$968,630

	MULTI-UTILITIES - 1.3%
	Ameren Corp.	1,560	84,396
[7]	CMS Energy Corp.	1,700	25,313
	CenterPoint Energy, Inc.	2,360	36,533
	Consolidated Edison Co.	1,860	89,931
	DTE Energy Co.	1,345	61,103
	Dominion Resources, Inc.	2,900	234,871
	Duke Energy Corp.	10,308	326,145
	KeySpan Corp.	1,300	52,754
	NiSource, Inc.	2,092	48,681
	P G & E Corp.	2,530	109,144
	Public Service Enterprises Group, Inc.	2,110	128,816
	Sempra Energy	1,976	104,807
	TECO Energy, Inc.	1,600	26,384
	Xcel Energy, Inc.	3,028	66,828

	TOTAL MULTI-UTILITIES		$1,395,706

	MULTILINE RETAIL - 1.2%
[7]	Big Lots, Inc.	890	18,761
	Dillards, Inc., Class A	900	27,153
	Dollar General Corp.	2,450	34,373
	Family Dollar Stores, Inc.	1,250	36,812
	Federated Department Stores, Inc.	4,616	202,688
[7]	Kohl’s Corp.	2,700	190,620
	Nordstrom, Inc.	1,750	82,863
	Penney (J.C.) Co., Inc.	1,900	142,937
[7]	Sears Holdings Corp.	700	122,129
	Target Corp.	7,220	427,280

	TOTAL MULTILINE RETAIL		$1,285,616

	OFFICE ELECTRONICS - 0.1%
[7]	Xerox Corp.	7,000	$119,000

	OIL, GAS & CONSUMABLE FUELS - 7.7%
	Anadarko Petroleum Corp.	3,900	181,038
	Apache Corp.	2,800	182,896
	CONSOL Energy, Inc.	1,800	63,702
	Chesapeake Energy Corp.	3,500	113,540
	Chevron Corp.	18,900	1,270,080
	ConocoPhillips	14,033	845,348
	Devon Energy Corp.	4,100	274,044
	EOG Resources, Inc.	2,000	133,060
	El Paso Corp.	6,700	91,790
	Exxon Mobil Corp.	50,300	3,592,426
	Hess Corp.	1,910	80,984
	Kinder Morgan, Inc.	700	73,570
	Marathon Oil Corp.	2,900	250,560
	Murphy Oil Corp.	2,100	99,036
	Occidental Petroleum Corp.	7,700	361,438
	Sunoco, Inc.	1,050	69,437
	Valero Energy Corp.	5,400	282,582
	Williams Cos., Inc.	5,525	134,976
	XTO Energy, Inc.	3,200	149,312

	TOTAL OIL, GAS & CONSUMABLE FUELS		$8,249,819

	PAPER & FOREST PRODUCTS - 0.3%
	International Paper Co.	3,790	126,397
	Louisiana-Pacific Corp.	870	17,209
	MeadWestvaco Corp.	1,365	37,565
	Weyerhaeuser Co.	1,850	117,642

	TOTAL PAPER & FOREST PRODUCTS		$298,813

	PERSONAL PRODUCTS - 0.2%
	Alberto-Culver Co., Class B	630	32,010
	Avon Products, Inc.	4,200	127,722
	Estee Lauder Cos., Inc., Class A	900	36,351

	TOTAL PERSONAL PRODUCTS		$196,083

	PHARMACEUTICALS - 6.5%
	Abbott Laboratories	13,300	631,883
	Allergan, Inc.	1,200	138,600
[7]	Barr Laboratories, Inc.	1,100	57,607
	Bristol-Myers Squibb Co.	16,675	412,706
	Eli Lilly & Co.	8,400	470,484
[7]	Forest Laboratories, Inc., Class A	2,600	127,244
	Johnson & Johnson	25,100	1,691,740
[7]	King Pharmaceuticals, Inc.	1,833	30,666
	Merck & Co., Inc.	18,400	835,728
	Mylan Laboratories, Inc.	1,700	34,850
	Pfizer, Inc.	63,055	1,680,416
	Schering Plough Corp.	12,700	$281,178
[7]	Watson Pharmaceuticals, Inc.	900	24,219
	Wyeth	11,300	576,639

	TOTAL PHARMACEUTICALS		$6,993,960

	POOLED INVESTMENT VEHICLE - 1.5%
	S&P Depositary Receipts Trust, ADR	11,400	1,570,806

	REAL ESTATE - 1.0%
	Apartment Investment & Management Co., Class A	700	40,124
	Archstone-Smith Trust	1,600	96,336
	Boston Properties, Inc.	800	85,464
	Equity Office Properties Trust	2,600	110,500
	Equity Residential Properties Trust	2,150	117,411
	Kimco Realty Corp.	1,800	79,974
	Plum Creek Timber Co., Inc.	1,550	55,707
	Prologis	1,900	120,213
	Public Storage, Inc.	1,000	89,710
	Simon Property Group, Inc.	1,800	174,780
	Vornado Realty Trust	900	107,325

	TOTAL REAL ESTATE		$1,077,544

	REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
[7]	Realogy Corp.	1,712	44,135

	ROAD & RAIL - 0.7%
	Burlington Northern Santa Fe Corp.	3,000	232,590
	CSX Corp.	3,900	139,113
	Norfolk Southern Corp.	3,500	183,995
	Union Pacific Corp.	2,200	199,386

	TOTAL ROAD & RAIL		$755,084

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.6%
[7]	Advanced Micro Devices, Inc.	4,500	95,715
[7]	Altera Corp.	2,600	47,944
	Analog Devices, Inc.	2,700	85,914
	Applied Materials, Inc.	12,200	212,158
[7]	Broadcom Corp.	4,100	124,107
[7]	Freescale Semiconductor, Inc., Class B	3,500	137,655
	Intel Corp.	49,800	1,062,732
	KLA-Tencor Corp.	1,500	73,755
[7]	LSI Logic Corp.	2,960	29,748
	Linear Technology Corp.	2,800	87,136
	Maxim Integrated Products, Inc.	2,500	75,025
[7]	Micron Technology, Inc.	6,400	92,480
[7]	NVIDIA Corp.	3,100	108,097
	National Semiconductor Corp.	2,670	64,854
[7]	Novellus Systems, Inc.	1,000	27,650
[7]	PMC-Sierra, Inc.	1,300	$8,619
[7]	Teradyne, Inc.	1,500	21,030
	Texas Instruments, Inc.	13,430	405,317
	Xilinx, Inc.	2,700	68,877

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,828,813

	SOFTWARE - 3.4%
[7]	Adobe Systems, Inc.	5,200	198,900
[7]	Autodesk, Inc.	2,300	84,525
[7]	BMC Software, Inc.	1,650	50,011
	CA, Inc.	3,558	88,096
[7]	Citrix Systems, Inc.	1,400	41,342
[7]	Compuware Corp.	2,900	23,316
[7]	Electronic Arts, Inc.	2,600	137,514
[7]	Intuit, Inc.	2,650	93,545
	Microsoft Corp.	74,100	2,127,411
[7]	Novell, Inc.	2,925	17,550
[7]	Oracle Corp.	34,900	644,603
[7]	Parametric Technology Corp.	828	16,179
[7]	Symantec Corp.	8,800	174,592

	TOTAL SOFTWARE		$3,697,584

	SPECIALTY RETAIL - 2.0%
[7]	AutoNation, Inc.	993	19,910
[7]	AutoZone, Inc.	440	49,280
[7]	Bed Bath & Beyond, Inc.	2,300	92,667
	Best Buy Co., Inc.	3,625	200,281
	Circuit City Stores, Inc.	1,250	33,725
	Gap (The), Inc.	4,100	86,182
	Home Depot, Inc.	18,592	694,039
	Limited Brands, Inc.	2,900	85,463
	Lowe’s Cos., Inc.	13,600	409,904
[7]	Office Depot, Inc.	2,100	88,179
	OfficeMax, Inc.	675	32,117
	RadioShack Corp.	1,000	17,840
	Sherwin-Williams Co.	910	53,899
	Staples, Inc.	6,680	172,277
	TJX Cos., Inc.	3,540	102,483
	Tiffany & Co.	1,100	39,292

	TOTAL SPECIALTY RETAIL		$2,177,538

	TEXTILES, APPAREL & LUXURY GOODS - 0.3%
[7]	Coach, Inc.	2,900	$114,956
	Jones Apparel Group, Inc.	850	28,390
	Liz Claiborne, Inc.	840	35,423
	Nike, Inc., Class B	1,450	133,226
	V.F. Corp.	675	51,307

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$363,302

	THRIFTS & MORTGAGE FINANCE - 1.4%
	Countrywide Financial Corp.	5,000	190,600
	Federal Home Loan Mortgage Corp.	5,900	407,041
	Federal National Mortgage Association	8,200	485,932
	MGIC Investment Corp.	800	47,008
	Sovereign Bancorp, Inc.	2,940	70,148
	Washington Mutual Bank, Inc.	8,200	346,860

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,547,589

	TOBACCO - 1.7%
	Altria Group, Inc.	18,200	1,480,206
	Loews Corp.	3,600	140,112
	Reynolds American, Inc.	1,600	101,056
	UST, Inc.	1,600	85,696

	TOTAL TOBACCO		$1,807,070

	TRADING COMPANIES & DISTRIBUTORS - 0.0%
	Grainger (W.W.), Inc.	605	44,032

	WIRELESS TELECOMMUNICATION SERVICES - 0.6%
	Alltel Corp.	3,200	170,592
	Sprint Nextel Corp.	25,464	475,922

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$646,514

TOTAL COMMON STOCKS (IDENTIFIED COST $82,008,522)			$107,298,103

MUTUAL FUND - 0.0%
	SSgA Money Market Fund (AT NET ASSET VALUE)	34	$34
TOTAL INVESTMENTS - 100.0% (IDENTIFIED COST $82,008,556)			$107,298,137

OTHER ASSETS AND LIABILITIES - NET - (0.0)%			$(51,659)

TOTAL NET ASSETS - 100%			$107,246,478

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Stock Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Diversified Financial Services	9.2%
Oil, Gas & Consumable Fuels	9.0%
Pharmaceuticals	7.8%
Insurance	5.7%
Communications Equipment	4.8%
Industrial Conglomerates	4.6%
Capital Markets	4.5%
Software	4.1%
Beverages	3.4%
Health Care Providers & Services	3.2%
Computers & Peripherals	3.0%
Energy Equipment & Services	2.9%
Aerospace & Defense	2.8%
Specialty Retail	2.6%
Food & Staples Retailing	2.5%
Media	2.5%
Biotechnology	2.3%
Health Care Equipment & Supplies	2.2%
Household Products	2.0%
Machinery	2.0%
Tobacco	2.0%
Semiconductor Equipment & Products	1.9%
Electrical Equipment	1.6%
Air Freight & Logistics	1.4%
Consumer Finance	1.3%
Health Care Technology	1.3%
Diversified Consumer Services	1.2%
Internet Software & Services	1.2%
Personal Products	1.2%
Construction & Engineering	1.1%
Commercial Banks	1.0%
Hotels, Restaurants & Leisure	1.0%
Metals & Mining	0.8%
Road & Rail	0.8%
Diversified Telecommunication Services	0.7%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities -- Net[3]	0.3%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investment in money market mutual funds and any investment in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 99.6%
	AEROSPACE & DEFENSE - 2.8%
	Lockheed Martin Corp.	54,500	$4,737,685
	Precision Castparts Corp.	45,400	3,089,924

	TOTAL AEROSPACE & DEFENSE		$7,827,609

	AIR FREIGHT & LOGISTICS - 1.4%
	United Parcel Service, Inc.	50,495	3,804,798

	BEVERAGES - 3.4%
	Coca-Cola Co.	118,800	5,550,336
	PepsiCo, Inc.	59,619	3,782,229

	TOTAL BEVERAGES		$9,332,565

	BIOTECHNOLOGY - 2.3%
[7]	Amgen, Inc.	51,468	3,906,936
[7]	Gilead Sciences, Inc.	32,500	2,239,250

	TOTAL BIOTECHNOLOGY		$6,146,186

	CAPITAL MARKETS - 4.5%
	Legg Mason, Inc.	29,500	2,655,590
	Lehman Brothers Holdings, Inc.	64,900	5,051,816
	Morgan Stanley	62,100	4,746,303

	TOTAL CAPITAL MARKETS		$12,453,709

	COMMERCIAL BANKS - 1.0%
	Wachovia Corp.	51,000	2,830,500

	COMMUNICATIONS EQUIPMENT - 4.8%
[7]	Cisco Systems, Inc.	210,000	5,067,300
[7]	Corning, Inc.	103,000	2,104,290
	Harris Corp.	57,000	2,428,200
	Qualcomm, Inc.	95,287	3,467,494

	TOTAL COMMUNICATIONS EQUIPMENT		$13,067,284

	COMPUTERS & PERIPHERALS - 3.0%
[7]	EMC Corp. Mass	106,900	1,309,525
	Hewlett-Packard Co.	73,500	2,847,390
	IBM Corp.	44,000	4,062,520

	TOTAL COMPUTERS & PERIPHERALS		$8,219,435

	CONSTRUCTION & ENGINEERING - 1.1%
	Chicago Bridge & Iron Co., N.V.	55,500	1,363,080
[7]	Foster Wheeler Ltd.	38,700	1,739,565

	TOTAL CONSTRUCTION & ENGINEERING		$3,102,645

	CONSUMER FINANCE - 1.3%
	Capital One Financial Corp.	42,890	3,402,464

	DIVERSIFIED CONSUMER SERVICES - 1.2%
[7]	Laureate Education, Inc.	62,000	3,268,640

	DIVERSIFIED FINANCIAL SERVICES - 9.2%
	Bank of America Corp.	170,000	$9,157,900
	CIT Group, Inc.	83,000	4,320,150
	Citigroup, Inc.	174,895	8,772,733
	J.P. Morgan Chase & Co.	60,500	2,870,120

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$25,120,903

	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
	AT&T, Inc.	53,000	1,815,250

	ELECTRICAL EQUIPMENT - 1.6%
	Rockwell Automation, Inc.	69,000	4,278,000

	ENERGY EQUIPMENT & SERVICES - 2.9%
	ENSCO International, Inc.	71,300	3,491,561
[7]	Nabors Industries Ltd.	74,916	2,313,406
	Schlumberger Ltd.	35,000	2,207,800

	TOTAL ENERGY EQUIPMENT & SERVICES		$8,012,767

	FOOD & STAPLES RETAILING - 2.5%
	Sysco Corp.	90,000	3,148,200
	Wal-Mart Stores, Inc.	73,321	3,613,259

	TOTAL FOOD & STAPLES RETAILING		$6,761,459

	HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
[7]	Cytyc Corp.	75,500	1,994,710
	Mentor Corp.	24,000	1,123,200
[7]	Zimmer Holdings, Inc.	39,000	2,808,390

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,926,300

	HEALTH CARE PROVIDERS & SERVICES - 3.2%
	Caremark Rx, Inc.	77,300	3,805,479
[7]	Express Scripts, Inc., Class A	43,244	2,755,508
	UnitedHealth Group, Inc.	43,570	2,125,345

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$8,686,332

	HEALTH CARE TECHNOLOGY - 1.3%
[7]	Cerner Corp.	39,500	1,908,245
	IMS Health, Inc.	56,700	1,579,095

	TOTAL HEALTH CARE TECHNOLOGY		$3,487,340

	HOTELS, RESTAURANTS & LEISURE - 1.0%
	Carnival Corp.	54,143	2,643,261

	HOUSEHOLD PRODUCTS - 2.0%
	Procter & Gamble Co.	85,979	5,450,209

	INDUSTRIAL CONGLOMERATES - 4.6%
	3M Co.	32,000	$2,522,880
	General Electric Co.	287,500	10,094,125

	TOTAL INDUSTRIAL CONGLOMERATES		$12,617,005

	INSURANCE - 5.7%
	Allstate Corp.	51,107	3,135,925
	American International Group, Inc.	100,800	6,770,736
	Cincinnati Financial Corp.	59,000	2,693,350
	Lincoln National Corp.	47,500	3,007,225

	TOTAL INSURANCE		$15,607,236

	INTERNET SOFTWARE & SERVICES - 1.2%
[7]	Google Inc.	7,100	3,382,369

	MACHINERY - 2.0%
	Caterpillar, Inc.	38,400	2,331,264
	Harsco Corp.	37,500	3,061,125

	TOTAL MACHINERY		$5,392,389

	MEDIA - 2.5%
[7]	Comcast Corp., Class A	121,500	4,941,405
	News Corp., Inc.	87,000	1,813,950

	TOTAL MEDIA		$6,755,355

	METALS & MINING - 0.8%
	Cleveland Cliffs, Inc.	50,800	2,148,332

	OIL, GAS & CONSUMABLE FUELS - 9.0%
	Anadarko Petroleum Corp.	31,000	1,439,020
	Chevron Corp.	95,500	6,417,600
	ConocoPhillips	70,500	4,246,920
	EOG Resources, Inc.	25,100	1,669,903
	Exxon Mobil Corp.	148,900	10,634,438

	TOTAL OIL, GAS & CONSUMABLE FUELS		$24,407,881

	PERSONAL PRODUCTS - 1.2%
	Estee Lauder Cos., Inc., Class A	80,900	3,267,551

	PHARMACEUTICALS - 7.8%
	Eli Lilly & Co.	45,000	2,520,450
	Johnson & Johnson	106,100	7,151,140
	Novartis AG, ADR	55,105	3,346,527
	Pfizer, Inc.	169,000	4,503,850
	Wyeth	71,500	3,648,645

	TOTAL PHARMCEUTICALS		$21,170,612

	ROAD & RAIL - 0.8%
	Burlington Northern Santa Fe Corp.	26,800	$2,077,804

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.9%
[7]	Advanced Micro Devices, Inc.	86,500	1,839,855
	Intel Corp.	82,300	1,756,282
	Texas Instruments, Inc.	48,600	1,466,748

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODCUTS		$5,062,885

	SOFTWARE - 4.1%
[7]	Autodesk, Inc.	83,500	3,068,625
	CA, Inc.	388	9,607
[7]	Electronic Arts, Inc.	27,000	1,428,030
	Microsoft Corp.	227,501	6,531,554

	TOTAL SOFTWARE		$11,037,816

	SPECIALTY RETAIL - 2.6%
	Home Depot, Inc.	76,877	2,869,818
	Ross Stores, Inc.	55,000	1,618,650
	Staples, Inc.	102,876	2,653,172

	TOTAL SPECIALTY RETAIL		$7,141,640

	TOBACCO - 2.0%
	Altria Group, Inc.	65,800	5,351,514

TOTAL COMMON STOCKS (IDENTIFIED COST $208,144,143)			$271,058,045

MUTUAL FUNDS - 0.1%
[6]	MTB Prime Money Market Fund, Corporate Shares	146,253	146,253
	SSgA Money Market Fund	110	110

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$146,363

TOTAL INVESTMENTS - 99.7% (IDENTIFIED COST $208,290,506)			$271,204,408

OTHER ASSETS AND LIABILITIES - NET - 0.3%			$918,578

TOTAL NET ASSETS - 100%			$272,122,986

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Pharmaceuticals	10.1%
Oil, Gas & Consumable Fuels	8.6%
Communications Equipment	5.8%
Software	5.5%
Computers & Peripherals	4.6%
Household Products	4.2%
Specialty Retail	4.1%
Beverages	3.8%
Health Care Equipment & Supplies	3.5%
Insurance	3.4%
Biotechnology	3.3%
Health Care Providers & Services	3.1%
Industrial Conglomerates	3.1%
Food & Staples Retailing	3.0%
Energy Equipment & Services	2.7%
Multiline Retail	2.5%
Semiconductor Equipment & Products	2.3%
Diversified Financial Services	2.2%
Tobacco	2.2%
Capital Markets	2.1%
Internet Software & Services	2.0%
Consumer Finance	1.7%
Media	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Machinery	1.2%
Hotels, Restaurants & Leisure	1.1%
Construction & Engineering	0.9%
Electrical Equipment	0.9%
Air Freight & Logistics	0.7%
Health Care Technology	0.7%
Thrifts & Mortgage Finance	0.7%
Aerospace & Defense	0.5%
Commercial Banks	0.5%
Electronic Equipment & Instruments	0.5%
Metals & Mining	0.5%
Personal Products	0.5%
Internet & Catalog Retail	0.3%
Cash Equivalents[2]	6.5%
Other Assets and Liabilities -- Net[3]	(2.2)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investment in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 95.7%
	AEROSPACE & DEFENSE - 0.5%
	United Technologies Corp.	3,700	$243,164

	AIR FREIGHT & LOGISTICS - 0.7%
	United Parcel Service, Inc.	4,900	369,215

	BEVERAGES - 3.8%
	Coca-Cola Co.	17,200	803,584
	PepsiCo, Inc.	17,600	1,116,544

	TOTAL BEVERAGES		$1,920,128

	BIOTECHNOLOGY - 3.3%
[7]	Amgen, Inc.	15,000	1,138,650
[7]	Genentech, Inc.	3,000	249,900
[7]	Gilead Sciences, Inc.	4,200	289,380

	TOTAL BIOTECHNOLOGY		$1,677,930

	CAPITAL MARKETS - 2.1%
	Lehman Brothers Holdings, Inc.	5,500	428,120
	Morgan Stanley	8,500	649,655

	TOTAL CAPITAL MARKETS		$1,077,775

	COMMERCIAL BANKS - 0.5%
	Zions Bancorp	2,900	233,160

	COMMUNICATIONS EQUIPMENT - 5.8%
[7]	Cisco Systems, Inc.	47,200	1,138,936
[7]	Corning, Inc.	30,000	612,900
	Motorola, Inc.	16,000	368,960
	Qualcomm, Inc.	22,000	800,580

	TOTAL COMMUNICATIONS EQUIPMENT		$2,921,376

	COMPUTERS & PERIPHERALS - 4.6%
[7]	Apple Computer, Inc.	1,700	137,836
[7]	EMC Corp. Mass	43,500	532,875
	Hewlett-Packard Co.	7,200	278,928
	IBM Corp.	10,700	987,931
[7]	Seagate Technology Holdings	17,100	386,118

	TOTAL COMPUTERS & PERIPHERALS		$2,323,688

	CONSTRUCTION & ENGINEERING - 0.9%
	Chicago Bridge & Iron Co., N.V.	9,100	223,496
[7]	Foster Wheeler Ltd.	5,500	247,225

	TOTAL CONSTRUCTION & ENGINEERING		$470,721

	CONSUMER FINANCE - 1.7%
	American Express Co.	8,500	491,385
	Capital One Financial Corp.	4,300	341,119

	TOTAL CONSUMER FINANCE		$832,504

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
	Bank of America Corp.	13,000	$700,310
	CIT Group, Inc.	7,500	390,375

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,090,685

	ELECTRICAL EQUIPMENT - 0.9%
	Rockwell Automation, Inc.	7,200	446,400

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
	Jabil Circuit, Inc.	9,400	269,874

	ENERGY EQUIPMENT & SERVICES - 2.7%
	ENSCO International, Inc.	8,000	391,760
	Schlumberger Ltd.	7,500	473,100
[7]	Weatherford International Ltd.	12,500	513,500

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,378,360

	FOOD & STAPLES RETAILING - 3.0%
	Sysco Corp.	15,000	524,700
	Wal-Mart Stores, Inc.	20,000	985,600

	TOTAL FOOD & STAPLES RETAILING		$1,510,300

	HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
[7]	Cytyc Corp.	18,600	491,412
[7]	Intuitive Surgical, Inc.	2,200	218,196
	Medtronic, Inc.	4,700	228,796
	Mentor Corp.	9,800	458,640
[7]	Zimmer Holdings, Inc.	5,000	360,050

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,757,094

	HEALTH CARE PROVIDERS & SERVICES - 3.1%
	Caremark Rx, Inc.	10,400	511,992
[7]	Express Scripts, Inc., Class A	5,600	356,832
[7]	Health Net, Inc.	7,700	319,627
	UnitedHealth Group, Inc.	7,600	370,728

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,559,179

	HEALTH CARE TECHNOLOGY - 0.7%
[7]	Cerner Corp.	7,500	362,325

	HOTELS, RESTAURANTS & LEISURE - 1.1%
	Hilton Hotels Corp.	10,000	289,200
[7]	Starbucks Corp.	6,500	245,375

	TOTAL HOTELS, RESTAURANTS & LEISURE		$534,575

	HOUSEHOLD PRODUCTS - 4.2%
	Colgate-Palmolive Co.	3,600	$230,292
	Procter & Gamble Co.	29,700	1,882,683

	TOTAL HOUSEHOLD PRODUCTS		$2,112,975

	INDUSTRIAL CONGLOMERATES - 3.1%
	3M Co.	2,900	228,636
	General Electric Co.	38,200	1,341,202

	TOTAL INDUSTRIAL CONGLOMERATES		$1,569,838

	INSURANCE - 3.4%
	American International Group, Inc.	12,500	839,625
	Lincoln National Corp.	5,600	354,536
	Radian Group, Inc.	5,000	266,500
	The St. Paul Travelers Cos., Inc.	5,000	255,650

	TOTAL INSURANCE		$1,716,311

	INTERNET & CATALOG RETAIL - 0.3%
[7]	eBay, Inc.	4,800	154,224

	INTERNET SOFTWARE & SERVICES - 2.0%
[7]	Google Inc.	1,800	857,502
[7]	Yahoo, Inc.	5,600	147,504

	TOTAL INTERNET SOFTWARE & SERVICES		$1,005,006

	MACHINERY - 1.2%
	Caterpillar, Inc.	4,500	273,195
	Joy Global, Inc.	8,600	336,346

	TOTAL MACHINERY		$609,541

	MEDIA - 1.5%
	News Corp., Inc.	18,000	375,300
	Time Warner, Inc.	19,000	380,190

	TOTAL MEDIA		$755,490

	METALS & MINING - 0.5%
[7]	Companhia Vale Do Rio Doce, ADR	10,000	254,400

	MULTILINE RETAIL - 2.5%
[7]	Kohl’s Corp.	2,900	204,740
[7]	Sears Holdings Corp.	1,900	331,493
	Target Corp.	12,500	739,750

	TOTAL MULTILINE RETAIL		$1,275,983

	OIL, GAS & CONSUMABLE FUELS - 8.6%
	Chevron Corp.	8,300	557,760
	ConocoPhillips	6,700	403,608
	Devon Energy Corp.	3,900	260,676
	EOG Resources, Inc.	3,800	252,814
	Exxon Mobil Corp.	32,300	2,306,866
	Peabody Energy Corp.	6,800	$285,396
	XTO Energy, Inc.	5,500	256,630

	TOTAL OIL, GAS & CONSUMABLE FUELS		$4,323,750

	PERSONAL PRODUCTS - 0.5%
	Estee Lauder Cos., Inc., Class A	6,800	274,652

	PHARMACEUTICALS - 10.1%
	Abbott Laboratories	7,500	356,325
	Eli Lilly & Co.	13,700	767,337
	Johnson & Johnson	26,300	1,772,620
	Novartis AG, ADR	6,400	388,672
	Pfizer, Inc.	49,300	1,313,845
	Wyeth	9,300	474,579

	TOTAL PHARMACEUTICALS		$5,073,378

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.3%
[7]	Advanced Micro Devices, Inc.	17,000	361,590
	Intel Corp.	21,700	463,078
	Texas Instruments, Inc.	10,700	322,926

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,147,594

	SOFTWARE - 5.5%
[7]	Autodesk, Inc.	6,200	227,850
[7]	Electronic Arts, Inc.	7,800	412,542
	Microsoft Corp.	62,700	1,800,117
	SAP AG, ADR	7,100	352,444

	TOTAL SOFTWARE		$2,792,953

	SPECIALTY RETAIL - 4.1%
[7]	Bed Bath & Beyond, Inc.	5,000	201,450
	Best Buy Co., Inc.	5,100	281,775
	Home Depot, Inc.	22,500	839,925
	Lowe’s Cos., Inc.	16,000	482,240
	Staples, Inc.	9,400	242,426

	TOTAL SPECIALTY RETAIL		$2,047,816

	TEXTILES, APPAREL & LUXURY GOODS - 1.4%
[7]	Coach, Inc.	7,200	285,408
	Nike, Inc., Class B	4,400	404,272

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$689,680

	THRIFTS & MORTGAGE FINANCE - 0.7%
	Federal Home Loan Mortgage Corp.	5,400	372,546

	TOBACCO - 2.2%
	Altria Group, Inc.	13,500	$1,097,955

TOTAL COMMON STOCKS (IDENTIFIED COST $42,760,379)			$48,252,545

MUTUAL FUNDS - 6.5%
[6]	MTB Prime Money Market Fund, Corporate Shares	3,261,830	$3,261,830
	SSgA Money Market Fund	1	1

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$3,261,831

TOTAL INVESTMENTS - 102.2% (IDENTIFIED COST $46,022,210)			$51,514,376

OTHER ASSETS AND LIABILITIES - NET - (2.2)%			$(1,123,002)

TOTAL NET ASSETS - 100%			$50,391,374

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Pharmaceuticals	7.9%
Specialty Retail	6.0%
Software	5.0%
Communications Equipment	4.8%
Health Care Providers & Services	4.5%
Health Care Equipment & Supplies	4.4%
Computers & Peripherals	4.1%
Insurance	3.8%
Oil & Gas	3.8%
Oil, Gas & Consumable Fuels	3.7%
Biotechnology	3.4%
Energy Equipment & Services	3.3%
Semiconductor Equipment & Products	3.2%
Household Products	2.8%
Beverages	2.6%
Capital Markets	2.6%
Machinery	2.3%
Food & Staples Retailing	2.1%
Industrial Conglomerates	2.1%
Commercial Banks	1.9%
Multiline Retail	1.7%
Metals & Mining	1.6%
Diversified Financial Services	1.5%
Internet Software & Services	1.5%
Tobacco	1.5%
Air Freight & Logistics	1.4%
Construction & Engineering	1.4%
Commercial Services & Supplies	1.3%
Consumer Finance	1.3%
Electrical Equipment	1.2%
Hotels, Restaurants & Leisure	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Media	1.1%
Aerospace & Defense	0.9%
Electronic Equipment & Instruments	0.7%
Thrifts & Mortgage Finance	0.6%
Personal Products	0.5%
Trading Companies & Distributors	0.5%
Household Durables	0.4%
Internet & Catalog Retail	0.3%
Gas Utilities	0.2%
Airlines	0.1%
Auto Components	0.1%
Automobiles	0.1%
Construction Materials	0.1%
Containers & Packaging	0.1%
Diversified Consumer Services	0.1%
Diversified Telecommunication Services	0.1%
Life Science Tools & Services	0.1%
Paper & Forest Products	0.1%
Road & Rail	0.1%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities -- Net[3]	(0.5)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 98.5%
	AEROSPACE & DEFENSE - 0.9%
	Precision Castparts Corp.	2,800	$190,568
[7]	Teledyne Technologies, Inc.	1,000	41,720
	United Technologies Corp.	2,300	151,156

	TOTAL AEROSPACE & DEFENSE		$383,444

	AIR FREIGHT & LOGISTICS - 1.4%
	C.H. Robinson Worldwide, Inc.	2,700	112,698
	Expeditors International WA, Inc.	4,600	218,086
[7]	Hub Group, Inc.	1,100	29,876
	Pacer International, Inc.	1,200	36,828
	United Parcel Service, Inc., Class B	3,000	226,050

	TOTAL AIR FREIGHT & LOGISTICS		$623,538

	AIRLINES - 0.1%
[7]	Republic Airways Holdings, Inc.	2,200	39,314

	AUTO COMPONENTS - 0.1%
[7]	Goodyear Tire & Rubber Co.	2,200	33,726

	AUTOMOBILES - 0.1%
	Thor Industries, Inc.	1,000	43,820

	BEVERAGES - 2.6%
	Coca-Cola Co.	10,200	476,544
[7]	Cott Corp.	95	1,391
	MGP Ingredients, Inc.	1,400	31,430
	PepsiCo, Inc.	10,500	666,120

	TOTAL BEVERAGES		$1,175,485

	BIOTECHNOLOGY - 3.4%
[7]	Alkermes, Inc.	1,500	$25,200
[7]	Amgen, Inc.	9,200	698,372
[7]	Array BioPharma, Inc.	1,700	16,694
[7]	Calypte Biomedical Corp.	488,542	5,609
[7]	Cubist Pharmaceuticals, Inc.	550	12,249
[7]	Digene Corp.	200	9,286
[7]	Genentech, Inc	1,800	149,940
[7]	Gilead Sciences, Inc.	2,500	172,250
[7]	Halozyme Therapeutics, Inc.	14,000	39,620
[7]	Harvard Bioscience, Inc.	9,700	49,567
[7]	Human Genome Sciences, Inc.	900	12,015
[7]	Mannkind Corp.	1,600	32,400
[7]	Martek Biosciences Corp.	3,300	78,276
[7]	Medarex, Inc.	1,900	24,548
[7]	PDL BioPharma, Inc.	6,800	143,684
[7]	Progenics Pharmaceuticals, Inc.	1,500	39,180

	TOTAL BIOTECHNOLOGY		$1,508,890

	CAPITAL MARKETS - 2.6%
[7]	Affiliated Managers Group, Inc.	1,300	130,182
	Allied Capital Corp.	800	25,224
[7]	Investment Technology Group, Inc.	2,300	107,410
	Legg Mason, Inc.	1,200	108,024
	Lehman Brothers Holdings, Inc.	3,300	256,872
	Morgan Stanley	5,100	389,793
	Oppenheimer Holdings, Inc.	1,200	$43,176
	OptionsXpress Holdings, Inc.	900	27,972
[7]	Penson Worldwide, Inc.	2,000	48,640
[7]	Piper Jaffray Cos., Inc.	500	34,575

	TOTAL CAPITAL MARKETS		$1,171,868

	COMMERCIAL BANKS - 1.9%
	Bank of America Corp.	7,700	414,799
	City National Corp.	400	26,624
	Colonial BancGroup, Inc.	5,700	135,888
	Zions Bancorp	3,060	246,024

	TOTAL COMMERCIAL BANKS		$823,335

	COMMERCIAL SERVICES & SUPPLIES - 1.3%
	ABM Industries, Inc.	1,900	37,734
[7]	CECO Environmental Corp.	3,600	36,900
[7]	CRA International, Inc.	900	45,747
[7]	Clean Harbors, Inc.	1,100	47,069
[7]	Corrections Corp. of America	1,200	54,828
	Healthcare Services Group, Inc.	1,500	40,770
[7]	Layne Christensen Co.	1,100	32,417
[7]	Laureate Education, Inc.	3,250	171,340
[7]	Standard Packaging Corp.	700	24,339
[7]	Waste Connections, Inc.	2,500	101,725

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$592,869

	COMMUNICATIONS EQUIPMENT - 4.8%
[7]	Blue Coat Systems, Inc.	1,400	31,220
[7]	Ciena Corp.	1,128	26,519
[7]	Cisco Systems, Inc.	28,000	675,640
[7]	Corning, Inc.	18,000	367,740
[7]	CommScope, Inc.	1,500	47,865
[7]	Comtech Telecommunications Corp.	1,000	35,650
[7]	F5 Networks, Inc.	1,700	112,523
	Harris Corp.	3,600	153,360
	Motorola, Inc.	9,700	223,682
	Qualcomm, Inc.	13,000	473,070

	TOTAL COMMUNICATIONS EQUIPMENT		$2,147,269

	COMPUTERS & PERIPHERALS - 4.1%
[7]	Apple Computer, Inc.	1,100	89,188
[7]	EMC Corp. Mass	25,500	312,375
[7]	Electronics for Imaging, Inc.	7,000	165,480
	Hewlett Packard Co.	4,400	170,456
	IBM Corp.	6,300	581,679
[7]	Logitech International SA	1,600	42,320
[7]	On Track Innovations Ltd.	900	6,570
	Seagate Technology Holdings	17,900	404,182
[7]	Xyratex Ltd.	2,400	50,064

	TOTAL COMPUTERS & PERIPHERALS		$1,822,314

	CONSTRUCTION & ENGINEERING - 1.4%
	Chicago Bridge & Iron Co. NV	7,900	$194,024
[7]	Foster Wheeler Ltd.	5,700	256,215
[7]	McDermott International, Inc.	2,400	107,280
[7]	Quanta Services, Inc.	2,600	47,580
[7]	URS Corp.	600	24,246

	TOTAL CONSTRUCTION & ENGINEERING		$629,345

	CONSTRUCTION MATERIALS - 0.1%
[7]	Headwaters, Inc.	1,500	37,125

	CONSUMER FINANCE - 1.3%
	American Express Co.	5,000	289,050
	Capital One Financial Corp.	3,600	285,588

	TOTAL CONSUMER FINANCE		$574,638

	CONTAINERS & PACKAGING - 0.1%
	Aptargroup, Inc.	700	38,437

	DIVERSIFIED CONSUMER SERVICES - 0.1%
[7]	Steiner Leisure Ltd.	1,100	50,204

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
	CIT Group, Inc.	7,700	400,785
	CapitalSource, Inc.	5,744	159,339
[7]	InterContinentalExchange, Inc.	400	33,768
	International Securities Exchange, Inc., Class A	1,700	87,295

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$681,187

	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
[7]	Broadwing Corp.	3,000	44,940

	ELECTRICAL EQUIPMENT - 1.2%
[7]	General Cable Corp.	900	33,840
	Rockwell Automation, Inc.	7,100	440,200
[7]	Suntech Power Holdings Co., Ltd.	1,300	33,800
[7]	Thomas & Betts Corp.	700	36,071

	TOTAL ELECTRICAL EQUIPMENT		$543,911

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
[7]	Benchmark Electronics, Inc.	1,300	34,515
	Jabil Circuit, Inc.	5,700	163,647
[7]	Mettler Toledo International, Inc.	800	54,920
[7]	Orbotech Ltd.	1,600	38,640
[7]	RadiSys Corp.	1,000	18,330

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$310,052

	ENERGY EQUIPMENT & SERVICES - 3.3%
[7]	Dynegy, Inc., Class A	5,400	32,832
	ENSCO International, Inc.	7,800	381,966
[7]	Grant Prideco, Inc.	4,100	$154,857
[7]	Nabors Industries Ltd.	3,100	95,728
	New Jersey Resources Corp.	900	46,674
	Schlumberger Ltd.	4,500	283,860
[7]	Universal Compression Holdings, Inc.	400	24,104
[7]	Weatherford International Ltd.	10,900	447,772

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,467,793

	FOOD & STAPLES RETAILING - 2.1%
	Sysco Corp.	9,000	314,820
	Topps Co.	2,300	20,079
	Wal-Mart Stores, Inc.	11,700	576,576

	TOTAL FOOD & STAPLES RETAILING		$911,475

	FOOD PRODUCTS - 0.0%
	Imperial Sugar Co.	200	5,306

	GAS UTILITIES - 0.2%
	Questar, Inc.	1,000	81,480

	HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
[7]	AngioDynamics, Inc.	1,100	23,815
[7]	Cytyc Corp.	21,000	554,820
	Dentsply International, Inc.	4,200	131,376
[7]	Hologic, Inc.	1,000	48,150
[7]	Intuitive Surgical, Inc.	3,300	327,294
	Medtronic, Inc.	3,000	146,040
	Mentor Corp.	7,400	346,320
	STERIS Corp.	1,500	36,555
[7]	Varian Medical Systems, Inc.	1,963	107,690
[7]	Zimmer Holdings, Inc.	3,200	230,432

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,952,492

	HEALTH CARE PROVIDERS & SERVICES - 4.5%
	Caremark Rx, Inc.	6,400	315,072
[7]	Cerner Corp.	8,000	386,480
[7]	Express Scripts, Inc.	5,400	344,088
[7]	Five Star Quality Care Co.	2,700	27,837
[7]	Health Net, Inc.	6,800	282,268
	IMS Health, Inc.	3,100	86,335
[7]	Pediatrix Medical Group	2,900	130,297
[7]	Psychiatric Solutions, Inc.	4,700	156,040
[7]	Sierra Health Services, Inc.	600	20,544
	UnitedHealth Group, Inc.	4,700	229,266

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,978,227

	HOTELS, RESTAURANTS & LEISURE - 1.2%
	Brinker International, Inc.	1,400	65,002
	Hilton Hotels Corp.	6,100	176,412
[7]	Interstate Hotels & Resorts, Inc.	1,700	$15,249
[7]	Monarch Casino & Resort, Inc.	1,700	37,706
[7]	Shuffle Master, Inc.	2,900	81,142
[7]	Starbucks Corp.	3,800	143,450

	TOTAL HOTELS, RESTAURANTS & LEISURE		$518,961

	HOUSEHOLD DURABLES - 0.4%
	Harman International Industries, Inc.	1,200	122,820
[7]	Toll Brothers, Inc.	1,850	53,484

	TOTAL HOUSEHOLD DURABLES		$176,304

	HOUSEHOLD PRODUCTS - 2.8%
	Colgate-Palmolive Co.	2,200	140,734
	Procter & Gamble Co.	17,500	1,109,325

	TOTAL HOUSEHOLD PRODUCTS		$1,250,059

	IT SERVICES - 1.2%
	Acxiom Corp.	1,400	34,650
[7]	Checkfree Corp.	2,800	110,544
[7]	Cognizant Technology Solutions Corp., Class A	3,100	233,368
	MoneyGram International, Inc.	1,000	34,210
[7]	MPS Group, Inc.	2,500	38,125
[7]	Sykes Enterprises, Inc.	2,300	46,667
[7]	VeriFone Holdings, Inc.	1,200	35,052

	TOTAL IT SERVICES		$532,616

	INDUSTRIAL CONGLOMERATES - 2.1%
	3M Co.	2,000	157,680
	General Electric Co.	22,500	789,975

	TOTAL INDUSTRIAL CONGLOMERATES		$947,655

	INSURANCE - 3.8%
	American International Group, Inc.	7,500	503,775
	Fidelity National Financial, Inc.	2,600	57,980
	Fidelity National Title Group, Inc.	2,724	59,957
	HCC Insurance Holdings, Inc.	6,000	201,960
	Lincoln National Corp.	5,200	329,212
[7]	Navigators Group, Inc.	800	37,656
	NYMAGIC, Inc.	1,000	32,050
	ProCentury Corp.	600	8,910
	Radian Group, Inc.	3,200	170,560
	State Auto Financial Corp.	4,700	151,011
	The St. Paul Travelers Cos., Inc.	3,000	153,390

	TOTAL INSURANCE		$1,706,461

	INTERNET & CATALOG RETAIL - 0.3%
[7]	eBay, Inc.	2,900	93,177
[7]	PetMed Express, Inc.	2,800	35,000

	TOTAL INTERNET & CATALOG RETAIL		$128,177

	INTERNET SOFTWARE & SERVICES - 1.5%
[7]	Ariba, Inc.	4,100	$30,955
[7]	Google, Inc., Class A	1,100	524,029
[7]	Yahoo, Inc.	3,500	92,190

	TOTAL INTERNET SOFTWARE & SERVICES		$647,174

	LIFE SCIENCE TOOLS & SERVICES - 0.1%
[7]	Invitrogen Corp.	800	46,408

	MACHINERY - 2.3%
	Caterpillar, Inc.	2,700	163,917
	Graco, Inc.	4,100	167,116
	Harsco Corp.	2,550	208,157
	Joy Global, Inc.	9,600	375,456
	Wabtec Corp.	4,000	125,560

	TOTAL MACHINERY		$1,040,206

	MEDIA - 1.1%
	News Corp., Class A	11,000	229,350
[7]	RCN Corp.	900	25,992
	Time Warner, Inc.	11,000	220,110

	TOTAL MEDIA		$475,452

	METALS & MINING - 1.6%
	Cleveland Cliffs, Inc.	3,500	148,015
	Companhia Vale do Rio Doce	5,900	150,096
	Fording Canadian Coal Trust	3,200	81,344
[7]	Oregon Steel Mills, Inc.	500	27,200
	Peabody Energy Corp.	7,000	293,790

	TOTAL METALS & MINING		$700,445

	MULTILINE RETAIL - 1.7%
[7]	Kohl’s Corp.	1,800	127,080
[7]	Sears Holdings Corp.	1,100	191,917
	Target Corp.	7,500	443,850

	TOTAL MULTILINE RETAIL		$762,847

	MULTI-UTILITIES - 0.0%
[7]	Aquila, Inc.	2,700	12,393

	OIL & GAS - 3.8%
	ExxonMobil Corp.	19,200	1,371,264
	XTO Energy, Inc.	6,500	303,290

	TOTAL OIL & GAS		$1,674,554

	OIL, GAS & CONSUMABLE FUELS - 3.7%
	Alliance Holdings GP LP	1,200	23,556
	Chevron Corp.	5,000	336,000
	ConocoPhillips	4,100	246,984
	CONSOL Energy, Inc.	1,896	67,099
[7]	Denbury Resources, Inc.	4,100	117,834
	Devon Energy Corp.	2,300	$153,732
	EOG Resources, Inc.	2,400	159,672
	Foundation Coal Holdings, Inc.	700	25,697
	Holly Corp.	400	19,024
[7]	Newfield Exploration Co.	4,300	175,397
	Noble Energy, Inc.	3,600	175,068
	Pioneer National Resources Co.	2,500	101,825
[7]	Ultra Petroleum Corp.	500	26,685
[7]	USEC, Inc.	3,400	37,944

	TOTAL OIL, GAS & CONSUMABLE FUELS		$1,666,517

	PAPER & FOREST PRODUCTS - 0.1%
	Bowater, Inc.	600	12,546
	Louisiana-Pacific Corp.	700	13,846

	TOTAL PAPER & FOREST PRODUCTS		$26,392

	PERSONAL PRODUCTS - 0.5%
	Church & Dwight Co., Inc.	900	36,513
	Estee Lauder Cos., Inc., Class A	4,100	165,599
[7]	HerbalLife Ltd.	1,100	40,260

	TOTAL PERSONAL PRODUCTS		$242,372

	PHARMACEUTICALS - 7.9%
	Abbott Laboratories	4,600	218,546
[7]	Cephalon, Inc.	1,700	119,306
	Johnson & Johnson	15,700	1,058,180
	Lilly (Eli) & Co.	8,300	464,883
	Medicis Pharmaceutical Corp., Class A	700	24,528
[7]	MGI Pharma, Inc.	600	11,418
	Novartis AG, ADR	3,800	230,774
	Perrigo Co.	5,100	91,239
	Pfizer, Inc.	29,500	786,175
[7]	Pozen, Inc.	3,600	59,868
[7]	Sepracor, Inc.	3,308	171,222
	Wyeth	5,600	285,768

	TOTAL PHARMACEUTICALS		$3,521,907

	ROAD & RAIL - 0.1%
	Arkansas Best Corp.	1,000	40,980

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.2%
[7]	ASE Test Ltd.	3,800	33,592
[7]	Advanced Micro Devices, Inc.	14,000	297,780
[7]	Asyst Technologies, Inc.	4,800	35,664
[7]	Atheros Communications, Inc.	5,600	121,688
[7]	ChipMOS Technologies (Bermuda) Ltd.	5,800	33,872
[7]	Diodes, Inc.	800	35,232
	Intel Corp.	13,000	277,420
[7]	MKS Instruments, Inc.	2,300	49,795
	Microchip Technology, Inc.	3,400	111,962
[7]	RF Micro Devices, Inc.	7,200	$52,560
[7]	Tessera Technologies, Inc.	700	24,437
	Texas Instruments, Inc.	6,400	193,152
[7]	Trident Microsystems, Inc.	5,900	124,726
[7]	Veeco Instruments, Inc.	1,400	26,166

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,418,046

	SOFTWARE - 5.0%
[7]	Activision, Inc.	7,100	109,482
[7]	Ansys, Inc.	3,200	147,200
[7]	Autodesk, Inc.	6,400	235,200
	CA, Inc.	905	22,408
[7]	Cadence Design Systems, Inc.	2,700	48,222
[7]	Captaris, Inc.	4,300	25,327
[7]	Electronic Arts, Inc.	4,500	238,005
	Microsoft Corp.	37,000	1,062,270
[7]	Opswares, Inc.	4,200	38,178
[7]	Red Hat, Inc.	3,700	60,606
	SAP AG	4,300	213,452
[7]	Take Two Interactive Software, Inc.	3,000	41,970

	TOTAL SOFTWARE		$2,242,320

	SPECIALTY RETAIL - 6.0%
	Abercrombie & Fitch Co., Class A	2,600	199,290
[7]	Aeropostale, Inc.	800	23,448
	American Eagle Outfitters, Inc.	3,900	178,620
[7]	Bed Bath & Beyond, Inc.	3,000	120,870
	Best Buy Co., Inc.	3,000	165,750
	Big 5 Sporting Goods Corp.	1,600	38,464
[7]	Cache, Inc.	1,600	34,320
[7]	Casual Male Retail Group, Inc.	1,600	23,696
[7]	Chicos Fas, Inc.	6,100	145,973
[7]	Children’s Place Retail Stores, Inc.	400	28,076
[7]	GameStop Corp., Class A	4,150	211,899
[7]	Gymboree Corp.	500	23,230
	Home Depot, Inc.	13,400	500,222
	Lowe’s Cos., Inc.	9,500	286,330
	Michaels Stores, Inc.	4,600	202,354
	Ross Stores, Inc.	5,400	158,922
	Staples, Inc.	5,600	144,424
[7]	Tween Brands, Inc.	900	37,638
	United Retail Group, Inc.	900	16,173
	Williams-Sonoma, Inc.	3,400	115,634

	TOTAL SPECIALTY RETAIL		$2,655,333

	TEXTILES, APPAREL & LUXURY GOODS - 1.2%
[7]	Coach, Inc.	4,300	$170,452
	KellWood Co.	1,300	39,780
	K-Swiss, Inc.	900	31,788
	Nike, Inc., Class B	2,500	229,700
	Phillips-Van Heusen Corp.	900	41,184
[7]	Skechers USA, Inc., Class A	1,100	32,879

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$545,783

	THRIFTS & MORTGAGE FINANCE - 0.6%
	Federal Home Loan Mortgage Corp.	3,300	227,667
	PFF Bancorp, Inc.	1,300	40,313

	TOTAL THRIFTS & MORTGAGE FINANCE		$267,980

	TOBACCO - 1.5%
	Altria Group, Inc.	8,000	650,640

	TRADING COMPANIES & DISTRIBUTORS - 0.5%
	Fastenal Co.	2,800	112,672
[7]	United Rentals, Inc.	5,200	123,188

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$235,860

TOTAL COMMON STOCKS (IDENTIFIED COST $38,878,147)			$43,806,326

6MUTUAL FUNDS - 2.0%
	MTB Money Market Fund, A2 Shares	944	944
	MTB Prime Money Market Fund, Corporate Shares	906,137	906,137

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$907,081

TOTAL INVESTMENTS - 100.5% (IDENTIFIED COST $39,785,228)			$44,713,407

OTHER ASSETS AND LIABILITIES - NET - (0.5)%			$(244,469)

TOTAL NET ASSETS - 100%			$44,468,938

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Stock Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Insurance	6.9%
Specialty Retail	5.7%
Electric Utilities	5.0%
Machinery	5.0%
Health Care Providers & Services	4.6%
Commercial Banks	4.1%
Oil & Gas	3.7%
IT Services	3.6%
Diversified Financial Services	3.4%
Household Durables	3.4%
Oil, Gas & Consumable Fuels	3.2%
Health Care Equipment & Supplies	3.0%
Capital Markets	2.8%
Chemicals	2.8%
Metals & Mining	2.5%
Real Estate	2.3%
Energy Equipment & Services	2.2%
Computers & Peripherals	2.1%
Air Freight & Logistics	2.0%
Semiconductor Equipment & Products	1.9%
Software	1.7%
Leisure Equipment & Products	1.6%
Auto Components	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Biotechnology	1.3%
Communications Equipment	1.3%
Commercial Services & Supplies	1.2%
Media	1.2%
Multiline Utilities	1.2%
Aerospace & Defense	1.1%
Electrical Equipment	1.1%
Construction & Engineering	1.0%
Pharmaceuticals	1.0%
Diversified Telecommunication Services	0.9%
Food Products	0.9%
Trading Companies & Distributors	0.9%
Road & Rail	0.8%
Beverages	0.7%
Building Products	0.7%
Consumer Finance	0.7%
Food & Staples Retailing	0.7%
Gas Utilities	0.7%
Hotels, Restaurants & Leisure	0.7%
Paper & Forest Products	0.7%
Electronic Equipment & Instruments	0.6%
Airlines	0.5%
Industrial Conglomerates	0.5%
Tobacco	0.5%
Utilities	0.4%
Multiline Retail	0.3%
Life Science Tools & Services	0.2%
Cash Equivalents[2]	1.2%
Other Assets and Liabilities -- Net[3]	0.6%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 98.2%
	AEROSPACE & DEFENSE - 1.1%
	Precision Castparts Corp.	15,100	$1,027,706
	Goodrich (B.F.) Co.	10,100	445,309

	TOTAL AEROSPACE & DEFENSE		$1,473,015

	AIR FREIGHT & LOGISTICS - 2.0%
	C.H. Robinson Worldwide, Inc.	16,400	684,536
	Expeditors International Washington, Inc.	23,900	1,133,099
	YRC Worldwide, Inc.	18,500	716,690

	TOTAL AIR FREIGHT & LOGISTICS		$2,534,325

	AIRLINES - 0.5%
[7]	Alaska Air Group, Inc.	9,300	373,395
[7]	ExpressJet Holdings, Inc.	35,700	283,458

	TOTAL AIRLINES		$656,853

	AUTO COMPONENTS - 1.5%
	Autoliv, Inc.	20,500	1,165,835
	Bandag, Inc.	9,200	403,788
[7]	Goodyear Tire and Rubber Co.	26,500	406,245

	TOTAL AUTO COMPONENTS		$1,975,868

	BEVERAGES - 0.7%
	PepsiAmericas, Inc.	45,700	934,565

	BIOTECHNOLOGY - 1.3%
[7]	Cephalon, Inc.	9,800	$687,764
[7]	Martek Biosciences Corp.	9,200	218,224
[7]	PDL Biopharma, Inc.	39,400	832,522

	TOTAL BIOTECHNOLOGY		$1,738,510

	BUILDING PRODUCTS - 0.7%
	Masco Corp.	31,200	862,680

	CAPITAL MARKETS - 2.8%
[7]	Affiliated Managers Group, Inc.	6,400	640,896
	Bear Stearns & Co., Inc.	7,300	1,104,855
	Edwards (AG), Inc.	16,500	941,325
	Investment Technology Group	6,700	312,890
	Legg Mason, Inc.	6,900	621,138

	TOTAL CAPITAL MARKETS		$3,621,104

	CHEMICALS - 2.8%
	Chemtura Corp.	75,300	646,074
	Eastman Chemical Co.	18,100	1,102,652
	PPG Industries, Inc.	15,600	1,067,040
	Spartech Corp.	16,800	460,320
	Valspar Corp.	10,400	278,616

	TOTAL CHEMICALS		$3,554,702

	COMMERCIAL BANKS - 4.1%
	Colonial BancGroup, Inc.	22,900	$545,936
	Comerica, Inc.	25,000	1,454,750
	Huntington Bancshares, Inc.	43,300	1,056,953
	KeyCorp	36,100	1,340,754
	Popular, Inc.	16,500	300,135
	Zions Bancorp	7,600	611,040

	TOTAL COMMERCIAL BANKS		$5,309,568

	COMMERCIAL SERVICES & SUPPLIES - 1.2%
[7]	Laureate Education, Inc.	16,900	890,968
[7]	Waste Connections, Inc.	14,800	602,212

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,493,180

	COMMUNICATIONS EQUIPMENT -1.3%
[7]	Andrew Corp.	36,300	336,138
[7]	F5 Networks, Inc.	8,000	529,520
	Harris Corp.	20,400	869,040

	TOTAL COMMUNICATIONS EQUIPMENT		$1,734,698

	COMPUTERS & PERIPHERALS - 2.1%
[7]	Electronics for Imaging, Inc.	37,300	881,772
[7]	Lexmark International Inc.	9,200	585,028
[7]	Seagate Technology	37,800	853,524
[7]	Western Digital Corp.	22,600	413,128

	TOTAL COMPUTERS & PERIPHERALS		$2,733,452

	CONSTRUCTION & ENGINEERING - 1.0%
	Chicago Bridge & Iron Co.	12,700	311,912
[7]	Foster Wheeler Ltd.	12,400	557,380
[7]	McDermott International Inc.	9,400	420,180

	TOTAL CONSTRUCTION & ENGINEERING		$1,289,472

	CONSUMER FINANCE - 0.7%
[7]	Americredit Corp.	13,400	342,638
	Capital One Financial Corp.	7,000	555,310

	TOTAL CONSUMER FINANCE		$897,948

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
	CIT Group, Inc.	40,400	2,102,820
	CapitalSource, Inc.	22,813	632,832
[7]	Intercontinental Exchange Inc.	2,700	227,934
	International Secs. Exchange	7,100	364,585
	Loews Corp.	9,900	385,308
	Principal Financial Group	12,600	711,774

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,425,253

	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
	CenturyTel, Inc.	27,800	$1,118,672

	ELECTRIC UTILITIES - 5.0%
	American Electric Power Co., Inc.	33,600	1,392,048
	Cleco Corp.	7,400	190,180
	Edison International	8,700	386,628
	PNM Resources, Inc.	34,200	963,072
	Pinnacle West Capital Corp.	21,800	1,042,258
	Puget Energy, Inc.	40,300	962,364
	Xcel Energy, Inc.	66,000	1,456,620

	TOTAL ELECTRIC UTILITIES		$6,393,170

	ELECTRICAL EQUIPMENT - 1.1%
	Rockwell Automation, Inc.	14,800	917,600
[7]	Vishay Inter-technology, Inc.	37,900	511,271

	TOTAL ELECTRONIC EQUIPMENT		$1,428,871

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
[7]	Ingram Micro, Inc., Class A	21,700	447,237
[7]	Sanmina SCI Corp.	101,700	401,715

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$848,952

	ENERGY EQUIPMENT & SERVICES - 2.2%
	Ensco International, Inc.	13,900	680,683
[7]	Grant Prideco, Inc.	21,800	823,386
[7]	Nabors Industries Ltd.	18,200	562,016
[7]	Weatherford International Ltd.	17,600	723,008

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,789,093

	FOOD & STAPLES RETAILING - 0.7%
	SUPERVALU, Inc.	28,642	956,643

	FOOD PRODUCTS - 0.9%
	Del Monte Foods Co.	66,600	718,614
	Tyson Foods, Inc., Class A	27,100	391,595

	TOTAL FOOD PRODUCTS		$1,110,209

	GAS UTILITIES - 0.7%
	Questar Corp.	5,100	415,548
	WGL Holdings, Inc.	14,900	483,505

	TOTAL GAS UTILITIES		$899,053

	HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
[7]	Cytyc Corp.	39,000	1,030,380
	Dentsply International Inc.	24,600	769,488
[7]	Intuitive Surgical Inc.	7,600	753,768
	Invacare Corp.	14,100	$307,803
	Mentor Corp.	8,900	416,520
[7]	Varian Medical Systems, Inc.	11,902	652,944

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,930,903

	HEALTH CARE PROVIDERS & SERVICES - 4.6%
	CIGNA Corp.	8,000	935,840
[7]	Cerner Corp.	19,800	956,538
[7]	Express Scripts, Inc., Class A	11,300	720,036
[7]	Health Net, Inc.	13,200	547,932
	IMS Health Inc.	17,700	492,945
[7]	Pediatrix Medical Group	16,700	750,331
[7]	Psychiatric Solutions, Inc.	21,700	720,440
	Universal Health Services, Inc., Class B	15,600	826,020

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,950,082

	HOTELS, RESTAURANTS & LEISURE - 0.6%
	Brinker International, Inc.	8,000	371,440
[7]	Shuffle Master, Inc.	16,000	447,680

	TOTAL HOTELS, RESTAURANTS & LEISURE		$819,120

	HOUSEHOLD DURABLES - 3.4%
	Beazer Homes USA Inc.	7,800	338,052
	Black & Decker Corp.	6,700	561,996
	Blyth Industries, Inc.	12,700	303,784
	Harman International Industries, Inc.	6,550	670,392
	Newell Rubbermaid Inc.	13,000	374,140
[7]	NVR, Inc.	900	505,350
	Stanley Works	20,700	986,355
[7]	Toll Brothers, Inc.	9,750	281,873
	Whirlpool Corp.	4,400	382,492

	TOTAL HOUSEHOLD DURABLES		$4,404,434

	IT SERVICES - 3.6%
[7]	Checkfree Corp.	15,300	604,044
[7]	Cognizant Technology Solutions	17,600	1,324,928
[7]	Computer Sciences Corp.	24,608	1,300,533
	Sabre Group Holdings, Inc.	46,600	1,184,572
[7]	Unisys Corp.	33,000	215,820

	TOTAL IT SERVICES		$4,629,897

	INDUSTRIAL CONGLOMERATES - 0.5%
	Tredegar Industries, Inc.	34,000	592,960

	INSURANCE - 6.9%
	Assurant Inc.	9,300	489,738
	Cincinnati Financial Corp.	24,465	1,116,827
	Fidelity National Financial Inc.	15,900	354,570
	Fidelity National Title Group, Inc.	15,035	330,927
	HCC Insurance Holdings, Inc.	19,200	$646,272
	Lincoln National Corp.	22,600	1,430,806
	MBIA Inc.	7,700	477,554
	Nationwide Financial Services, Inc., Class A	24,000	1,222,080
	Radian Group Inc.	7,100	378,430
	Safeco Corp.	21,000	1,221,990
	State Auto Financial Corp.	20,900	671,517
	Unitrin, Inc.	13,200	566,676

	TOTAL INSURANCE		$8,907,387

	LEISURE EQUIPMENT & PRODUCTS - 1.6%
	Brunswick Corp.	13,900	437,850
	Eastman Kodak Co.	20,700	505,080
	Hasbro, Inc.	45,500	1,179,360

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$2,122,290

	LIFE SCIENCE TOOLS & SERVICES - 0.2%
[7]	Invitrogen Corp.	4,600	266,846

	MACHINERY - 5.0%
[7]	AGCO Corp.	14,100	377,175
	Crane Co.	17,500	681,450
	Cummins, Inc.	6,700	850,766
[7]	EnPro Industries, Inc.	11,700	374,400
	Graco, Inc.	21,900	892,644
	Harsco Corp.	11,800	963,234
	Joy Global Inc.	20,350	795,888
	NACCO Industries, Inc., Class A	6,000	903,600
	Tecumseh Products Co., Class A	14,400	241,920
	Wabtec Corp.	11,500	360,985

	TOTAL MACHINERY		$6,442,062

	MEDIA - 1.2%
	Gannett Co., Inc.	7,500	443,550
	Tribune Co.	25,400	846,582
	Westwood One	38,800	306,908

	TOTAL MEDIA		$1,597,040

	METALS & MINING - 2.5%
	Cleveland Cliffs, Inc.	17,700	748,533
	Fording Canadian Coal Trust	17,400	442,308
	Freeport-McMoRan Copper & Gold, Inc.	8,900	538,272
	Nucor Corp.	9,200	537,372
	Phelps Dodge Corp.	5,300	532,014
	United States Steel Corp.	5,500	371,800

	TOTAL METALS & MINING		$3,170,299

	MULTILINE RETAIL - 0.3%
	Penney (J.C.) Co., Inc.	5,600	421,288

	MULTILINE UTILITIES - 1.2%
	Alliant energy Corp.	31,500	$1,208,025
	Teco Energy Inc.	23,700	390,813

	TOTAL MULTILINE UTILITIES		$1,598,838

	OIL & GAS - 3.7%
	Hess Corp.	25,800	1,093,920
	Marathon Oil Corp.	10,700	924,480
	Sunoco, Inc.	20,200	1,335,826
[7]	The Houston Exploration Co.	10,200	552,432
	XTO Energy, Inc.	18,366	856,958

	TOTAL OIL & GAS		$4,763,616

	OIL, GAS & CONSUMABLE FUELS - 3.2%
	CONSOL Energy, Inc.	9,550	337,974
[7]	Denbury Resources Inc.	17,400	500,076
[7]	Newfield Exploration Co.	21,400	872,906
	Noble Energy Inc.	21,200	1,030,956
	Peabody Energy Corp.	17,400	730,278
	Pioneer Natural Resources Co.	14,900	606,877

	TOTAL OIL, GAS & CONSUMABLE FUELS		$4,079,067

	PAPER & FOREST PRODUCTS - 0.7%
	MeadWestvaco Corp.	31,400	864,128

	PHARMACEUTICALS - 1.0%
	Perrigo Co.	21,400	382,846
[7]	Sepracor, Inc.	18,681	966,929

	TOTAL PHARMACEUTICALS		$1,349,775

	REAL ESTATE - 2.3%
	American Home Mortgage Investment Corp.	19,400	662,898
	Felcor Lodging Trust Inc.	35,300	732,828
	First Industrial Realty Trust Inc.	8,900	409,133
	Hospitality Property Trust	24,700	1,196,962

	TOTAL REAL ESTATE		$3,001,821

	ROAD & RAIL - 0.8%
	CSX Corp.	27,200	970,224

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.9%
[7]	Advanced Micro Devices Inc.	19,900	423,273
[7]	Atheros Communications, Inc.	20,800	451,984
	Microchip Technology, Inc.	19,000	625,670
[7]	MKS Instruments Inc.	12,500	270,625
[7]	RF Micro Devices, Inc.	40,600	296,380
[7]	Trident Microsystems, Inc	19,700	416,458

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,484,390

	SOFTWARE - 1.7%
[7]	Activision, Inc.	41,400	$638,388
[7]	Ansys, Inc.	13,700	630,200
[7]	Autodesk Inc.	16,800	617,400
[7]	Cadence Design System, Inc.	15,300	273,258

	TOTAL SOFTWARE		$2,159,246

	SPECIALTY RETAIL - 5.7%
	Abercrombie & Fitch Co.	15,000	1,149,750
	American Eagle Outfitters Inc.	22,900	1,048,820
[7]	Chicos Fas, Inc.	35,600	851,908
[7]	GameStop Corp.	17,650	901,209
	Michaels Stores, Inc.	28,900	1,271,311
	Ross Stores, Inc.	30,850	907,915
	Sherwin-Williams Co.	9,700	574,531
	Williams-Sonoma, Inc.	19,200	652,992

	TOTAL SPECIALTY RETAIL		$7,358,436

	TEXTILES, APPAREL & LUXURY GOODS - 1.4%
	Jones Apparel Group, Inc.	17,200	574,480
	V.F. Corp.	15,900	1,208,559

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,783,039

	TOBACCO - 0.5%
	Reynolds American, Inc.	9,400	593,704

	TRADING COMPANIES & DISTRIBUTORS - 0.9%
	Fastenal Co.	16,400	659,936
[7]	United Rentals, Inc.	23,900	566,191

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,226,127

	UTILITIES - 0.4%
	National Fuel Gas Co. N.J	13,200	493,680

TOTAL COMMON STOCKS (IDENTIFIED COST $110,071,488)			$126,760,555

6MUTUAL FUND - 1.2%
	MTB Prime Money Market Fund, Corporate Shares (AT NET ASSET VALUE)	1,631,355	$1,631,355

TOTAL INVESTMENTS - 99.4% (IDENTIFIED COST $111,702,843)			$128,391,910

OTHER ASSETS AND LIABILITIES - NET - 0.6%			$732,383

TOTAL NET ASSETS - 100%			$129,124,293

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Specialty Retail	11.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	7.0%
Health Care Equipment & Supplies	6.0%
Machinery	5.5%
Energy Equipment & Services	5.1%
Insurance	4.5%
Semiconductor Equipment & Products	4.3%
Software	3.5%
IT Services	3.2%
Air Freight & Logistics	3.2%
Computers & Peripherals	3.1%
Biotechnology	2.9%
Capital Markets	2.8%
Communications Equipment	2.5%
Diversified Financial Services	2.5%
Construction & Engineering	2.4%
Pharmaceuticals	2.2%
Metals & Mining	2.2%
Trading Companies & Distributors	2.0%
Commercial Banks	1.9%
Aerospace & Defense	1.8%
Household Durables	1.7%
Diversified Consumer Services	1.6%
Electrical Equipment	1.5%
Hotels, Restaurants & Leisure	1.4%
Real Estate	1.2%
Commercial Services & Supplies	1.0%
Consumer Finance	0.9%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.4%
Cash Equivalents[2]	1.7%
Other Assets and Liabilities -- Net[3]	(0.2)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 98.5%
	AEROSPACE & DEFENSE - 1.8%
	Precision Castparts Corp.	21,000	$1,429,260

	AIR FREIGHT & LOGISTICS - 3.2%
	C.H. Robinson Worldwide, Inc.	21,200	884,888
	Expeditors International Washington, Inc.	34,600	1,640,386

	TOTAL AIR FREIGHT & LOGISTICS		$2,525,274

	BIOTECHNOLOGY - 2.9%
[7]	Cephalon, Inc.	13,000	912,340
[7]	Martek Biosciences Corp.	12,800	303,616
[7]	PDL BioPharma, Inc.	52,000	1,098,760

	TOTAL BIOTECHNOLOGY		$2,314,716

	CAPITAL MARKETS - 2.8%
[7]	Affiliated Managers Group, Inc.	10,100	1,011,414
[7]	Investment Technology Group, Inc.	8,700	406,290
	Legg Mason, Inc.	9,000	810,180

	TOTAL CAPITAL MARKETS		$2,227,884

	COMMERCIAL BANKS - 1.9%
	Colonial BancGroup, Inc.	30,100	717,584
[7]	Dime Bancorp, Inc., Warrants	9,300	1,023
	Zions Bancorp	9,700	779,880

	TOTAL COMMERCIAL BANKS		$1,498,487

	COMMERCIAL SERVICES & SUPPLIES - 1.0%
[7]	Waste Connections, Inc.	19,500	793,455

	COMMUNICATIONS EQUIPMENT - 2.5%
[7]	F5 Networks, Inc.	12,300	814,137
	Harris Corp.	27,300	1,162,980

	TOTAL COMMUNICATIONS EQUIPMENT		$1,977,117

	COMPUTERS & PERIPHERALS - 3.1%
[7]	Electronics for Imaging, Inc.	51,650	1,221,006
[7]	Seagate Technology Holdings	56,300	1,271,254

	TOTAL COMPUTERS & PERIPHERALS		$2,492,260

	CONSTRUCTION & ENGINEERING - 2.4%
	Chicago Bridge & Iron Co., N.V.	16,900	415,064
[7]	Foster Wheeler Ltd.	19,400	872,030
[7]	McDermott International, Inc.	13,500	603,450

	TOTAL CONSTRUCTION & ENGINEERING		$1,890,544

	CONSUMER FINANCE - 0.9%
	Capital One Financial Corp.	8,600	682,238

	DIVERSIFIED CONSUMER SERVICES - 1.6%
[7]	Laureate Education, Inc.	24,025	1,266,598

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
	CIT Group, Inc.	23,100	$1,202,355
[7]	InterContinentalExchange, Inc.	3,400	287,028
	International Securities Exchange Holdings, Inc.	10,700	549,445

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,038,828

	ELECTRICAL EQUIPMENT - 1.5%
	Rockwell Automation, Inc.	20,000	1,240,000

	ENERGY EQUIPMENT & SERVICES - 5.1%
	ENSCO International, Inc.	20,800	1,018,576
[7]	Grant Prideco, Inc.	31,200	1,178,424
[7]	Nabors Industries Ltd.	24,300	750,384
[7]	Weatherford International Ltd.	27,100	1,113,268

	TOTAL ENERGY EQUIPMENT & SERVICES		$4,060,652

	GAS UTILITIES - 0.8%
	Questar Corp.	7,800	635,544

	HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
[7]	Cytyc Corp.	51,500	1,360,630
	Dentsply International, Inc.	32,200	1,007,216
[7]	Intuitive Surgical, Inc.	10,300	1,021,554
	Mentor Corp.	11,700	547,560
[7]	Varian Medical Systems, Inc.	15,418	845,831

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,782,791

	HEALTH CARE PROVIDERS & SERVICES - 7.0%
[7]	Cerner Corp.	25,800	1,246,398
[7]	Express Scripts, Inc., Class A	14,400	917,568
[7]	Health Net, Inc.	17,300	718,123
	IMS Health, Inc.	25,600	712,960
[7]	Pediatrix Medical Group	22,300	1,001,939
[7]	Psychiatric Solutions, Inc.	29,100	966,120

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,563,108

	HOTELS, RESTAURANTS & LEISURE - 1.4%
	Brinker International, Inc.	11,500	533,945
[7]	Shuffle Master, Inc.	21,600	604,368

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,138,313

	HOUSEHOLD DURABLES - 1.7%
	Harman International Industries, Inc.	9,200	941,620
[7]	Toll Brothers, Inc.	14,900	430,759

	TOTAL HOUSEHOLD DURABLES		$1,372,379

	IT SERVICES - 3.2%
[7]	Checkfree Corp.	20,500	$809,340
[7]	Cognizant Technology Solutions Corp.	22,900	1,723,912
	TOTAL IT SERVICES		$2,533,252

	INSURANCE - 4.5%
	Fidelity National Financial, Inc.	19,900	443,770
	Fidelity National Title Group, Inc., Class A	20,455	450,207
	HCC Insurance Holdings, Inc.	27,100	912,186
	Lincoln National Corp.	14,000	886,340
	State Auto Financial Corp.	27,600	886,788

	TOTAL INSURANCE		$3,579,291

	LIFE SCIENCES TOOLS & SERVICES - 0.4%
[7]	Invitrogen Corp.	6,100	353,861

	MACHINERY - 5.5%
	Graco, Inc.	32,900	1,341,004
	Harsco Corp.	16,850	1,375,465
	Joy Global, Inc.	27,850	1,089,214
	Wabtec Corp.	18,400	577,576

	TOTAL MACHINERY		$4,383,259

	METALS & MINING - 2.2%
	Cleveland Cliffs, Inc.	26,800	1,133,372
	Fording Canadian Coal Trust	24,200	615,164

	TOTAL METALS & MINING		$1,748,536

	OIL, GAS & CONSUMABLE FUELS - 8.4%
	CONSOL Energy, Inc.	14,052	497,300
[7]	Denbury Resources, Inc.	25,200	724,248
[7]	Newfield Exploration Co.	28,300	1,154,357
	Noble Energy, Inc.	27,900	1,356,777
	Peabody Energy Corp.	23,200	973,704
	Pioneer Natural Resources, Inc.	19,600	798,308
	XTO Energy, Inc.	26,376	1,230,704

	TOTAL OIL, GAS & CONSUMABLE FUELS		$6,735,398

	PHARMACEUTICALS - 2.2%
	Perrigo Co.	28,200	504,498
[7]	Sepracor, Inc.	24,744	1,280,749

	TOTAL PHARMACEUTICALS		$1,785,247

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
[7]	CapitalSource Inc.	34,764	964,353

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.3%
[7]	Advanced Micro Devices, Inc.	26,600	$565,782
[7]	Atheros Communications	31,500	684,495
[7]	MKS Instruments, Inc.	17,300	374,545
	Microchip Technology, Inc.	25,100	826,543
[7]	RF Micro Devices, Inc.	54,200	395,660
[7]	Trident Microsystems, Inc.	29,300	619,402

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$3,466,427

	SOFTWARE - 3.5%
[7]	Activision, Inc.	54,000	832,680
[7]	Ansys, Inc.	18,000	828,000
[7]	Autodesk, Inc.	21,500	790,125
[7]	Cadence Design Systems, Inc.	20,500	366,130

	TOTAL SOFTWARE		$2,816,935

	SPECIALTY RETAIL - 11.0%
	Abercrombie & Fitch Co., Class A	19,600	1,502,340
	American Eagle Outfitters, Inc.	29,800	1,364,840
[7]	Chicos Fas, Inc.	47,400	1,134,282
[7]	GameStop Corp.	23,800	1,215,228
	Michaels Stores, Inc.	35,050	1,541,850
	Ross Stores, Inc.	40,450	1,190,444
[7]	Williams-Sonoma, Inc.	25,400	863,854

	TOTAL SPECIALTY RETAIL		$8,812,838

	TRADING COMPANIES & DISTRIBUTORS - 2.0%
	Fastenal Co.	21,400	861,136
[7]	United Rentals, Inc.	31,100	736,759

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,597,895

TOTAL COMMON STOCKS (IDENTIFIED COST $64,140,813)			$78,706,740

6MUTUAL FUNDS - 1.7%
	MTB Money Market Fund, A2 Shares	2	2
	MTB Prime Money Market Fund, Corporate Shares	1,355,655	1,355,655

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,355,657

TOTAL INVESTMENTS - 100.2% (IDENTIFIED COST $65,496,470)			$80,062,397

OTHER ASSETS AND LIABILITIES - NET - (0.2)%			$(184,200)

TOTAL NET ASSETS - 100%			$79,878,197

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Stock Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Commercial Services & Supplies	7.4%
Specialty Retail	7.1%
Semiconductor Equipment & Products	4.9%
Commercial Banks	4.5%
Real Estate	4.4%
Health Care Providers & Services	4.3%
Software	3.9%
Pharmaceuticals	3.5%
Insurance	3.2%
Thrifts & Mortgage Finance	3.1%
Chemicals	2.5%
Computers & Peripherals	2.5%
Machinery	2.5%
Health Care Equipment & Supplies	2.4%
Aerospace & Defense	2.1%
Electrical Equipment	2.1%
Oil, Gas & Consumable Fuels	2.1%
Capital Markets	2.0%
Diversified Financial Services	1.9%
Banks	1.6%
Household Durables	1.6%
IT Services	1.6%
Containers & Packaging	1.5%
Diversified Telecommunication Services	1.4%
Biotechnology	1.3%
Diversified Consumer Services	1.3%
Food & Staples Retailing	1.3%
Hotels, Restaurants & Leisure	1.3%
Media	1.3%
Auto Components	1.2%
Electronic Equipment & Instruments	1.2%
Health Care Technology	1.2%
Internet Software & Services	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Electric Utilities	1.1%
Communications Equipment	1.0%
Metals & Mining	0.9%
Building Products	0.8%
Energy Equipment & Services	0.8%
Gas Utilities	0.8%
Road & Rail	0.8%
Air Freight & Logistics	0.6%
Consumer Finance	0.6%
Oil-Field Services	0.6%
Paper & Forest Products	0.6%
Multi-Utilities & Unregulated Power	0.5%
Trading Companies & Distributors	0.5%
Transportation	0.5%
Engineering	0.3%
Food Products	0.3%
Leisure Equipment & Products	0.3%
Networking Products	0.3%
Tobacco	0.3%
Cash Equivalents[2]	2.2%
Other Assets and Liabilities -- Net[3]	(0.4)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 98.2%
	AEROSPACE & DEFENSE - 2.1%
[7]	BE Aerospace, Inc.	71,850	$1,816,368
[7]	DHB Industries, Inc.	118,500	272,550
[7]	Ladish Co., Inc.	27,073	845,219

	TOTAL AEROSPACE & DEFENSE		$2,934,137

	AIR FREIGHT & LOGISTICS - 0.6%
	Ryder Systems, Inc.	15,400	810,810

	AUTO COMPONENTS - 1.2%
	American Axle & Manufacturing Holdings, Inc.	24,300	455,625
[7]	Amerigon, Inc.	42,670	372,509
	ArvinMeritor, Inc.	29,000	435,580
	BorgWarner, Inc.	6,300	362,250

	TOTAL AUTO COMPONENTS		$1,625,964

	BANKS - 1.6%
	Chemical Financial Corp.	18,500	553,335
	Irwin Financial Corp.	35,000	775,950
	National Penn Bancshares, Inc.	40,500	829,845

	TOTAL BANKS		$2,159,130

	BIOTECHNOLOGY - 1.3%
[7]	Keryx BioPharmaceuticals, Inc.	48,802	$685,180
[7]	Nektar Therapeutics	25,027	361,140
[7]	Theravance, Inc.	21,887	688,565

	TOTAL BIOTECHNOLOGY		$1,734,885

	BUILDING PRODUCTS - 0.8%
	Ameron, Inc.	5,700	417,525
[7]	Griffon Corp.	15,500	381,145
	Universal Forest Products, Inc.	7,700	349,426

	TOTAL BUILDING PRODUCTS		$1,148,096

	CAPITAL MARKETS - 2.0%
[7]	Affiliated Managers Group, Inc.	15,018	1,503,903
[7]	GFI Group, Inc.	10,454	602,882
	Greenhill & Co., Inc.	8,833	600,114

	TOTAL CAPITAL MARKETS		$2,706,899

	CHEMICALS - 2.5%
	Fuller (H.B.) Co.	16,300	404,077
	Georgia Gulf Corp.	13,500	288,765
	Lubrizol Corp.	19,200	864,000
	Olin Corp.	29,500	$510,350
[7]	OM Group, Inc.	8,700	495,900
	Sensient Technologies Corp.	38,700	892,035

	TOTAL CHEMICALS		$3,455,127

	COMMERCIAL BANKS - 4.5%
	City Holding Co.	13,200	517,440
	First Charter Corp.	15,800	393,262
	First Financial Bancorp	5,149	83,620
	Greater Bay Bancorp	13,400	345,050
	Independent Bank Corp. Michigan	15,300	365,670
	NBT Bancorp, Inc.	31,900	792,715
	Old National Bancorp	42,700	810,446
	Provident Bankshares Corp.	10,200	368,628
	Republic Bancorp, Inc.	61,199	818,843
[7]	Signature Bank, New York, NY	20,541	623,009
	United Bankshares, Inc. W VA	10,000	381,900
	WESBANCO, Inc.	18,800	615,700

	TOTAL COMMERCIAL BANKS		$6,116,283

	COMMERCIAL SERVICES & SUPPLIES - 7.4%
[7]	American Reprographics Co.	30,329	1,076,680
	Banta Corp.	7,100	314,388
	Corporate Executive Board Co.	24,412	2,192,686
[7]	CoStar Group, Inc.	18,913	895,531
[7]	Huron Consulting Group, Inc.	13,030	520,679
	Ikon Office Solutions, Inc.	62,700	934,857
[7]	Kenexa Corp.	32,348	1,039,341
[7]	LECG Corp.	48,594	956,816
[7]	PeopleSupport, Inc.	32,582	638,281
	Strayer Education, Inc.	6,626	749,533
	Tennant Co.	23,300	644,245
[7]	Vertrue, Inc.	5,126	230,516

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$10,193,553

	COMMUNICATIONS EQUIPMENT - 1.0%
[7]	Acme Packet, Inc.	34,453	592,592
	Black Box Corp.	11,600	517,244
[7]	CommScope, Inc.	9,275	295,965

	TOTAL COMMUNICATIONS EQUIPMENT		$1,405,801

	COMPUTERS & PERIPHERALS - 2.5%
[7]	McData Corporation	97,700	553,959
[7]	Palm, Inc.	25,300	388,355
[7]	Quantum Corp.	174,900	381,282
[7]	Rackable Systems, Inc.	42,639	1,322,235
[7]	SimpleTech, Inc.	90,987	787,947

	TOTAL COMPUTERS & PERIPHERALS		$3,433,778

	CONSUMER FINANCE - 0.6%
	Advanta Corp., Class B	22,200	$871,128

	CONTAINERS & PACKAGING - 1.5%
	Greif, Inc.	10,000	937,100
	Myers Industries, Inc.	21,700	393,204
	Rock-Tenn Co.	35,500	732,720

	TOTAL CONTAINERS & PACKAGING		$2,063,024

	DIVERSIFIED CONSUMER SERVICES - 1.3%
[7]	DeVry, Inc.	17,474	425,492
[7]	ITT Educational Services, Inc.	18,551	1,279,091

	TOTAL DIVERSIFIED CONSUMER SERVICES		$1,704,583

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
	International Securities Exchange, Inc.	11,917	611,938
	iShares Russell 2000 Growth Index Fund	25,618	1,973,867

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,585,805

	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
[7]	CBeyond, Inc.	32,441	984,260
[7]	Cogent Communications Group, Inc.	65,289	924,492

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,908,752

	ELECTRIC UTILITIES - 1.1%
	UIL Holdings Corp.	15,666	622,724
	UniSource Energy Corp.	24,700	878,826

	TOTAL ELECTRIC UTILITIES		$1,501,550

	ELECTRICAL EQUIPMENT - 2.1%
	Acuity Brands, Inc.	8,100	401,274
[7]	General Cable Corp.	20,465	769,484
	Smith A O Corp.	11,500	404,340
[7]	Superior Essex, Inc.	18,992	712,010
	Woodward Governor Co.	17,700	632,067

	TOTAL ELECTRICAL EQUIPMENT		$2,919,175

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
[7]	Conexant Systems, Inc.	138,900	268,077
	CTS Corporation	50,900	718,708
	Methode Electronics, Inc., Class A	59,500	658,665

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,645,450

	ENERGY EQUIPMENT & SERVICES - 0.8%
[7]	Hercules Offshore, Inc.	10,748	382,844
[7]	Metretek Technologies, Inc.	29,301	382,085
[7]	W-H Energy Services, Inc.	6,478	303,365

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,068,294

	ENGINEERING - 0.3%
[7]	Stanley, Inc.	25,620	$446,300

	FOOD & STAPLES RETAILING - 1.3%
[7]	BJ's Wholesale Club, Inc.	15,100	432,615
	Nash Finch Co.	15,500	402,225
	Ruddick Corp.	31,500	888,300

	TOTAL FOOD STAPLES RETAILING		$1,723,140

	FOOD PRODUCTS - 0.3%
	Chiquita Brands International	29,900	409,630

	GAS UTILITIES - 0.8%
	NICOR, Inc.	13,500	620,460
	ONEOK, Inc.	11,900	495,397

	TOTAL GAS UTILITIES		$1,115,857

	HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
[7]	Arthrocare Corp.	23,852	963,859
[7]	Conceptus, Inc.	62,486	1,238,473
[7]	Quidel Corp.	73,761	1,144,771

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,347,103

	HEALTH CARE PROVIDERS & SERVICES - 4.3%
[7]	Apria Healthcare Group, Inc.	35,900	836,111
[7]	ConMed Corp.	17,300	383,887
[7]	CorVel Corporation	9,500	410,875
[7]	Kindred Healthcare, Inc.	21,400	577,800
[7]	Providence Service Corp.	46,672	1,283,013
[7]	Psychiatric Solutions, Inc.	19,808	657,626
[7]	Radiation Therapy Services, Inc.	56,310	1,675,786

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,825,098

	HEALTH CARE TECHNOLOGY - 1.2%
[7]	AllScripts Healthcare Solutions, Inc.	25,619	604,352
[7]	Phase Forward, Inc.	39,016	541,542
[7]	Vital Images, Inc.	16,491	511,881

	TOTAL HEALTH CARE TECHNOLOGY		$1,657,775

	HOTELS, RESTAURANTS & LEISURE - 1.3%
	Landry’s Seafood Restaurants, Inc.	12,000	351,600
[7]	Pinnacle Entertainment, Inc.	48,733	1,474,661

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,826,261

	HOUSEHOLD DURABLES - 1.6%
	American Greetings Corp., Class A	27,600	659,916
	Furniture Brands International, Inc.	22,100	411,060
	M/I Schottenstein Homes, Inc.	2,400	86,208
	Ryland Group, Inc.	8,700	399,591
	Tupperware Corp.	31,400	666,622

	TOTAL HOUSEHOLD DURABLES		$2,223,397

	IT SERVICES - 1.6%
[7]	Ciber, Inc.	13,200	$90,420
[7]	Kanbay International, Inc.	24,691	701,224
[7]	VeriFone Holdings, Inc.	33,240	970,940
[7]	Vocus, Inc.	28,159	456,739

	TOTAL IT SERVICES		$2,219,323

	INSURANCE - 3.2%
	Commerce Group, Inc.	26,500	784,400
	Harleysville Group, Inc.	22,800	822,624
	Horace Mann Educators Corp.	41,400	833,796
	LandAmerica Financial Group, Inc.	12,000	757,080
	Presidential Life Corp.	15,900	375,240
	StanCorp Financial Group, Inc.	18,500	845,265

	TOTAL INSURANCE		$4,418,405

	INTERNET SOFTWARE & SERVICES - 1.2%
[7]	DealerTrack Holdings, Inc.	34,611	882,234
[7]	Equinix, Inc.	10,159	694,876

	TOTAL INTERNET SOFTWARE & SERVICES		$1,577,110

	LEISURE EQUIPMENT & PRODUCTS - 0.3%
[7]	Steinway Musical Instruments, Inc.	12,500	370,750

	MACHINERY - 2.5%
	Albany International Corp., Class A	25,900	870,499
	Bucyrus International, Inc.	13,857	580,608
	Cascade Corp.	8,000	409,600
[7]	ESCO Technologies, Inc.	12,041	522,820
	Mueller Industries, Inc.	16,800	616,056
	Timken Co.	12,500	375,625

	TOTAL MACHINERY		$3,375,208

	MEDIA - 1.3%
	Journal Communications, Inc.	73,700	862,290
	Sinclair Broadcast Group, Inc.	47,500	428,450
[7]	Time Warner, Inc.	23,850	475,569

	TOTAL MEDIA		$1,766,309

	METALS & MINING - 0.9%
	Quanex Corp.	12,400	415,524
	Steel Dynamics, Inc.	7,000	420,770
	Steel Technologies, Inc.	20,900	401,071

	TOTAL METALS & MINING		$1,237,365

	MULTI-UTILITIES & UNREGULATED POWER - 0.5%
	Avista Corp.	25,400	653,796

	NETWORKING PRODUCTS - 0.3%
[7]	Aeroflex, Inc.	36,600	395,280

	OIL-FIELD SERVICES - 0.6%
[7]	Dresser-Rand Group, Inc.	40,931	$887,793

	OIL, GAS & CONSUMABLE FUELS - 2.1%
[7]	ATP Oil & Gas Corp.	10,307	443,098
	Berry Petroleum Co.	13,398	399,930
	Holly Corp.	8,200	389,992
[7]	Stone Energy Corp.	15,700	611,829
[7]	Swift Energy Co.	9,300	434,496
	Tesoro Petroleum Corp.	8,800	562,672

	TOTAL OIL, GAS & CONSUMABLE FUELS		$2,842,017

	PAPER & FOREST PRODUCTS - 0.6%
[7]	Buckeye Technologies, Inc.	44,000	457,160
	Schweitzer-Mauduit International, Inc.	16,600	382,796

	TOTAL PAPER & FOREST PRODUCTS		$839,956

	PHARMACEUTICALS - 3.5%
[7]	Adams Respiratory Therapeutics, Inc.	58,795	2,534,064
	Alpharma, Inc., Class A	15,900	350,913
[7]	Bradley Pharmaceuticals, Inc.	31,900	555,060
[7]	Noven Pharmaceuticals, Inc.	19,436	431,674
[7]	Santarus, Inc.	126,177	970,301

	TOTAL PHARMACEUTICALS		$4,842,012

	REAL ESTATE - 4.4%
	Anthracite Cap, Inc.	55,000	787,600
	HRPT Properties Trust	32,200	383,180
	Innkeepers USA Trust	22,300	382,445
	LTC Properties, Inc.	25,600	693,760
	Luminent Mortgage Capital, Inc.	56,300	597,343
	Novastar Financial, Inc.	11,600	370,272
	One Liberty Properties, Inc.	26,900	642,641
	PS Business Parks, Inc.	10,700	704,595
	RAIT Investment Trust	19,700	592,182
[7]	Trammell Crow Co.	18,992	925,860

	TOTAL REAL ESTATE		$6,079,878

	ROAD & RAIL - 0.8%
	Arkansas Best Corp.	17,700	725,346
[7]	U.S. Express Enterprises, Inc.	15,400	303,996

	TOTAL ROAD & RAIL		$1,029,342

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.9%
[7]	Anadigics, Inc.	102,176	$825,582
[7]	Asyst Technologies, Inc.	72,600	539,418
[7]	Atheros Communications, Inc.	41,226	895,841
[7]	Axcelis Technologies, Inc.	52,600	362,940
[7]	Diodes, Inc.	10,282	452,819
[7]	LTX Corp.	77,200	360,524
[7]	Microsemi Corp.	43,400	850,640
[7]	Photronics, Inc.	26,000	363,740
[7]	RF Micro Devices, Inc.	39,300	286,890
[7]	Skyworks Solutions, Inc.	86,900	576,147
[7]	Standard Microsystems Corp.	25,413	783,483
[7]	Zoran Corp.	24,900	346,608

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$6,644,632

	SOFTWARE - 3.9%
[7]	Blackboard, Inc.	29,446	815,949
[7]	Concur Technologies, Inc.	29,448	469,401
[7]	Mentor Graphics Corp.	47,100	794,577
[7]	Nuance Communications, Inc.	112,928	1,303,189
[7]	Opsware, Inc.	49,469	449,673
[7]	Sybase, Inc.	20,200	491,870
[7]	THQ, Inc.	32,685	982,838

	TOTAL SOFTWARE		$5,307,497

	SPECIALTY RETAIL - 7.1%
[7]	A.C. Moore Arts & Crafts, Inc.	17,521	384,235
	Barnes & Noble, Inc.	9,700	400,707
	Cato Corp., Class A	31,500	721,035
[7]	Charlotte Russe Holdings, Inc.	22,666	626,715
[7]	Children’s Place Retail Stores, Inc.	9,571	671,788
	Christopher & Banks Corp.	35,778	965,648
[7]	Citi Trends, Inc.	14,429	566,194
[7]	Dick’s Sporting Goods, Inc.	17,962	893,789
[7]	Hibbett Sporting Goods, Inc.	37,178	1,087,085
[7]	Rex Stores Corp.	24,500	411,355
	Sonic Automotive, Inc.	16,300	428,690
	Stage Stores, Inc.	24,100	781,081
	Talbots, Inc.	19,700	552,388
[7]	Zale Corp.	24,200	697,928
[7]	Zumiez, Inc.	14,723	483,798

	TOTAL SPECIALTY RETAIL		$9,672,436

	TEXTILES, APPAREL & LUXURY GOODS - 1.2%
	Kellwood Co.	21,700	$664,020
	Stride Rite Corp.	37,400	551,650
	Unifirst Corp.	11,300	407,365

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,623,035

	THRIFTS & MORTGAGE FINANCE - 3.1%
	Corus Bankshares, Inc.	37,900	778,087
	First Niagra Financial Group, Inc.	37,400	535,568
	Flagstar Bancorp, Inc.	25,500	383,265
	IndyMac Bancorp, Inc.	19,100	868,095
	MAF Bancorp, Inc.	19,700	848,873
	Partners Trust Financial Group, Inc.	53,600	604,072
	PFF Bancorp, Inc.	8,800	272,888

	TOTAL THRIFTS & MORTGAGE FINANCE		$4,290,848

	TOBACCO - 0.3%
	Universal Corp.	12,500	460,250

	TRADING COMPANIES & DISTRIBUTORS - 0.5%
	GATX Corp.	6,500	283,205
[7]	United Rentals, Inc.	17,900	424,051

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$707,256

	TRANSPORTATION - 0.5%
[7]	Force Protection, Inc.	43,873	$328,170
[7]	SAIA, Inc.	11,600	310,880

	TOTAL TRANSPORTATION		$639,050

TOTAL COMMON STOCKS (IDENTIFIED COST $118,489,132)			$134,446,333

6MUTUAL FUND - 2.2%
	MTB Prime Money Market Fund, Corporate Shares (AT NET ASSET VALUE)	3,075,327	$3,075,327

TOTAL INVESTMENTS - 100.4% (IDENTIFIED COST $121,564,459)			$137,521,660

OTHER ASSETS AND LIABILITIES - NET - (0.4)%			$(606,569)

TOTAL NET ASSETS - 100%			$136,915,091

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At October 31, 2006, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Commercial Services & Supplies	6.5%
Specialty Retail	5.8%
Semiconductor Equipment & Products	5.6%
Capital Markets	5.1%
Biotechnology	4.6%
Health Care Equipment & Supplies	4.6%
IT Services	4.6%
Insurance	4.5%
Software	4.2%
Oil, Gas & Consumable Fuels	3.8%
Textiles, Apparel & Luxury Goods	3.2%
Communications Equipment	3.0%
Health Care Providers & Services	2.9%
Electronic Equipment & Instruments	2.6%
Computers & Peripherals	2.5%
Pharmaceuticals	2.5%
Machinery	2.3%
Electrical Equipment	2.2%
Construction & Engineering	2.0%
Air Freight & Logistics	1.4%
Commercial Banks	1.4%
Hotels, Restaurants & Leisure	1.1%
Diversified Telecommunication Services	1.0%
Gas Utilities	1.0%
Life Science Tools & Services	1.0%
Aerospace & Defense	0.9%
Automobiles	0.9%
Personal Products	0.9%
Road & Rail	0.9%
Thrifts & Mortgage Finance	0.9%
Airlines	0.8%
Construction Materials	0.8%
Containers & Packaging	0.8%
Diversified Consumer Services	0.8%
Health Care Technology	0.8%
Household Products	0.8%
Internet & Catalog Retail	0.8%
Auto Components	0.7%
Beverages	0.7%
Independent Power Producers & Energy Traders	0.7%
Internet Software & Services	0.7%
Diversified Financial Services	0.6%
Media	0.6%
Real Estate Investment Trusts	0.6%
Energy Equipment & Services	0.5%
Industrial Conglomerates	0.5%
Metals & Mining	0.5%
Paper & Forest Products	0.5%
Trading Companies & Distributors	0.5%
Food & Staples Retailing	0.4%
Multi-Utilities	0.3%
Food Products	0.1%
Warrants	0.1%
Other Assets and Liabilities -- Net[2]	2.5%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS - 97.4%
	AEROSPACE & DEFENSE - 0.9%
[7]	Teledyne Technologies, Inc.	36,000	$1,501,920

	AIR FREIGHT & LOGISTICS - 1.4%
[7]	Hub Group, Inc.	39,700	1,078,252
	Pacer International, Inc.	44,000	1,350,360

	TOTAL AIR FREIGHT & LOGISTICS		$2,428,612

	AIRLINES - 0.8%
[7]	Republic Airways Holdings, Inc.	78,000	1,393,860

	AUTO COMPONENTS - 0.7%
[7]	Goodyear Tire & Rubber Co.	79,200	1,214,136

	AUTOMOBILES - 0.9%
	Thor Industries, Inc.	36,000	1,577,520

	BEVERAGES - 0.7%
[7]	Cott Corp.	3,390	49,630
	MGP Ingredients, Inc.	52,500	1,178,625

	TOTAL BEVERAGES		$1,228,255

	BIOTECHNOLOGY - 4.6%
[7]	Alkermes, Inc.	53,000	890,400
[7]	Array BioPharma, Inc.	69,200	679,544
[7]	Cubist Pharmaceuticals, Inc.	20,000	445,400
[7]	Digene Corp.	9,000	417,870
[7]	Human Genome Sciences, Inc.	33,000	440,550
[7]	MannKind Corp.	57,500	1,164,375
[7]	Martek Biosciences Corp.	58,000	1,375,760
[7]	Medarex, Inc.	65,000	$839,800
[7]	Progenics Pharmaceuticals, Inc.	55,000	1,436,600

	TOTAL BIOTECHNOLOGY		$7,690,299

	CAPITAL MARKETS - 5.1%
	Allied Capital Corp.	29,500	930,135
[7]	Investment Technology Group, Inc.	44,000	2,054,800
	Oppenheimer Holdings, Inc.	41,500	1,493,170
	OptionsXpress Holdings, Inc.	31,500	979,020
[7]	Penson Worldwide, Inc.	71,500	1,738,880
[7]	Piper Jaffray Cos., Inc.	18,900	1,306,935

	TOTAL CAPITAL MARKETS		$8,502,940

	COMMERCIAL BANKS - 1.4%
	City National Corp.	13,000	865,280
	Colonial BancGroup, Inc.	65,500	1,561,520

	TOTAL COMMERCIAL BANKS		$2,426,800

	COMMERCIAL SERVICES & SUPPLIES - 6.5%
	ABM Industries, Inc.	69,000	1,370,340
	CECO Environmental Corp.	128,200	1,314,050
[7]	CRA International, Inc.	34,000	1,728,220
[7]	Clean Harbors, Inc.	33,000	1,412,070
[7]	Corrections Corp. of America	37,500	1,713,375
	Healthcare Services Group, Inc.	54,000	1,467,720
[7]	Layne Christensen Co.	37,500	1,105,125
[7]	Standard Parking Corp.	22,900	796,233

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$10,907,133

	COMMUNICATIONS EQUIPMENT - 3.0%
[7]	Blue Coat Systems, Inc.	46,200	$1,030,260
[7]	CIENA Corp.	40,714	957,186
[7]	CommScope, Inc.	55,000	1,755,050
[7]	Comtech Telecommunications Corp.	34,600	1,233,490

	TOTAL COMMUNICATIONS EQUIPMENT		$4,975,986

	COMPUTERS & PERIPHERALS - 2.5%
[7]	Electronics for Imaging, Inc.	38,500	910,140
	Logitech International SA	58,000	1,534,100
[7]	Xyratex Ltd.	83,000	1,731,380

	TOTAL COMPUTERS & PERIPHERALS		$4,175,620

	CONSTRUCTION & ENGINEERING - 2.0%
	Chicago Bridge & Iron Co., N.V.	35,000	859,600
[7]	Quanta Services, Inc.	95,000	1,738,500
[7]	URS Corp.	21,000	848,610

	TOTAL CONSTRUCTION & ENGINEERING		$3,446,710

	CONSTRUCTION MATERIALS - 0.8%
[7]	Headwaters, Inc.	55,000	1,361,250

	CONTAINERS & PACKAGING - 0.8%
	Aptargroup, Inc.	23,500	1,290,385

	DIVERSIFIED CONSUMER SERVICES - 0.8%
[7]	Steiner Leisure Ltd.	30,000	1,369,200

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
	International Securities Exchange, Inc.	18,000	924,300

	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
[7]	Broadwing Corp.	107,500	1,610,350

	ELECTRICAL EQUIPMENT - 2.2%
[7]	General Cable Corp.	30,000	1,128,000
[7]	Suntech Power Holdings Co. Ltd., ADR	47,500	1,235,000
[7]	Thomas & Betts Corp.	25,000	1,288,250

	TOTAL ELECTRICAL EQUIPMENT		$3,651,250

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
[7]	Benchmark Electronics, Inc.	46,500	1,234,575
[7]	Mettler Toledo International, Inc.	18,500	1,270,025
[7]	Orbotech Ltd.	50,000	1,207,500
[7]	RadiSys Corp.	35,000	641,550

	TOTAL ELECTRONIC EQUIPMENT & SUPPLIES		$4,353,650

	ENERGY EQUIPMENT & SERVICES - 0.5%
[7]	Universal Compression Holdings, Inc.	15,000	903,900

	FOOD & STAPLES RETAILING - 0.4%
	Topps Co., Inc.	84,400	736,812

	FOOD PRODUCTS - 0.1%
	Imperial Sugar Co.	6,208	$164,698

	GAS UTILITIES - 1.0%
	New Jersey Resources Corp.	32,500	1,685,450

	HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
[7]	AngioDynamics, Inc.	38,000	822,700
[7]	Cytyc Corp.	100,000	2,642,000
[7]	Hologic, Inc.	35,000	1,685,250
[7]	Intuitive Surgical, Inc.	14,000	1,388,520
	STERIS Corp.	52,000	1,267,240

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$7,805,710

	HEALTH CARE PROVIDERS & SERVICES - 2.9%
[7]	Five Star Quality Care, Inc.	100,800	1,039,248
[7]	Pediatrix Medical Group	25,500	1,145,715
[7]	Psychiatric Solutions, Inc.	62,700	2,081,640
[7]	Sierra Health Services, Inc.	19,000	650,560

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,917,163

	HEALTH CARE TECHNOLOGY - 0.8%
[7]	Cerner Corp.	28,000	1,352,680

	HOTELS, RESTAURANTS & LEISURE - 1.1%
[7]	Interstate Hotels & Resorts, Inc.	59,700	535,509
[7]	Monarch Casino & Resort, Inc.	60,000	1,330,800

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,866,309

	HOUSEHOLD PRODUCTS - 0.8%
	Church & Dwight Co., Inc.	33,000	1,338,810

	IT SERVICES - 4.6%
	Acxiom Corp.	50,000	1,237,500
[7]	Cognizant Technology Solutions Corp.	13,000	978,640
[7]	MPS Group, Inc.	83,000	1,265,750
	Moneygram International, Inc.	37,000	1,265,770
[7]	Sykes Enterprises, Inc.	84,000	1,704,360
[7]	Verifone Holdings, Inc.	43,000	1,256,030

	TOTAL IT SERVICES		$7,708,050

	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
[7]	Dynegy, Inc.	193,500	1,176,480

	INDUSTRIAL CONGLOMERATES - 0.5%
[7]	McDermott International, Inc.	20,000	894,000

	INSURANCE - 4.5%
	HCC Insurance Holdings, Inc.	69,600	2,342,736
[7]	Navigators Group, Inc.	27,000	1,270,890
	NYMAGIC, Inc.	37,500	1,201,875
	ProCentury Corp	14,100	$209,385
	Radian Group, Inc.	24,000	1,279,200
	State Auto Financial Corp.	40,000	1,285,200

	TOTAL INSURANCE		$7,589,286

	INTERNET & CATALOG RETAIL - 0.8%
[7]	PetMed Express, Inc.	101,000	1,262,500

	INTERNET SOFTWARE & SERVICES - 0.7%
[7]	Ariba, Inc.	150,000	1,132,500

	LIFE SCIENCE TOOLS & SERVICES - 1.0%
[7]	Harvard Bioscience, Inc.	314,500	1,607,095

	MACHINERY - 2.3%
	Harsco Corp.	16,000	1,306,080
	Joy Global, Inc.	21,500	840,865
	Wabtec Corp.	57,500	1,804,925

	TOTAL MACHINERY		$3,951,870

	MEDIA - 0.6%
[7]	RCN Corp.	32,000	924,160

	METALS & MINING - 0.5%
[7]	Oregon Steel Mills, Inc.	16,000	870,400

	MULTI-UTILITIES - 0.3%
[7]	Aquila, Inc.	100,000	459,000

	OIL, GAS & CONSUMABLE FUELS - 3.8%
	Alliance Holdings GP LP	45,000	883,350
[7]	Denbury Resources, Inc.	29,000	833,460
	Foundation Coal Holdings, Inc.	26,000	954,460
	Holly Corp.	15,000	713,400
[7]	Newfield Exploration Co.	22,000	897,380
[7]	USEC, Inc.	108,800	1,214,208
[7]	Ultra Petroleum Corp.	18,000	960,660

	TOTAL OIL, GAS & CONSUMABLE FUELS		$6,456,918

	PAPER & FOREST PRODUCTS - 0.5%
	Bowater, Inc.	20,000	418,200
	Louisiana-Pacific Corp.	25,000	494,500

	TOTAL PAPER & FOREST PRODUCTS		$912,700

	PERSONAL PRODUCTS - 0.9%
[7]	Herbalife Ltd.	40,000	1,464,000

	PHARMACEUTICALS - 2.5%
[7]	MGI PHARMA, Inc.	22,500	428,175
	Medicis Pharmaceutical Corp., Class A	25,000	876,000
	Perrigo Co.	50,800	908,812
[7]	Pozen, Inc.	122,400	2,035,512

	TOTAL PHARMACEUTICALS		$4,248,499

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
[7]	CapitalSource Inc.	37,000	$1,026,380

	ROAD & RAIL - 0.9%
	Arkansas Best Corp.	35,000	1,434,300

	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.6%
[7]	ASE Test Ltd.	137,500	1,215,500
[7]	Asyst Technologies, Inc.	172,000	1,277,960
[7]	Atheros Communications, Inc.	47,500	1,032,175
[7]	ChipMOS Technologies (Bermuda) Ltd.	207,500	1,211,800
[7]	Diodes, Inc.	28,500	1,255,140
[7]	Tessera Technologies, Inc.	24,000	837,840
[7]	Trident Microsystems, Inc.	75,000	1,585,500
[7]	Veeco Instruments, Inc.	50,000	934,500

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$9,350,415

	SOFTWARE - 4.2%
[7]	Ansys, Inc.	27,000	1,242,000
[7]	Captaris, Inc.	155,000	912,950
[7]	Opsware, Inc.	133,500	1,213,515
[7]	Red Hat, Inc.	131,000	2,145,780
[7]	Take-Two Interactive Software, Inc.	107,500	1,503,925

	TOTAL SOFTWARE		$7,018,170

	SPECIALTY RETAIL - 5.8%
[7]	Aeropostale, Inc.	29,000	849,990
	Big 5 Sporting Goods Corp.	57,000	1,370,280
[7]	Cache, Inc.	55,000	1,179,750
[7]	Casual Male Retail Group, Inc.	57,800	856,018
[7]	Children’s Place Retail Stores, Inc.	12,600	884,394
[7]	GameStop Corp.	35,500	1,812,630
[7]	Gymboree Corp.	19,000	882,740
[7]	Tween Brands, Inc.	34,000	1,421,880
[7]	United Retail Group, Inc.	31,500	566,055

	TOTAL SPECIALTY RETAIL		$9,823,737

	TEXTILES, APPAREL & LUXURY GOODS - 3.2%
	K-Swiss, Inc., Class A	33,000	1,165,560
	Kellwood Co.	45,000	1,377,000
	Phillips-Van Heusen Corp.	34,000	1,555,840
[7]	Skechers USA, Inc., Class A	40,500	1,210,545

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$5,308,945

	THRIFTS & MORTGAGE FINANCE - 0.9%
	PFF Bancorp, Inc.	48,000	1,488,480

	TRADING COMPANIES & DISTRIBUTORS - 0.5%
[7]	United Rentals, Inc.	37,000	$876,530

TOTAL COMMON STOCKS (IDENTIFIED COST $149,741,138)			$163,786,123

WARRANTS - 0.1%
	Calypte Biomedical Corp., Warrants	488,542	5,610
	Halozyme Therapeutics, Inc., Warrants	150,000	129,927
	On Track Innovations Ltd., Warrants	87,000	78,998

TOTAL WARRANTS (IDENTIFIED COST $0)			$214,535

MUTUAL FUNDS - 0.0%
[6]	MTB Prime Money Market Fund, Corporate Shares	3	$3
	SSgA Money Market Fund	668	668

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$671

TOTAL INVESTMENTS - 97.5% (IDENTIFIED COST $149,741,809)			$164,001,329

OTHER ASSETS AND LIABILITIES - NET - 2.5%			$4,223,234

TOTAL NET ASSETS - 100%			$168,224,563

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

STOCKS	Percentage of Total Net Assets
United Kingdom	19.8%
Japan	19.6%
France	8.8%
Switzerland	7.3%
Germany	7.0%
United States	6.1%
Spain	4.6%
Australia	4.1%
Italy	2.7%
Netherlands	2.7%
Hong Kong	2.3%
Belgium	1.6%
Canada	1.6%
Ireland	1.2%
Norway	1.2%
Singapore	1.1%
Sweden	1.1%
Finland	1.0%
Austria	0.6%
Denmark	0.6%
Greece	0.3%
South Africa	0.3%
Brazil	0.2%
Mexico	0.2%
Portugal	0.2%
Israel	0.1%
New Zealand	0.1%
Turkey	0.1%
U.S. Treasury Bill	10.0%
Cash Equivalents[1]	12.1%
Other Assets and Liabilities -- Net[2]	(18.6)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value in U.S. Dollars
COMMON STOCKS - 96.5%
	AUSTRALIA - 4.1%
[7]	AGL Energy Ltd.	2,005	$23,832
	AMP Ltd.	20,709	152,342
	APN News & Media Ltd.	5,375	25,472
	Alinta Ltd.	4,073	33,432
	Ansell Ltd.	5,457	46,862
	Australia & New Zealand Banking Group, Melbourne	18,632	418,980
	Australian Stock Exchange	1,712	46,921
	AXA Asia Pacific Holdings Ltd.	11,963	61,695
	BHP Billition Ltd.	32,634	689,369
	Babcock & Brown Ltd.	2,334	39,436
	BlueScope Steel Ltd.	33,822	189,616
	Brambles Industries Ltd.	9,632	93,083
	CSL Ltd.	722	31,359
	Caltex Australia Ltd.	4,036	69,225
	Centro Properties Group	20,280	121,076
	Challenger Financial Services Group Ltd.	3,602	9,567
	Coca Cola Amatil	1,962	10,574
	Cochlear Ltd.	122	5,259
	Coles Myer Ltd.	10,880	114,410
	Commonwealth Bank of Australia	30,330	1,120,284
	Computershare Reg	25,545	152,312
	DB RREEF Trust	61,994	79,208
	David Jones Ltd.	12,478	34,978
	Downer EDI Ltd.	6,027	30,055
	Fairfax (John) Holdings Ltd.	6,761	25,444
	Foster’s Group Ltd.	22,286	111,309
	GPT Group	8,265	30,208
	GWA International Ltd.	88,600	228,463
	Goodman Fielder Ltd.	25,061	40,364
	Harvey Norman Holdings Ltd.	8,683	24,340
	ING Industrial Fund	60,751	111,491
	Investa Property Group	6,362	11,823
	Just Group	6,983	21,251
	Leighton Holdings Ltd.	6,684	110,088
	Lend Lease Corp. Ltd.	5,572	72,659
	Macquarie Airports	9,766	24,275
	Macquarie Bank Ltd.	3,136	181,034
	Macquarie Goodman Group	4,038	20,700
	Macquarie Infrastructure Group	9,055	23,700
	Macquarie Office Units NPV	104,989	121,541
	Minara Resources Ltd.	127,500	533,140
	Mirvac Group	6,320	$23,980
	National Australia Bank Ltd., Melbourne	9,396	277,790
	OneSteel Ltd.	86,855	283,148
	Orica Ltd.	5,442	102,569
	Oxiana Ltd.	21,301	54,597
	Pacific Brands Ltd.	34,227	70,235
	Promina Group Ltd.	4,607	24,259
	QBE Insurance Group Ltd.	14,090	269,492
	Qantas Airways Ltd.	136,455	448,015
	Rinker Group Ltd.	4,864	69,867
	Rio Tinto Ltd.	4,078	247,571
	Santos Ltd.	17,425	142,891
	Smorgon Steel Group Ltd.	193,800	252,116
	Suncorp-Metway Ltd.	7,107	114,469
	Telstra Corp. Ltd.	22,009	67,489
	UTD Group Ltd.	1,013	11,460
	West Australia News Holdings	1,051	8,440
	Westfield Group	4,290	61,888
	Westpac Banking Corp.	8,747	162,219
	Woodside Petroleum Ltd.	28,350	824,328
	Woolworth’s Ltd.	9,067	145,265
	Zinifex Ltd.	12,612	148,152

	TOTAL AUSTRALIA		$9,101,417

	AUSTRIA - 0.6%
	Erste Bank Der Ost	10,971	747,022
	OMV AG	3,950	214,712
	Voestalpine AG	6,800	320,683

	TOTAL AUSTRIA		$1,282,417

	BELGIUM - 1.6%
	Delhaize Group	9,239	747,006
	Fortis	49,182	2,064,537
	InBev NV	11,375	640,821

	TOTAL BELGIUM		$3,452,364

	BRAZIL - 0.2%
	Petroleo Brasiliero SA	7,400	148,587
	Cia de Saneamenot Basico de Estado de Sao Paulo	2,186,200	262,875

	TOTAL BRAZIL		$411,462

	CANADA - 1.6%
	Alcan, Inc.	9,700	454,961
	Atco Ltd.	5,200	191,756
[7]	Axcan Pharmaceuticals, Inc.	18,100	266,757
	BCE, Inc.	12,810	361,616
	Biovail Corp.	8,100	$124,427
	Canadian Imperial Bank of Commerce	7,900	616,270
	Empire Ltd.	8,900	324,868
	Laurentian Bank of Canada	7,900	204,368
	National Bank of Canada	7,300	398,170
	Sobeys, Inc.	5,800	201,537
	Sun Life Financial, Inc.	9,100	382,655

	TOTAL CANADA		$3,527,385

	DENMARK - 0.6%
	Danske Bank A/S	11,600	486,639
[7]	Vestas Wind Systems A/S	27,600	777,425

	TOTAL DENMARK		$1,264,064

	FINLAND - 1.0%
	Kemira Oyj	9,100	176,654
	Metso Oyj	8,578	372,783
	Nokia Oyj	20,552	407,884
	Nokian Renkaat Oyj	31,220	597,691
	Rautaruukki Oyj	11,900	393,065
	Sampo Oyj	15,200	329,408

	TOTAL FINLAND		$2,277,485

	FRANCE - 8.8%
	Air France KLM	15,585	555,162
[7]	Arkema	60	2,929
	Assurances Generales de France	1,400	196,550
	BNP Paribas SA	27,131	2,983,141
	Bouygues	2,388	139,224
	Cap Gemini SA	12,595	715,337
	Casino Guichard Perrachon SA	6,093	516,748
	Christian Dior SA	4,683	500,268
	Cie De Saint-Gobain	20,537	1,513,707
	Credit Agricole SA	20,942	890,319
	Electricite de France	9,478	574,718
	Essilor International SA	5,316	557,711
	European Aeronautic Defence and Space Co. NV	3,079	83,507
	Gaz de France SA	4,586	184,373
	Iliad SA	7,188	613,743
	LVMH Moet Hennessy Louis Vuitton	5,405	563,254
	Michelin	4,400	358,844
	Nexans SA	2,017	181,102
	Peugeot SA	5,800	333,188
	Rallye SA	7,000	334,761
	Sanofi-Aventis	3,974	337,796
	Schneider Electric SA	6,042	627,708
	Societe Generale	13,341	2,216,930
	Total SA, Class B	30,602	2,071,991
	Unibail	1,409	$306,791
	Valeo SA	7,400	278,522
	Vallourec	1,168	290,690
	Vinci SA	1,828	205,894
	Vivendi Universal SA	36,099	1,366,990

	TOTAL FRANCE		$19,501,898

	GERMANY, FEDERAL REPUBLIC OF - 7.0%
	Adidas Salomon AG	21,276	1,066,088
	Allianz AG	10,557	1,959,374
	BASF AG	25,464	2,244,429
	Bayer AG	7,100	357,485
	Bayerische Motoren Werke AG	4,800	275,681
	Celesio AG	587	30,267
	DaimlerChrysler AG	16,100	918,515
	Deutsche Bank AG	6,422	808,247
	E.On AG	9,840	1,180,526
	Fresenius Medical Care AG	1,358	254,783
	Muenchener Ruckvers AG	6,347	1,030,244
	RWE AG	18,827	1,860,557
	SAP AG	1,366	271,765
	Salzgitter AG	4,078	436,210
	Thyssenkrupp AG	24,635	914,323
	Volkswagen AG	13,121	1,294,491
[7]	Wacker Chemie AG	4,881	586,581

	TOTAL GERMANY, FEDERAL REPUBLIC OF		$15,489,566

	GREECE - 0.3%
[7]	Intracom SA	4,600	32,056
	National Bank of Greece SA	12,998	589,917

	TOTAL GREECE		$621,973

	HONG KONG - 2.3%
	ASM Pacific Technology	1,000	5,188
	BOC Hong Kong Holdings Ltd.	39,500	88,374
	Bank of East Asia Ltd.	7,000	33,798
	CLP Holdings Ltd.	17,000	107,764
	Cheung Kong Holdings Ltd.	11,000	119,940
	China Mobile Ltd.	7,500	61,237
	China Petroleum & Chemical Corp.	1,180,000	816,284
	Citic Pacific Ltd.	118,000	362,624
	Esprit Holdings Ltd.	124,000	1,200,586
	F E Consortium International	81,000	33,536
[7]	FoxConn International Holdings Ltd.	260,000	862,521
	HSBC Holdings PLC	800	15,101
	Hang Lung Properties Ltd.	13,000	28,416
	Hang Seng Bank Ltd.	6,000	76,377
	Henderson Land Development Co., Ltd.	2,000	$11,058
	Hong Kong & China Gas	14,000	32,078
	Hong Kong Electric	15,500	72,944
	Hong Kong Exchange and Clearing Ltd.	4,500	35,585
	Hopewell Holdings	9,000	26,732
	Hutchison Whampoa Ltd.	14,000	124,299
	Kingboard Chemical	10,000	35,681
	Li & Fung Ltd.	16,000	41,660
	Link Real Estate Investment Trust	6,000	12,359
	New World Development Co., Ltd.	18,000	30,829
	Orient Overseas International Ltd.	7,000	30,557
	PCCW Ltd.	27,000	16,560
	PetroChina Co., Ltd.	224,000	246,546
	Shangri-La Asia Ltd.	10,000	21,704
	Sun Hung Kai Properties Ltd.	9,000	98,364
	Swire Pacific Ltd.	6,500	68,701
	Television Broadcast	2,000	11,508
	Texwinca Holdings	20,000	13,115
	Vtech Holdings Ltd.	42,000	211,156
	Wharf Holdings Ltd.	14,000	47,434
	Wing Lung Bank	2,100	19,982
	Yue Yuen Industrial Holdings	7,500	22,711

	TOTAL HONG KONG		$5,043,309

	IRELAND - 1.2%
	Anglo Irish Bank Corp. PLC	66,524	1,191,364
	Bank of Ireland	26,239	528,789
	C&C Group PLC	38,423	637,295
	Irish Life & Permanent PLC	16,500	405,385
	TOTAL IRELAND		$2,762,833

	ISRAEL - 0.1%
	Bank Hapoalim BM	41,800	208,267

	ITALY - 2.7%
	Autogrill SpA	7,703	132,428
	Banco Popolare di Verona e Novara	12,600	339,156
	Benetton Group SpA	16,000	303,045
	ENI SpA	68,948	2,079,400
	Enel SpA	21,097	202,484
[7]	Fiat SpA	13,473	237,815
	Milano Assicurazioni SpA	19,800	153,899
	Saipem SpA	36,120	851,927
	San Paolo Imi SpA	19,200	409,968
	UniCredito Italian SpA	150,662	1,248,923

	TOTAL ITALY		$5,959,045

	JAPAN - 19.6%
	AEON Co., Ltd.	2,600	61,246
	Acom Co., Ltd.	6,500	250,096
	Aioi Insurance Co., Ltd.	12,000	$82,596
	Alpine Electronics, Inc.	17,800	257,058
	Alps Electric Co., Ltd.	4,100	41,051
	Amada Co., Ltd.	17,000	168,757
	Aoyama Trading Co.	1,700	52,182
	Asahi Breweries Ltd.	23,200	330,678
	Asahi Kasei Corp.	49,000	312,967
	Astellas Pharma, Inc.	2,500	112,650
	Autobacs Seven Co., Ltd.	1,500	54,380
	Bank of Yokohama Ltd.	15,000	115,942
	Brother Industries Ltd.	14,000	176,444
	CSK Holdings Corp.	1,600	71,275
	Calsonic Corp.	16,000	104,108
	Canon, Inc.	12,200	654,046
	Capcom Co., Ltd.	21,500	394,318
	Casio Computer Co., Ltd.	8,300	167,838
	Central Glass Co., Ltd.	71,000	393,989
	Central Japan Railway Co.	21	226,241
	Chubu Electric Power Co., Ltd.	14,700	407,234
	Chugoku Electric Power Co., Inc.	8,500	175,880
	Cosmo Oil Company Ltd.	67,000	279,561
	Dai Nippon Printing Co., Ltd.	10,000	148,861
	Daifuku Co., Ltd.	5,500	71,669
[7]	Daikyo, Inc.	21,000	121,021
	Daio Paper Corp.	4,000	33,073
	Daito Trust Construction Co., Ltd.	2,100	110,786
	Daiwa Securities Group, Inc.	55,000	624,043
	Denki Kagaku Kogyo	43,000	163,610
	Denso Corp.	33,800	1,288,940
	East Japan Railway Co.	43	300,748
	Eisai Co., Ltd.	2,700	138,284
	Electric Power Development Co.	1,300	54,132
	Fanuc Ltd.	2,200	190,928
	Fuji Electric Holdings Co., Ltd.	7,000	38,066
	Fuji Heavy Industries Ltd.	76,000	438,630
	Fujitsu Ltd.	26,000	212,082
	Hankyu Department Stores	7,000	57,518
	Hisamitsu Pharmaceutical Co.	1,600	46,103
	Hitachi Capital Corp.	14,900	294,293
	Hitachi Ltd.	18,000	103,886
	Honda Motor Co., Ltd.	24,900	881,416
	Ibiden Co., Ltd.	15,500	812,406
	Isetan Co., Ltd.	4,500	79,261
	JFE Holdings, Inc.	7,600	305,417
	Joyo Bank Ltd.	24,000	140,156
	KDDI Corp.	23	143,363
	Kamigumi Co., Ltd.	10,000	$81,997
	Kansai Electric Power Co., Inc.	18,500	436,578
	Kawasaki Kisen Kaisha Ltd.	19,000	135,163
	Kenwood Corp.	17,000	32,850
	Kikkoman Corp.	4,000	45,146
	Komatsu Ltd.	16,000	288,658
	Kubota Corp.	28,000	244,915
	Kureha Corp.	83,000	373,289
	Kyocera Corp.	1,500	134,539
	Kyowa Hakko Kogyo Co., Ltd.	38,000	292,420
	Kyushu Electric Power Co., Inc.	7,700	180,065
	Leopalace21 Corp.	5,000	188,107
	Maeda Road Construction Co., Ltd.	8,000	55,269
	Makita Corp.	6,300	187,457
	Marubeni Corp.	44,000	225,352
	Matsushita Electric Industrial Co., Ltd.	21,000	439,015
	Mazda Motor Corp.	12,000	81,159
	Millea Holdings, Inc.	8,000	302,339
	Ministop Co., Ltd.	13,000	223,975
	Mitsubishi Chemicals Holdings Corp.	18,000	115,121
	Mitsubishi Corp.	11,900	229,952
	Mitsubishi Electric Corp.	24,000	209,311
	Mitsubishi Estate Co., Ltd.	9,000	215,467
	Mitsubishi Gas Chemical Co., Inc.	14,000	133,350
	Mitsubishi Materials Corp.	34,000	134,017
	Mitsubishi Rayon Co., Ltd.	12,000	75,721
	Mitsubishi UFJ Financial Group, Inc.	76	955,239
	Mitsui & Co., Ltd.	17,000	232,132
	Mitsui Fudosan Co., Ltd.	2,000	49,250
	Mitsui Mining & Smelting Co., Ltd.	20,000	96,789
	Mitsui OSK Lines Ltd.	18,000	150,058
	Mitsui Sumitomo Insurance Co., Ltd.	7,000	87,085
	Mizuho Financial Group, Inc.	94	732,196
	Mori Seiki Co., Ltd.	8,500	177,697
	Murata Manufacturing Co., Ltd.	600	41,965
	NEC Corp.	15,000	77,209
	NGK Spark Plug Co., Ltd.	6,000	126,459
	NSK Ltd.	41,700	349,416
	NTT DoCoMo, Inc.	275	420,888
	Nidec Corp.	10,500	803,514
	Nifco, Inc.	16,000	328,331
	Nikko Cordial Corp.	3,500	41,926
	Nikon Corp.	8,000	164,508
	Nippon Kayaku Co., Ltd.	3,000	24,240
	Nippon Mining Holdings, Inc.	24,500	183,088
	Nippon Oil Corp.	50,000	371,938
	Nippon Paint Co., Ltd.	14,000	$75,174
	Nippon Sheet Glass Co., Ltd.	38,000	170,578
	Nippon Shinyaku Co., Ltd.	300	2,468
	Nippon Shokubai Co., Ltd.	7,000	74,995
	Nippon Steel Corp.	146,000	594,211
	Nippon Telephone & Telegraph Corp.	166	835,997
	Nippon Yusen KK	20,000	129,794
	Nissan Motor Co., Ltd.	90,700	1,086,492
	Nisshin Oillio Group Ltd.	9,000	52,636
	Nisshinbo Industries, Inc.	4,000	40,631
	Nitto Denko Corp.	10,500	598,820
	Nomura Holdings, Inc.	48,900	863,396
	OJI Paper Co., Ltd.	55,000	291,565
	Ono Pharmaceutical Co., Ltd.	3,200	156,231
	ORIX Corp.	4,730	1,332,594
	Obayashi Corp.	18,000	118,045
	Osaka Gas Co., Ltd.	28,000	101,030
	Pacific Metals Co.	7,000	60,151
	Rengo Co., Ltd.	12,000	76,645
	Resona Holdings, Inc.	66	200,898
	Ricoh Co., Ltd.	9,000	177,761
	SMC Corp.	5,700	778,812
	Santen Pharmaceutical Co., Ltd.	2,600	67,804
	Seven & I Holdings Co., Ltd.	4,600	147,493
	Sharp Corp.	49,000	873,541
	Shimachu Co., Ltd.	2,600	74,473
	Shimizu Corp.	16,000	94,942
	Shin-Etsu Chemical Co., Ltd.	3,400	222,975
	Shinmaywa Industries Ltd.	24,000	118,199
	Shinsei Bank Ltd.	14,000	80,800
	Showa Shell Sekiyu KK	33,200	372,153
	Softbank Corp.	3,200	70,044
	Sony Corp.	6,600	273,695
	Sumitomo Bakelite Co., Ltd.	26,000	197,187
	Sumitomo Corp.	56,200	739,050
	Sumitomo Chemical Co., Ltd.	34,000	242,452
	Sumitomo Electric Industries Ltd.	9,000	127,434
	Sumitomo Metal Industries Ltd.	53,000	199,393
	Sumitomo Metal Mining Co., Ltd.	10,000	131,418
	Sumitomo Mitsui Financial Group, Inc.	147	1,608,824
	Sumitomo Realty & Development Co., Ltd.	3,000	99,525
	Sumitomo Trust & Banking Co., Ltd.	15,000	161,344
	TDK Corp.	800	62,588
	THK Co.	32,000	813,988
	Taiheiyo Cement Corp.	30,000	120,559
	Takeda Pharmaceutical Co., Ltd.	9,000	577,915
	Takefuji Corp.	1,430	$51,842
	Tanabe Seiyaku Co., Ltd.	13,000	160,062
	Teijin Ltd.	24,000	134,000
	Toagosei Co., Ltd.	10,000	38,391
	Tobu Railway Co.	14,000	68,950
	Tohoku Electric Power Co., Inc.	10,800	239,169
	Tokyo Electric Power Co., Inc.	10,800	313,967
	Tokyo Electron Ltd.	3,300	246,608
	Tokyo Gas Co., Ltd.	11,000	56,150
	Toshiba Corp.	53,000	335,343
	Tosoh Corp.	19,000	80,416
	Toyo Suisan Kaisha Ltd.	5,000	73,062
	Toyo Tire & Rubber Co., Ltd.	69,000	309,735
	Toyota Motor Corp.	35,900	2,127,203
	UNY Co., Ltd.	13,000	163,285
	USS Co., Ltd.	820	52,023
	West Japan Railway Co.	20	85,503
	Yamada Denki Co., Ltd.	6,000	597,153
	Yamaha Corp.	10,800	230,858
	Yamaha Motor Co., Ltd.	5,400	147,749
	Yokohama Rubber Co., Ltd.	70,000	351,930

	TOTAL JAPAN		$43,324,508

	MEXICO - 0.2%
	Telefonos de Mexico SA de CV	268,300	354,493

	NETHERLANDS - 2.7%
[7]	ASM Lithography Holding NV	6,391	146,170
	Aegon NV	31,400	577,492
	ING Groep NV	54,204	2,401,257
	Koninklijke KPN NV	100,110	1,337,756
	Koninklijke Philips Electronics NV	2,400	83,838
	Mittal Steel Co. NV	20,842	894,869
	Randstad Holdings NV	5,492	345,916
	Unilever NV	10,977	270,672

	TOTAL NETHERLANDS		$6,057,970

	NEW ZEALAND - 0.1%
	Auckland International Airport Ltd.	14,253	19,477
	Fisher & Paykel Appliances Holdings Ltd.	55,900	142,289
	Kiwi Income Property Trust	10,912	9,941
	Telecom Corp. of New Zealand Ltd.	30,861	96,539

	TOTAL NEW ZEALAND		$268,246

	NORWAY - 1.2%
	Aker Kvaerner	2,100	218,454
	Norsk Hydro ASA	14,000	321,791
	Orkla ASA	11,020	564,752
[7]	PAN Fish ASA	152,000	119,054
[7]	Petroleum Geo-Services ASA	9,620	$559,966
	Statoil ASA	16,700	422,172
[7]	Subsea 7, Inc.	10,900	197,595
[7]	TGS Nopec Geophysical Co. ASA	5,000	89,110
	Telenor ASA	9,515	150,290

	TOTAL NORWAY		$2,643,184

	PORTUGAL - 0.2%
	Banco Comercial Portugues SA	66,500	216,429
	Energias de Portugal SA	56,794	255,151

	TOTAL PORTUGAL		$471,580

	SINGAPORE - 1.1%
	CapitaLand Ltd.	10,000	35,008
[7]	Chartered Semi Conductors	4,000	3,058
	City Developments Ltd.	5,000	35,329
	DBS Group Holdings Ltd.	53,000	694,501
	Fraser & Neave Ltd.	5,000	14,260
	Keppel Corp., Ltd.	79,600	807,862
	MobileOne Ltd.	141,000	179,329
	Neptune Orient Lines Ltd.	3,000	3,912
	Overseas Chinese Banking Corp.	18,000	80,935
	SembCorp Industries Ltd.	9,000	21,159
	Sia Engineering Co.	5,000	12,012
	Singapore Airlines Ltd.	37,000	361,254
	Singapore Exchange Ltd.	5,000	14,453
	Singapore Land	2,000	10,920
	Singapore Petrol	2,000	5,832
	Singapore Post	8,000	5,139
	Singapore Press Holdings Ltd.	10,000	26,850
	Singapore Technologies Engineering Ltd.	6,000	11,408
	Singapore Telecommunications Ltd.	45,600	77,621
	SMRT Corp. Ltd.	10,000	7,194
[7]	Stats Chippac Ltd.	9,000	5,694
	Suntec Real Estate Investment Trust	12,000	11,948
	UOL Group Ltd.	5,000	12,847
	United Overseas Bank Ltd.	9,000	102,325

	TOTAL SINGAPORE		$2,540,850

	SOUTH AFRICA - 0.3%
	Remgro Ltd.	17,600	371,413
	Sanlam Ltd.	76,100	180,791
	Telkom SA Ltd.	12,300	228,325

	TOTAL SOUTH AFRICA		$780,529

	SPAIN - 4.6%
	Banco Bilbao Vizcaya Argentaria SA	128,224	3,096,301
	Banco Santander Central Hispano SA	155,840	2,697,064
	Gestevision Telecinco SA	9,393	246,839
	Inditex SA	10,160	$485,751
	Repsol YPF SA	17,800	590,671
	Telefonica SA	162,651	3,134,631

	TOTAL SPAIN		$10,251,257

	SWEDEN - 1.1%
	Electrolux AB	17,800	325,937
	Husqvarna AB	7,800	95,578
	Nordea Bank AB	89,500	1,233,004
	Volvo AB	12,400	775,172

	TOTAL SWEDEN		$2,429,691

	SWITZERLAND - 7.3%
	ABB Ltd.	47,250	702,645
[7]	Actelion	1,757	295,882
	Baloise Holdings AG	3,500	334,794
	Credit Suisse Group	22,506	1,356,818
	Helvetia Holding AG	1,000	315,502
	Holcim Ltd.	10,150	873,811
	Nestle SA	2,804	957,920
	Novartis AG	43,718	2,653,196
[7]	OC Oerlikon Corp. AG	978	371,256
	Roche Holding AG	9,392	1,643,534
	Serono SA	423	369,600
	Swiss Reinsurance	14,776	1,211,488
	Swisscom AG	1,300	454,041
[7]	Syngenta AG	7,553	1,219,724
	Synthes, Inc.	5,032	570,729
	UBS AG	27,126	1,620,081
	Zurich Financial Services AG	5,219	1,290,014

	TOTAL SWITZERLAND		$16,241,035

	TURKEY - 0.1%
	Tupras (Turkiye Petrol Rafine)	10,800	179,352

	UNITED KINGDOM - 19.8%
	ARM Holdings PLC	371,092	833,524
	AWG PLC	2,213	67,585
	Alliance & Leicester PLC	16,300	347,309
	AstraZeneca PLC	39,014	2,305,566
	Atkins WS PLC	8,017	133,736
	BHP Billiton PLC	38,500	742,485
	BP PLC	208,608	2,319,932
	BT Group PLC	391,985	2,080,560
	Barclays PLC	278,585	3,759,757
	Bradford & Bingley PLC	28,100	247,642
[7]	British Airways PLC	116,895	1,024,606
	British American Tobacco PLC	14,876	405,503
	British Insurance Holdings PLC	54,500	$336,835
	British Sky Broadcasting PLC	87,499	905,479
	Brown Group PLC	43,600	220,606
[7]	CSR PLC	5,471	79,002
	Carnival PLC	17,437	851,173
[7]	Charter PLC	9,240	162,509
	Cookson Group PLC	15,955	176,523
	Corus Group PLC	2,311	20,609
	Countrywide PLC	26,355	258,783
	DSG International PLC	114,200	473,807
	Dairy Crest Group PLC	13,900	162,006
	EMI Group PLC	45,379	233,286
	First Choice Holidays PLC	70,490	302,878
	GKN PLC	80,800	470,867
	Gallaher Group PLC	37,923	643,826
	GlaxoSmithKline PLC	78,970	2,108,948
	HBOS PLC	33,817	701,197
	HSBC Holdings PLC	42,455	804,991
	Hanson PLC	17,600	243,907
	Imperial Chemical Industries PLC	75,400	585,025
	Imperial Tobacco Group PLC	36,708	1,300,314
	Kesa Electricals PLC	26,701	178,649
	Lloyds TSB Group PLC	21,200	226,262
	Marks & Spencer Group PLC	58,467	732,186
	Michael Page International PLC	91,918	708,366
	Mitchells & Butlers PLC	17,452	198,412
	National Grid PLC	67,895	867,737
	Northumbrian Water Group PLC	33,600	185,872
	Old Mutual PLC	45,300	146,468
	Premier Farnell PLC	118,640	422,071
	Prudential PLC	76,961	943,234
	RHM PLC	67,000	347,312
	Reckitt Benckiser PLC	29,743	1,294,153
	Rio Tinto PLC	29,604	1,633,143
[7]	Rolls-Royce Group PLC	1,529,252	444,479
	Royal & Sun Alliance Insurance Group	168,500	474,097
	Royal Bank of Scotland Group PLC, Edinburgh	50,198	1,788,706
	Royal Dutch Shell PLC	37,916	1,314,898
	Royal Dutch Shell PLC, B Shares	39,600	1,418,621
	Scottish Power PLC	30,600	381,454
	Smith & Nephew PLC	79,899	780,727
	Tate & Lyle PLC	64,521	969,846
	Taylor Woodrow PLC	37,639	261,166
	Tesco PLC	93,547	702,183
	Tomkins PLC	45,310	210,027
	Unilever PLC	21,602	536,101
	Vodafone Group PLC	418,214	$1,076,982
	William Hill PLC	13,558	168,365

	TOTAL UNITED KINGDOM		$43,722,293

	UNITED STATES - 6.1%
	Aracruz Celulose SA	10,700	588,714
	Au Optronics Corp.	16,377	222,400
	Cameco Corp.	16,039	563,450
	Chunghwa Telecom Co., Ltd.	31,000	566,990
	Elec & Eltek International Co., Ltd.	9,000	24,210
	HDFC Bank Ltd.	9,700	671,822
	Infosys Technologies Ltd.	16,400	854,440
	JSC MMC Norilsk Nickel	4,000	591,000
	Koninklijke Philips Electronics NV	17,507	609,769
	Kookmin Bank	6,700	531,712
	Korea Electric Power Corp.	25,600	506,368
	Manulife Financial Corp.	29,800	966,414
	POSCO	11,500	810,980
	PetroChina Co., Ltd.	500	55,195
	Petroleo Brasileiro SA	6,300	510,048
	Samsung Electronics Co., Ltd.	1,244	403,367
	Samsung Electric Ltd.	682	221,139
	SAP AG	11,900	590,716
	State Bank of India Ltd.	6,300	396,900
	Suncor Energy, Inc.	9,016	691,076
	Taiwan Semiconductor Manufacturing Co., Ltd.	70,260	681,522
	Teva Pharmaceutical Industries Ltd.	19,700	649,509
	Total SA	16,100	1,097,054
	Wal-Mart de Mexico SA de CV	17,599	611,125

	TOTAL UNITED STATES		$13,415,920

TOTAL COMMON STOCKS (IDENTIFIED COST $179,658,013)			$213,584,393

Description		Principal Amount or Shares	Value in U.S. Dollars
U.S. TREASURY - 10.0%
[1]	United States Treasury Bill, 5.00%, 11/2/2006 (IDENTIFIED COST $21,996,944)	$22,000,000	$21,996,944

MUTUAL FUNDS - 12.1%
[6]	MTB Prime Money Market Fund, Corporate Shares	6,720,636	6,720,636
	Prudential Funding Corp. IAM Coml	8,179,000	8,179,000
	Prudential Funding LLC	7,346,000	7,346,000
	SSgA Money Market Fund	4,592,415	4,592,415

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$26,838,051

TOTAL INVESTMENTS - 118.6% (IDENTIFIED COST $228,493,008)			$262,419,388

OTHER ASSETS AND LIABILITIES - NET - (18.6)%			$(41,133,823)

TOTAL NET ASSETS - 100%			$221,285,565

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at October 31, 2006.

(1) Discount rate at time of purchase.

(2) Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$2,981,293	4.8%
U.S. Government Bond Fund	1,191,388	0.7%
Virginia Municipal Bond Fund	275,858	1.3%
Intermediate-Term Bond Fund	1,069,680	0.5%
Income Fund	4,827,048	3.7%
Balanced Fund	944,086	2.0%

(3) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$2,981,293	4.8%
U.S. Government Bond Fund	1,191,388	0.7%
Intermediate-Term Bond Fund	1,069,680	0.5%
Income Fund	4,827,048	3.7%
Balanced Fund	944,086	2.0%

(4) Current rate and next reset date shown for Variable Rate Demand Notes.

(5) At October 31, 2006, 2.5% of the total investments at market value were subject to the alternative minimum tax for New York Municipal Bond Fund, 0.4% for Maryland Municipal Bond Fund and 14.9% for Virginia Municipal Bond Fund. At October 31, 2006, the Pennsylvania Municipal Bond Fund held no securities that are subject to the federal alternative minimum tax.

(6) Affiliated company.

(7) Non-income producing security.

At October 31, 2006, the International Equity Fund had the following outstanding long futures contracts:

	Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]	MSCI Pan Euro Index Futures	120	2,841,600	December 2006	$(11,706)
[7]	TOPIX Index Futures	10	161,350,000	December 2006	$(8,596)
	NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS				$(20,302)

Options Written

At October 31, 2006, the Mid Cap Growth Fund and Small Cap Growth Fund had the following outstanding written options contracts:

Mid Cap Growth Fund:

Security	Expiration Date	Exercise Price	Contracts		Value
Cephalon, Inc.	November 2006	$65.00	65		$45,500
Cephalon, Inc.	January 2007	$70.00	65		$34,450
				TOTAL	$79,950

Small Cap Growth Fund:

Security	Expiration Date	Exercise Price	Contracts	Value
Digene Corp.	November 2006	$50.00	90	$7,650

The following acronyms are used throughout this report:

ADR - American Depositary Receipt	HFA - Housing Finance Agency
AMBAC - American Municipal Bond Assurance Corporation	IDA - Industrial Development Authority
AMT - Alternative Minimum Tax	IDFA - Industrial Development Finance Authority
ARM - Adjustable Rate Mortgage	INS - Insured
CIFG - CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee	LIQ - Liquidity Agreement
COL - Collateralized	LOC(s) - Letter(s) of Credit
EDA - Economic Development Authority	LT - Limited Tax
EDRB - Economic Development Revenue Bonds	MFH - Multifamily Housing
ETM - Escrowed to Maturity	MHF - Maryland Housing Fund
FGIC - Financial Guaranty Insurance Corporation	MTN - Medium Term Note
FHA - Federal Housing Administration	PCA - Pollution Control Authority
FNMA - Federal National Mortgage Association	PRF - Prerefunded
FSA - Financial Security Assurance	REMIC - Real Estate Mortgage Investment Conduit
GNMA - Government National Mortgage Association	SFM - Single Family Mortgage
GO - General Obligation	UT - Unlimited Tax
GTD - Guaranteed	VRDNs - Variable Rate Demand Notes
HEFA - Health and Education Facilities Authority

MTB Fund	Cost of Investments for Federal Tax Purposes
Short Duration Government Bond Fund	$192,990,262
Short-Term Corporate Bond Fund	62,009,799
U.S. Government Bond Fund	181,330,634
New York Municipal Bond Fund	94,257,234
Pennsylvania Municipal Bond Fund	137,268,571
Maryland Municipal Bond Fund	143,547,178
Virginia Municipal Bond Fund	19,376,782
Intermediate-Term Bond Fund	223,908,751
Income Fund	134,356,725
Managed Allocation Fund - Conservative Growth	13,986,551
Managed Allocation Fund - Moderate Growth	61,201,960
Managed Allocation Fund - Aggressive Growth	28,224,275
Balanced Fund	44,690,144
Equity Income Fund	53,194,160
Large Cap Value Fund	149,994,719
Equity Index Fund	82,008,556
Large Cap Stock Fund	208,290,506
Large Cap Growth Fund	46,022,210
Multi Cap Growth Fund	39,785,228
Mid Cap Stock Fund	111,702,843
Mid Cap Growth Fund	65,496,470
Small Cap Stock Fund	121,564,459
Small Cap Growth Fund	149,741,809
International Equity Fund	228,493,008

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund

ASSETS:
Investments in repurchase agreements	$ --	$ 161,645	$ 14,933,062	$ --	$ --
Investments in securities	190,295,154	61,643,916	166,280,386	97,436,236	142,666,874

TOTAL INVESTMENTS IN SECURITIES, AT VALUE	190,295,154	61,805,561	181,213,448	97,436,236	142,666,874

Cash	--	--	8,190	792,207	1,581,450
Income receivable	1,244,989	784,283	1,536,865	1,372,295	1,951,213
Receivable for shares sold	9,784	13,543	507,515	15,771	65,328
Receivable for investments sold	--	--	176	--	--

TOTAL ASSETS	191,549,927	62,603,387	183,266,194	99,616,509	146,264,865

LIABILITIES:
Payable for investments purchased	--	--	11,034,479	--	--
Payable to bank	--	--	--	--	--
Income distribution payable	327,347	136,403	271,447	148,070	379,832
Payable for shares redeemed	134,775	118,432	44,896	159,206	--
Payable for transfer and dividend disbursing agent fees and expenses	10,267	4,592	27,957	14,017	8,209
Payable for audit fees	6,953	6,870	7,010	7,080	6,789
Payable for portfolio accounting fees	18,950	7,924	16,869	10,306	14,124
Payable for distribution services fee (Note 5)	421	37	2,017	811	860
Payable for shareholder services fee (Note 5)	513	9	2,264	7,947	184
Accrued expenses	16,781	2,707	3,847	2,758	2,697

TOTAL LIABILITIES	516,007	276,974	11,410,786	350,195	412,695

NET ASSETS	$ 191,033,920	$ 62,326,413	$ 171,855,408	$ 99,266,314	$ 145,852,170

NET ASSETS CONSIST OF:
Paid-in capital	$ 196,001,187	$ 64,095,520	$ 182,383,385	$ 96,301,317	$ 141,745,517
Net unrealized appreciation (depreciation) of investments	(2,661,457)	(204,238)	443,165	3,146,665	5,283,941
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,350,368)	(1,565,414)	(10,977,375)	(182,973)	(1,190,421)
Undistributed (distributions in excess of) net investment income	44,558	545	6,233	1,305	13,133

TOTAL NET ASSETS	$ 191,033,920	$ 62,326,413	$ 171,855,408	$ 99,266,314	$ 145,852,170

Class A Shares	$ 3,968,883	$ 88,349	$ 49,811,568	$ 58,223,542	$ 5,791,926

Class B Shares	$ 124,694	$ 38,223	$ 281,351	$ 1,272,986	$ 869,792

Institutional I Shares	$ 186,940,343	$ 62,199,841	$ 121,762,489	$ 39,769,786	$ 139,190,452

SHARES OUTSTANDING:
Class A Shares	415,007	9,015	5,375,202	5,514,534	570,200

Class B Shares	13,039	3,901	30,363	120,573	85,628

Institutional I Shares	19,547,405	6,347,118	13,140,212	3,766,829	13,703,128

See Notes which are an integral part of the Financial Statements

Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ --	$ --	$ 26,811,326	$ 10,257,324	$ --	$ --
149,058,677	20,174,160	196,076,756	124,088,811	14,030,034	63,173,181

149,058,677	20,174,160	222,888,082	134,346,135	14,030,034	63,173,181

1,698,785	--	--	--	--	--
2,178,632	301,690	1,703,561	1,482,931	36,846	81,938
40,267	366,208	130,951	64,813	7,176	64,605
--	--	--	--	--	--

152,976,361	20,842,058	224,722,594	135,893,879	14,074,056	63,319,724

2,000,000	--	21,593,866	6,213,335	--	--
--	305,352	--	--	--	--
326,258	11,515	561,371	277,575	--	--
48,615	3,069	68,318	399,404	7,008	36,655
6,133	6,303	5,731	5,883	11,259	41,880
7,384	7,197	6,785	6,505	6,910	6,956
15,684	4,273	19,978	13,193	3,280	7,943
5,790	4,377	155	2,310	1,613	18,414
367	--	304	5,080	--	9,242
3,090	9,377	2,659	2,586	1,583	2,730

2,413,321	351,463	22,259,167	6,925,871	31,653	123,820

$ 150,563,040	$ 20,490,595	$ 202,463,427	$ 128,968,008	$ 14,042,403	$ 63,195,904

$ 144,660,469	$ 19,444,872	$ 218,028,609	$ 130,504,473	$ 13,584,806	$ 57,750,637
5,444,342	786,772	(494,157)	167,390	43,483	1,971,221
450,311	254,826	(15,023,901)	(1,692,403)	385,517	3,321,756
7,918	4,125	(47,124)	(11,452)	28,597	152,290

$ 150,563,040	$ 20,490,595	$ 202,463,427	$ 128,968,008	$ 14,042,403	$ 63,195,904

$ 49,800,579	$ 20,490,595	$ 1,680,275	$ 6,773,010	$ 10,666,860	$ 40,677,147

$ 1,808,956	$ --	$ 132,519	$ 1,376,317	$ 3,375,543	$ 22,518,757

$ 98,953,505	$ --	$ 200,650,633	$ 120,818,681	$ --	$ --

4,889,593	1,847,725	171,266	688,233	1,054,705	3,807,227

177,261	--	13,507	141,743	334,808	2,136,858

9,706,065	--	20,451,313	12,442,283	--	--

October 31, 2006 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized
Class A Shares	$ 9.56	$ 9.80	$ 9.27	$ 10.56	$ 10.16

Class B Shares	$ 9.56	$ 9.80	$ 9.27	$ 10.56	$ 10.16

Institutional I Shares	$ 9.56	$ 9.80	$ 9.27	$ 10.56	$ 10.16

Offering Price Per Share*
Class A Shares	$ 9.86 ****	$ 10.10 ****	$ 9.71 **	$ 11.06 **	$ 10.64 **

Class B Shares	$ 9.56	$ 9.80	$ 9.27	$ 10.56	$ 10.16

Institutional I Shares	$ 9.56	$ 9.80	$ 9.27	$ 10.56	$ 10.16

Redemption Proceeds Per Share*
Class A Shares	$ 9.56	$ 9.80	$ 9.27	$ 10.56	$ 10.16

Class B Shares	$ 9.08 *****	$ 9.31 *****	$ 8.81 *****	$ 10.03 *****	$ 9.65 *****

Institutional I Shares	$ 9.56	$ 9.80	$ 9.27	$ 10.56	$ 10.16

Investments, at identified cost	$ 192,956,611	$ 62,009,799	$ 180,770,283	$ 94,289,571	$ 137,382,933

Investments in affiliated issuers	$ --	$ --	$ --	$ --	$ 8,670,714

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/95.5 of net asset value.

*** Computation of offering price per share 100/96.00 of net asset value.

**** Computation of offering price per share 100/97.00 of net asset value.

***** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 10.19	$ 11.09	$ 9.81	$ 9.84	$ 10.11	$ 10.68

$ 10.21	$ --	$ 9.81	$ 9.71	$ 10.08	$ 10.54

$ 10.20	$ --	$ 9.81	$ 9.71	$ --	$ --

$ 10.67 **	$ 11.61 **	$ 10.27 **	$ 10.30 **	$ 10.53 ***	$ 11.18 **

$ 10.21	$ --	$ 9.81	$ 9.71	$ 10.08	$ 10.54

$ 10.20	$ --	$ 9.81	$ 9.71	$ --	$ --

$ 10.19	$ 11.09	$ 9.81	$ 9.84	$ 10.11	$ 10.68

$ 9.70 *****	$ --	$ 9.32 *****	$ 9.22 *****	$ 9.58 *****	$ 10.01 *****

$ 10.20	$ --	$ 9.81	$ 9.71	$ --	$ --

$ 143,614,335	$ 19,387,388	$ 223,382,239	$ 134,178,745	$ 13,986,551	$ 61,201,960

$ 2,523,397	$ --	$ --	$ --	$ 14,030,034	$ 63,173,181

October 31, 2006 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

ASSETS:
Investments in securities, at value	$ 30,105,652	$ 47,394,314
Cash	--	151
Income receivable	8,181	204,210
Receivable for shares sold	7,348	274,330
Receivable for investments sold	--	41,260

TOTAL ASSETS	30,121,181	47,914,265

LIABILITIES:
Payable for investments purchased	--	788,317
Payable to bank	--	--
Payable for shares redeemed	17,617	394,622
Payable for transfer and dividend disbursing agent fees and expenses	27,068	20,765
Payable for audit fees	7,109	6,603
Payable for portfolio accounting fees	5,076	7,367
Payable for distribution services fee (Note 5)	4,636	8,718
Payable for shareholder services fee (Note 5)	--	2,458
Accrued expenses	2,043	3,462

TOTAL LIABILITIES	63,549	1,232,312

NET ASSETS	$ 30,057,632	$ 46,681,953

NET ASSETS CONSIST OF:
Paid-in capital	$ 26,313,318	$ 87,829,251
Net unrealized appreciation of investments and translation of assets & liabilities in foreign currency	1,881,377	2,704,170
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	1,955,903	(43,923,287)
Undistributed (distributions in excess of) net investment income	(92,966)	71,819

TOTAL NET ASSETS	$ 30,057,632	$ 46,681,953

Class A Shares	$ 20,379,998	$ 20,579,265

Class B Shares	$ 9,677,634	$ 6,879,781

Institutional I Shares	$ --	$ 19,222,907

SHARES OUTSTANDING:
Class A Shares	1,878,140	1,452,491

Class B Shares	914,244	485,268

Institutional I Shares	--	1,353,152

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 56,587,616	$ 171,318,332	$ 107,298,137	$ 271,204,408	$ 51,514,376	$ 44,713,407
429,619	--	--	--	--	--
76,069	169,196	93,772	121,863	26,317	22,739
94	67,040	87,658	154,616	1,127	200,049
1,130,551	--	557,902	1,670,630	--	279,176

58,223,949	171,554,568	108,037,469	273,151,517	51,541,820	45,215,371

--	2,681,228	175,945	--	490,204	429,765
--	--	279,663	--	--	39,098
1,241,240	1,739,913	296,184	907,027	623,413	245,659
9,644	16,014	13,908	24,010	11,873	6,269
6,798	7,483	7,757	6,474	6,835	6,432
7,991	17,588	12,150	29,429	7,102	5,965
958	5,019	1,356	11,538	1,091	7,364
2,623	13,779	249	23,023	2,807	2,111
820	1,926	3,779	27,030	7,121	3,770

1,270,074	4,482,950	790,991	1,028,531	1,150,446	746,433

$ 56,953,875	$ 167,071,618	$ 107,246,478	$ 272,122,986	$ 50,391,374	$ 44,468,938

$ 48,225,841	$ 135,387,798	$ 103,743,719	$ 231,494,376	$ 47,272,856	$ 75,075,234
3,393,456	21,323,613	25,289,581	62,913,902	5,492,166	4,928,179
5,305,844	10,268,993	(21,845,710)	(22,493,068)	(2,469,917)	(35,551,350)
28,734	91,214	58,888	207,776	96,269	16,875

$ 56,953,875	$ 167,071,618	$ 107,246,478	$ 272,122,986	$ 50,391,374	$ 44,468,938

$ 4,562,115	$ 34,560,916	$ 4,507,144	$ 32,901,718	$ 1,945,413	$ 18,461,219

$ 315,317	$ 1,354,539	$ 656,269	$ 6,930,945	$ 1,315,353	$ 5,746,950

$ 52,076,443	$ 131,156,163	$ 102,083,065	$ 232,290,323	$ 47,130,608	$ 20,260,769

503,808	2,621,910	393,819	3,710,629	226,662	1,100,575

34,983	104,175	57,497	827,049	161,877	360,895

5,779,938	9,948,476	8,918,386	26,381,820	5,490,711	1,187,332

October 31, 2006 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized
Class A Shares	$ 10.85	$ 14.17

Class B Shares	$ 10.59	$ 14.18

Institutional I Shares	$ --	$ 14.21

Offering Price Per Share*
Class A Shares	$ 11.42 **	$ 14.99 ***

Class B Shares	$ 10.59	$ 14.18

Institutional I Shares	$ --	$ 14.21

Redemption Proceeds Per Share*
Class A Shares	$ 10.85	$ 14.17

Class B Shares	$ 10.06 ****	$ 13.47 ****

Institutional I Shares	$ --	$ 14.21

Investments, at identified cost	$ 28,224,275	$ 44,690,144

Investments in affiliated issuers	$ 30,105,652	$ 1,869,458

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/95 of net asset value.

*** Computation of offering price per share 100/94.50 of net asset value.

**** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 9.06	$ 13.18	$ 11.45	$ 8.87	$ 8.58	$ 16.77

$ 9.01	$ 13.00	$ 11.41	$ 8.38	$ 8.13	$ 15.92

$ 9.01	$ 13.18	$ 11.45	$ 8.80	$ 8.58	$ 17.06

$ 9.59 ***	$ 13.95 ***	$ 12.12 ***	$ 9.39 ***	$ 9.08 ***	$ 17.75 ***

$ 9.01	$ 13.00	$ 11.41	$ 8.38	$ 8.13	$ 15.92

$ 9.01	$ 13.18	$ 11.45	$ 8.80	$ 8.58	$ 17.06

$ 9.06	$ 13.18	$ 11.45	$ 8.87	$ 8.58	$ 16.77

$ 8.56 ****	$ 12.35 ****	$ 10.84 ****	$ 7.96 ****	$ 7.72 ****	$ 15.12 ****

$ 9.01	$ 13.18	$ 11.45	$ 8.80	$ 8.58	$ 17.06

$ 53,194,160	$ 149,994,719	$ 82,008,556	$ 208,290,506	$ 46,022,210	$ 39,785,228

$ 1,972,946	$ 6,212,041	$ --	$ 146,253	$ 3,261,830	$ 907,081

October 31, 2006 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

ASSETS:
Investments in securities, at value	$128,391,910	$80,062,397	$137,521,660	$164,001,329	$262,419,388
Cash denominated in foreign currencies (identified cost $847,872)	--	--	--	--	855,372
Income receivable	145,635	30,955	97,450	48,199	341,817
Receivable for shares sold	8,427	161,204	107,736	85,063	45,972
Receivable for foreign exchange contracts	--	--	--	--	106,318
Receivable for investments sold	804,226	536,623	7,249	9,042,176	447,724
Receivable for daily variation margin	--	--	--	--	217,651

TOTAL ASSETS	129,350,198	80,791,179	137,734,095	173,176,767	264,434,242

LIABILITIES:
Payable for investments purchased	117,097	100,974	--	4,283,368	42,975,397
Payable to bank	--	516,565	--	191,842	928
Payable for shares redeemed	26,801	184,795	744,754	360,158	80,392
Payable for foreign exchange contracts	--	--	--	--	459
Written options, at value (premium of $44,524, $17,774)	--	79,950	--	7,650	--
Payable for transfer and dividend disbursing agent fees and expenses	34,918	10,789	10,783	61,498	19,644
Payable for portfolio accounting fees	16,935	10,238	18,721	19,126	18,450
Payable for distribution services fee (Note 5)	8,821	1,385	1,037	12,896	2,435
Payable for shareholder services fee (Note 5)	11,079	5,515	36,873	9,230	13,462
Accrued expenses	10,254	2,771	6,836	6,436	37,510

TOTAL LIABILITIES	225,905	912,982	819,004	4,952,204	43,148,677

NET ASSETS	$129,124,293	$79,878,197	$136,915,091	$168,224,563	$221,285,565

NET ASSETS CONSIST OF:
Paid-in capital	$ 96,676,588	$ 54,881,267	$ 81,943,985	$134,124,503	$179,157,243
Net unrealized appreciation of investments, futures contracts, options and translation of assets & liabilities in foreign currency	16,689,067	14,530,501	15,957,201	14,269,644	33,862,850
Accumulated net realized gain on investments, options and foreign currency transactions	15,347,482	10,596,369	38,897,600	20,316,529	7,226,211
Undistributed (distributions in excess of) net investment income	411,156	(129,940)	116,305	(486,113)	1,039,261

TOTAL NET ASSETS	$129,124,293	$ 79,878,197	$136,915,091	$168,224,563	$221,285,565

Class A Shares	$ 43,303,977	$ 6,748,102	$ 5,645,791	$ 53,273,956	$ 11,806,403

Class B Shares	$ 2,892,546	$ 570,300	$ 1,434,879	$ 2,607,858	$ 923,601

Class C Shares	$ --	$ --	$ --	$ 312,351	$ --

Institutional I Shares	$ 82,927,770	$ 72,559,795	$129,834,421	$112,030,398	$208,555,561

SHARES OUTSTANDING:
Class A Shares	2,642,215	436,953	572,591	2,608,626	931,920

Class B Shares	188,690	37,687	154,483	133,662	75,004

Class C Shares	--	--	--	15,740	--

Institutional I Shares	5,056,367	4,647,901	13,190,055	5,386,992	16,580,057

See Notes which are an integral part of the Financial Statements

October 31, 2006 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized
Class A Shares	$ 16.39	$ 15.44	$ 9.86	$ 20.42	$ 12.67

Class B Shares	$ 15.33	$ 15.13	$ 9.29	$ 19.51	$ 12.31

Class C Shares	$ --	$ --	$ --	$ 19.84	$ --

Institutional I Shares	$ 16.40	$ 15.61	$ 9.84	$ 20.80	$ 12.58

Offering Price Per Share*
Class A Shares	$ 17.34 **	$ 16.34 **	$ 10.43 **	$ 21.61 **	$ 13.41 **

Class B Shares	$ 15.33	$ 15.13	$ 9.29	$ 19.51	$ 12.31

Class C Shares	$ --	$ --	$ --	$ 19.84	$ --

Institutional I Shares	$ 16.40	$ 15.61	$ 9.84	$ 20.80	$ 12.58

Redemption Proceeds Per Share*
Class A Shares	$ 16.39	$ 15.44	$ 9.86	$ 20.42	$ 12.67

Class B Shares	$ 14.56 ***	$ 14.37 ***	$ 8.83 ***	$ 18.53 ***	$ 11.69 ***

Class C Shares	$ --	$ --	$ --	$ 19.64 ****	$ --

Institutional I Shares	$ 16.40	$ 15.61	$ 9.84	$ 20.80	$ 12.58

Investments, at identified cost	$111,702,843	$ 65,496,470	$121,564,459	$149,741,809	$228,493,008

Investment in affiliated issuers	$ 1,631,355	$ 1,355,657	$ 3,075,327	$ 3	$ 6,720,636

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

*** Computation of redemption price per share 95/100 of net asset value.

**** Computation of redemption price per share 99/100 of net asset value.

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

INVESTMENT INCOME:
Dividends	$ 41,233	$ --	$ --	$ --
Interest	4,351,793	1,525,686	4,283,600	2,095,464

TOTAL INVESTMENT INCOME	4,393,026	1,525,686	4,283,600	2,095,464

EXPENSES:
Investment advisory fee (Note 5)	580,477	234,228	577,629	317,697
Administrative personnel and services fee (Note 5)	57,278	19,811	48,851	26,868
Custodian fees	4,837	1,673	4,126	2,269
Transfer and dividend disbursing agent fees and expenses	16,979	15,238	6,024	25,847
Trustees’ fees	4,065	4,001	4,085	4,129
Auditing fees	7,689	7,607	7,715	7,807
Legal fees	1,889	1,894	1,939	1,951
Portfolio accounting fees	38,749	16,061	33,628	20,424
Distribution services fee--Class A Shares (Note 5)	5,336	221	46,255	63,155
Distribution services fee--Class B Shares (Note 5)	466	178	1,221	4,920
Shareholder services fee--Class A Shares (Note 5)	5,333	223	44,587	53,738
Shareholder services fee--Class B Shares (Note 5)	155	59	409	1,645
Shareholder services fee--Institutional I Shares (Note 5)	236,369	83,370	151,284	48,663
Share registration costs	16,978	16,338	16,380	16,429
Printing and postage	5,801	6,789	7,014	7,173
Insurance premiums	6,745	4,858	6,351	5,244
Miscellaneous	5,086	1,589	2,021	1,157

TOTAL EXPENSES	994,232	414,138	959,519	609,116

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	(98,453)	(79,157)	(22,738)	(132,980)
Waiver of distribution services fee--Class A Shares	(3,205)	(62)	(43,682)	(63,155)
Waiver of distribution services fee--Class B Shares	--	--	--	--
Waiver of shareholder services fee--Class A Shares	(2,136)	(214)	(41,498)	(17,683)
Waiver of shareholder services fee--Class B Shares	(137)	--	(16)	(132)
Waiver of shareholder services fee--Institutional I Shares	(236,369)	(83,370)	(151,284)	(48,663)

TOTAL WAIVERS AND REIMBURSEMENTS	(340,300)	(162,803)	(259,218)	(262,613)

Net expenses	653,932	251,335	700,301	346,503

Net investment income	3,739,094	1,274,351	3,583,299	1,748,961

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	64,167	(114,517)	(749,378)	119,038

Net change in unrealized appreciation (depreciation) of investments	1,494,052	652,444	3,777,931	1,460,092

Net realized and unrealized gain on investments	1,558,219	537,927	3,028,553	1,579,130

Change in net assets resulting from operations	$ 5,297,313	$ 1,812,278	$ 6,611,852	$ 3,328,091

(a) Including $10,184, $12,687, $3,053, $222,102 and $534,051 received from affiliated issuers, respectively (Note 5).

(b) Including realized gain of $63,903 and $613,712 from the sales of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 10,184 (a)	$ 12,687 (a)	$ 3,053 (a)	$ --	$ --	$ 222,102 (a)	$ 534,051 (a)
3,209,003	3,453,833	498,263	5,354,547	3,586,714	--	--

3,219,187	3,466,520	501,316	5,354,547	3,586,714	222,102	534,051

492,297	513,877	75,768	728,768	386,489	17,542	78,764
41,638	43,459	6,409	61,637	38,138	4,154	18,649
10,094	4,735	541	5,205	3,221	351	1,575
16,134	18,977	15,599	15,916	18,383	17,558	55,985
4,010	3,891	3,617	3,956	3,924	4,010	4,001
7,624	7,267	7,255	7,538	7,504	7,612	7,576
1,901	1,578	2,130	1,876	1,871	1,890	1,875
29,257	29,292	7,683	41,278	27,451	6,663	15,549
7,673	60,691	22,579	2,160	8,586	13,275	51,081
3,275	7,109	--	497	5,460	12,801	82,971
7,677	62,282	27,060	2,155	8,753	13,275	51,079
922	2,372	--	165	1,825	4,267	27,655
167,052	118,874	--	257,947	150,359	--	--
16,836	16,224	7,309	16,338	16,199	12,088	12,632
4,075	5,138	6,346	5,043	6,731	4,499	13,907
6,141	5,401	5,161	7,448	6,669	3,861	4,486
1,651	954	2,486	1,664	1,732	1,574	945

818,257	902,121	189,943	1,159,591	693,295	125,420	428,730

(33,952)	(122,269)	(69,948)	(136,763)	(28,803)	(11,688)	--
(5,834)	(34,878)	--	(1,730)	--	(13,275)	(26,571)
--	--	--	--	--	(3,243)	--
(7,677)	(62,282)	(27,060)	(432)	(8,065)	(13,275)	(24,527)
--	(95)	--	(40)	(219)	(4,267)	--
(167,052)	(118,874)	--	(257,947)	(120,357)	--	--

(214,515)	(338,398)	(97,008)	(396,912)	(157,444)	(45,748)	(51,098)

603,742	563,723	92,935	762,679	535,851	79,672	377,632

2,615,445	2,902,797	408,381	4,591,868	3,050,863	142,430	156,419

248,551	363,493	74,999	(1,456,827)	(453,048)	63,903 (b)	613,712 (b)
1,711,520	1,531,572	233,084	4,904,892	2,779,744	167,337	444,494

1,960,071	1,895,065	308,083	3,448,065	2,326,696	231,240	1,058,206

$ 4,575,516	$ 4,797,862	$ 716,464	$ 8,039,933	$ 5,377,559	$ 373,670	$ 1,214,625

Six Months Ended October 31, 2006 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

INVESTMENT INCOME:
Dividends	$ 76,391 (a)	$ 247,163 (a)(b)
Interest	--	377,207

TOTAL INVESTMENT INCOME	76,391	624,370

EXPENSES:
Investment advisory fee (Note 5)	36,576	153,979
Administrative personnel and services fee (Note 5)	8,660	14,024
Custodian fees	732	1,184
Transfer and dividend disbursing agent fees and expenses	45,318	26,242
Trustees’ fees	4,000	4,003
Auditing fees	7,596	7,608
Legal fees	1,871	1,897
Portfolio accounting fees	9,481	14,663
Distribution services fee--Class A Shares (Note 5)	24,956	25,563
Distribution services fee--Class B Shares (Note 5)	34,859	29,170
Shareholder services fee--Class A Shares (Note 5)	24,956	25,651
Shareholder services fee--Class B Shares (Note 5)	11,620	9,773
Shareholder services fee--Institutional I Shares (Note 5)	--	23,787
Share registration costs	12,248	15,916
Printing and postage	10,784	16,801
Insurance premiums	4,092	3,668
Miscellaneous	1,397	1,788

TOTAL EXPENSES	239,146	375,717

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	--	(58,080)
Waiver of distribution services fee--Class A Shares	(24,956)	(1,026)
Waiver of distribution services fee--Class B Shares	(8,366)	--
Waiver of shareholder services fee--Class A Shares	(24,956)	(25,651)
Waiver of shareholder services fee--Class B Shares	(11,620)	(2,346)
Waiver of shareholder services fee--Institutional I Shares	--	(16,183)

TOTAL WAIVERS AND REIMBURSEMENTS	(69,898)	(103,286)

Net expenses	169,248	272,431

Net investment income (loss)	(92,857)	351,939

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments	294,708 (c)	3,709,673
Net realized loss on foreign currency transactions	--	(63)
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	315,040	(2,407,537)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	609,748	1,302,073

Change in net assets resulting from operations	$ 516,891	$ 1,654,012

(a) Including $76,391, $11,298, $33,361, $113,783, $26,162, $71,232, $14,524 and $24,438 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $14,830, $2,339, $4,290, $6,457, $1,419 and $2,577, respectively.

(c) Including realized gain of $294,708 from the sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 974,673 (a)(b)	$ 1,439,891 (a)(b)	$ 822,761 (a)	$ 2,404,262 (a)(b)	$ 366,128 (a)(b)	$ 303,629 (a)(b)
--	19,244	--	--	--	1,729

974,673	1,459,135	822,761	2,404,262	366,128	305,358

201,674	542,132	89,623	1,298,046	207,718	167,504
17,053	45,845	26,510	90,405	14,467	14,164
1,441	3,872	2,241	7,182	1,222	1,196
17,939	21,981	21,537	41,210	19,490	32,841
3,972	4,022	4,391	3,884	3,935	3,790
7,598	7,551	8,392	7,363	7,456	7,220
1,888	1,854	2,216	1,833	1,861	1,798
16,359	33,228	22,236	61,018	14,387	14,163
5,801	23,537	5,621	41,338	3,589	22,533
1,119	4,611	2,359	28,352	4,774	24,180
5,812	33,175	5,701	41,454	3,589	22,666
373	1,522	787	9,427	1,592	8,108
65,803	149,268	105,529	317,332	55,895	28,990
16,013	16,441	17,574	17,746	15,261	15,246
6,561	8,135	7,744	32,668	5,659	16,064
4,917	5,438	5,864	9,698	4,455	4,629
1,295	1,936	2,660	2,530	1,562	1,421

375,618	904,548	330,985	2,011,486	366,912	386,513

(25,923)	(1,711)	(85,548)	(46,661)	(36,044)	(50,365)
(1,164)	(18,838)	--	--	(2,010)	(1,813)
--	--	--	--	--	--
(3,726)	(30,825)	(5,027)	(38,146)	(1,723)	(22,666)
--	--	--	--	--	(2,270)
(52,666)	(83,537)	(105,529)	(198,494)	(42,493)	(20,916)

(83,479)	(134,911)	(196,104)	(283,301)	(82,270)	(98,030)

292,139	769,637	134,881	1,728,185	284,642	288,483

682,534	689,498	687,880	676,077	81,486	16,875

2,423,151	6,604,149	520,913	6,942,881	184,700	1,129,542
--	--	--	--	--	(10)
(51,924)	2,533,037	4,825,009	(2,780,649)	1,175,122	(1,812,199)

2,371,227	9,137,186	5,345,922	4,162,232	1,359,822	(682,667)

$ 3,053,761	$ 9,826,684	$ 6,033,802	$ 4,838,309	$ 1,441,308	$ (665,792)

Six Months Ended October 31, 2006 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

INVESTMENT INCOME:
Dividends	$1,146,309 (a)(b)	$344,285 (a)(b)	$1,222,186 (a)	$540,204 (a)(b)	$2,554,358 (a)(b)
Interest	--	--	--	--	51,002

TOTAL INVESTMENT INCOME	1,146,309	344,285	1,222,186	540,204	2,605,360

EXPENSES:
Investment advisory fee (Note 5)	649,395	350,687	750,064	711,143	816,931
Administrative personnel and services fee (Note 5)	45,224	24,422	52,236	49,520	48,350
Custodian fees	3,820	2,063	4,412	4,183	175,587
Transfer and dividend disbursing agent fees and expenses	51,992	18,263	17,761	96,277	30,795
Trustees’ fees	3,897	3,796	3,749	3,892	4,081
Auditing fees	7,369	7,210	7,176	7,278	6,991
Legal fees	1,835	1,797	1,767	1,801	1,873
Portfolio accounting fees	33,158	20,127	36,693	35,096	35,415
Distribution services fee--Class A Shares (Note 5)	59,875	8,604	6,697	59,550	12,550
Distribution services fee--Class B Shares (Note 5)	10,803	2,142	5,142	9,785	3,162
Distribution services fee--Class C Shares (Note 5)	--	--	--	292	--
Shareholder services fee--Class A Shares (Note 5)	74,826	8,613	6,642	66,172	14,234
Shareholder services fee--Class B Shares (Note 5)	3,593	685	1,667	3,127	1,054
Shareholder services fee--Class C Shares (Note 5)	--	--	--	130	--
Shareholder services fee--Institutional I Shares (Note 5)	108,032	93,764	189,161	139,310	188,944
Share registration costs	16,079	15,602	15,916	19,789	17,068
Printing and postage	13,973	8,919	5,779	35,303	20,407
Insurance premiums	5,848	4,837	6,189	4,777	5,984
Miscellaneous	--	1,689	1,584	2,509	775

TOTAL EXPENSES	1,089,719	573,220	1,112,635	1,249,934	1,384,201

(a) Including $57,739, $43,489, $57,796, $103,093 and $39,221 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $5,862, $6,206, $10,542 and $229,878, respectively.

See Notes which are an integral part of the Financial Statements

Six Months Ended October 31, 2006 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	(45,751)	(26,241)	(854)	(68,037)	(53,336)
Waiver of distribution services fee--Class A Shares	(38,070)	(2,413)	(5,900)	--	(3,416)
Waiver of shareholder services fee--Class A Shares	(69,796)	(6,550)	--	(66,172)	(14,234)
Waiver of shareholder services fee--Class B Shares	--	--	--	(261)	(422)
Waiver of shareholder services fee--Class C Shares	--	--	--	(33)	--
Waiver of shareholder services fee--Institutional I Shares	(56,201)	(63,791)	--	(89,114)	(113,338)

TOTAL WAIVERS AND REIMBURSEMENTS	(209,818)	(98,995)	(6,754)	(223,617)	(184,746)

Net expenses	879,901	474,225	1,105,881	1,026,317	1,199,455

Net investment income (loss)	266,408	(129,940)	116,305	(486,113)	1,405,905

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments and options	9,378,980	3,308,478	24,478,080	(4,148,774)	4,941,047
Net realized gain (loss) on foreign currency transactions	--	(426)	--	--	38,386
Net change in unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	(10,222,565)	(7,877,955)	(27,600,386)	(1,310,911)	(630,941)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(843,585)	(4,569,903)	(3,122,306)	(5,459,685)	4,348,492

Change in net assets resulting from operations	$ (577,177)	$(4,699,843)	$(3,006,001)	$(5,945,798)	$ 5,754,397

align="left">STATEMENTS OF CHANGES IN NET ASSETS

	Short Duration Government Bond Fund

	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 3,739,094	$ 6,050,872
Net realized gain (loss) on investments	64,167	(302,268)
Net change in unrealized appreciation (depreciation) of investments	1,494,052	(2,102,623)

Change in net assets resulting from operations	5,297,313	3,645,981

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(76,477)	(141,465)
Class B Shares	(1,905)	(3,364)
Institutional I Shares	(3,620,588)	(5,898,397)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(3,698,970)	(6,043,226)

SHARE TRANSACTIONS:
Proceeds from sale of shares	19,672,011	44,676,908
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund	--	864,894
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Group Trust for Corporate Retirement Plans Short-Term Fixed Income Fund	--	1,648,819
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,857,477	3,049,955
Cost of shares redeemed	(26,848,617)	(49,890,016)

Change in net assets resulting from share transactions	(5,319,129)	350,560

Change in net assets	(3,720,786)	(2,046,685)
NET ASSETS:
Beginning of period	194,754,706	196,801,391

End of period	$ 191,033,920	$ 194,754,706

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 44,558	$ 4,434

See Notes which are an integral part of the Financial Statements

Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund

Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

$ 1,274,351	$ 2,173,127	$ 3,583,299	$ 6,714,629	$ 1,748,961	$ 3,451,650	$ 2,615,445	$ 5,731,651
(114,517)	(118,084)	(749,378)	(301,989)	119,038	(325,008)	248,551	877,408
652,444	(488,196)	3,777,931	(6,031,045)	1,460,092	(1,750,897)	1,711,520	(4,673,880)

1,812,278	1,566,847	6,611,852	381,595	3,328,091	1,375,745	4,575,516	1,935,179

(3,150)	(8,243)	(950,131)	(1,806,153)	(960,481)	(1,925,035)	(111,917)	(278,190)
(673)	(1,171)	(5,519)	(10,492)	(19,517)	(36,068)	(12,007)	(23,344)
(1,270,093)	(2,163,612)	(2,635,791)	(5,168,518)	(767,504)	(1,482,689)	(2,473,355)	(5,428,898)

--	--	--	--	--	(31,166)	--	--
--	--	--	--	--	(843)	--	--
--	--	--	--	--	(23,815)	--	--

(1,273,916)	(2,173,026)	(3,591,441)	(6,985,163)	(1,747,502)	(3,499,616)	(2,597,279)	(5,730,432)

5,115,288	16,769,690	19,042,146	42,793,553	13,747,363	18,504,147	12,239,520	10,436,549
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
--	--	--	--	--	10,375,577	--	--
457,769	778,790	1,938,963	3,598,384	855,401	1,719,110	206,431	483,983
(11,652,230)	(25,503,488)	(18,410,459)	(48,012,115)	(6,658,796)	(18,807,106)	(12,041,253)	(33,826,039)

(6,079,173)	(7,955,008)	2,570,650	(1,620,178)	7,943,968	11,791,728	404,698	(22,905,507)

(5,540,811)	(8,561,187)	5,591,061	(8,223,746)	9,524,557	9,667,857	2,382,935	(26,700,760)

67,867,224	76,428,411	166,264,347	174,488,093	89,741,757	80,073,900	143,469,235	170,169,995

$ 62,326,413	$ 67,867,224	$ 171,855,408	$ 166,264,347	$ 99,266,314	$ 89,741,757	$ 145,852,170	$ 143,469,235

$ 545	$ 110	$ 6,233	$ 14,375	$ 1,305	$ (154)	$ 13,133	$ (5,033)

	Maryland Municipal Bond Fund

	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 2,902,797	$ 4,832,901
Net realized gain (loss) on investments	363,493	250,509
Net change in unrealized appreciation (depreciation) of investments	1,531,572	(3,429,947)

Change in net assets resulting from operations	4,797,862	1,653,463

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(969,222)	(931,512)
Class B Shares	(28,530)	(59,064)
Institutional I Shares	(1,897,126)	(3,857,387)
Distributions from net realized gain on investments
Class A Shares	--	(43,174)
Class B Shares	--	(5,003)
Institutional I Shares	--	(237,770)

Change in net assets resulting from distributions to shareholders	(2,894,878)	(5,133,910)

SHARE TRANSACTIONS:
Proceeds from sale of shares	9,460,610	11,108,469
Proceeds from shares issued in connection with the tax-free transfer of assets from FBR Maryland Tax-Free Portfolio	--	34,631,541
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Fixed Income Fund, Class B	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust for Group Trust Corporate Retirement Plans Intermediate-Term Bond Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	877,351	1,431,970
Cost of shares redeemed	(9,316,690)	(16,721,913)

Change in net assets resulting from share transactions	1,021,271	30,450,067

Change in net assets	2,924,255	26,969,620
NET ASSETS:
Beginning of period	147,638,785	120,669,165

End of period	$150,563,040	$147,638,785

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,918	$ (1)

* Reflects operations for the period from November 1, 2005 to April 30, 2006. Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

See Notes which are an integral part of the Financial Statements

Virginia Municipal Bond Fund			Intermediate-Term Bond Fund		Income Fund

Six Months Ended (unaudited) October 31, 2006	Period Ended April 30, 2006*	Year Ended October 31, 2005	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

$ 408,381	$ 512,324	$ 940,700	$ 4,591,868	$ 9,225,488	$ 3,050,863	$ 7,074,333
74,999	171,003	228,210	(1,456,827)	(935,558)	(453,048)	(490,325)
233,084	(457,502)	(932,092)	4,904,892	(6,975,305)	2,779,744	(6,203,197)

716,464	225,825	236,818	8,039,933	1,314,625	5,377,559	380,811

(403,918)	(502,691)	(956,498)	(36,437)	(81,847)	(158,326)	(315,332)
--	--	--	(2,310)	(3,777)	(28,264)	(57,730)
--	--	--	(4,600,416)	(9,517,589)	(2,875,824)	(6,922,017)

--	(228,211)	(362,006)	--	--	--	(25,129)
--	--	--	--	--	--	(5,402)
--	--	--	--	--	--	(524,279)

(403,918)	(730,902)	(1,318,504)	(4,639,163)	(9,603,213)	(3,062,414)	(7,849,889)

79,700	766,400	2,402,218	9,912,198	40,546,026	13,504,264	7,991,102
--	--	--	--	--	--	--
--	--	--	--	--	--	4,427,623
--	--	--	--	--	--	10,048,988
--	--	--	--	--	--	50,865,498
332,244	229,065	1,135,565	1,171,717	2,443,340	1,277,326	3,338,978
(2,484,320)	(3,347,381)	(4,567,012)	(30,325,904)	(64,626,484)	(29,943,827)	(69,745,192)

(2,072,376)	(2,351,916)	(1,029,229)	(19,241,989)	(21,637,118)	(15,162,237)	6,926,997

(1,759,830)	(2,856,993)	(2,110,915)	(15,841,219)	(29,925,706)	(12,847,092)	(542,081)

22,250,425	25,107,418	27,218,333	218,304,646	248,230,352	141,815,100	142,357,181

$ 20,490,595	$ 22,250,425	$ 25,107,418	$ 202,463,427	$ 218,304,646	$ 128,968,008	$ 141,815,100

$ 4,125	$ (338)	$ 725	$ (47,124)	$ 171	$ (11,452)	$ 99

	Managed Allocation Fund-- Conservative Growth		Managed Allocation Fund-- Moderate Growth

	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 142,430	$ 213,078	$ 156,419	$ 366,300
Net realized gain (loss) on investments, options and foreign currency transactions	63,903	(2,161)	613,712	258,427
Capital gain distributions from other registered investment companies	--	348,475	--	2,798,728
Net change in unrealized appreciation (depreciation) of investments and options	167,337	82,406	444,494	3,080,446

Change in net assets resulting from operations	373,670	641,798	1,214,625	6,503,901

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(110,461)	(175,213)	(58,089)	(447,623)
Class B Shares	(25,973)	(47,451)	--	(125,357)
Institutional I Shares	--	--	--	--
Distributions from net realized gain on investments
Class A Shares	--	(243,451)	--	(2,315,158)
Class B Shares	--	(75,703)	--	(1,201,684)
Institutional I Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(136,434)	(541,818)	(58,089)	(4,089,822)

SHARE TRANSACTIONS:
Proceeds from sale of shares	747,166	6,674,571	2,961,112	19,054,277
Net asset value of shares issued to shareholders in payment of distributions declared	134,133	536,311	57,728	4,061,618
Cost of shares redeemed	(1,136,752)	(3,214,598)	(5,743,289)	(9,404,891)

Change in net assets resulting from share transactions	(255,453)	3,996,284	(2,724,449)	13,711,004

Change in net assets	(18,217)	4,096,264	(1,567,913)	16,125,083
NET ASSETS:
Beginning of period	14,060,620	9,964,356	64,763,817	48,638,734

End of period	$ 14,042,403	$14,060,620	$63,195,904	$64,763,817

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 28,597	$ 22,601	$ 152,290	$ 53,960

See Notes which are an integral part of the Financial Statements

Managed Allocation Fund-- Aggressive Growth		Balanced Fund		Equity Income Fund		Large Cap Value Fund

Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

$ (92,857)	$ (16,588)	$ 351,939	$ 1,047,476	$ 682,534	$ 1,367,369	$ 689,498	$ 1,004,766
294,708	105,616	3,709,610	7,854,805	2,423,151	4,461,851	6,604,149	4,457,537
--	1,773,316	--	--	--	--	--	--
315,040	2,472,852	(2,407,537)	(1,883,505)	(51,924)	4,792,720	2,533,037	18,736,423

516,891	4,335,196	1,654,012	7,018,776	3,053,761	10,621,940	9,826,684	24,198,726

(109)	(96,032)	(157,824)	(361,152)	(50,540)	(82,229)	(169,330)	(236,179)
--	(25,235)	(31,239)	(89,863)	(2,275)	(2,468)	--	--
--	--	(161,863)	(705,551)	(652,519)	(1,272,095)	(542,051)	(734,711)

--	(1,339,145)	--	--	--	(1,120,990)	--	(1,823,498)
--	(609,741)	--	--	--	(61,907)	--	(63,704)
--	--	--	--	--	(16,022,513)	--	(5,621,341)

(109)	(2,070,153)	(350,926)	(1,156,566)	(705,334)	(18,562,202)	(711,381)	(8,479,433)

1,517,889	7,898,264	2,175,113	3,823,382	3,393,009	5,816,864	30,976,334	46,631,281
109	2,063,590	345,667	864,538	96,114	13,455,181	387,674	6,974,991
(2,325,810)	(4,197,681)	(7,725,474)	(81,871,494)	(12,404,598)	(26,677,596)	(24,558,553)	(20,717,886)

(807,812)	5,764,173	(5,204,694)	(77,183,574)	(8,915,475)	(7,405,551)	6,805,455	32,888,386

(291,030)	8,029,216	(3,901,608)	(71,321,364)	(6,567,048)	(15,345,813)	15,920,758	48,607,679

30,348,662	22,319,446	50,583,561	121,904,925	63,520,923	78,866,736	151,150,860	102,543,181

$ 30,057,632	$ 30,348,662	$ 46,681,953	$ 50,583,561	$ 56,953,875	$ 63,520,923	$ 167,071,618	$ 151,150,860

$ (92,966)	$ --	$ 71,819	$ 70,806	$ 28,734	$ 51,534	$ 91,214	$ 113,097

	Equity Index Fund
	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 687,880	$ 1,481,228
Net realized gain (loss) on investments, options and foreign currency transactions	520,913	(925,622)
Net change in unrealized appreciation (depreciation) of investments and options	4,825,009	12,294,073

Change in net assets resulting from operations	6,033,802	12,849,679

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(30,750)	(69,815)
Class B Shares	(2,166)	(3,501)
Institutional I Shares	(710,267)	(1,392,283)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(743,183)	(1,465,599)

SHARE TRANSACTIONS:
Proceeds from sale of shares	29,705,829	13,024,793
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund, Class A	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Equity Growth Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Equity Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	353,246	809,409
Cost of shares redeemed	(12,141,176)	(40,657,023)

Change in net assets resulting from share transactions	17,917,899	(26,822,821)

Change in net assets	23,208,518	(15,438,741)
NET ASSETS:
Beginning of period	84,037,960	99,476,701

End of period	$107,246,478	$84,037,960

Undistributed net investment income included in net assets at end of period	$ 58,888	$ 114,191

See Notes which are an integral part of the Financial Statements

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund

Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

$ 676,077	$ 1,931,471	$ 81,486	$ 99,390	$ 16,875	$ (14,145)
6,942,881	29,496,345	184,700	887,134	1,129,532	4,186,583
(2,780,649)	10,146,079	1,175,122	4,554,030	(1,812,199)	8,402,815

4,838,309	41,573,895	1,441,308	5,540,554	(665,792)	12,575,253

(33,913)	(189,083)	--	(2,087)	--	(21,721)
--	(20,229)	--	--	--	--
(434,388)	(2,110,370)	--	(82,475)	--	(102,467)

--	(2,615,101)	--	--	--	--
--	(688,902)	--	--	--	--
--	(24,078,391)	--	--	--	--

(468,301)	(29,702,076)	--	(84,562)	--	(124,188)

8,067,749	29,827,447	10,161,240	5,877,312	1,622,208	3,977,209
--	19,658,326	--	--	--	--
--	12,794,398	--	--	--	--
--	28,771,743	--	--	--	--
226,606	24,695,585	--	75,194	--	58,033
(89,405,421)	(136,303,713)	(13,118,798)	(11,634,393)	(16,249,468)	(37,533,342)

(81,111,066)	(20,556,214)	(2,957,558)	(5,681,887)	(14,627,260)	(33,498,100)

(76,741,058)	(8,684,395)	(1,516,250)	(225,895)	(15,293,052)	(21,047,035)

348,864,044	357,548,439	51,907,624	52,133,519	59,761,990	80,809,025

$ 272,122,986	$ 348,864,044	$ 50,391,374	$ 51,907,624	$ 44,468,938	$ 59,761,990

$ 207,776	$ --	$ 96,269	$ 14,783	$ 16,875	$ --

	Mid Cap Stock Fund

	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 266,408	$ 593,902
Net realized gain (loss) on investments, options and foreign currency transactions	9,378,980	7,550,163
Net change in unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	(10,222,565)	27,262,568

Change in net assets resulting from operations	(577,177)	35,406,633

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(189,868)	--
Class B Shares	--	--
Institutional I Shares	(258,608)	--
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	--	(10,787,949)
Class B Shares	--	(507,266)
Class C Shares	--	--
Institutional I Shares	--	(14,295,782)

Change in net assets resulting from distributions to shareholders	(448,476)	(25,590,997)

SHARE TRANSACTIONS:
Proceeds from sale of shares	8,817,853	18,124,172
Net asset value of shares issued to shareholders in payment of distributions declared	405,327	24,886,715
Cost of shares redeemed	(40,926,157)	(27,451,692)

Change in net assets resulting from share transactions	(31,702,977)	15,559,195

Change in net assets	(32,728,630)	25,374,831
NET ASSETS:
Beginning of period	161,852,923	136,478,092

End of period	$129,124,293	$161,852,923

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 411,156	$ 593,224

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund

Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

$ (129,940)	$ (238,357)	$ 116,305	$ (148,553)	$ (486,113)	$ (774,055)	$ 1,405,905	$ 1,430,797
3,308,052	11,714,277	24,478,080	25,790,967	(4,148,774)	33,662,488	4,979,433	24,054,618
(7,877,955)	11,602,614	(27,600,386)	24,463,583	(1,310,911)	21,658,160	(630,941)	13,843,280

(4,699,843)	23,078,534	(3,006,001)	50,105,997	(5,945,798)	54,546,593	5,754,397	39,328,695

--	--	--	--	--	--	--	(170,275)
--	--	--	--	--	--	--	(6,985)
--	--	--	--	--	--	--	(2,424,595)

--	(791,692)	--	(422,225)	--	(165,894)	--	(1,194,085)
--	(53,807)	--	(106,010)	--	(8,629)	--	(72,393)
--	--	--	--	--	(1,229)	--	--
--	(9,017,685)	--	(13,497,355)	--	(264,584)	--	(15,944,344)

--	(9,863,184)	--	(14,025,590)	--	(440,336)	--	(19,812,677)

3,884,275	7,795,833	13,680,255	27,035,643	18,790,243	43,755,417	59,559,684	46,771,620
--	7,262,030	--	10,825,744	--	369,131	--	12,172,182
(9,446,229)	(20,665,522)	(67,583,105)	(34,897,642)	(23,172,483)	(50,449,940)	(9,272,375)	(48,467,633)

(5,561,954)	(5,607,659)	(53,902,850)	2,963,745	(4,382,240)	(6,325,392)	50,287,309	10,476,169

(10,261,797)	7,607,691	(56,908,851)	39,044,152	(10,328,038)	47,780,865	56,041,706	29,992,187

90,139,994	82,532,303	193,823,942	154,779,790	178,552,601	130,771,736	165,243,859	135,251,672

$ 79,878,197	$ 90,139,994	$ 136,915,091	$ 193,823,942	$ 168,224,563	$ 178,552,601	$ 221,285,565	$ 165,243,859

$ (129,940)	$ --	$ 116,305	$ --	$ (486,113)	$ --	$ 1,039,261	$ (366,644)

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT DURATION GOVERNMENT BOND FUND - CLASS A SHARES
2004(c)	$ 9.72	0.13	(0.04)	0.09	(0.14)	--	(0.14)
2005	$ 9.67	0.21	(0.06)	0.15	(0.22)	--	(0.22)
2006	$ 9.60	0.27	(0.12)	0.15	(0.27)	--	(0.27)
2006(e)	$ 9.48	0.17	0.08	0.25	(0.17)	--	(0.17)
SHORT DURATION GOVERNMENT BOND FUND - CLASS B SHARES
2004(c)	$ 9.72	0.05	(0.05)	0.00(f)	(0.05)	--	(0.05)
2005	$ 9.67	0.15	(0.07)	0.08	(0.15)	--	(0.15)
2006	$ 9.60	0.22	(0.12)	0.10	(0.22)	--	(0.22)
2006(e)	$ 9.48	0.15	0.08	0.23	(0.15)	--	(0.15)
SHORT DURATION GOVERNMENT BOND FUND - INSTITUTIONAL I SHARES
2002	$ 9.81	0.62	(0.06)	0.56	(0.57)	--	(0.57)
2003	$ 9.80	0.33(g)	0.16	0.49	(0.44)	--	(0.44)
2004	$ 9.85	0.25	(0.19)	0.06	(0.24)	--	(0.24)
2005	$ 9.67	0.23	(0.07)	0.16	(0.23)	--	(0.23)
2006	$ 9.60	0.30	(0.12)	0.18	(0.30)	--	(0.30)
2006(e)	$ 9.48	0.19	0.07	0.26	(0.18)	--	(0.18)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2006 (unaudited).

(f) Represents less than $0.01.

(g) Based on average shares outstanding.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.67	0.96%	0.81%(d)	1.61%(d)	0.51%(d)	$ 8,549	125%
$ 9.60	1.55%	0.81%	2.26%	0.47%	$ 5,675	83%
$ 9.48	1.63%	0.92%	2.85%	0.36%	$ 4,477	71%
$ 9.56	2.68%	0.92%(d)	3.62%(d)	0.35%(d)	$ 3,969	76%

$ 9.67	(0.05)%	1.71%(d)	0.66%(d)	0.11%(d)	$ 122	125%
$ 9.60	0.87%	1.48%	1.60%	0.30%	$ 124	83%
$ 9.48	1.09%	1.45%	2.37%	0.33%	$ 123	71%
$ 9.56	2.41%	1.45%(d)	3.09%(d)	0.32%(d)	$ 125	76%

$ 9.80	5.87%	0.63%	4.55%	0.27%	$ 89,014	89%
$ 9.85	5.05%	0.69%	3.33%	0.40%	$ 117,333	96%
$ 9.67	0.66%	0.71%	2.06%	0.37%	$ 199,792	125%
$ 9.60	1.68%	0.68%	2.39%	0.35%	$ 191,002	83%
$ 9.48	1.88%	0.67%	3.12%	0.36%	$ 190,155	71%
$ 9.56	2.81%	0.67%(d)	3.87%(d)	0.35%(d)	$ 186,940	76%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT-TERM CORPORATE BOND FUND - CLASS A SHARES
2004(c)(d)	$ 9.91	0.13	(0.04)	0.09	(0.13)	--	(0.13)
2005	$ 9.87	0.22	(0.07)	0.15	(0.22)	--	(0.22)
2006	$ 9.80	0.28	(0.08)	0.20	(0.28)	--	(0.28)
2006(f)	$ 9.72	0.18	0.08	0.26	(0.18)	--	(0.18)
SHORT-TERM CORPORATE BOND FUND - CLASS B SHARES
2004(c)(d)	$ 9.91	0.08	(0.04)	0.04	(0.08)	--	(0.08)
2005	$ 9.87	0.14	(0.07)	0.07	(0.14)	--	(0.14)
2006	$ 9.80	0.21	(0.08)	0.13	(0.21)	--	(0.21)
2006(f)	$ 9.72	0.14	0.08	0.22	(0.14)	--	(0.14)
SHORT-TERM CORPORATE BOND FUND - INSTITUTIONAL I SHARES
2002	$ 9.99	0.45	(0.19)	0.26	(0.45)	--	(0.45)
2003	$ 9.80	0.34	0.19	0.53	(0.35)	--	(0.35)
2004(d)	$ 9.98	0.24	(0.11)	0.13	(0.24)	--	(0.24)
2005	$ 9.87	0.24	(0.07)	0.17	(0.24)	--	(0.24)
2006	$ 9.80	0.30	(0.08)	0.22	(0.30)	--	(0.30)
2006(f)	$ 9.72	0.19	0.08	0.27	(0.19)	--	(0.19)
U.S. GOVERNMENT BOND FUND - CLASS A SHARES
2002	$ 9.44	0.59	0.03	0.62	(0.57)	--	(0.57)
2003	$ 9.49	0.43(g)	0.43	0.86	(0.50)	--	(0.50)
2004	$ 9.85	0.41	(0.33)	0.08	(0.42)	(0.00)(h)	(0.42)
2005	$ 9.51	0.37(g)	(0.00)(h)	0.37	(0.42)	--	(0.42)
2006	$ 9.46	0.38	(0.36)	0.02	(0.38)	--	(0.38)
2006(f)	$ 9.10	0.20	0.17	0.37	(0.20)	--	(0.20)
U.S. GOVERNMENT BOND FUND - CLASS B SHARES
2004(i)	$ 9.56	0.20	(0.06)	0.14	(0.19)	(0.00)(h)	(0.19)
2005	$ 9.51	0.29(g)	(0.01)	0.28	(0.33)	--	(0.33)
2006	$ 9.46	0.30	(0.37)	(0.07)	(0.29)	--	(0.29)
2006(f)	$ 9.10	0.16	0.17	0.33	(0.16)	--	(0.16)
U.S. GOVERNMENT BOND FUND - INSTITUTIONAL I SHARES
2004(i)	$ 9.56	0.29(g)	(0.06)	0.23	(0.28)	(0.00)(h)	(0.28)
2005	$ 9.51	0.38(g)	(0.00)(h)	0.38	(0.43)	--	(0.43)
2006	$ 9.46	0.39	(0.36)	0.03	(0.39)	--	(0.39)
2006(f)	$ 9.10	0.20	0.17	0.37	(0.20)	--	(0.20)
NEW YORK MUNICIPAL BOND FUND - CLASS A SHARES
2002	$ 10.24	0.41	0.17	0.58	(0.41)	--	(0.41)
2003	$ 10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)
2004	$ 10.74	0.39	(0.19)	0.20	(0.39)	(0.09)	(0.48)
2005	$ 10.46	0.39	0.19	0.58	(0.39)	(0.03)	(0.42)
2006	$ 10.62	0.40	(0.23)	0.17	(0.40)	(0.01)	(0.41)
2006(f)	$ 10.38	0.20	0.18	0.38	(0.20)	--	(0.20)
NEW YORK MUNICIPAL BOND FUND - CLASS B SHARES
2004(c)	$ 10.45	0.19	0.10	0.29	(0.19)	(0.09)	(0.28)
2005	$ 10.46	0.30	0.19	0.49	(0.30)	(0.03)	(0.33)
2006	$ 10.62	0.31	(0.23)	0.08	(0.31)	(0.01)	(0.32)
2006(f)	$ 10.38	0.16	0.18	0.34	(0.16)	--	(0.16)
NEW YORK MUNICIPAL BOND FUND - INSTITUTIONAL I SHARES
2004(c)	$ 10.45	0.26	0.10	0.36	(0.26)	(0.09)	(0.35)
2005	$ 10.46	0.40	0.19	0.59	(0.40)	(0.03)	(0.43)
2006	$ 10.62	0.41	(0.23)	0.18	(0.41)	(0.01)	(0.42)
2006(f)	$ 10.38	0.21	0.18	0.39	(0.21)	--	(0.21)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratio.

(c) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(d) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

(e) Computed on an annualized basis.

(f) Six months ended October 31, 2006 (unaudited).

(g) Based on average shares outstanding.

(h) Represents less than $0.01.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(j) Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.87	0.90%	1.16%(e)	2.06%(e)	0.33%(e)	$ 136	99%
$ 9.80	1.51%	0.96%	2.28%	0.50%	$ 310	97%
$ 9.72	2.10%	0.94%	2.89%	0.54%	$ 281	83%
$ 9.80	2.68%	0.94%(e)	3.54%(e)	0.54%(e)	$ 88	37%

$ 9.87	0.38%	1.99%(e)	1.25%(e)	0.01%(e)	$ 26	99%
$ 9.80	0.69%	1.77%	1.42%	0.19%	$ 40	97%
$ 9.72	1.30%	1.73%	2.15%	0.23%	$ 66	83%
$ 9.80	2.27%	1.73%(e)	2.78%(e)	0.23%(e)	$ 38	37%

$ 9.80	2.65%	0.97%	4.54%	0.16%	$ 71,193	79%
$ 9.98	5.44%	1.00%	3.49%	0.16%	$ 59,765	170%
$ 9.87	1.31%	1.04%	2.36%	0.18%	$ 82,154	99%
$ 9.80	1.70%	0.78%	2.40%	0.43%	$ 76,078	97%
$ 9.72	2.29%	0.75%	3.08%	0.48%	$ 67,521	83%
$ 9.80	2.77%	0.75%(e)	3.81%(e)	0.48%(e)	$ 62,200	37%

$ 9.49	6.72%	0.96%	4.84%	--	$ 116,350	41%
$ 9.85	9.20%	0.95%	4.41%	--	$ 144,210	68%
$ 9.51	0.79%	0.93%	3.51%	0.26%	$ 54,388	64%
$ 9.46	3.93%	0.95%	3.94%	0.47%	$ 45,179	106%
$ 9.10	0.18%	0.88%	3.93%	0.44%	$ 43,955	95%
$ 9.27	4.11%	0.87%(e)	4.33%(e)	0.42%(e)	$ 49,812	37%

$ 9.51	1.49%	1.90%(e)	2.26%(e)	0.00%(e)(j)	$ 108	64%
$ 9.46	3.02%	1.84%	3.09%	0.08%	$ 275	106%
$ 9.10	(0.73%)	1.83%	3.00%	0.06%	$ 367	95%
$ 9.27	3.61%	1.83%(e)	3.36%(e)	0.04%(e)	$ 281	37%

$ 9.51	2.44%	0.94%(e)	3.17%(e)	0.21%(e)	$ 149,744	64%
$ 9.46	4.03%	0.85%	4.05%	0.32%	$ 129,035	106%
$ 9.10	0.26%	0.84%	3.97%	0.30%	$ 121,943	95%
$ 9.27	4.12%	0.84%(e)	4.35%(e)	0.28%(e)	$ 121,762	37%

$ 10.41	5.74%	0.83%	3.98%	0.09%	$ 80,452	46%
$ 10.74	7.29%	0.86%	3.85%	0.09%	$ 85,887	50%
$ 10.46	1.86%	0.87%	3.67%	0.40%	$ 56,672	40%
$ 10.62	5.60%	0.85%	3.65%	0.63%	$ 52,380	41%
$ 10.38	1.53%	0.82%	3.76%	0.62%	$ 50,299	56%
$ 10.56	3.70%	0.81%(e)	3.81%(e)	0.61%(e)	$ 58,224	25%

$ 10.46	2.73%	1.87%(e)	2.77%(e)	0.10%(e)	$ 357	40%
$ 10.62	4.75%	1.67%	2.86%	0.32%	$ 773	41%
$ 10.38	0.70%	1.65%	2.95%	0.32%	$ 1,307	56%
$ 10.56	3.26%	1.65%(e)	2.97%(e)	0.31%(e)	$ 1,273	25%

$ 10.46	3.39%	0.87%(e)	3.68%(e)	0.33%(e)	$ 27,293	40%
$ 10.62	5.77%	0.69%	3.81%	0.55%	$ 26,921	41%
$ 10.38	1.69%	0.67%	3.92%	0.55%	$ 38,135	56%
$ 10.56	3.77%	0.67%(e)	3.95%(e)	0.54%(e)	$ 39,770	25%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A SHARES
2002	$ 9.80	0.41	0.27	0.68	(0.41)	--	(0.41)
2003	$ 10.07	0.39	0.38	0.77	(0.39)	--	(0.39)
2004(c)	$ 10.45	0.37	(0.25)	0.12	(0.37)	--	(0.37)
2005	$ 10.20	0.36	0.07	0.43	(0.36)	--	(0.36)
2006	$ 10.27	0.38	(0.27)	0.11	(0.37)	--	(0.37)
2006(d)	$ 10.01	0.19	0.14	0.33	(0.18)	--	(0.18)
PENNSYLVANIA MUNICIPAL BOND FUND - CLASS B SHARES
2002	$ 9.82	0.34	0.27	0.61	(0.34)	--	(0.34)
2003	$ 10.09	0.32	0.38	0.70	(0.32)	--	(0.32)
2004(c)	$ 10.47	0.30	(0.27)	0.03	(0.30)	--	(0.30)
2005	$ 10.20	0.29	0.07	0.36	(0.28)	--	(0.28)
2006	$ 10.28	0.29	(0.25)	0.04	(0.30)	--	(0.30)
2006(d)	$ 10.02	0.14	0.14	0.28	(0.14)	--	(0.14)
PENNSYLVANIA MUNICIPAL BOND FUND - INSTITUTIONAL I SHARES
2002	$ 9.81	0.42	0.27	0.69	(0.42)	--	(0.42)
2003	$ 10.08	0.41	0.38	0.79	(0.41)	--	(0.41)
2004(c)	$ 10.46	0.39	(0.26)	0.13	(0.39)	--	(0.39)
2005	$ 10.20	0.37	0.07	0.44	(0.37)	--	(0.37)
2006	$ 10.27	0.38	(0.26)	0.12	(0.38)	--	(0.38)
2006(d)	$ 10.01	0.19	0.15	0.34	(0.19)	--	(0.19)
MARYLAND MUNICIPAL BOND FUND - CLASS A SHARES
2002	$ 9.90	0.42	0.18	0.60	(0.42)	--	(0.42)
2003	$ 10.08	0.40	0.34	0.74	(0.40)	--	(0.40)
2004(c)	$ 10.42	0.40	(0.22)	0.18	(0.39)	--	(0.39)
2005	$ 10.21	0.39	0.15	0.54	(0.39)	(0.04)	(0.43)
2006	$ 10.32	0.40(f)	(0.24)	0.16	(0.40)	(0.03)	(0.43)
2006(d)	$ 10.05	0.20	0.14	0.34	(0.20)	--	(0.20)
MARYLAND MUNICIPAL BOND FUND - CLASS B SHARES
2002	$ 9.91	0.35	0.18	0.53	(0.35)	--	(0.35)
2003	$ 10.09	0.33	0.34	0.67	(0.33)	--	(0.33)
2004(c)	$ 10.43	0.33	(0.21)	0.12	(0.32)	--	(0.32)
2005	$ 10.23	0.31	0.16	0.47	(0.32)	(0.04)	(0.36)
2006	$ 10.34	0.31(f)	(0.24)	0.07	(0.31)	(0.03)	(0.34)
2006(d)	$ 10.07	0.15	0.14	0.29	(0.15)	--	(0.15)
MARYLAND MUNICIPAL BOND FUND - INSTITUTIONAL I SHARES
2002	$ 9.91	0.43	0.18	0.61	(0.43)	--	(0.43)
2003	$ 10.09	0.42	0.34	0.76	(0.42)	--	(0.42)
2004(c)	$ 10.43	0.42	(0.22)	0.20	(0.41)	--	(0.41)
2005	$ 10.22	0.42	0.15	0.57	(0.42)	(0.04)	(0.46)
2006	$ 10.33	0.41(f)	(0.24)	0.17	(0.41)	(0.03)	(0.44)
2006(d)	$ 10.06	0.20	0.14	0.34	(0.20)	--	(0.20)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

(d) Six months ended October 31, 2006 (unaudited).

(e) Computed on an annualized basis.

(f) Based on average shares outstanding.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 10.07	7.03%	1.09%	4.08%	0.21%	$ 2,177	16%
$ 10.45	7.77%	1.17%	3.79%	0.82%	$ 2,880	12%
$ 10.20	1.13%	1.19%	3.49%	0.23%	$ 11,965	11%
$ 10.27	4.24%	1.12%	3.48%	0.24%	$ 8,311	27%
$ 10.01	1.11%	0.91%	3.66%	0.48%	$ 6,225	12%
$ 10.16	3.37%	0.91%(e)	3.67%(e)	0.49%(e)	$ 5,792	12%

$ 10.09	6.26%	1.84%	3.33%	0.01%	$ 176	16%
$ 10.47	7.03%	1.82%	3.08%	4.88%	$ 421	12%
$ 10.20	0.26%	1.83%	2.94%	0.06%	$ 698	11%
$ 10.28	3.61%	1.71%	2.89%	0.03%	$ 893	27%
$ 10.02	0.37%	1.77%	2.80%	0.05%	$ 858	12%
$ 10.16	2.81%	1.81%(e)	2.77%(e)	0.05%(e)	$ 870	12%

$ 10.08	7.18%	0.95%	4.22%	0.05%	$ 160,333	16%
$ 10.46	7.96%	0.99%	3.97%	--	$ 158,648	12%
$ 10.20	1.21%	0.98%	3.79%	0.12%	$ 190,805	11%
$ 10.27	4.37%	1.00%	3.60%	0.11%	$ 160,966	27%
$ 10.01	1.13%	0.89%	3.68%	0.25%	$ 136,387	12%
$ 10.16	3.40%	0.85%(e)	3.73%(e)	0.30%(e)	$ 139,190	12%

$ 10.08	6.13%	0.94%	4.16%	0.37%	$ 26,666	9%
$ 10.42	7.47%	1.02%	3.89%	0.36%	$ 25,233	18%
$ 10.21	1.74%	1.01%	3.84%	0.39%	$ 20,948	17%
$ 10.32	5.40%	0.95%	3.82%	0.49%	$ 19,639	13%
$ 10.05	1.52%	0.82%	3.93%	0.60%	$ 49,828	12%
$ 10.19	3.39%	0.82%(e)	3.90%(e)	0.56%(e)	$ 49,801	10%

$ 10.09	5.37%	1.69%	3.40%	0.17%	$ 1,266	9%
$ 10.43	6.72%	1.72%	3.18%	1.17%	$ 1,775	18%
$ 10.23	1.12%	1.71%	3.14%	0.43%	$ 2,167	17%
$ 10.34	4.59%	1.71%	3.05%	0.22%	$ 1,896	13%
$ 10.07	0.64%	1.70%	3.03%	0.21%	$ 1,887	12%
$ 10.21	2.93%	1.71%(e)	3.01%(e)	0.18%(e)	$ 1,809	10%

$ 10.09	6.27%	0.81%	4.29%	0.20%	$ 97,759	9%
$ 10.43	7.66%	0.84%	4.07%	0.17%	$ 100,797	18%
$ 10.22	1.92%	0.83%	4.02%	0.28%	$ 99,271	17%
$ 10.33	5.62%	0.73%	4.03%	0.45%	$ 99,134	13%
$ 10.06	1.63%	0.72%	4.01%	0.45%	$ 95,924	12%
$ 10.20	3.44%	0.72%(e)	4.00%(e)	0.42%(e)	$ 98,954	10%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

VIRGINIA MUNICIPAL BOND FUND - CLASS A SHARES
2000(c)	$ 10.49	0.50	0.64	1.14	(0.50)	--	(0.50)
2001(c)	$ 11.13	0.49	(0.08)	0.41	(0.49)	--	(0.49)
2002(c)	$ 11.05	0.46	0.54	1.00	(0.46)	--	(0.46)
2003(c)	$ 11.59	0.44	0.08	0.52	(0.44)	(0.01)	(0.45)
2004(d)	$ 11.66	0.35	(0.03)	0.32	(0.35)	--	(0.35)
2005(f)	$ 11.63	0.42	(0.31)	0.11	(0.42)	(0.15)	(0.57)
2006(g)(h)	$ 11.17	0.23	(0.14)	0.09	(0.23)	(0.10)	(0.33)
2006(i)	$ 10.93	0.21	0.16	0.37	(0.21)	--	(0.21)
INTERMEDIATE-TERM BOND FUND - CLASS A SHARES
2004(j)(k)	$ 10.27	0.23(l)	0.02	0.25	(0.33)	(0.12)	(0.45)
2005	$ 10.07	0.37(l)	0.01	0.38	(0.46)	--	(0.46)
2006	$ 9.99	0.36(l)	(0.34)	0.02	(0.37)	--	(0.37)
2006(i)	$ 9.64	0.20(l)	0.18	0.38	(0.21)	--	(0.21)
INTERMEDIATE-TERM BOND FUND - CLASS B SHARES
2004(j)(k)	$ 10.27	0.21(l)	(0.04)	0.17	(0.25)	(0.12)	(0.37)
2005	$ 10.07	0.28(l)	0.01	0.29	(0.37)	--	(0.37)
2006	$ 9.99	0.29(l)	(0.33)	(0.04)	(0.31)	--	(0.31)
2006(i)	$ 9.64	0.17	0.17	0.34	(0.17)	--	(0.17)
INTERMEDIATE-TERM BOND FUND - INSTITUTIONAL I SHARES
2002	$ 9.85	0.51	(0.01)	0.50	(0.51)	--	(0.51)
2003	$ 9.84	0.42	0.66	1.08	(0.42)	--	(0.42)
2004(k)	$ 10.50	0.39(l)	(0.27)	0.12	(0.43)	(0.12)	(0.55)
2005	$ 10.07	0.38(l)	--	0.38	(0.46)	--	(0.46)
2006	$ 9.99	0.38(l)	(0.33)	0.05	(0.40)	--	(0.40)
2006(i)	$ 9.64	0.22	0.17	0.39	(0.22)	--	(0.22)
INCOME FUND - CLASS A SHARES
2002	$ 10.08	0.54	0.09	0.63	(0.53)	(0.02)	(0.55)
2003	$ 10.16	0.42	0.54	0.96	(0.42)	--	(0.42)
2004(k)	$ 10.70	0.37	(0.31)	0.06	(0.37)	(0.26)	(0.63)
2005	$ 10.13	0.38(l)	0.05(l)	0.43	(0.39)	(0.09)	(0.48)
2006	$ 10.08	0.39	(0.39)	0.00	(0.39)	(0.03)	(0.42)
2006(i)	$ 9.66	0.22	0.18	0.40	(0.22)	--	(0.22)
INCOME FUND - CLASS B SHARES
2002	$ 9.96	0.45	0.09	0.54	(0.45)	(0.02)	(0.47)
2003	$ 10.03	0.34	0.54	0.88	(0.34)	--	(0.34)
2004(k)	$ 10.57	0.30	(0.31)	(0.01)	(0.30)	(0.26)	(0.56)
2005	$ 10.00	0.30(l)	0.06(l)	0.36	(0.32)	(0.09)	(0.41)
2006	$ 9.95	0.32	(0.39)	(0.07)	(0.32)	(0.03)	(0.35)
2006(i)	$ 9.53	0.18	0.19	0.37	(0.19)	--	(0.19)
INCOME FUND - INSTITUTIONAL I SHARES
2002	$ 9.96	0.54	0.08	0.62	(0.53)	(0.02)	(0.55)
2003	$ 10.03	0.43	0.54	0.97	(0.43)	--	(0.43)
2004(k)	$ 10.57	0.39	(0.31)	0.08	(0.39)	(0.26)	(0.65)
2005	$ 10.00	0.40(l)	0.04(l)	0.44	(0.40)	(0.09)	(0.49)
2006	$ 9.95	0.42	(0.40)	0.02	(0.41)	(0.03)	(0.44)
2006(i)	$ 9.53	0.23	0.18	0.41	(0.23)	--	(0.23)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the year ended December 31.

(d) Reflects operations for the period from January 1, 2004 to October 31, 2004. The Fund has changed its fiscal year end from December 31 to October 31.

(e) Computed on an annualized basis.

(f) Reflects operations for the year ended October 31.

(g) Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.

(h) Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.

(i) Six months ended October 31, 2006 (unaudited).

(j) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(k) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.

(l) Based on average shares outstanding.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 11.13	11.15%	0.92%	4.67%	--	$ 28,898	8%
$ 11.05	3.67%	0.92%	4.35%	--	$ 30,229	22%
$ 11.59	9.25%	0.92%	4.09%	--	$ 32,373	19%
$ 11.66	4.61%	0.93%	3.80%	--	$ 31,563	24%
$ 11.63	2.82%	0.95%(e)	3.67%(e)	0.02%(e)	$ 27,218	14%
$ 11.17	1.00%	0.98%	3.63%	--	$ 25,107	12%
$ 10.93	0.86%	0.45%(e)	4.32%(e)	1.11%(e)	$ 22,250	5%
$ 11.09	3.38%	0.86%(e)	3.77%(e)	0.90%(e)	$ 20,491	4%

$ 10.07	2.47%	0.82%(e)	3.15%(e)	0.61%(e)	$ 10,169	154%
$ 9.99	3.81%	0.77%	3.65%	0.59%	$ 2,402	197%
$ 9.64	0.23%	0.98%	3.64%	0.38%	$ 1,774	189%
$ 9.81	3.94%	0.98%(e)	4.17%(e)	0.38%(e)	$ 1,680	89%

$ 10.07	1.64%	1.69%(e)	2.95%(e)	0.20%(e)	$ 91	154%
$ 9.99	2.89%	1.68%	2.83%	0.18%	$ 123	197%
$ 9.64	(0.46)%	1.68%	2.94%	0.19%	$ 129	189%
$ 9.81	3.58%	1.67%(e)	3.48%(e)	0.19%(e)	$ 133	89%

$ 9.84	5.18%	0.82%	5.11%	0.15%	$ 130,235	83%
$ 10.50	11.20%	0.84%	4.14%	0.12%	$ 128,263	259%
$ 10.07	1.21%	0.81%	3.76%	0.27%	$ 254,875	154%
$ 9.99	3.85%	0.74%	3.77%	0.37%	$ 245,706	197%
$ 9.64	0.47%	0.73%	3.88%	0.38%	$ 216,402	189%
$ 9.81	4.07%	0.73%(e)	4.41%(e)	0.38%(e)	$ 200,651	89%

$ 10.16	6.30%	0.96%	5.13%	0.30%	$ 11,459	143%
$ 10.70	9.59%	1.03%	3.97%	0.42%	$ 12,430	276%
$ 10.13	0.64%	1.03%	3.58%	0.25%	$ 10,431	177%
$ 10.08	4.27%	1.03%	3.74%	0.27%	$ 8,855	86%
$ 9.66	(0.05)%	1.02%	3.79%	0.26%	$ 7,253	96%
$ 9.84	4.19%	1.03%(e)	4.54%(e)	0.27%(e)	$ 6,773	48%

$ 10.03	5.44%	1.71%	4.35%	0.09%	$ 1,421	143%
$ 10.57	8.90%	1.73%	3.25%	0.99%	$ 2,086	276%
$ 10.00	(0.08)%	1.74%	2.89%	0.05%	$ 2,155	177%
$ 9.95	3.60%	1.73%	3.04%	0.07%	$ 1,960	86%
$ 9.53	(0.75)%	1.73%	3.08%	0.06%	$ 1,561	96%
$ 9.71	3.89%	1.73%(e)	3.84%(e)	0.07%(e)	$ 1,376	48%

$ 10.03	6.33%	0.83%	5.32%	0.13%	$ 263,802	143%
$ 10.57	9.86%	0.85%	4.17%	0.08%	$ 246,639	276%
$ 10.00	0.81%	0.85%	3.75%	0.14%	$ 181,498	177%
$ 9.95	4.55%	0.82%	3.95%	0.23%	$ 131,542	86%
$ 9.53	0.16%	0.81%	4.01%	0.23%	$ 133,002	96%
$ 9.71	4.36%	0.81%(e)	4.76%(e)	0.24%(e)	$ 120,819	48%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)				Distributions from Net Realized Gain on Investments	Total Distributions
			Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH - CLASS A SHARES
2002	$ 9.89	0.32(c)	(0.17)	0.15	(0.30)	--	(0.30)
2003	$ 9.74	0.23	(0.23)	0.00(d)	(0.23)	(0.02)	(0.25)
2004	$ 9.49	0.15(c)	0.43	0.58	(0.14)	(0.12)	(0.26)
2005	$ 9.81	0.16	0.02	0.18	(0.15)	(0.03)	(0.18)
2006	$ 9.81	0.20(c)	0.33	0.53	(0.19)	(0.21)	(0.40)
2006(e)	$ 9.94	0.11	0.16	0.27	(0.10)	--	(0.10)
MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH - CLASS B SHARES
2003	$ 9.74	0.15	(0.25)	(0.10)	(0.16)	(0.02)	(0.18)
2004	$ 9.46	0.08(c)	0.44	0.52	(0.08)	(0.12)	(0.20)
2005	$ 9.78	0.10	0.03	0.13	(0.10)	(0.03)	(0.13)
2006	$ 9.78	0.12(c)	0.35	0.47	(0.13)	(0.21)	(0.34)
2006(e)	$ 9.91	0.08	0.17	0.25	(0.08)	--	(0.08)
MANAGED ALLOCATION FUND - MODERATE GROWTH - CLASS A SHARES
2002	$ 10.12	0.15	(0.39)	(0.24)	(0.16)	(0.02)	(0.18)
2003	$ 9.70	0.10	(0.87)	(0.77)	(0.10)	(0.03)	(0.13)
2004	$ 8.80	0.07	1.10	1.17	(0.06)	(0.11)	(0.17)
2005	$ 9.80	0.09	0.15	0.24	(0.08)	--	(0.08)
2006	$ 9.96	0.12	1.09	1.21	(0.11)	(0.59)	(0.70)
2006(e)	$ 10.47	0.03	0.20	0.23	(0.02)	--	(0.02)
MANAGED ALLOCATION FUND - MODERATE GROWTH - CLASS B SHARES
2003	$ 9.70	0.03	(0.90)	(0.87)	(0.03)	(0.03)	(0.06)
2004	$ 8.77	0.00(d)	1.10	1.10	(0.01)	(0.11)	(0.12)
2005	$ 9.75	0.03	0.14	0.17	(0.04)	--	(0.04)
2006	$ 9.88	0.05	1.07	1.12	(0.06)	(0.59)	(0.65)
2006(e)	$ 10.35	0.00(e)	0.19	0.19	--	--	--
MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH - CLASS A SHARES
2002	$ 10.26	0.02	(0.63)	(0.61)	(0.02)	(0.14)	(0.16)
2003	$ 9.49	0.00(d)	(1.41)	(1.41)	--	(0.08)	(0.08)
2004	$ 8.00	(0.01)(c)	1.70	1.69	--	(0.20)	(0.20)
2005	$ 9.49	0.03(c)	0.25	0.28	(0.04)	(0.01)	(0.05)
2006	$ 9.72	0.02(c)	1.70	1.72	(0.05)	(0.74)	(0.79)
2006(e)	$ 10.65	(0.02)	0.22	0.20	(0.00)(d)	--	(0.00)
MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH - CLASS B SHARES
2003	$ 9.49	(0.04)	(1.44)	(1.48)	--	(0.08)	(0.08)
2004	$ 7.93	(0.07)(c)	1.61	1.61	--	(0.20)	(0.20)
2005	$ 9.34	(0.02)(c)	0.24	0.22	(0.01)	(0.01)	(0.02)
2006	$ 9.54	(0.05)(c)	1.69	1.64	(0.02)	(0.74)	(0.76)
2006(e)	$ 10.42	(0.05)	0.22	0.17	--	--	--
BALANCED FUND - CLASS A SHARES
2002	$ 14.40	0.24	(1.52)	(1.28)	(0.26)	--	(0.26)
2003	$ 12.86	0.19	(1.32)	(1.13)	(0.18)	--	(0.18)
2004(h)	$ 11.55	0.12	1.49	1.61	(0.12)	--	(0.12)
2005	$ 13.04	0.20	(0.12)	0.08	(0.20)	--	(0.20)
2006	$ 12.92	0.18	0.86	1.04	(0.21)	--	(0.21)
2006(e)	$ 13.75	0.10	0.43	0.53	(0.11)	--	(0.11)
BALANCED FUND - CLASS B SHARES
2002	$ 14.38	0.14	(1.52)	(1.38)	(0.16)	--	(0.16)
2003	$ 12.84	0.10	(1.30)	(1.20)	(0.09)	--	(0.09)
2004(h)	$ 11.55	0.02	1.49	1.51	(0.02)	--	(0.02)
2005	$ 13.04	0.11	(0.12)	(0.01)	(0.11)	--	(0.11)
2006	$ 12.92	0.07	0.87	0.94	(0.11)	--	(0.11)
2006(e)	$ 13.75	0.04	0.45	0.49	(0.06)	--	(0.06)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Based on average shares outstanding.

(d) Represents less than $0.01.

(e) Six months ended October 31, 2006 (unaudited).

(f) Computed on an annualized basis.

(g) Represents less than 0.01%.

(h) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets			Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)

$ 9.74	1.60%	1.00%	3.28%	1.75%	$ 2,788	19%
$ 9.49	0.03%	1.00%	2.49%	1.11%	$ 4,120	11%
$ 9.81	6.20%	1.00%	1.52%	0.65%	$ 5,602	14%
$ 9.81	1.87%	1.00%	1.63%	1.05%	$ 6,147	61%
$ 9.94	5.46%	1.00%	2.18%	0.81%	$ 10,592	17%
$ 10.11	2.79%	1.00%(f)	2.17%(f)	0.67%(f)	$ 10,667	16%

$ 9.46	(1.02)%	2.00%	1.43%	1.11%	$ 2,000	11%
$ 9.78	5.50%	1.67%	0.84%	0.61%	$ 3,622	14%
$ 9.78	1.32%	1.56%	1.05%	0.99%	$ 3,817	61%
$ 9.91	4.88%	1.56%	1.41%	0.81%	$ 3,469	17%
$ 10.08	2.51%	1.56%(f)	1.61%(f)	0.61%(f)	$ 3,376	16%

$ 9.70	(2.39)%	1.00%	1.63%	0.67%	$ 8,166	2%
$ 8.80	(7.89)%	1.00%	1.14%	0.38%	$ 10,922	10%
$ 9.80	13.43%	0.88%	0.73%	0.31%	$ 24,436	15%
$ 9.96	2.46%	0.98%	0.98%	0.39%	$ 29,011	98%
$ 10.47	12.45%	0.97%	1.44%	0.25%	$ 42,198	9%
$ 10.68	2.15%	0.94%(f)	0.76%(f)	0.25%(f)	$ 40,677	16%

$ 8.77	(8.91)%	2.00%	0.11%	0.38%	$ 5,445	10%
$ 9.75	12.61%	1.67%	(0.08)%	0.11%	$ 15,799	15%
$ 9.88	1.70%	1.73%	0.24%	0.14%	$ 19,628	98%
$ 10.35	11.61%	1.72%	0.52%	--	$ 22,566	9%
$ 10.54	1.84%	1.69%(f)	0.01%(f)	--	$ 22,519	16%

$ 9.49	(5.92)%	1.00%	0.23%	1.22%	$ 4,872	4%
$ 8.00	(14.78)%	1.00%	0.03%	1.16%	$ 5,421	11%
$ 9.49	21.25%	1.00%	(0.11)%	0.52%	$ 12,124	5%
$ 9.72	2.98%	1.02%	0.34%	0.66%	$ 14,414	114%
$ 10.65	18.34%	1.00%	0.70%	0.51%	$ 20,790	6%
$ 10.85	1.88%	0.98%(f)	(0.46)%(f)	0.50%(f)	$ 20,380	20%

$ 7.93	(15.62)%	2.00%	(1.07)%	1.16%	$ 1,813	11%
$ 9.34	20.41%	1.65%	(0.76)%	0.47%	$ 6,043	5%
$ 9.54	2.35%	1.59%	(0.23)%	0.59%	$ 7,906	114%
$ 10.42	17.75%	1.57%	0.00%(g)	0.44%	$ 9,559	6%
$ 10.59	1.63%	1.55%(f)	(1.03)%(f)	0.43%(f)	$ 9,678	20%

$ 12.86	(8.97)%	1.01%	1.78%	0.40%	$ 39,276	50%
$ 11.55	(8.71)%	1.10%	1.61%	0.54%	$ 30,238	84%
$ 13.04	13.92%	1.12%	0.90%	0.34%	$ 30,493	66%
$ 12.92	0.61%	1.11%	1.50%	0.30%	$ 25,237	41%
$ 13.75	8.09%	1.10%	1.30%	0.44%	$ 21,679	48%
$ 14.17	3.86%	1.10%(f)	1.54%(f)	0.51%(f)	$ 20,579	124%

$ 12.84	(9.66)%	1.76%	1.03%	0.10%	$ 13,956	50%
$ 11.55	(9.31)%	1.80%	0.91%	0.42%	$ 11,203	84%
$ 13.04	13.06%	1.82%	0.20%	0.16%	$ 12,811	66%
$ 12.92	(0.11)%	1.81%	0.80%	0.10%	$ 11,868	41%
$ 13.75	7.33%	1.81%	0.60%	0.23%	$ 8,827	48%
$ 14.18	3.55%	1.79%(f)	0.84%(f)	0.30%(f)	$ 6,880	124%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments			Distributions from Net Realized Gain on Investments
Year Ended April 30,	Net Asset Value, beginning of period			Total from Investment Operations	Distributions from Net Investment Income

BALANCED FUND - INSTITUTIONAL I SHARES
2002	$ 14.47	0.26	(1.55)	(1.29)	(0.27)	--
2003	$ 12.91	0.21	(1.32)	(1.11)	(0.22)	--
2004(c)	$ 11.58	0.13	1.50	1.63	(0.13)	--
2005	$ 13.08	0.23	(0.13)	0.10	(0.22)	--
2006	$ 12.96	0.30	0.78	1.08	(0.25)	--
2006(d)	$ 13.79	0.12	0.42	0.54	(0.12)	--
EQUITY INCOME FUND - CLASS A SHARES
2002	$ 11.33	0.15	(0.99)	(0.84)	(0.15)	(0.05)
2003	$ 10.29	0.17	(2.16)	(1.99)	(0.14)	--
2004(c)	$ 8.16	0.14	1.51	1.65	(0.12)	--
2005	$ 9.69	0.17	0.47	0.64	(0.17)	(0.38)
2006	$ 9.78	0.15	1.20	1.35	(0.16)	(2.33)
2006(d)	$ 8.64	0.10	0.42	0.52	(0.10)	--
EQUITY INCOME FUND - CLASS B SHARES
2004(c)(f)	$ 8.71	0.04	0.95	0.99	(0.05)	--
2005	$ 9.65	0.10	0.46	0.56	(0.09)	(0.38)
2006	$ 9.74	0.09	1.19	1.28	(0.09)	(2.33)
2006(d)	$ 8.60	0.06	0.42	0.48	(0.07)	--
EQUITY INCOME FUND - INSTITUTIONAL I SHARES
2002	$ 11.34	0.16	(0.99)	(0.83)	(0.16)	(0.05)
2003	$ 10.30	0.18	(2.16)	(1.98)	(0.18)	--
2004(c)	$ 8.14	0.15	1.51	1.66	(0.14)	--
2005	$ 9.66	0.19	0.46	0.65	(0.19)	(0.38)
2006	$ 9.74	0.18	1.19	1.37	(0.18)	(2.33)
2006(d)	$ 8.60	0.10	0.42	0.52	(0.11)	--
LARGE CAP VALUE FUND - CLASS A SHARES
2002	$ 11.96	0.06	(1.49)	(1.43)	(0.06)	(0.16)
2003	$ 10.31	0.07	(1.91)	(1.84)	(0.06)	--
2004	$ 8.41	0.08(g)	1.95	2.03	(0.08)	--
2005	$ 10.36	0.11	0.55	0.66	(0.09)	--
2006	$ 10.93	0.10	2.29	2.39	(0.10)	(0.78)
2006(d)	$ 12.44	0.06	0.74	0.80	(0.06)	--
LARGE CAP VALUE FUND - CLASS B SHARES
2002	$ 11.90	(0.01)	(1.52)	(1.53)	--	(0.16)
2003	$ 10.21	(0.02)	(1.87)	(1.89)	--	--
2004	$ 8.32	(0.01)(g)	1.93	1.92	--	--
2005	$ 10.24	0.01	0.55	0.56	--	--
2006	$ 10.80	0.00(i)	2.25	2.25	--	(0.78)
2006(d)	$ 12.27	(0.00)(i)	0.73	0.73	--	--
LARGE CAP VALUE FUND - INSTITUTIONAL I SHARES
2004(j)	$ 9.26	0.06(g)	1.12	1.18	(0.07)	--
2005	$ 10.37	0.10	0.56	0.66	(0.10)	--
2006	$ 10.93	0.10	2.29	2.39	(0.09)	(0.78)
2006(d)	$ 12.45	0.06	0.73	0.79	(0.06)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

(d) Six months ended October 31, 2006 (unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(g) Based on average shares outstanding.

(h) Represents less than 0.01%.

(i) Represents less than $0.01.

(j) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.27)	$ 12.91	(8.98)%	0.91%	1.88%	0.10%	$ 248,726	50%
(0.22)	$ 11.58	(8.52)%	0.94%	1.80%	0.04%	$ 122,051	84%
(0.13)	$ 13.08	14.11%	0.96%	1.06%	0.13%	$ 118,815	66%
(0.22)	$ 12.96	0.73%	0.95%	1.66%	0.21%	$ 84,800	41%
(0.25)	$ 13.79	8.35%	0.89%	1.51%	0.28%	$ 20,078	48%
(0.12)	$ 14.21	3.94%	0.94%(e)	1.70%(e)	0.42%(e)	$ 19,223	124%

(0.20)	$ 10.29	(7.43)%	1.10%	1.41%	0.38%	$ 5,136	43%
(0.14)	$ 8.16	(19.38)%	1.18%	1.99%	0.81%	$ 4,388	28%
(0.12)	$ 9.69	20.25%	1.17%	1.41%	0.45%	$ 5,245	30%
(0.55)	$ 9.78	6.59%	1.22%	1.72%	0.28%	$ 4,898	148%
(2.49)	$ 8.64	16.21%	1.23%	1.66%	0.27%	$ 5,289	90%
(0.10)	$ 9.06	6.04%	1.23%(e)	2.17%(e)	0.30%(e)	$ 4,562	36%

(0.05)	$ 9.65	11.39%	1.97%(e)	0.30%(e)	0.01%(e)	$ 143	30%
(0.47)	$ 9.74	5.79%	1.94%	1.02%	0.06%	$ 207	148%
(2.42)	$ 8.60	15.45%	1.94%	0.96%	0.06%	$ 301	90%
(0.07)	$ 9.01	5.57%	1.94%(e)	1.44%(e)	0.09%(e)	$ 315	36%

(0.21)	$ 10.30	(7.34)%	1.00%	1.52%	0.08%	$ 72,005	43%
(0.18)	$ 8.14	(19.21)%	1.02%	2.16%	0.09%	$ 61,427	28%
(0.14)	$ 9.66	20.49%	1.01%	1.58%	0.17%	$ 72,887	30%
(0.57)	$ 9.74	6.72%	0.99%	1.94%	0.26%	$ 73,761	148%
(2.51)	$ 8.60	16.54%	0.99%	1.91%	0.25%	$ 57,930	90%
(0.11)	$ 9.01	6.09%	0.99%(e)	2.39%(e)	0.29%(e)	$ 52,076	36%

(0.22)	$ 10.31	(11.99)%	1.13%	0.56%	--	$ 42,697	63%
(0.06)	$ 8.41	(17.80)%	1.12%	0.86%	--	$ 48,665	32%
(0.08)	$ 10.36	24.22%	1.06%	0.83%	0.25%	$ 46,107	27%
(0.09)	$ 10.93	6.35%	1.12%	0.88%	0.35%	$ 26,161	126%
(0.88)	$ 12.44	22.45%	0.98%	0.86%	0.29%	$ 34,187	18%
(0.06)	$ 13.18	6.49%	0.93%(e)	0.95%(e)	0.29%(e)	$ 34,561	11%

(0.16)	$ 10.21	(12.88)%	2.13%	(0.47)%	--	$ 617	63%
--	$ 8.32	(18.51)%	2.12%	(0.14)%	--	$ 451	32%
--	$ 10.24	23.08%	1.98%	(0.07)%	0.00%(h)	$ 683	27%
--	$ 10.80	5.47%	1.92%	0.08%	0.05%	$ 819	126%
(0.78)	$ 12.27	21.38%	1.92%	(0.07)%	0.00%(h)	$ 1,229	18%
--	$ 13.00	5.95%	1.89%(e)	(0.01)%(e)	0.00%(e)(h)	$ 1,355	11%

(0.07)	$ 10.37	12.71%	1.06%(e)	0.86%(e)	0.14%(e)	$ 43,139	27%
(0.10)	$ 10.93	6.35%	1.03%	0.94%	0.19%	$ 75,564	126%
(0.87)	$ 12.45	22.54%	1.03%	0.82%	0.14%	$ 115,735	18%
(0.06)	$ 13.18	6.36%	1.00%(e)	0.88%(e)	0.14%(e)	$ 131,156	11%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Net Investment Income (Loss)				Distributions from Net Realized Gain on Investments
Year Ended April 30,	Net Asset Value, beginning of period		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

EQUITY INDEX FUND - CLASS A SHARES
2002	$ 10.42	0.08	(1.42)	(1.34)	(0.08)	--
2003	$ 9.00	0.10	(1.34)	(1.24)	(0.06)	--
2004(c)	$ 7.70	0.10	1.57	1.67	(0.10)	--
2005	$ 9.27	0.15	0.36	0.51	(0.16)	--
2006	$ 9.62	0.14	1.28	1.42	(0.14)	--
2006(d)	$ 10.90	0.07	0.55	0.62	(0.07)	--
EQUITY INDEX FUND - CLASS B SHARES
2004(c)(f)	$ 8.33	0.05	0.92	0.97	(0.05)	--
2005	$ 9.25	0.08	0.36	0.44	(0.09)	--
2006	$ 9.60	0.06	1.27	1.33	(0.06)	--
2006(d)	$ 10.87	0.03	0.55	0.58	(0.04)	--
EQUITY INDEX FUND - INSTITUTIONAL I SHARES
2002	$ 10.45	0.11	(1.42)	(1.31)	(0.11)	--
2003	$ 9.03	0.12	(1.34)	(1.22)	(0.12)	--
2004(c)	$ 7.69	0.14	1.55	1.69	(0.12)	--
2005	$ 9.26	0.17	0.37	0.54	(0.18)	--
2006	$ 9.62	0.17	1.27	1.44	(0.16)	--
2006(d)	$ 10.90	0.08	0.56	0.64	(0.09)	--
LARGE CAP STOCK FUND - CLASS A SHARES
2002	$ 11.28	0.02	(1.07)	(1.05)	(0.03)	(0.77)
2003	$ 9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)
2004(c)	$ 7.47	0.01(g)	1.64	1.65	(0.01)	--
2005	$ 9.11	0.05	0.20	0.25	(0.02)	(0.96)
2006	$ 8.38	0.03	0.92	0.95	(0.04)	(0.63)
2006(d)	$ 8.66	0.02	0.20	0.22	(0.01)	--
LARGE CAP STOCK FUND - CLASS B SHARES
2002	$ 11.05	(0.01)	(1.10)	(1.11)	--	(0.77)
2003	$ 9.17	(0.01)	(1.79)	(1.80)	--	(0.14)
2004(c)	$ 7.23	(0.05)(g)	1.58	1.53	--	--
2005	$ 8.76	(0.03)	0.20	0.17	--	(0.96)
2006	$ 7.97	(0.06)	0.89	0.83	(0.02)	(0.58)
2006(d)	$ 8.20	(0.05)	0.23	0.18	--	--
LARGE CAP STOCK FUND - INSTITUTIONAL I SHARES
2002	$ 11.30	0.04	(1.09)	(1.05)	(0.04)	(0.77)
2003	$ 9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)
2004(c)	$ 7.45	0.03(g)	1.63	1.66	(0.04)	--
2005	$ 9.07	0.05	0.21	0.26	(0.05)	(0.96)
2006	$ 8.32	0.04	0.90	0.94	(0.04)	(0.63)
2006(d)	$ 8.59	0.02	0.21	0.23	(0.02)	--
LARGE CAP GROWTH FUND - CLASS A SHARES
2002	$ 8.54	0.00(g)(h)	(0.63)	(0.63)	--	--
2003	$ 7.91	0.00(g)(h)	(1.23)	(1.23)	--	--
2004	$ 6.68	0.00(g)(h)	0.92	0.92	--	--
2005	$ 7.60	0.18	(0.30)	(0.12)	--	--
2006	$ 7.48	(0.01)	0.84	0.83	(0.01)	--
2006(d)	$ 8.30	0.01(g)	0.27	0.28	--	--
LARGE CAP GROWTH FUND - CLASS B SHARES
2002	$ 8.46	(0.02)	(0.68)	(0.70)	--	--
2003	$ 7.76	(0.05)	(1.22)	(1.27)	--	--
2004	$ 6.49	(0.06)(g)	0.90	0.84	--	--
2005	$ 7.33	(0.03)	(0.14)	(0.17)	--	--
2006	$ 7.16	(0.06)	0.79	0.73	--	--
2006(d)	$ 7.89	(0.02)(g)	0.26	0.24	--	--
LARGE CAP GROWTH FUND - INSTITUTIONAL I SHARES
2004(i)	$ 7.05	0.00(g)(h)	0.55	0.55	--	--
2005	$ 7.60	0.02	(0.12)	(0.10)	(0.03)	--
2006	$ 7.47	0.01	0.83	0.84	(0.01)	--
2006(d)	$ 8.30	0.02(g)	0.26	0.28	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

(d) Six months ended October 31, 2006 (unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(g) Based on average shares outstanding.

(h) Represents less than $0.01.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.08)	$ 9.00	(12.85)%	0.50%	0.87%	0.49%	$ 7,709	31%
(0.06)	$ 7.70	(13.70)%	0.58%	1.21%	0.86%	$ 4,646	87%
(0.10)	$ 9.27	21.71%	0.57%	1.14%	0.41%	$ 6,386	76%
(0.16)	$ 9.62	5.54%	0.56%	1.47%	0.42%	$ 5,182	52%
(0.14)	$ 10.90	14.82%	0.53%	1.36%	0.42%	$ 4,938	20%
(0.07)	$ 11.45	5.78%	0.55%(e)	1.30%(e)	0.41%(e)	$ 4,507	17%

(0.05)	$ 9.25	11.70%	1.29%(e)	0.31%(e)	0.19%(e)	$ 319	76%
(0.09)	$ 9.60	4.76%	1.28%	0.79%	0.20%	$ 507	52%
(0.06)	$ 10.87	13.93%	1.29%	0.60%	0.20%	$ 623	20%
(0.04)	$ 11.41	5.33%	1.28%(e)	0.57%(e)	0.19%(e)	$ 656	17%

(0.11)	$ 9.03	(12.59)%	0.25%	1.12%	0.34%	$ 95,487	31%
(0.12)	$ 7.69	(13.50)%	0.25%	1.54%	0.34%	$ 94,947	87%
(0.12)	$ 9.26	22.06%	0.27%	1.45%	0.38%	$ 85,030	76%
(0.18)	$ 9.62	5.87%	0.28%	1.81%	0.45%	$ 93,788	52%
(0.16)	$ 10.90	15.10%	0.29%	1.60%	0.44%	$ 78,477	20%
(0.09)	$ 11.45	5.94%	0.28%(e)	1.56%(e)	0.44%(e)	$ 102,083	17%

(0.80)	$ 9.43	(9.53)%	1.31%	0.24%	0.44%	$ 5,935	22%
(0.16)	$ 7.47	(19.12)%	1.38%	0.58%	0.79%	$ 4,232	36%
(0.01)	$ 9.11	22.16%	1.26%	0.07%	0.28%	$ 64,755	84%
(0.98)	$ 8.38	2.71%	1.26%	0.45%	0.26%	$ 39,417	39%
(0.67)	$ 8.66	11.50%	1.27%	0.37%	0.24%	$ 35,490	47%
(0.01)	$ 8.87	2.53%	1.27%(e)	0.29%(e)	0.26%(e)	$ 32,902	25%

(0.77)	$ 9.17	(10.26)%	2.06%	(0.53)%	0.14%	$ 1,141	22%
(0.14)	$ 7.23	(19.64)%	2.08%	(0.13)%	2.02%	$ 867	36%
--	$ 8.76	21.16%	2.02%	(0.63)%	0.07%	$ 12,116	84%
(0.96)	$ 7.97	1.91%	2.00%	(0.34)%	0.02%	$ 10,920	39%
(0.60)	$ 8.20	10.62%	1.99%	(0.36)%	0.01%	$ 8,453	47%
--	$ 8.38	2.20%	2.00%(e)	(0.42)%(e)	0.03%(e)	$ 6,931	25%

(0.81)	$ 9.44	(9.52)%	1.21%	0.34%	0.14%	$ 245,727	22%
(0.19)	$ 7.45	(19.03)%	1.23%	0.73%	0.11%	$ 169,616	36%
(0.04)	$ 9.07	22.35%	1.11%	0.39%	0.18%	$ 409,916	84%
(1.01)	$ 8.32	2.83%	1.10%	0.57%	0.17%	$ 307,212	39%
(0.67)	$ 8.59	11.61%	1.09%	0.54%	0.16%	$ 304,921	47%
(0.02)	$ 8.80	2.62%	1.09%(e)	0.49%(e)	0.18%(e)	$ 232,290	25%

--	$ 7.91	(7.38)%	1.18%	0.04%	0.29%	$ 15,368	45%
--	$ 6.68	(15.55)%	1.30%	0.04%	0.38%	$ 16,312	37%
--	$ 7.60	13.77%	1.27%	(0.05)%	0.48%	$ 11,211	68%
--	$ 7.48	(1.58)%	1.31%	0.55%	0.43%	$ 2,429	130%
(0.01)	$ 8.30	11.05%	1.29%	0.06%	0.40%	$ 2,936	64%
--	$ 8.58	3.37%	1.31%(e)	0.19%(e)	0.41%(e)	$ 1,945	21%

--	$ 7.76	(8.27)%	2.15%	(0.91)%	0.24%	$ 1,162	45%
--	$ 6.49	(16.37)%	2.19%	(0.86)%	0.24%	$ 1,077	37%
--	$ 7.33	12.94%	2.14%	(0.90)%	0.18%	$ 1,261	68%
--	$ 7.16	(2.32)%	2.07%	(0.49)%	0.17%	$ 1,252	130%
--	$ 7.89	10.20%	2.07%	(0.71)%	0.14%	$ 1,316	64%
--	$ 8.13	3.04%	2.07%(e)	(0.58)%(e)	0.15%(e)	$ 1,315	21%

--	$ 7.60	7.80%	1.19%(e)	(0.02)%(e)	0.30%(e)	$ 35,205	68%
(0.03)	$ 7.47	(1.35)%	1.14%	0.35%	0.35%	$ 48,452	130%
(0.01)	$ 8.30	11.30%	1.13%	0.22%	0.33%	$ 47,656	64%
--	$ 8.58	3.37%	1.13%(e)	0.37%(e)	0.34%(e)	$ 47,131	21%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments and Options		Distributions from Net Investment Income
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations		Distributions from Net Realized Gain on Investments and Options

MULTI CAP GROWTH FUND - CLASS A SHARES
2002	$ 18.88	(0.04)	(4.99)	(5.03)	--	--
2003	$ 13.85	(0.03)	(2.42)	(2.45)	--	--
2004(c)	$ 11.40	(0.08)(d)	2.50	2.42	--	--
2005	$ 13.82	0.01	0.20	0.21	--	--
2006	$ 14.03	(0.00)(d)(e)	2.66	2.66	(0.02)	--
2006(f)	$ 16.67	0.01(d)	0.09	0.10	--	--
MULTI CAP GROWTH FUND - CLASS B SHARES
2002	$ 18.61	(0.15)	(4.91)	(5.06)	--	--
2003	$ 13.55	(0.14)	(2.33)	(2.47)	--	--
2004(c)	$ 11.08	(0.17)(d)	2.43	2.26	--	--
2005	$ 13.34	(0.09)	0.19	0.10	--	--
2006	$ 13.44	(0.11)	2.55	2.44	--	--
2006(f)	$ 15.88	(0.05)(d)	0.09	0.04	--	--
MULTI CAP GROWTH FUND - INSTITUTIONAL I SHARES
2002	$ 19.07	(0.02)	(5.05)	(5.07)	--	--
2003	$ 14.00	--	(2.45)	(2.45)	--	--
2004(c)	$ 11.55	(0.05)(d)	2.53	2.48	--	--
2005	$ 14.03	0.05	0.18	0.23	--	--
2006	$ 14.26	0.02	2.70	2.72	(0.04)	--
2006(f)	$ 16.94	0.02(d)	0.10	0.12	--	--
MID CAP STOCK FUND - CLASS A SHARES
2002	$ 14.51	0.00(e)	(0.12)	(0.12)	--	--
2003	$ 14.39	(0.00)(e)	(2.48)	(2.48)	--	--
2004	$ 11.91	(0.05)	3.15	3.10	--	--
2005	$ 15.01	(0.01)(d)	1.21	1.20	--	(0.59)
2006	$ 15.62	0.07	3.81	3.88	--	(3.03)
2006(f)	$ 16.47	0.03(d)	(0.06)	(0.03)	(0.05)	--
MID CAP STOCK FUND - CLASS B SHARES
2002	$ 14.38	(0.07)	(0.17)	(0.24)	--	--
2003	$ 14.14	(0.11)	(2.44)	(2.55)	--	--
2004	$ 11.59	(0.14)	3.03	2.89	--	--
2005	$ 14.48	(0.14)(d)	1.17	1.03	--	(0.59)
2006	$ 14.92	(0.00)(e)	3.54	3.54	--	(3.03)
2006(f)	$ 15.43	(0.04)(d)	(0.06)	(0.10)	--	--
MID CAP STOCK FUND - INSTITUTIONAL I SHARES
2004(i)	$ 13.14	(0.02)	1.90	1.88	--	--
2005	$ 15.02	(0.01)(d)	1.21	1.20	--	(0.59)
2006	$ 15.63	0.06	3.82	3.88	--	(3.03)
2006(f)	$ 16.48	0.03(d)	(0.06)	(0.03)	(0.05)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

(d) Based on average shares outstanding.

(e) Represents less than $0.01.

(f) Six months ended October 31, 2006 (unaudited).

(g) Computed on an annualized basis.

(h) Represents less than 0.01%.

(i) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

--	$ 13.85	(26.64)%	1.10%	(0.24)%	0.35%	$ 33,621	202%
--	$ 11.40	(17.69)%	1.19%	(0.20)%	0.82%	$ 22,820	194%
--	$ 13.82	21.23%	1.20%	(0.56)%	0.30%	$ 24,196	186%
--	$ 14.03	1.52%	1.20%	0.07%	0.38%	$ 20,121	264%
(0.02)	$ 16.67	18.95%	1.19%	(0.03)%	0.38%	$ 19,561	124%
--	$ 16.77	0.60%	1.19%(g)	0.07%(g)	0.48%(g)	$ 18,461	50%

--	$ 13.55	(27.19)%	1.85%	(0.99)%	0.05%	$ 12,196	202%
--	$ 11.08	(18.23)%	1.89%	(0.90)%	0.80%	$ 8,870	194%
--	$ 13.34	20.40%	1.92%	(1.27)%	0.07%	$ 10,150	186%
--	$ 13.44	0.75%	1.90%	(0.63)%	0.19%	$ 8,808	264%
--	$ 15.88	18.15%	1.89%	(0.73)%	0.18%	$ 7,428	124%
--	$ 15.92	0.25%	1.89%(g)	(0.62)%(g)	0.28%(g)	$ 5,747	50%

--	$ 14.00	(26.59)%	1.00%	(0.14)%	0.05%	$ 138,331	202%
--	$ 11.55	(17.50)%	1.03%	(0.03)%	0.04%	$ 103,441	194%
--	$ 14.03	21.47%	1.04%	(0.38)%	0.13%	$ 80,462	186%
--	$ 14.26	1.64%	1.04%	0.24%	0.28%	$ 51,880	264%
(0.04)	$ 16.94	19.12%	1.03%	0.12%	0.29%	$ 32,773	124%
--	$ 17.06	0.71%	1.03%(g)	0.26%(g)	0.39%(g)	$ 20,261	50%

--	$ 14.39	(0.83)%	1.39%	(0.26)%	0.06%	$ 119,407	91%
--	$ 11.91	(17.23)%	1.26%	(0.01)%	0.20%	$ 102,263	80%
--	$ 15.01	26.03%	1.22%	(0.25)%	0.32%	$ 68,327	99%
(0.59)	$ 15.62	7.87%	1.19%	(0.09)%	0.43%	$ 59,045	210%
(3.03)	$ 16.47	26.76%	1.13%	0.42%	0.40%	$ 67,176	51%
(0.05)	$ 16.39	(0.18)%	1.11%(g)	0.38%(g)	(0.40)%(g)	$ 43,304	26%

--	$ 14.14	(1.67)%	2.20%	(1.09)%	--	$ 2,051	91%
--	$ 11.59	(18.03)%	2.21%	(0.96)%	--	$ 1,713	80%
--	$ 14.48	24.94%	2.12%	(1.16)%	0.00%(h)	$ 2,333	99%
(0.59)	$ 14.92	6.97%	2.03%	(0.92)%	0.09%	$ 2,536	210%
(3.03)	$ 15.43	25.65%	2.03%	(0.48)%	0.06%	$ 3,155	51%
--	$ 15.33	(0.65)%	2.03%(g)	(0.52)%(g)	(0.06)%(g)	$ 2,893	26%

--	$ 15.02	14.31%	1.21%(g)	(0.28)%(g)	0.14%(g)	$ 70,539	99%
(0.59)	$ 15.63	7.86%	1.15%	(0.04)%	0.22%	$ 74,897	210%
(3.03)	$ 16.48	26.73%	1.15%	0.40%	0.20%	$ 91,523	51%
(0.05)	$ 16.40	(0.18)%	1.15%(g)	0.36%(g)	(0.19)%(g)	$ 82,928	26%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions			Distributions from Net Realized Gain on Investments, Options and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions

MID CAP GROWTH FUND - CLASS A SHARES
2002	$ 13.16	(0.03)	(0.55)	(0.58)	--	--	--
2003	$ 12.58	(0.01)	(2.42)	(2.43)	--	--	--
2004(c)	$ 10.15	(0.07)	3.41	3.34	--	--	--
2005	$ 13.49	(0.12)(d)	0.92	0.80	--	(0.23)	(0.23)
2006	$ 14.06	(0.06)(d)	4.13	4.07	--	(1.84)	(1.84)
2006(e)	$ 16.29	(0.03)(d)	(0.82)	(0.85)	--	--	--
MID CAP GROWTH FUND - CLASS B SHARES
2004(c)(g)	$ 11.81	(0.06)	1.75	1.69	--	--	--
2005	$ 13.50	(0.23)(d)	0.92	0.69	--	(0.23)	(0.23)
2006	$ 13.96	(0.18)(d)	4.08	3.90	--	(1.84)	(1.84)
2006(e)	$ 16.02	(0.09)(d)	(0.80)	(0.89)	--	--	--
MID CAP GROWTH FUND - INSTITUTIONAL I SHARES
2002	$ 13.19	(0.02)	(0.54)	(0.56)	--	--	--
2003	$ 12.63	--	(2.43)	(2.43)	(0.01)	--	(0.01)
2004(c)	$ 10.19	(0.05)	3.43	3.38	--	--	--
2005	$ 13.57	(0.10)(d)	0.93	0.83	--	(0.23)	(0.23)
2006	$ 14.17	(0.04)(d)	4.16	4.12	--	(1.84)	(1.84)
2006(e)	$ 16.45	(0.02)(d)	(0.82)	(0.84)	--	--	--
SMALL CAP STOCK FUND - CLASS A SHARES
2002	$ 10.02	0.00(h)	0.77	0.77	--	(0.34)	(0.34)
2003	$ 10.45	0.00(d)(h)	(1.63)	(1.63)	--	(1.93)	(1.93)
2004	$ 6.89	(0.03)(d)	3.24	3.21	--	(0.80)	(0.80)
2005	$ 9.30	(0.02)	0.06	0.04	--	(1.23)	(1.23)
2006	$ 8.11	(0.01)	2.59	2.58	--	(0.74)	(0.74)
2006(e)	$ 9.95	0.01	(0.10)	(0.09)	--	--	--
SMALL CAP STOCK FUND - CLASS B SHARES
2002	$ 10.01	(0.06)	0.75	0.69	--	(0.34)	(0.34)
2003	$ 10.36	(0.05)(d)	(1.64)	(1.69)	--	(1.93)	(1.93)
2004	$ 6.74	(0.10)(d)	3.16	3.06	--	(0.80)	(0.80)
2005	$ 9.00	(0.05)	0.04	(0.01)	--	(1.23)	(1.23)
2006	$ 7.76	(0.05)	2.43	2.38	--	(0.74)	(0.74)
2006(e)	$ 9.40	(0.03)	(0.08)	(0.11)	--	--	--
SMALL CAP STOCK FUND - INSTITUTIONAL I SHARES
2004(j)	$ 8.41	(0.02)(d)	1.69	1.67	--	(0.80)	(0.80)
2005	$ 9.28	0.00(h)	0.05	0.05	--	(1.23)	(1.23)
2006	$ 8.10	(0.00)(h)	2.57	2.57	--	(0.74)	(0.74)
2006(e)	$ 9.93	0.01	(0.10)	(0.09)	--	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

(d) Based on average shares outstanding.

(e) Six months ended October 31, 2006 (unaudited).

(f) Computed on an annualized basis.

(g) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(h) Represents less than $0.01.

(i) Represents less than 0.01%.

(j) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 12.58	(4.41)%	1.21%	(0.25)%	0.37%	$ 5,965	106%
$ 10.15	(19.32)%	1.29%	(0.12)%	0.82%	$ 4,841	238%
$ 13.49	32.91%	1.25%	(0.56)%	0.49%	$ 6,635	99%
$ 14.06	5.83%	1.29%	(0.86)%	0.34%	$ 6,317	52%
$ 16.29	30.27%	1.29%	(0.41%)	0.32%	$ 7,734	79%
$ 15.44	(5.22)%	1.29%(f)	(0.46)%(f)	0.32%(f)	$ 6,748	16%

$ 13.50	14.31%	2.08%(f)	(1.70)%(f)	0.05%(f)	$ 125	99%
$ 13.96	5.01%	2.05%	(1.62)%	0.08%	$ 312	52%
$ 16.02	29.23%	2.05%	(1.14%)	0.07%	$ 647	79%
$ 15.13	(5.56)%	2.04%(f)	(1.21)%(f)	0.06%(f)	$ 570	16%

$ 12.63	(4.25)%	1.11%	(0.13)%	0.07%	$ 90,179	106%
$ 10.19	(19.25)%	1.13%	0.05%	0.08%	$ 65,417	238%
$ 13.57	33.17%	1.09%	(0.39)%	0.22%	$ 79,815	99%
$ 14.17	6.02%	1.13%	(0.70)%	0.25%	$ 75,904	52%
$ 16.45	30.39%	1.13%	(0.25)%	0.23%	$ 81,759	79%
$ 15.61	(5.11)%	1.13%(f)	(0.30)%(f)	0.23%(f)	$ 72,560	16%

$ 10.45	8.03%	1.23%	(0.57)%	0.07%	$ 115,011	136%
$ 6.89	(14.66)%	1.27%	(0.06)%	0.10%	$ 106,415	68%
$ 9.30	47.22%	1.25%	(0.30)%	0.17%	$ 11,217	55%
$ 8.11	(0.65)%	1.30%	(0.14)%	0.25%	$ 4,735	90%
$ 9.95	33.02%	1.30%	(0.12)%	0.24%	$ 5,610	59%
$ 9.86	(0.90)%	1.30%(f)	0.09%(f)	0.22%(f)	$ 5,646	74%

$ 10.36	7.22%	2.05%	(1.35)%	--	$ 387	136%
$ 6.74	(15.46)%	2.12%	(0.89)%	--	$ 506	68%
$ 9.00	45.99%	2.05%	(1.10)%	0.00%(i)	$ 1,119	55%
$ 7.76	(1.25)%	2.03%	(0.85)%	0.02%	$ 1,100	90%
$ 9.40	31.89%	2.02%	(0.84)%	0.01%	$ 1,480	59%
$ 9.29	(1.17)%	2.02%(f)	(0.63)%(f)	0.00%(f)(i)	$ 1,435	74%

$ 9.28	20.36%	1.30%(f)	(0.35)%(f)	0.00%(f)(i)	$ 136,862	55%
$ 8.10	(0.53)%	1.28%	(0.11)%	0.02%	$ 148,945	90%
$ 9.93	32.94%	1.26%	(0.08%)	0.01%	$ 186,735	59%
$ 9.84	(0.91)%	1.25%(f)	0.14%(f)	0.00%(f)(i)	$ 129,834	74%

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions			Distributions from Net Realized Gain on Investments and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income

SMALL CAP GROWTH FUND - CLASS A SHARES
2002	$ 16.99	(0.05)	0.82	0.77	--	--
2003	$ 17.76	(0.08)	(5.69)	(5.77)	--	--
2004(c)	$ 11.99	(0.17)(d)	5.71	5.54	--	--
2005	$ 17.53	(0.04)	(1.12)	(1.16)	--	(1.84)
2006	$ 14.53	(0.05)	6.64	6.59	--	(0.05)
2006(e)	$ 21.07	(0.06)(d)	(0.59)	(0.65)	--	--
SMALL CAP GROWTH FUND - CLASS B SHARES
2002	$ 16.97	(0.14)	0.77	0.63	--	--
2003	$ 17.60	(0.19)	(5.62)	(5.81)	--	--
2004(c)	$ 11.79	(0.29)(d)	5.61	5.32	--	--
2005	$ 17.11	(0.11)	(1.12)	(1.23)	--	(1.84)
2006	$ 14.04	(0.22)	6.43	6.21	--	(0.05)
2006(e)	$ 20.20	(0.13)(d)	(0.56)	(0.69)	--	--
SMALL CAP GROWTH FUND - CLASS C SHARES
2003(g)	$ 12.27	(0.03)	(0.43)	(0.46)	--	--
2004(c)	$ 11.81	(0.30)(d)	5.64	5.34	--	--
2005	$ 17.15	(0.17)	(1.02)	(1.19)	--	(1.84)
2006	$ 14.12	(0.04)	6.44	6.40	--	(0.05)
2006(e)	$ 20.47	(0.06)(d)	(0.57)	(0.63)	--	--
SMALL CAP GROWTH FUND - INSTITUTIONAL I SHARES
2002	$ 17.15	(0.04)	0.83	0.79	(0.01)	--
2003	$ 17.93	(0.07)	(5.73)	(5.80)	--	--
2004	$ 12.13	(0.15)(d)	5.78	5.63	--	--
2005	$ 17.76	0.03	(1.18)	(1.15)	--	(1.84)
2006	$ 14.77	0.01	6.71	6.72	--	(0.05)
2006(e)	$ 21.44	(0.05)(d)	(0.59)	(0.64)	--	--
INTERNATIONAL EQUITY FUND - CLASS A SHARES
2002	$ 9.66	0.16	(0.71)	(0.55)	(0.16)	--
2003	$ 8.95	0.09(d)	(1.42)	(1.33)	(0.11)	--
2004	$ 7.51	0.07(d)	2.25	2.32	(0.08)	--
2005	$ 9.75	0.09(d)	1.12	1.21	(0.08)	--
2006	$ 10.88	0.11(d)	2.83	2.94	(0.18)	(1.38)
2006(e)	$ 12.26	0.10(d)	0.31	0.41	--	--
INTERNATIONAL EQUITY FUND - CLASS B SHARES
2002	$ 9.65	0.20	(0.83)	(0.63)	(0.13)	--
2003	$ 8.89	0.00(d)(h)	(1.38)	(1.38)	(0.05)	--
2004	$ 7.46	0.00(d)(h)	2.22	2.22	(0.08)	--
2005	$ 9.60	0.03(d)	1.09	1.12	(0.05)	--
2006	$ 10.67	0.01(d)	2.78	2.79	(0.12)	(1.38)
2006(e)	$ 11.96	0.05(d)	0.30	0.35	--	--
INTERNATIONAL EQUITY FUND - INSTITUTIONAL I SHARES
2004(i)	$ 8.30	0.05(d)	1.48	1.53	(0.13)	--
2005	$ 9.70	0.12(d)	1.10	1.22	(0.11)	--
2006	$ 10.81	0.11(d)	2.81	2.92	(0.18)	(1.38)
2006(e)	$ 12.17	0.10(d)	0.31	0.41	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

(d) Based on average shares outstanding.

(e) Six months ended October 31, 2006 (unaudited).

(f) Computed on an annualized basis.

(g) Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.

(h) Represents less than $0.01.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

--	$ 17.76	4.53%	1.27%	(0.38)%	0.31%	$ 74,576	267%
--	$ 11.99	(32.49)%	1.33%	(0.67)%	1.05%	$ 52,397	246%
--	$ 17.53	46.21%	1.36%	(0.99)%	0.42%	$ 72,164	256%
(1.84)	$ 14.53	(7.72)%	1.33%	(0.63)%	0.31%	$ 50,027	443%
(0.05)	$ 21.07	45.47%	1.31%	(0.60)%	0.37%	$ 59,464	534%
--	$ 20.42	(3.08)%	1.30%(f)	(0.66)%(f)	0.33%(f)	$ 53,274	264%

--	$ 17.60	3.71%	2.01%	(1.20)%	0.02%	$ 829	267%
--	$ 11.79	(33.01)%	2.08%	(1.44)%	1.39%	$ 1,611	246%
--	$ 17.11	45.12%	2.09%	(1.73)%	0.24%	$ 2,859	256%
(1.84)	$ 14.04	(8.35)%	2.06%	(1.38)%	0.08%	$ 2,574	443%
(0.05)	$ 20.20	44.35%	2.05%	(1.34)%	0.14%	$ 2,940	534%
--	$ 19.51	(3.42)%	2.05%(f)	(1.40)%(f)	0.10%(f)	$ 2,608	264%

--	$ 11.81	(3.75)%	2.09%(f)	(1.42)%(f)	9.19%(f)	$ 147	246%
--	$ 17.15	45.22%	2.12%	(1.76)%	0.43%	$ 677	256%
(1.84)	$ 14.12	(8.06)%	1.84%	(1.12)%	0.08%	$ 344	443%
(0.05)	$ 20.47	45.44%	1.28%	(0.56)%	0.14%	$ 386	534%
--	$ 19.84	(3.08)%	1.32%(f)	(0.67)%(f)	0.10%(f)	$ 312	264%

(0.01)	$ 17.93	4.58%	1.17%	(0.27)%	0.01%	$ 82,922	267%
--	$ 12.13	(32.35)%	1.17%	(0.51)%	0.02%	$ 56,766	246%
--	$ 17.76	46.41%	1.20%	(0.84)%	0.11%	$ 108,274	256%
(1.84)	$ 14.77	(7.56)%	1.19%	(0.50)%	0.22%	$ 77,827	443%
(0.05)	$ 21.44	45.61%	1.17%	(0.46)%	0.28%	$ 115,762	534%
--	$ 20.80	(2.99)%	1.17%(f)	(0.52)%(f)	0.24%(f)	$ 112,030	264%

(0.16)	$ 8.95	(5.60)%	1.64%	0.61%	0.15%	$ 45,754	61%
(0.11)	$ 7.51	(14.84)%	1.57%	1.12%	0.25%	$ 62,059	42%
(0.08)	$ 9.75	30.94%	1.60%	0.81%	0.23%	$ 19,124	53%
(0.08)	$ 10.88	12.42%	1.60%	0.89%	0.31%	$ 9,951	59%
(1.56)	$ 12.26	29.77%	1.48%	0.97%	0.31%	$ 11,887	136%
--	$ 12.67	3.34%	1.52%(f)	1.69%(f)	0.38%(f)	$ 11,806	24%

(0.13)	$ 8.89	(6.42)%	2.44%	0.04%	0.10%	$ 57	61%
(0.05)	$ 7.46	(15.56)%	2.47%	0.06%	0.10%	$ 55	42%
(0.08)	$ 9.60	29.80%	2.47%	0.03%	0.02%	$ 223	53%
(0.05)	$ 10.67	11.68%	2.31%	0.33%	0.10%	$ 386	59%
(1.50)	$ 11.96	28.84%	2.25%	0.12%	0.10%	$ 827	136%
--	$ 12.31	2.93%	2.26%(f)	0.92%(f)	0.17%(f)	$ 924	24%

(0.13)	$ 9.70	18.42%	1.68%(f)	0.70%(f)	0.06%(f)	$ 99,527	53%
(0.11)	$ 10.81	12.57%	1.50%	1.11%	0.16%	$ 124,915	59%
(1.56)	$ 12.17	29.84%	1.44%	0.98%	0.15%	$ 152,530	136%
--	$ 12.58	3.37%	1.46%(f)	1.73%(f)	0.22%(f)	$ 208,556	24%

MTB Group of Funds
October 31, 2006 (unaudited)

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 24 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 12 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives
MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	To seek current income with the preservation of capital as a secondary objective.
MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	Current income.
MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.
MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.
MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Maryland state and local income taxes.
MTB Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)(n)*	Current income exempt from federal regular income tax and Virginia state and local income taxes.
MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	Current income.
MTB Income Fund (“Income Fund”)(d)	Primarily current income and secondarily capital growth.
MTB Managed Allocation Fund - Conservative Growth (“Conservative Growth Fund”)(d)**	To seek capital appreciation and income.
MTB Managed Allocation Fund - Moderate Growth (“Moderate Growth Fund”)(d)**	To seek capital appreciation and secondarily income.
MTB Managed Allocation Fund - Aggressive Growth (“Aggressive Growth Fund”)(d)**	To seek capital appreciation.
MTB Balanced Fund (“Balanced Fund”)(d)	To provide total return.
MTB Equity Income Fund (“Equity Income Fund”)(d)	Current income and growth of capital.
MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	To provide capital appreciation. Current income is a secondary, non-fundamental investment consideration.
MTB Equity Index Fund (“Equity Index Fund”)(d)	Investment results that correspond to the performance of the Standard & Poor’s 500 Index.
MTB Large Cap Stock Fund (“Large Cap Stock Fund”)(d)	Growth of principal.
MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	To provide capital appreciation.
MTB Multi Cap Growth Fund (“Multi Cap Growth Fund”)(d)	Long-term capital appreciation.
MTB Mid Cap Stock Fund (“Mid Cap Stock Fund”)(d)	To provide total return.
MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	Long-term capital appreciation.
MTB Small Cap Stock Fund (“Small Cap Stock Fund”)(d)	To seek growth of capital.
MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	Long-term capital appreciation.
MTB International Equity Fund (“International Equity Fund”)(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d) Diversified

(n) Non-diversified

* The Virginia Municipal Bond Fund is the successor and accounting survivor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The FBR Virginia Tax-Free Portfolio’s fiscal year-end was October 31.

** The Fund invests solely in the shares of other funds within the Trust.

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares), Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On May 20, 2005, Short Duration Government Fund received a tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund and Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund, as follows:

Shares of Short-Duration Government Bond Fund Issued	Limited Maturity U.S. Government Fund Net Assets Received	Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Net Assets Received	Limited Maturity U.S. Government Fund Unrealized Depreciation[1]	Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Unrealized Depreciation[1]

261,845	$864,894	$1,648,819	$11,074	$3,843

Net Assets of Short Duration Government Bond Fund Immediately Prior to Combination	Net Assets of Limited Maturity U.S. Government Fund Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Immediately Prior to Combination	Net Assets of Short Duration Government Bond Fund Immediately After Combination

$196,408,994	$864,894	$1,648,819	$198,922,707

1 Unrealized Depreciation is included in the MTB Common Trust Limited Maturity U.S. Government Fund and Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Net Assets Received amounts shown above.

On May 20, 2005, New York Municipal Bond Fund received a tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund, as follows:

Shares of New York Municipal Bond Fund Issued	Fiduciary Tax-Free Fund Net Assets Received	Fiduciary Tax-Free Fund Unrealized Appreciation[2]	Net Assets of New York Municipal Bond Fund Prior to Combination	Net Assets of Fiduciary Tax-Free Fund Immediately Prior to Combination	Net Assets of New York Municipal Bond Fund Immediately After Combination

974,233	$10,375,577	$208,468	$79,623,974	$10,375,577	$89,999,551

2 Unrealized Appreciation is included in the Fiduciary Tax-Free Fund Net Assets Received amount shown above.

On February 24, 2006, Maryland Municipal Bond Fund received a tax-free transfer of assets from FBR Maryland Tax-Free Portfolio, as follows:

Shares of Maryland Municipal Bond Fund Issued	FBR Maryland Tax- Free Portfolio Net Assets Received	FBR Maryland Tax-Free Portfolio Net Unrealized Appreciation[3]	Net Assets of Maryland Municipal Bond Fund Prior to Combination	Net Assets of FBR Maryland Tax-Free Portfolio Immediately Prior to Combination	Net Assets of Maryland Municipal Bond Fund Immediately After Combination

3,401,920	$34,631,541	$1,571,791	$115,576,750	$34,631,541	$150,208,291

3 Unrealized Appreciation is included in the FBR Maryland Tax-Free Portfolio Net Assets Received amount shown above.

On May 20, 2005, Income Fund received a tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund, Discretionary Common Trust Fixed Income Fund, Class B, and Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund, as follows:

Shares of Income Fund Issued	Fiduciary Fixed Income Fund Net Assets Received	Discretionary Common Trust Fixed Income Fund, Class B Net Assets Received	Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Net Assets Received	Fiduciary Fixed Income Fund Unrealized Appreciation[4]	Discretionary Common Trust Fixed Income Fund, Class B Unrealized Appreciation[4]	Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Unrealized Appreciation[4]

6,580,273	$50,865,498	$4,427,623	$10,048,988	$1,753,180	$90,386	$176,426

Net Assets of Income Fund Immediately Prior to Combination	Net Assets of Fiduciary Fixed Income Fund Immediately Prior to Combination	Net Assets of Discretionary Common Trust Fixed Income Fund, Class B Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Immediately Prior to Combination	Net Assets of Income Fund Immediately After Combination

$138,290,178	$50,865,498	$4,427,623	$10,048,988	$203,632,287

4 Unrealized Appreciation is included in the MTB Common Trust Fiduciary Fixed Income Fund, Discretionary Common Trust Fixed Income Fund, Class B and Corporate Retirement Plans Intermediate Term Bond Fund Net Assets Received amounts show above.

On May 20, 2005, Large Cap Stock Fund received a tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund, Class A, Group Trust for Corporate Retirement Plans Equity Growth Fund and Fiduciary Equity Fund as follows:

Shares of Large Cap Stock Fund Issued	Discretionary Common Trust Equities Fund, Class A Net Assets Received	Group Trust for Corporate Retirement Plans Equity Growth Fund Net Assets Received	Fiduciary Equity Fund Net Assets Received	Discretionary Common Trust Equities Fund Unrealized Appreciation[5]	Group Trust for Corporate Retirement Plans Equity Growth Unrealized Appreciation[5]	Fiduciary Equity Fund Unrealized Appreciation[5]

7,077,973	$19,658,326	$12,794,398	$28,771,743	$3,096,400	$1,528,348	$4,577,042

Net Assets of Large Cap Stock Fund Immediately Prior to Combination	Net Assets of Discretionary Common Trust Fund Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Equity Growth Fund Immediately Prior to Combination	Net Assets of Fiduciary Equity Fund Immediately Prior to Combination	Net Assets of Large Cap Stock Fund Immediately After Combination

$364,914,903	$19,658,326	$12,794,398	$28,771,743	$426,139,370

5 Unrealized Appreciation is included in the MTB Common Trust Discretionary Common Trust Fund, Class A, Group Trust for Corporate Retirement Plans Equity Growth Fund and Fiduciary Equity Fund Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations - Market values of the Funds’ portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  investments in other open-end regulated investment companies are valued at net asset value;
  for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements - It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions - Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid as follows:

Fund Name	Dividends Declared	Dividends Paid

Short-Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Virginia Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Conservative Growth Fund	Quarterly	Quarterly
Moderate Growth Fund	Quarterly	Quarterly
Aggressive Growth Fund	Quarterly	Quarterly
Balanced Fund	Quarterly	Quarterly
Equity Income Fund	Monthly	Monthly
Large Cap Value Fund	Quarterly	Quarterly
Equity Index Fund	Quarterly	Quarterly
Large Cap Stock Fund	Quarterly	Quarterly
Large Cap Growth Fund	Quarterly	Quarterly
Multi Cap Growth Fund	Quarterly	Quarterly
Mid Cap Stock Fund	Quarterly	Quarterly
Mid Cap Growth Fund	Quarterly	Quarterly
Small Cap Stock Fund	Quarterly	Quarterly
Small Cap Growth Fund	Quarterly	Quarterly
International Equity Fund	Annually	Annually

Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses - All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes - It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Written Options Contracts - The Funds may write option contracts. The writer of the option receives a payment, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended October 31, 2006, the Small Cap Growth Fund had a realized gain of $54,161 on written options.

The following is a summary of Mid Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2006	--	$ --
Options written	130	44,524
Options exercised	--	--
Options expired	--	--

Outstanding at 10/31/2006	130	$ 44,524

The following is a summary of Small Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2006	205	$ 34,336
Options written	637	87,085
Options exercised	(289)	(49,486)
Options expired	(463)	(54,161)

Outstanding at 10/31/2006	90	$ 17,774

Written option contracts outstanding at period end, if any, are listed in the Notes to Portfolios of Investments.

Foreign Exchange Contracts - The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2006, the International Equity Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)

CONTRACTS PURCHASED:

11/1/2006	1,657,710 Australian Dollar	$ 1,274,030	$ 1,283,647	$ 9,617
11/1/2006	318,803 Brazilian Real	148,820	148,869	49
11/1/2006	677,118 Canadian Dollar	601,580	602,982	1,402
11/1/2006	3,098,011 Swiss Franc	2,480,433	2,489,136	8,703
11/1/2006	1,501,889 Danish Krone	256,761	257,170	409
11/1/2006	6,524,908 Euro Dollar	8,302,681	8,327,216	24,535
11/1/2006	3,537,304 Pound Sterling	6,722,208	6,747,580	25,372
11/1/2006	740,455,796 Japanese Yen	6,302,501	6,331,117	28,616
11/1/2006	1,612,944 Norwegian Krone	245,568	246,746	1,178
11/1/2006	33,100 New Zealand Dollar	22,011	22,172	161
11/1/2006	3,153,260 Swedish Krona	435,521	436,594	1,073
11/1/2006	507,260 Singapore Dollar	325,223	325,835	612
11/2/2006	242,897 Australian Dollar	186,715	188,087	1,372
11/2/2006	10,474 Canadian Dollar	9,306	9,327	21
11/2/2006	2,114,127 Swiss Franc	1,702,607	1,699,391	(3,216)
11/2/2006	1,040,974 Danish Krone	178,429	178,247	(182)
11/2/2006	2,477,124 Euro Dollar	3,159,607	3,161,553	1,946
11/2/2006	1,004,760 Pound Sterling	1,918,791	1,916,629	(2,162)
11/2/2006	4,940,193 Hong Kong Dollar	635,215	635,215	--
11/2/2006	233,676,047 Japanese Yen	1,993,143	1,998,000	4,857
11/2/2006	475,043 Singapore Dollar	304,554	305,141	587
11/3/2006	268,983 Euro Dollar	343,340	343,302	(38)
11/3/2006	41,316 Pound Sterling	78,902	78,813	(89)
11/3/2006	1,751,123 South African Rand	236,228	237,723	1,495

CONTRACTS SOLD:
11/1/2006	37,149 Australian Dollar	28,497	28,766	(269)
11/2/2006	20,117 Australian Dollar	15,464	15,578	(114)
11/3/2006	26,975 Australian Dollar	20,811	20,888	(77)
11/3/2006	115,076 Hong Kong Dollar	14,797	14,796	1
Net Unrealized Appreciation On Foreign Exchange Contracts				$ 105,859

Foreign Currency Translation - The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities - Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006 for the Virginia Municipal Bond Fund is as follows:

Security	Acquisition Date	Acquisition Cost

Virginia Beach, VA, Public Improvement (Series B), 5.000%, 5/1/2020	9/23/2004	$ 272,197

Securities Lending - The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds normally receive cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a mini-mum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the pro-gram, and the Funds, according to agreed-upon rates.

As of October 31, 2006, the Funds had no outstanding securities on loan.

Futures Contracts - The International Equity Fund may periodically purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2006, the Fund did not have net realized gains or losses on futures contracts.

Futures contracts outstanding at period end, if any, are listed in the Notes to Portfolios of Investments.

Dollar Roll Transactions - The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed twelve months. The Funds will use the proceeds generated from the trans-actions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Short Duration Government Bond Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	41,827	$398,517	25,614	$244,554
Shares issued to shareholders in payment of distributions declared	7,706	73,325	14,454	137,944
Shares redeemed	(106,600)	(1,013,962)	(159,175)	(1,521,960)

Net change resulting from Class A Share transactions	(57,067)	$(542,120)	(119,107)	$(1,139,462)

Class B Shares
Shares sold	--	$--	4,219	$40,309
Shares issued to shareholders in payment of distributions declared	121	1,148	222	2,115
Shares redeemed	(32)	(302)	(4,422)	(41,998)

Net change resulting from Class B Share transactions	89	$846	19	$426

Institutional I Shares
Shares sold	2,025,742	$19,273,494	4,649,006	$44,392,045
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund	--	--	90,093	864,894
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund	--	--	171,752	1,648,819
Shares issued to shareholders in payment of distributions declared	187,345	1,783,004	305,000	2,909,896
Shares redeemed	(2,718,030)	(25,834,353)	(5,059,549)	(48,326,058)

Net change resulting from Institutional I Share transactions	(504,943)	$(4,777,855)	156,302	$1,489,596

Net change resulting from share transactions	(561,921)	$(5,319,129)	37,214	$350,560

	Short-Term Corporate Bond Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	904	$8,770	3,964	$38,716
Shares issued to shareholders in payment of distributions declared	270	2,632	774	7,557
Shares redeemed	(21,072)	(204,564)	(7,460)	(72,965)

Net change resulting from Class A Share transactions	(19,898)	$(193,162)	(2,722)	$(26,692)

Class B Shares
Shares sold	204	$2,000	2,659	$25,950
Shares issued to shareholders in payment of distributions declared	58	563	110	1,072
Shares redeemed	(3,112)	(30,252)	(93)	(913)

Net change resulting from Class B Share transactions	(2,850)	$(27,689)	2,676	$26,109

Institutional I Shares
Shares sold	524,302	$5,104,518	1,711,413	$16,705,024
Shares issued to shareholders in payment of distributions declared	46,634	454,574	78,886	770,161
Shares redeemed	(1,171,990)	(11,417,414)	(2,604,677)	(25,429,610)

Net change resulting from Institutional I Share transactions	(601,054)	$(5,858,322)	(814,378)	$(7,954,425)

Net change resulting from share transactions	(623,802)	$(6,079,173)	(814,424)	$(7,955,008)

	U.S. Government Bond Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	1,117,668	$10,279,000	1,075,225	$10,020,077
Shares issued to shareholders in payment of distributions declared	99,154	907,690	182,106	1,698,882
Shares redeemed	(672,908)	(6,135,080)	(1,202,330)	(11,229,010)

Net change resulting from Class A Share transactions	543,914	$5,051,610	55,001	$489,949

Class B Shares
Shares sold	151	$1,369	10,728	$100,865
Shares issued to shareholders in payment of distributions declared	338	3,092	651	6,070
Shares redeemed	(10,431)	(94,903)	(142)	(1,321)

Net change resulting from Class B Share transactions	(9,942)	$(90,442)	11,237	$105,614

Institutional I Shares
Shares sold	957,034	$8,761,777	3,499,402	$32,672,611
Shares issued to shareholders in payment of distributions declared	112,315	1,028,181	202,979	1,893,432
Shares redeemed	(1,334,309)	(12,180,476)	(3,938,816)	(36,781,784)

Net change resulting from Institutional I Share transactions	(264,960)	$(2,390,518)	(236,435)	$(2,215,741)

Net change resulting from share transactions	269,012	$2,570,650	(170,197)	$(1,620,178)

	New York Municipal Bond Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	978,805	$10,278,799	934,603	$9,881,931
Shares issued to shareholders in payment of distributions declared	76,538	799,235	155,211	1,635,801
Shares redeemed	(388,080)	(4,039,208)	(1,175,894)	(12,431,953)

Net change resulting from Class A Share transactions	667,263	$7,038,826	(86,080)	$(914,221)

Class B Shares
Shares sold	9,387	$97,872	70,129	$743,143
Shares issued to shareholders in payment of distributions declared	1,072	11,192	2,111	22,214
Shares redeemed	(15,842)	(165,623)	(19,109)	(200,802)

Net change resulting from Class B Share transactions	(5,383)	$(56,559)	53,131	$564,555

Institutional I Shares
Shares sold	322,685	$3,370,692	745,713	$7,879,073
Shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund	--	--	974,233	10,375,577
Shares issued to shareholders in payment of distributions declared	4,305	44,974	5,825	61,095
Shares redeemed	(235,128)	(2,453,965)	(586,404)	(6,174,351)

Net change resulting from Institutional I Share transactions	91,862	$961,701	1,139,367	$12,141,394

Net change resulting from share transactions	753,742	$7,943,968	1,106,418	$11,791,728

	Pennsylvania Municipal Bond Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	10,683	$107,091	57,783	$591,048
Shares issued to shareholders in payment of distributions declared	8,023	80,733	19,338	196,733
Shares redeemed	(70,070)	(704,735)	(264,957)	(2,687,367)

Net change resulting from Class A Share transactions	(51,364)	$(516,911)	(187,836)	$(1,899,586)

Class B Shares
Shares sold	1,519	$15,202	18,846	$190,315
Shares issued to shareholders in payment of distributions declared	798	8,026	1,278	12,987
Shares redeemed	(2,302)	(23,223)	(21,422)	(217,752)

Net change resulting from Class B Share transactions	15	$5	(1,298)	$(14,450)

Institutional I Shares
Shares sold	1,197,902	$12,117,227	948,134	$9,655,186
Shares issued to shareholders in payment of distributions declared	11,694	117,672	26,975	274,263
Shares redeemed	(1,125,587)	(11,313,295)	(3,033,364)	(30,920,920)

Net change resulting from Institutional I Share transactions	84,009	$921,604	(2,058,255)	$(20,991,471)

Net change resulting from share transactions	32,660	$404,698	(2,247,389)	$(22,905,507)

	Maryland Municipal Bond Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	255,222	$2,567,182	130,192	$1,328,891
Proceeds from shares issued in connection with the tax-free transfer of assets from FBR Maryland Tax-free Portfolio	--	--	3,401,920	34,631,541
Shares issued to shareholders in payment of distributions declared	73,147	738,771	70,671	719,549
Shares redeemed	(395,539)	(3,984,085)	(548,580)	(5,599,276)

Net change resulting from Class A Share transactions	(67,170)	$(678,132)	3,054,203	$31,080,705

Class B Shares
Shares sold	3,791	$38,263	21,207	$218,986
Shares issued to shareholders in payment of distributions declared	1,533	15,503	3,701	37,887
Shares redeemed	(15,366)	(156,407)	(20,896)	(213,792)

Net change resulting from Class B Share transactions	(10,042)	$(102,641)	4,012	$43,081

Institutional I Shares
Shares sold	675,783	$6,855,165	936,126	$9,560,592
Shares issued to shareholders in payment of distributions declared	12,179	123,077	66,002	674,534
Shares redeemed	(514,665)	(5,176,198)	(1,063,550)	(10,908,845)

Net change resulting from Institutional I Share transactions	173,297	$1,802,044	(61,422)	$(673,719)

Net change resulting from share transactions	96,085	$1,021,271	2,996,793	$30,450,067

	Virginia Municipal Bond Fund
	Six Months Ended 10/31/2006		Period Ended 4/30/2006(a)
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	7,251	$79,700	69,147	$766,400
Shares issued to shareholders in payment of distributions declared	30,228	332,244	20,791	229,065
Shares redeemed	(226,106)	(2,484,320)	(302,189)	(3,347,381)

Net change resulting from Share transactions	(188,627)	$(2,072,376)	(212,251)	$(2,351,916)

(a) Reflects operations for the period from November 1, 2005 to April 30, 2006.
			Virginia Municipal Bond Fund
			Year Ended 10/31/2005
			Shares	Amount

Class A Shares
Shares sold			$210,971	$2,402,218
Shares issued to shareholders in payment of distributions declared			99,852	1,135,565
Shares redeemed			(401,618)	(4,567,012)

Net change resulting from share transactions			(90,795)	(1,029,229)

	Intermediate-Term Bond Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	5,511	$53,473	8,335	$82,256
Shares issued to shareholders in payment of distributions declared	2,662	25,795	5,941	58,597
Shares redeemed	(20,955)	(202,596)	(70,644)	(694,988)

Net change resulting from Class A Share transactions	(12,782)	$(123,328)	(56,368)	$(554,135)

Class B Shares
Shares sold	--	$--	1,097	$10,586
Shares issued to shareholders in payment of distributions declared	143	1,383	216	2,129
Shares redeemed	--	--	(239)	(2,346)

Net change resulting from Class B Share transactions	143	$1,383	1,074	$10,369

Institutional I Shares
Shares sold	1,017,611	$9,858,725	4,097,986	$40,453,184
Shares issued to shareholders in payment of distributions declared	118,108	1,144,539	241,694	2,382,614
Shares redeemed	(3,121,248)	(30,123,308)	(6,495,211)	(63,929,150)

Net change resulting from Institutional I Share transactions	(1,985,529)	$(19,120,044)	(2,155,531)	$(21,093,352)

Net change resulting from share transactions	(1,998,168)	$(19,241,989)	(2,210,825)	$(21,637,118)

	Income Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	35,503	$341,606	35,987	$355,253
Shares issued to shareholders in payment of distributions declared	13,211	128,093	29,174	289,538
Shares redeemed	(111,667)	(1,080,110)	(192,167)	(1,905,558)

Net change resulting from Class A Share transactions	(62,953)	$(610,411)	(127,006)	$(1,260,767)

Class B Shares
Shares sold	886	$8,540	12,721	$124,338
Shares issued to shareholders in payment of distributions declared	2,740	26,209	5,959	58,373
Shares redeemed	(25,736)	(245,421)	(51,762)	(505,147)

Net change resulting from Class B Share transactions	(22,110)	$(210,672)	(33,082)	$(322,436)

Institutional I Shares
Shares sold	1,362,097	$13,154,118	766,756	$7,511,511
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Fixed Income Fund, Class B	--	--	445,883	4,427,623
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund	--	--	1,011,983	10,048,988
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Trust	--	--	5,122,407	50,865,498
Shares issued to shareholders in payment of distributions declared	117,433	1,123,024	305,371	2,991,067
Shares redeemed	(3,000,261)	(28,618,296)	(6,906,036)	(67,334,487)

Net change resulting from Institutional I Share transactions	(1,520,731)	$(14,341,154)	746,364	$8,510,200

Net change resulting from share transactions	(1,605,794)	$(15,162,237)	586,276	$6,926,997

	Conservative Growth Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	63,179	$624,501	643,763	$6,432,190
Shares issued to shareholders in payment of distributions declared	11,144	109,518	42,379	416,615
Shares redeemed	(84,797)	(838,031)	(247,360)	(2,454,047)

Net change resulting from Class A Share transactions	(10,474)	$(104,012)	438,782	$4,394,758

Class B Shares
Shares sold	12,500	$122,665	24,480	$242,381
Shares issued to shareholders in payment of distributions declared	2,512	24,615	12,215	119,696
Shares redeemed	(30,124)	(298,721)	(76,914)	(760,551)

Net change resulting from Class B Share transactions	(15,112)	$(151,441)	(40,219)	$(398,474)

Net change resulting from share transactions	(25,586)	$(255,453)	398,563	$3,996,284

	Moderate Growth Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	221,989	$2,289,676	1,554,700	$16,354,806
Shares issued to shareholders in payment of distributions declared	5,551	57,728	274,565	2,751,842
Shares redeemed	(451,614)	(4,630,405)	(711,329)	(7,325,896)

Net change resulting from Class A Share transactions	(224,074)	$(2,283,001)	1,117,936	$11,780,752

Class B Shares
Shares sold	66,144	$671,436	264,321	$2,699,471
Shares issued to shareholders in payment of distributions declared	--	--	132,301	1,309,776
Shares redeemed	(109,812)	(1,112,884)	(203,274)	(2,078,995)

Net change resulting from Class B Share transactions	(43,668)	$(441,448)	193,348	$1,930,252

Net change resulting from share transactions	(267,742)	$(2,724,449)	1,311,284	$13,711,004

	Aggressive Growth Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	102,804	$1,066,315	644,990	$6,757,237
Shares issued to shareholders in payment of distributions declared	11	109	144,178	1,430,241
Shares redeemed	(177,123)	(1,846,824)	(319,559)	(3,301,913)

Net change resulting from Class A Share transactions	(74,308)	$(780,400)	469,609	$4,885,565

Class B Shares
Shares sold	44,953	$451,574	113,126	$1,141,027
Shares issued to shareholders in payment of distributions declared	--	--	65,344	633,349
Shares redeemed	(48,303)	(478,986)	(89,186)	(895,768)

Net change resulting from Class B Share transactions	(3,350)	$(27,412)	89,284	$878,608

Net change resulting from share transactions	(77,658)	$(807,812)	558,893	$5,764,173

	Balanced Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	109,345	$1,487,703	100,781	$1,371,464
Shares issued to shareholders in payment of distributions declared	11,591	155,155	26,454	356,663
Shares redeemed	(245,152)	(3,326,880)	(504,403)	(6,793,632)

Net change resulting from Class A Share transactions	(124,216)	$(1,684,022)	(377,168)	$(5,065,505)

Class B Shares
Shares sold	3,588	$48,234	10,833	$146,908
Shares issued to shareholders in payment of distributions declared	2,311	30,938	6,586	88,812
Shares redeemed	(162,346)	(2,203,508)	(294,261)	(3,979,784)

Net change resulting from Class B Share transactions	(156,447)	$(2,124,336)	(276,842)	$(3,744,064)

Institutional I Shares
Shares sold	47,440	$639,176	170,258	$2,305,010
Shares issued to shareholders in payment of distributions declared	11,894	159,574	30,999	419,063
Shares redeemed	(162,617)	(2,195,086)	(5,288,010)	(71,098,078)

Net change resulting from Institutional I Share transactions	(103,283)	$(1,396,336)	(5,086,753)	$(68,374,005)

Net change resulting from share transactions	(383,946)	$(5,204,694)	(5,740,763)	$(77,183,574)

	Equity Income Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	8,811	$75,036	116,191	$1,045,887
Shares issued to shareholders in payment of distributions declared	5,786	49,151	144,234	1,156,561
Shares redeemed	(123,000)	(1,025,901)	(149,173)	(1,350,412)

Net change resulting from Class A Share transactions	(108,403)	$(901,714)	111,252	$852,036

Class B Shares
Shares sold	1,319	$11,194	9,059	$84,001
Shares issued to shareholders in payment of distributions declared	265	2,245	7,965	63,273
Shares redeemed	(1,646)	(13,834)	(3,280)	(27,922)

Net change resulting from Class B Share transactions	(62)	$(395)	13,744	$119,352

Institutional I Shares
Shares sold	384,428	$3,306,779	504,107	$4,686,976
Shares issued to shareholders in payment of distributions declared	5,270	44,718	1,547,397	12,235,347
Shares redeemed	(1,347,282)	(11,364,863)	(2,887,788)	(25,299,262)

Net change resulting from Institutional I Share transactions	(957,584)	$(8,013,366)	(836,284)	$(8,376,939)

Net change resulting from share transactions	(1,066,049)	$(8,915,475)	(711,288)	$(7,405,551)

	Large Cap Value Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	370,102	$4,657,616	847,066	$10,077,570
Shares issued to shareholders in payment of distributions declared	13,913	168,782	175,836	2,049,068
Shares redeemed	(509,276)	(6,427,671)	(670,100)	(7,930,396)

Net change resulting from Class A Share transactions	(125,261)	$(1,601,273)	352,802	$4,196,242

Class B Shares
Shares sold	16,264	$201,210	26,913	$318,659
Shares issued to shareholders in payment of distributions declared	--	--	5,382	61,623
Shares redeemed	(12,222)	(147,655)	(8,000)	(93,843)

Net change resulting from Class B Share transactions	4,042	$53,555	24,295	$286,439

Institutional I Shares
Shares sold	2,059,042	$26,117,508	3,034,932	$36,235,052
Shares issued to shareholders in payment of distributions declared	18,006	218,892	417,942	4,864,300
Shares redeemed	(1,427,924)	(17,983,227)	(1,066,388)	(12,693,647)

Net change resulting from Institutional I Share transactions	649,124	$8,353,173	2,386,486	$28,405,705

Net change resulting from share transactions	527,905	$6,805,455	2,763,583	$32,888,386

	Equity Index Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	3,293	$36,260	19,968	$203,818
Shares issued to shareholders in payment of distributions declared	2,843	30,278	6,622	68,680
Shares redeemed	(65,487)	(708,614)	(112,261)	(1,168,852)

Net change resulting from Class A Share transactions	(59,351)	$(642,076)	(85,671)	$(896,354)

Class B Shares
Shares sold	4,285	$47,621	8,993	$94,023
Shares issued to shareholders in payment of distributions declared	200	2,136	334	3,456
Shares redeemed	(4,282)	(47,401)	(4,817)	(50,933)

Net change resulting from Class B Share transactions	203	$2,356	4,510	$46,546

Institutional I Shares
Shares sold	2,741,970	$29,621,948	1,220,300	$12,726,952
Shares issued to shareholders in payment of distributions declared	30,076	320,832	71,368	737,273
Shares redeemed	(1,053,878)	(11,385,161)	(3,841,980)	(39,437,238)

Net change resulting from Institutional I Share transactions	1,718,168	$18,557,619	(2,550,312)	$(25,973,013)

Net change resulting from share transactions	1,659,020	$17,917,899	(2,631,473)	$(26,822,821)

	Large Cap Stock Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	105,501	$897,264	208,536	$1,796,304
Shares issued to shareholders in payment of distributions declared	3,877	33,382	324,073	2,745,630
Shares redeemed	(498,766)	(4,204,244)	(1,138,658)	(9,883,114)

Net change resulting from Class A Share transactions	(389,388)	$(3,273,598)	(606,049)	$(5,341,180)

Class B Shares
Shares sold	2,628	$21,048	24,114	$197,678
Shares issued to shareholders in payment of distributions declared	--	--	87,937	704,793
Shares redeemed	(206,146)	(1,652,976)	(452,128)	(3,716,193)

Net change resulting from Class B Share transactions	(203,518)	$(1,631,928)	(340,077)	$(2,813,722)

Institutional I Shares
Shares sold	856,725	$7,149,437	3,223,315	$27,833,465
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund--Class A	--	--	2,272,639	19,658,326
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Equity Growth Fund	--	--	1,479,121	12,794,398
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Equity Fund	--	--	3,326,213	28,771,743
Shares issued to shareholders in payment of distributions declared	22,626	193,224	2,524,186	21,245,162
Shares redeemed	(9,978,066)	(83,548,201)	(14,282,416)	(122,704,406)

Net change resulting from Institutional I Share transactions	(9,098,715)	$(76,205,540)	(1,456,942)	$(12,401,312)

Net change resulting from share transactions	(9,691,621)	$(81,111,066)	(2,403,068)	$(20,556,214)

	Large Cap Growth Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Class A Shares
Shares sold	18,829	$152,380	54,301	$431,504
Shares issued to shareholders in payment of distributions declared	--	--	258	2,086
Shares redeemed	(145,652)	(1,245,585)	(25,938)	(208,134)

Net change resulting from Class A Share transactions	(126,823)	$(1,093,205)	28,621	$225,456

Class B Shares
Shares sold	4,462	$34,891	15,563	$118,765
Shares redeemed	(9,321)	(71,166)	(23,830)	(181,707)

Net change resulting from Class B Share transactions	(4,859)	$(36,275)	(8,267)	$(62,942)

Institutional I Shares
Shares sold	1,204,864	$9,973,969	662,193	$5,327,043
Shares issued to shareholders in payment of distributions declared	--	--	9,081	73,108
Shares redeemed	(1,457,577)	(11,802,047)	(1,416,893)	(11,244,552)

Net change resulting from Institutional I Share transactions	(252,713)	$(1,828,078)	(745,619)	$(5,844,401)

Net change resulting from share transactions	(384,395)	$(2,957,558)	(725,265)	$(5,681,887)

	Multi Cap Growth Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	70,406	$1,130,155	76,928	$1,247,718
Shares issued to shareholders in payment of distributions declared	--	--	1,366	21,403
Shares redeemed	(143,564)	(2,283,246)	(338,615)	(5,250,068)

Net change resulting from Class A Share transactions	(73,158)	$(1,153,091)	(260,321)	$(3,980,947)

Class B Shares
Shares sold	2,151	$32,480	10,883	$161,985
Shares redeemed	(109,117)	(1,662,467)	(198,220)	(2,985,640)

Net change resulting from Class B Share transactions	(106,966)	$(1,629,987)	(187,337)	$(2,823,655)

Institutional I Shares
Shares sold	28,378	$459,573	164,441	$2,567,506
Shares issued to shareholders in payment of distributions declared	--	--	2,301	36,630
Shares redeemed	(775,674)	(12,303,755)	(1,869,479)	(29,297,634)

Net change resulting from Institutional I Share transactions	(747,296)	$(11,844,182)	(1,702,737)	$(26,693,498)

Net change resulting from share transactions	(927,420)	$(14,627,260)	(2,150,395)	$(33,498,100)

	Mid Cap Stock Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	309,879	$4,914,453	422,383	$6,936,503
Shares issued to shareholders in payment of distributions declared	12,079	189,150	718,248	10,744,993
Shares redeemed	(1,757,971)	(28,580,038)	(843,308)	(13,768,883)

Net change resulting from Class A Share transactions	(1,436,013)	$(23,476,435)	297,323	$3,912,613

Class B Shares
Shares sold	3,247	$48,131	15,686	$248,742
Shares issued to shareholders in payment of distributions declared	--	--	35,447	498,733
Shares redeemed	(19,007)	(280,007)	(16,661)	(265,773)

Net change resulting from Class B Share transactions	(15,760)	$(231,876)	34,472	$481,702

Institutional I Shares
Shares sold	245,959	$3,855,269	664,598	$10,938,927
Shares issued to shareholders in payment of distributions declared	13,796	216,177	910,747	13,642,989
Shares redeemed	(755,325)	(12,066,112)	(815,583)	(13,417,036)

Net change resulting from Institutional I Share transactions	(495,570)	$(7,994,666)	759,762	$11,164,880

Net change resulting from share transactions	(1,947,343)	$(31,702,977)	1,091,557	$15,559,195

	Mid Cap Growth Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	12,149	$181,076	46,311	$726,069
Shares issued to shareholders in payment of distributions declared	--	--	52,141	773,256
Shares redeemed	(50,048)	(744,962)	(72,940)	(1,140,717)

Net change resulting from Class A Share transactions	(37,899)	$(563,886)	25,512	$358,608

Class B Shares
Shares sold	916	$13,650	17,263	$265,625
Shares issued to shareholders in payment of distributions declared	--	--	3,602	52,695
Shares redeemed	(3,607)	(51,641)	(2,807)	(43,231)

Net change resulting from Class B Share transactions	(2,691)	$(37,991)	18,058	$275,089

Institutional I Shares
Shares sold	245,951	$3,689,549	427,562	$6,804,139
Shares issued to shareholders in payment of distributions declared	--	--	429,932	6,436,079
Shares redeemed	(567,809)	(8,649,626)	(1,246,258)	(19,481,574)

Net change resulting from Institutional I Share transactions	(321,858)	$(4,960,077)	(388,764)	$(6,241,356)

Net change resulting from share transactions	(362,448)	$(5,561,954)	(345,194)	$(5,607,659)

	Small Cap Stock Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	92,390	$866,110	169,879	$1,585,148
Shares issued to shareholders in payment of distributions declared	--	--	44,770	390,843
Shares redeemed	(83,861)	(782,592)	(234,093)	(2,174,033)

Net change resulting from Class A Share transactions	8,529	$83,518	(19,444)	$(198,042)

Class B Shares
Shares sold	4,277	$38,562	15,972	$138,358
Shares issued to shareholders in payment of distributions declared	--	--	12,443	103,027
Shares redeemed	(7,178)	(62,228)	(12,795)	(111,297)

Net change resulting from Class B Share transactions	(2,901)	$(23,666)	15,620	$130,088

Institutional I Shares
Shares sold	1,391,484	$12,775,583	2,758,987	$25,312,137
Shares issued to shareholders in payment of distributions declared	--	--	1,186,208	10,331,874
Shares redeemed	(7,015,060)	(66,738,285)	(3,526,062)	(32,612,312)

Net change resulting from Institutional I Share transactions	(5,623,576)	$(53,962,702)	419,133	$3,031,699

Net change resulting from share transactions	(5,617,948)	$(53,902,850)	415,309	$2,963,745

	Small Cap Growth Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	50,727	$974,358	84,490	$1,529,247
Shares issued to shareholders in payment of distributions declared	--	--	8,867	153,460
Shares redeemed	(264,575)	(5,077,538)	(713,552)	(12,518,241)

Net change resulting from Class A Share transactions	(213,848)	$(4,103,180)	(620,195)	$(10,835,534)

Class B Shares
Shares sold	3,346	$62,305	8,687	$159,161
Shares issued to shareholders in payment of distributions declared	--	--	511	8,510
Shares redeemed	(15,241)	(279,417)	(46,976)	(788,487)

Net change resulting from Class B Share transactions	(11,895)	$(217,112)	(37,778)	$(620,816)

Class C Shares
Shares sold	--	$--	473	$9,600
Shares issued to shareholders in payment of distributions declared	--	--	65	1,105
Shares redeemed	(3,094)	(56,151)	(6,062)	(105,702)

Net change resulting from Class C Share transactions	(3,094)	$(56,151)	(5,524)	$(94,997)

Institutional I Shares
Shares sold	889,448	$17,753,580	2,210,562	$42,057,409
Shares issued to shareholders in payment of distributions declared	--	--	11,715	206,056
Shares redeemed	(902,004)	(17,759,377)	(2,092,876)	(37,037,510)

Net change resulting from Institutional I Share transactions	(12,556)	$(5,797)	129,401	$5,225,955

Net change resulting from share transactions	(241,393)	$(4,382,240)	(534,096)	$(6,325,392)

	International Equity Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	24,355	$294,104	52,547	$597,916
Shares issued to shareholders in payment of distributions declared	--	--	123,262	1,287,428
Shares redeemed	(61,929)	(737,730)	(120,696)	(1,367,231)

Net change resulting from Class A Share transactions	(37,574)	$(443,626)	55,113	$518,113

Class B Shares
Shares sold	8,446	$99,918	31,385	$352,882
Shares issued to shareholders in payment of distributions declared	--	--	7,288	74,114
Shares redeemed	(2,608)	(30,414)	(5,663)	(64,224)

Net change resulting from Class B Share transactions	5,838	$69,504	33,010	$362,772

Institutional I Shares
Shares sold	4,764,013	$59,165,662	4,085,082	$45,820,822
Shares issued to shareholders in payment of distributions declared	--	--	1,043,483	10,810,640
Shares redeemed	(716,452)	(8,504,231)	(4,154,346)	(47,036,178)

Net change resulting from Institutional I Share transactions	4,047,561	$50,661,431	974,219	$9,595,284

Net change resulting from share transactions	4,015,825	$50,287,309	1,062,342	$10,476,169

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of October 31, 2006:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Short Duration Government Bond Fund	$192,990,262	$168,971	$2,864,079	$(2,695,108)
Short-Term Corporate Bond Fund	62,009,799	236,689	440,927	(204,238)
U.S. Government Bond Fund	181,330,634	2,392,632	2,509,818	(117,186)
New York Municipal Bond Fund	94,257,234	3,308,619	129,617	3,179,002
Pennsylvania Municipal Bond Fund	137,268,571	5,536,296	137,993	5,398,303
Maryland Municipal Bond Fund	143,547,178	5,585,941	74,442	5,511,499
Virginia Municipal Bond Fund	19,376,782	804,271	6,893	797,378
Intermediate-Term Bond Fund	223,908,751	1,477,258	2,497,927	(1,020,669)
Income Fund	134,356,725	1,656,604	1,667,194	(10,590)
Conservative Growth Fund	13,986,551	151,096	107,613	43,483
Moderate Growth Fund	61,201,960	2,255,703	284,482	1,971,221
Aggressive Growth Fund	28,224,275	1,883,600	2,223	1,881,377
Balanced Fund	44,690,144	3,058,348	354,178	2,704,170
Equity Income Fund	$53,194,160	$4,799,654	$1,406,198	$3,393,456
Large Cap Value Fund	149,994,719	24,755,297	3,431,684	21,323,613
Equity Index Fund	82,008,556	28,584,172	3,294,591	25,289,581
Large Cap Stock Fund	208,290,506	65,038,996	2,125,094	62,913,902
Large Cap Growth Fund	46,022,210	6,161,362	669,196	5,492,166
Multi Cap Growth Fund	39,785,228	5,722,761	794,582	4,928,179
Mid Cap Stock Fund	111,702,843	20,481,681	3,792,614	16,689,067
Mid Cap Growth Fund	65,496,470	16,263,710	1,697,783	14,565,927
Small Cap Stock Fund	121,564,459	19,395,788	3,438,587	15,957,201
Small Cap Growth Fund	149,741,809	16,983,421	2,723,901	14,259,520
International Equity Fund	228,493,008	35,283,157	1,356,777	33,926,380

At April 30, 2006, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in								Total Capital Loss Carryforward
Fund Name	2007	2008	2009	2010	2011	2012	2013	2014

Short Duration Government Bond Fund	$67,802	$616,878	$306,358	$245,606	$47,343	$79,667	$209,434	$546,390	$2,119,478
Short-Term Corporate Bond Fund	--	--	326,125	--	1,006,118	--	--	--	1,332,243
U.S. Government Bond Fund	1,280,058	4,506,397	--	1,446,091	--	595,734	640,541	385,099	8,853,920
New York Municipal Bond Fund	--	--	--	--	--	--	--	24,607	24,607
Pennsylvania Municipal Bond Fund	--	1,374,400	42,360	--	--	--	--	--	1,416,760
Intermediate-Term Bond Fund	8,316,537	--	--	--	--	--	1,264,039	2,052,558	11,633,134
Balanced Fund	--	--	--	39,997,367	7,270,639	--	--	--	47,268,006
Equity Index Fund	--	--	601,767	8,316,976	163,034	--	6,983,112	2,445,558	18,510,447
Large Cap Stock Fund	--	--	--	17,287,644	15,443,911	--	--	--	32,731,555
Large Cap Growth Fund	--	--	--	--	1,817,696	603,058	--	35,236	2,455,990
Multi Cap Growth Fund	--	--	--	35,908,137	218,634	--	--	--	36,126,771
International Equity Fund	--	--	714,528	--	4,285,130	--	--	--	4,999,658

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee - MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor, except for Maryland Municipal Bond Fund’s Class A Shares and Virginia Municipal Bond Fund’s Class A Shares, may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

The Advisor, on behalf of the Maryland Municipal Bond Fund’s Class A Shares, has contractually agreed to waive all or a portion of its investment advisory fee (based upon average daily net assets) and other fees (including the distribution (12b-1) and shareholder services fees) which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s Class A Shares total operating expenses to not more than 0.85% of average daily net assets for the period commencing January 6, 2006 and continuing through April 30, 2008.

The Advisor, on behalf of the Virginia Municipal Bond Fund’s Class A Shares, has contractually agreed to waive all or a portion of its investment advisory fee (based upon average daily net assets) and other fees (including the distribution (12b-1) and shareholder services fees) which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s Class A Shares total operating expenses to not more than 0.90% of average daily net assets for the period commencing January 6, 2006 and continuing through April 30, 2008.

Fund Name	Annual Rate
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Equity Income Fund	0.70%
Large Cap Value Fund	0.70%
Equity Index Fund	0.20%
Large Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Stock Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Stock Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

Sub-Advisory Fee - Effective December 8, 2004, DePrince, Race & Zollo, Inc. (DRZ) is the sub-advisor of Equity Income Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. DRZ’s fee is paid by the Advisor and not by the Fund. DRZ is paid by the Advisor as follows: 0.40% of the average daily net assets of Equity Income Fund.

Effective December 8, 2004, NWQ Investment Management Company LLC (NWQ) is the sub-advisor of Large Cap Value Fund and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ man-ages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. NWQ is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund.

Effective December 8, 2004, LSV Asset Management (LSV) is the sub-advisor of the value component of Mid Cap Stock Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV man-ages for the Fund. LSV’s fee is paid by the Advisor and not by the Fund. LSV is paid by the Advisor as follows: 0.50% on the first $100 million of average daily net assets; 0.40% on the next $100 million of average daily net assets; and 0.35% on average daily net assets over $200 million. Effective December 8, 2004, the Advisor assumed direct management responsibility for the growth component of Mid Cap Stock Fund.

LSV is the sub-advisor of the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV is paid by the Advisor and not the Fund. LSV is paid by the Advisor as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Effective December 8, 2004 LSV is the sub-advisor of the value portion of the MTB Mid Cap Stock Fund and has voluntarily implemented a waiver of a portion of the sub-advisory compensation it receives from the Advisor for managing the value component of the assets of both the MTB Small Cap Stock and Mid Cap Stock Fund. The fee waiver will be calculated based on the total sub-advisory fee LSV receives from the Advisor for managing these two funds and will reduce proportionately the sub-advisory fee for each fund based on assets under management.

Mazama Capital Management, Inc. (Mazama) is the sub-advisor of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee that the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. The fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Mazama is paid by the Advisor as follows: 0.70% of average daily net assets.

Effective October 24, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to LSV, as sub-advisor. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid at an annual rate of 0.49% on the value portion of the average daily net assets of the International Equity Fund.

Effective October 24, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement, SSgA FM receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is paid a fee on the core portion of the average daily net assets of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of average daily net assets; 0.32% on the next $90 million of average daily net assets; and 0.30% on average daily net assets over $140 million.

Effective October 24, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is paid at an annual rate of 0.60% on the growth portion of the average daily net assets of the International Equity Fund.

Effective November 1, 2006, Copper Rock Capital Partners replaced Mazama as the sub-advisor of the growth component of the Small Cap Stock Fund and DRZ was named the sub-advisor of the value equity component of the Balanced Fund.

Administrative Fee - Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for in accordance with the following fee schedules:

Fees payable to FServ:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee - The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate Edgewood:

Share Class Names	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Edgewood may voluntarily choose to waive or reduce any portion of its fee. Edgewood can modify or terminate this voluntary waiver and reduction at any time at its sole discretion. When Edgewood receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2006, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges - Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

For the six months ended October 31, 2006, Edgewood retained the amounts listed in the chart below from sales charges received from the sale of Class A Shares. Edgewood did not retain CDSC relating to redemptions of Class A Shares and Class C Shares.

Fund	Sales Charges from Class A Shares
Short Duration Government Bond Fund	$ 39
Maryland Municipal Bond Fund	69
Income Fund	131
Conservative Growth Fund	31
Moderate Growth Fund	323
Aggressive Growth Fund	338
Balanced Fund	22
Large Cap Value Fund	254
Large Cap Stock Fund	46
Large Cap Growth Fund	60
Multi Cap Growth Fund	38
Mid Cap Stock Fund	257
Mid Cap Growth Fund	130
Small Cap Stock Fund	44
Small Cap Growth Fund	394
International Equity Fund	178

See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee - Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares to financial intermediaries including M&T Securities, to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of the Fund’s Shares. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds at any time at its sole discretion. For the six months ended October 31, 2006, M&T Securities or an affiliate retained a portion of the fees paid by the Funds.

General - Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

Other Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. The Advisor has agreed to reimburse the Trust for certain investment advisory fees (except for Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended October 31, 2006 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value at 10/31/2006	Dividend Income
Pennsylvania Municipal Bond Fund: Pennsylvania Municipal Cash Trust	--	17,479,930	8,809,216	8,670,714	$ 8,670,714	$ 10,184
Maryland Municipal Bond Fund: Maryland Municipal Cash Trust	275,068	8,809,921	6,561,592	2,523,397	2,523,397	12,687
Virginia Municipal Bond Fund: Virginia Municipal Cash Trust	143,216	1,674,613	1,817,829	--	--	3,053
Conservative Growth Fund: MTB Prime Money Market Fund	847,019	1,137,469	1,717,810	266,678	266,678	24,398
MTB Short Duration Government Bond Fund	409,224	8,451	20,104	397,571	3,800,774	40,369
MTB Short-Term Corporate Bond Fund	221,968	4,334	10,849	215,453	2,111,435	72,992
MTB U.S. Government Bond Fund	221,298	50,828	13,216	258,910	2,400,098	43,299
MTB Intermediate-Term Bond Fund	149,051	3,523	8,645	143,929	1,411,942	31,615
MTB Equity Income Fund	33,663	1,534	35,197	--	--	3,511
MTB Large Cap Value Fund	69,315	3,188	30,505	41,998	553,537	3,863
MTB Large Cap Stock Fund	133,512	7,445	14,584	126,373	1,112,079	2,055
MTB Large Cap Growth Fund	--	81,671	--	81,671	700,742	--
MTB Mid Cap Stock Fund	--	8,545	--	8,545	140,133	--
MTB Small Cap Stock Fund	71,671	6,319	64,572	13,418	132,038	--
MTB International Equity Fund	60,029	59,137	7,832	111,334	1,400,578	--

Total						222,102

Moderate Growth Fund: MTB Prime Money Market Fund	3,171,563	4,514,822	5,883,435	1,802,950	1,802,950	66,386
MTB Short Duration Government Bond Fund	687,254	323,922	512,482	667,037	6,376,873	121,540
MTB Short-Term Corporate Bond Fund	469,199	222,067	353,016	455,468	4,463,590	84,635
MTB U.S. Government Bond Fund	501,154	207,506	366,962	483,122	4,478,537	96,881
MTB Intermediate-Term Bond Fund	540,106	236,473	409,775	521,592	5,116,815	113,456
MTB Large Cap Value Fund	365,420	20,300	411,064	334,587	4,409,850	20,300
MTB Large Cap Stock Fund	1,436,036	170,165	829,852	1,359,827	11,966,478	21,216
MTB Large Cap Growth Fund	781,196	1,820,890	324,410	954,100	8,186,177	--
MTB Mid Cap Stock Fund	196,223	85,415	2,076,785	75,356	1,235,852	9,637
MTB Mid Cap Growth Fund	117,878	133,577	1,383,131	38,724	604,477	--
MTB Small Cap Stock Fund	391,953	233,979	2,867,616	124,966	1,229,665	--
MTB Small Cap Growth Fund	90,128	155,278	1,429,648	29,409	611,714	--
MTB International Equity Fund	537,927	6,329,033	417,480	1,008,760	12,690,203	--

Total						534,051

Aggressive Growth Fund: MTB Prime Money Market Fund	894,849	6,471,233	7,139,849	226,233	226,233	15,271
MTB Short-Term Corporate Bond Fund	94,145	4,039	66,966	31,218	305,934	16,731
MTB U.S. Government Bond Fund	67,035	1,970	35,889	33,116	306,985	12,819
MTB Large Cap Value Fund	244,419	91,474	14,563	321,330	4,235,132	13,684
MTB Large Cap Stock Fund	849,321	2,972	29,642	822,651	7,239,333	12,592
MTB Large Cap Growth Fund	658,364	104,291	25,200	737,455	6,327,361	--
MTB Mid Cap Stock Fund	110,253	1,888	57,695	54,446	892,915	5,294
MTB Mid Cap Growth Fund	55,193	3,533	40,166	18,560	289,727	--
MTB Small Cap Stock Fund	305,974	9,503	226,030	89,447	880,154	--
MTB Small Cap Growth Fund	42,203	2,283	15,742	28,744	597,871	--
MTB International Equity Fund	453,360	261,843	15,361	699,842	8,804,007	--

Total						76,391

Balanced Fund: MTB Prime Money Market Fund	1,415,232	6,280,508	5,826,282	1,869,458	$ 1,869,458	$ 11,298
Equity Income Fund: MTB Prime Money Market Fund	824,764	9,137,747	7,989,565	1,972,946	1,972,946	33,361
Large Cap Value Fund: MTB Prime Money Market Fund	3,931,633	21,674,542	19,394,134	6,212,041	6,212,041	113,783
Equity Index Fund: MTB Prime Money Market Fund	--	17,061,250	17,061,250	--	--	23,172
MTB Money Market Fund	--	1,000,000	1,000,000	--	--	2,990

Total						26,162

Large Cap Stock Fund: MTB Prime Money Market Fund	4,555,002	44,852,821	49,261,570	146,253	146,253	71,232
Large Cap Growth Fund: MTB Prime Money Market Fund	859,925	10,675,758	8,273,853	3,261,830	3,261,830	13,456
MTB Money Market Fund	--	500,000	500,000	--	--	1,068

Total						14,524

Multi Cap Growth Fund: MTB Prime Money Market Fund	772,356	11,693,287	11,559,506	906,137	906,137	23,764
MTB Money Market Fund	434,416	--	433,472	944	944	674

Total						24,438

Mid Cap Stock Fund: MTB Prime Money Market Fund	5,727,686	18,071,307	22,167,638	1,631,355	1,631,355	57,739
Mid Cap Growth Fund: MTB Prime Money Market Fund	3,961,441	14,884,183	17,489,969	1,355,655	1,355,655	43,849
MTB Money Market Fund	2	--	--	2	2	--

Total						43,849

Small Cap Stock Fund: MTB Prime Money Market Fund	1,666,886	34,918,820	33,510,379	3,075,327	3,075,327	57,796
Small Cap Growth Fund: MTB Prime Money Market Fund	7,200,398	87,869,708	95,070,103	3	3	91,619
MTB Money Market Fund	3,858,113	14,865,522	18,723,635	--	--	11,474

Total						103,093

International Equity Fund: MTB Prime Money Market Fund	429,071	19,380,723	13,089,158	6,720,636	6,720,636	39,221

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2006, were as follows:

Fund Name	Purchases	Sales
Short-Term Corporate Bond Fund	$ 16,774,705	$ 19,705,350
U.S. Government Bond Fund	2,767,475	4,171,532
New York Municipal Bond Fund	22,332,105	22,011,570
Pennsylvania Municipal Bond Fund	16,469,135	25,561,361
Maryland Municipal Bond Fund	14,762,040	15,673,522
Virginia Municipal Bond Fund	900,539	2,827,618
Intermediate-Term Bond Fund	30,261,048	31,270,195
Income Fund	25,808,250	22,905,705
Conservative Growth Fund	2,369,768	2,066,446
Moderate Growth Fund	9,938,545	11,382,221
Aggressive Growth Fund	5,680,381	5,924,364
Balanced Fund	49,061,769	53,558,050
Equity Income Fund	20,427,389	30,823,341
Large Cap Value Fund	23,685,718	16,496,883
Equity Index Fund	32,750,773	14,885,063
Large Cap Stock Fund	75,081,640	154,534,793
Large Cap Growth Fund	10,313,054	14,799,987
Multi Cap Growth Fund	30,778,987	45,383,012
Mid Cap Stock Fund	38,894,993	67,647,904
Mid Cap Growth Fund	29,180,368	32,403,377
Small Cap Stock Fund	164,139,009	218,497,159
Small Cap Growth Fund	433,247,575	438,981,012
International Equity Fund	63,769,511	39,638,005

7. CONCENTRATION OF CREDIT RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2006, 41.2% for New York Municipal Bond Fund, 58.5% for Pennsylvania Municipal Bond Fund, 31.4% for Maryland Municipal Bond Fund and 39.6% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.3% for New York Municipal Bond Fund, 24.3% for Pennsylvania Municipal Bond Fund, 9.1% for Maryland Municipal Bond Fund and 12.1% for Virginia Municipal Bond Fund of total investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2006, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets
Aerospace & Defense	0.2%
Airlines	1.1%
Auto Components	1.8%
Automobiles	3.5%
Beverages	0.8%
Biotechnology	0.3%
Building Products	1.0%
Capital Markets	2.5%
Chemicals	3.8%
Commercial Banks	16.5%
Commercial Services & Supplies	0.7%
Communications Equipment	0.7%
Computers & Peripherals	0.3%
Construction & Engineering	0.3%
Construction Materials	0.6%
Consumer Finance	0.9%
Distributors	0.1%
Diversified Financial Services	2.3%
Diversified Telecommunication Services	4.4%
Electric Utilities	2.3%
Electrical Equipment	1.2%
Electrical Equipment & Instruments	1.2%
Energy Equipment & Services	0.9%
Food & Staples Retailing	1.9%
Food Products	1.6%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.0%
Hotels, Restaurants & Leisure	0.8%
Household Durables	1.8%
Household Products	0.6%
Industrial Conglomerates	1.0%
Insurance	5.5%
Internet & Catalog Retail	0.1%
Internet Software & Services	0.3%
IT Services	0.8%
Leisure Equipment & Products	0.2%
Machinery	2.2%
Marine	0.2%
Media	1.3%
Metals & Mining	5.0%
Multiline Retail	0.4%
Multi-Utilities	1.3%
Office Electronics	0.5%
Oil, Gas & Consumable Fuels	7.8%
Paper & Forest Products	0.4%
Pharmaceuticals	5.3%
Real Estate Investment Trusts	0.4%
Real Estate Management & Development	0.6%
Road & Rail	0.3%
Semiconductors	1.4%
Software	0.6%
Specialty Retail	1.4%
Textiles, Apparel & Luxury Goods	1.1%
Thrifts & Mortgage Finance	0.1%
Tobacco	1.1%
Trading Companies & Distributors	0.6%
Transportation Infrastructure	0.1%
Water Utilities	0.2%
Wireless Telecommunication Services	1.0%
Total	96.5%

8. LINE OF CREDIT

The Funds (except Conservative Growth Fund, Moderate Growth Fund, Aggressive Growth Fund and International Equity Fund) participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC is made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2006.

BOARD REVIEW OF ADVISORY CONTRACTS

The Funds’ Board reviewed the Funds’ investment advisory and sub-advisory contracts at meetings held in September 2006. The Board’s decision to approve or disapprove these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements and/or approve new arrangements. The Board was assisted in its deliberations by the advice of independent legal counsel.

The Board’s decision to continue the existing arrangements and/or approve new arrangements was based on its consideration of numerous factors, no single one of which was determinative. Such factors included the following: the nature, extent and quality of the services rendered to the Fund; the distinct investment objective and policies of the Fund; the history, organizational structure, financial condition and reputation of each advisor, and the qualification and background of each advisor’s personnel; the practices and policies of each advisor with respect to selecting brokers and executing trades; each advisor’s compliance program; relevant regulatory, compliance or litigation matters; each advisor’s business continuity program; the short- and long-term investment performance record of each advisor and the Fund both on a gross basis and net of expenses; the reasonableness of the fees to be paid to and the profits to be realized by each advisor (including any benefits to be received by such advisor or its affiliates in connection with soft dollar arrangements); whether the fees to be paid to the each advisor were competitive with the fees they charge other clients that are similarly managed; how competitive forces in the market impacted the ability to secure the services of advisors and negotiate fees; the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; and other factors deemed relevant.

Because of the inherent differences between mutual funds and other types of clients (e.g., pension funds and other institutional accounts), the Board did not consider the latter fees and expenses to be particularly relevant in its evaluation. Instead, with respect to the Fund’s performance and expenses, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful and relevant, given the high degree of competition in the mutual fund business. The range of their fees and expenses appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Advisor and each sub-advisor is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Advisor’s and each sub-advisor’s investment management services were such as to warrant continuation of the advisory and sub-advisory contracts.

The Board also received financial information about the Advisor, including reports on the compensation and benefits the Advisor derived from its relationships with the Funds. These reports covered not only the fees under the advisory contract, but also fees received by the Advisor and its affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ co-administrator). The reports also discussed any indirect benefit the Advisor may derive from its receipt of research services from brokers who execute Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, the Advisor and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about each sub-advisor, as well as reports that discussed any indirect benefit such sub-advisors may derive from its receipt of research services from brokers who execute Fund trades.

The Advisor and each sub-advisor furnished reports that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis. The allocation reports were considered in the analysis by the Board but were determined to be of limited use because of the inherent difficulties in allocating costs and the lack of industry consensus or guidance on how to allocate those costs.

The Board also reviewed profitability information for the Advisor and each sub-advisor, noting the limited availability of comparative information, and concluded that the Advisor’s and each sub-advisor’s profit margins did not appear to be excessive.

The Advisor also provided information regarding the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Advisor has made significant additional investments in the portfolio management efforts supporting all of the Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Advisor did not recommend, and the Board did not request, institution of breakpoints in pricing the Fund’s advisory services at this time.

With respect to the proposal to approve a new sub-advisory arrangement, the Board’s decision was based on the same factors that applied to the renewal of advisory contracts, as well as the fact that the Advisor remains the party primarily responsible for the performance of the Fund, through its selection and retention (subject to approval of the Board) and continued supervision of each sub-advisor after extensive research of numerous candidate firms. The Board also relied upon the fact that the Advisor negotiated fee arrangements with the new sub-advisor on an arms-length basis, and that the new sub-advisory arrangement will not result in any increase in the total advisory fees and total expenses payable by the Funds, and the Board also considered the reasonableness of the fees that would be retained by the Advisor, before and after voluntary waivers.

The Board based its decision to approve the advisory and sub-advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contracts reflects its determination that the Advisor’s and each sub-advisor’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisors to
MTB International Equity Fund

LSV Asset Mangement
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2900

Hansberger Global Investors, Inc.
401 East Las Olas Blvd.
Suite 1700
Fort Lauderdale, FL 33301

Sub-Advisors to
MTB Small Cap Stock Fund

LSV Asset Management
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

Copper Rock Capital Partners
200 Clarendon Street
52nd Floor
Boston, MA 02116

Sub-Advisor to
MTB Mid Cap Stock Fund

LSV Asset Management
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

Sub-Advisor to
MTB Equity Income Fund
and MTB Balanced Fund

DePrince, Race & Zollo, Inc.
201 South Orange Avenue
Suite 850
Orlando, FL 32801

Sub-Advisor to
MTB Large Cap Value Fund

NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

29880 (12/06)

[Logo of MTB Group of Funds]

1-800-836-2211/mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-SAR-010-1206

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2006

MTB Fund

U.S. Treasury Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

Money Market Fund

Prime Money Market Fund

New York Tax-Free Money Market Fund

Pennsylvania Tax-Free Money Market Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,021.70	$ 3.62
Class S Shares	$ 1,000	$ 1,020.60	$ 4.69
Institutional I Shares	$ 1,000	$ 1,022.80	$ 2.50
Institutional II Shares	$ 1,000	$ 1,022.10	$ 3.21
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.63	$ 3.62
Class S Shares	$ 1,000	$ 1,020.57	$ 4.69
Institutional I Shares	$ 1,000	$ 1,022.74	$ 2.50
Institutional II Shares	$ 1,000	$ 1,022.03	$ 3.21
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,022.00	$ 3.98
Institutional I Shares	$ 1,000	$ 1,023.70	$ 2.30
Institutional II Shares	$ 1,000	$ 1,023.30	$ 2.70
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.27	$ 3.97
Institutional I Shares	$ 1,000	$ 1,022.94	$ 2.29
Institutional II Shares	$ 1,000	$ 1,022.53	$ 2.70
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,013.70	$ 4.06
Institutional I Shares	$ 1,000	$ 1,015.70	$ 2.08
Institutional II Shares	$ 1,000	$ 1,015.00	$ 2.74
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.17	$ 4.08
Institutional I Shares	$ 1,000	$ 1,023.14	$ 2.09
Institutional II Shares	$ 1,000	$ 1,022.48	$ 2.75
MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,023.20	$ 3.16
Class A2 Shares	$ 1,000	$ 1,023.50	$ 2.65
Class B Shares	$ 1,000	$ 1,020.20	$ 6.52
Class S Shares	$ 1,000	$ 1,021.50	$ 4.79
Institutional I Shares	$ 1,000	$ 1,024.10	$ 2.24
Institutional II Shares	$ 1,000	$ 1,023.60	$ 2.75
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.08	$ 3.16
Class A2 Shares	$ 1,000	$ 1,022.58	$ 2.65
Class B Shares	$ 1,000	$ 1,018.75	$ 6.51
Class S Shares	$ 1,000	$ 1,020.47	$ 4.79
Institutional I Shares	$ 1,000	$ 1,022.99	$ 2.24
Institutional II Shares	$ 1,000	$ 1,022.48	$ 2.75
PRIME MONEY MARKET FUND
Actual
Corporate Shares	$ 1,000	$ 1,024.10	$ 2.14
Hypothetical (assuming a 5% return before expenses)
Corporate Shares	$ 1,000	$ 1,023.09	$ 2.14
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,014.10	$ 3.60
Institutional I Shares	$ 1,000	$ 1,015.20	$ 2.54
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.63	$ 3.62
Institutional I Shares	$ 1,000	$ 1,022.68	$ 2.55
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,013.70	$ 4.01
Institutional I Shares	$ 1,000	$ 1,014.90	$ 2.89
Institutional II Shares	$ 1,000	$ 1,014.70	$ 3.25
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.22	$ 4.02
Institutional I Shares	$ 1,000	$ 1,022.33	$ 2.91
Institutional II Shares	$ 1,000	$ 1,021.98	$ 3.26

(1) Expenses are equal to the Funds’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.71%
Class S Shares	0.92%
Institutional I Shares	0.49%
Institutional II Shares	0.63%
U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.78%
Institutional I Shares	0.45%
Institutional II Shares	0.53%
TAX-FREE MONEY MARKET FUND
Class A Shares	0.80%
Institutional I Shares	0.41%
Institutional II Shares	0.54%
MONEY MARKET FUND
Class A Shares	0.62%
Class A2 Shares	0.52%
Class B Shares	1.28%
Class S Shares	0.94%
Institutional I Shares	0.44%
Institutional II Shares	0.54%
PRIME MONEY MARKET FUND
Corporate Shares	0.42%
NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.71%
Institutional I Shares	0.50%
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.79%
Institutional I Shares	0.57%
Institutional II Shares	0.64%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Treasury Securities	47.0%
Cash Equivalents[1]	53.2%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
U.S. TREASURY - 47.0%
U.S. TREASURY BILLS - 36.5%
United States Treasury Bills, 4.750% - 5.025%, 11/2/2006 - 3/29/2007	$350,000,000	$347,551,660

U.S. TREASURY NOTES - 10.5%
United States Treasury Notes, 4.375% - 6.250%, 2/15/2007 - 5/15/2007	100,000,000	99,968,251

TOTAL U.S. TREASURY		$447,519,911

REPURCHASE AGREEMENTS - 53.2%
Interest in $225,000,000 repurchase agreement 5.260%, dated 10/31/2006 under which J.P. Morgan Chase Securities, Inc. will repurchase a U.S. Treasury security with a maturity of 1/15/2008 for $225,032,875 on 11/1/2006. The market value of the underlying security at the end of the period was $229,607,135.	225,000,000	225,000,000
Interest in $25,000,000 repurchase agreement 5.220%, dated 10/31/2006 under which Lehman Brothers, Co. will repurchase a U.S. Treasury security with a maturity of 9/30/2011 for $25,003,625 on 11/1/2006. The market value of the underlying security at the end of the period was $25,498,117.	$25,000,000	$25,000,000
Interest in $225,000,000 repurchase agreement 5.220%, dated 10/31/2006 under which Morgan Stanley & Co. will repurchase a U.S. Treasury security with a maturity of 1/15/2010 for $225,032,625 on 11/1/2006. The market value of the underlying security at the end of the period was $229,927,039.	225,000,000	225,000,000
Interest in $31,842,000 repurchase agreement 4.850%, dated 10/31/2006 under which State Street Corp. will repurchase a U.S. Treasury security with a maturity of 5/15/2007 for $31,846,290 on 11/1/2006. The market value of the underlying security at the end of the period was $32,482,290.	31,842,000	31,842,000

TOTAL REPURCHASE AGREEMENTS		$506,842,000

TOTAL INVESTMENTS - 100.2% (AT AMORTIZED COST)		$954,361,911

OTHER ASSETS AND LIABILITIES - NET - (0.2)%		$(1,768,470)

TOTAL NET ASSETS - 100%		$952,593,441

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	68.3%
Cash Equivalents[1]	32.0%
Other Assets and Liabilities -- Net[2]	(0.3)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
GOVERNMENT AGENCIES - 68.3%
FEDERAL FARM CREDIT SYSTEM - 12.1%
[1] Floating Rate Notes, 5.203% - 5.210%, 11/1/2006 - 11/20/2006	$300,000,000	$299,991,065

FEDERAL HOME LOAN BANK - 4.0%
[1] Floating Rate Note, 5.270%, 12/15/2006	100,000,000	99,995,723

FEDERAL HOME LOAN MORTGAGE CORPORATION - 27.6%
[2] Discount Notes, 5.010% - 5.080%, 11/14/2006 - 4/10/2007	693,653,000	686,926,620

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.6%
[2] Discount Notes, 5.150% - 5.270%, 11/8/2006 - 6/29/2007	617,513,000	610,778,503

TOTAL GOVERNMENT AGENCIES		$1,697,691,911

REPURCHASE AGREEMENTS - 32.0%
Interest in $125,000,000 repurchase agreement 5.220%, dated 10/31/2006, under which Lehman Brothers will repurchase a U.S. Treasury security with a maturity of 4/30/2008 for $125,018,125 on 11/1/2006. The market value of the underlying security at the end of the period was $127,464,386.	$125,000,000	$125,000,000
Interest in $525,000,000 repurchase agreement 5.220%, dated 10/31/2006, under which Morgan Stanley and Co. will repurchase a U.S. Treasury security with a maturity of 1/15/2008 for $525,076,125 on 11/1/2006. The market value of the underlying security at the end of the period was $535,332,881.	525,000,000	525,000,000
Interest in $146,558,000 repurchase agreement 4.850%, dated 10/31/2006, under which State Street Corp. will repurchase a U.S. Treasury security with a maturity of 5/15/2007 for $146,577,745 on 11/1/2006. The market value of the underlying security at the end of the period was $149,493,745.	146,558,000	146,558,000

TOTAL REPURCHASE AGREEMENTS		$796,558,000

TOTAL INVESTMENTS - 100.3% (AT AMORTIZED COST)		$2,494,249,911

OTHER ASSETS AND LIABILITIES - NET - (0.3)%		$(8,322,295)

TOTAL NET ASSETS - 100%		$2,485,927,616

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Utilities	16.9%
Development	15.3%
General Obligation	12.5%
General	11.4%
Medical	10.8%
Higher Education	6.6%
Pollution	5.5%
Transportation	4.8%
Power	4.2%
School District	4.2%
Education	3.6%
Bond Bank	2.7%
Airport	1.6%
Nursing Homes	1.5%
Multifamily Housing	1.3%
Other Assets and Liabilities -- Net[2]	(2.9)%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund's advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
3SHORT-TERM MUNICIPALS - 102.9%
COLORADO - 4.2%
Colorado Springs, CO Utility System, Lien - (Series A), Weekly VRDNs (Dexia Credit Local LIQ), 3.570%, 11/2/2006	$5,000,000	$5,000,000

FLORIDA - 2.9%
Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.550%, 11/1/2006	3,500,000	3,500,000

GEORGIA - 3.0%
DeKalb County, GA MFH Authority, Winterscreek Apts Weekly VRDNs (FNMA COL), 3.600%, 11/1/2006	1,600,000	1,600,000
Hapeville, GA Development Authority Industrial, Refunding Revenue Bonds Daily VRDNs (Bank of America N.A. LOC), 3.620%, 11/1/2006	2,000,000	2,000,000

TOTAL GEORGIA		$3,600,000

ILLINOIS - 4.2%
Cook County, IL, GO UT, 5.875% Bonds (United States Treasury PRF 11/15/2006@101), 11/15/2022	5,000,000	5,054,541

INDIANA - 7.5%
Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank INV), 3.580%, 11/3/2006	$1,915,000	$1,915,000
Indiana State Educational Faciilities Authority, St Josephs Weekly VRDNs (Fifth Third Bank LOC), 3.570%, 11/2/2006	4,300,000	4,300,000
Indianapolis, IN Local Public Improvement Bond Bank, 3.580% CP, Mandatory Tender 12/7/2006	1,552,000	1,552,000
Mt. Vernon, IN, Pollution Control & Solid Waste Revenue Refunding Bonds (Series 2004) Daily VRDNs (General Electric Co.), 3.620%, 11/1/2006	1,300,000	1,300,000

TOTAL INDIANA		$9,067,000

MAINE - 2.7%
Maine Municipal Bond Bank, (Series B), 5.850% Bonds (United States Treasury PRF 11/1/2006@102), 11/1/2013	3,125,000	3,187,500

MARYLAND - 0.9%
Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America N.A. LIQ), 3.540%, 11/2/2006	$1,067,000	$1,067,000

MONTANA - 0.8%
Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS), 3.590%, 11/2/2006	1,000,000	1,000,000

NEW YORK - 23.8%
Clarence, NY CSD, 4.500% TANs, 6/29/2007	2,000,000	2,009,514
Long Island Power Authority, NY, (Series 2003E), Weekly VRDNs (FSA LOC), 3.550%, 11/1/2006	5,000,000	5,000,000
New York City, NY Municipal Water Finance Authority Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.620%, 11/1/2006	4,600,000	4,600,000
New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Sub Series C-4) Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.580%, 11/1/2006	1,695,000	1,695,000
New York City, NY Transitional Finance Authority, (Series A-1), 4.500% Bonds, 11/1/2006	5,000,000	5,000,000
New York City, NY, (2004 Series A-6), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.500%, 11/1/2006	2,100,000	2,100,000
New York City, NY, (Series 1994H-4), Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA), 3.570%, 11/1/2006	1,200,000	1,200,000
Ontario County, NY Industrial Development Agency, (Series 2003A), Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.560%, 11/1/2006	3,200,000	3,200,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.570%, 11/1/2006	1,220,000	1,220,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.520%, 11/1/2006	2,635,000	2,635,000

TOTAL NEW YORK		$28,659,514

NORTH CAROLINA - 1.5%
Durham, NC Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 11/1/2006	1,800,000	1,800,000
PENNSYLVANIA - 34.3%
Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds (Series B of 1998), 3.58% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC) Mandatory Tender 4/1/2007	2,115,000	2,115,000
Allegheny County, PA Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.590%, 11/1/2006	4,200,000	4,200,000
Allegheny County, PA IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC), 3.700%, 11/2/2006	$1,375,000	$1,375,000
Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 3.590%, 11/1/2006	4,485,000	4,485,000
Beaver County, PA IDA, Refunding Revenue Bond Weekly VRDNs (Atlantic Richfield - GTD)/(BP PLC GTD), 3.600%, 11/1/2006	1,100,000	1,100,000
Chester County, PA IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia Bank N.A. LOC), 3.590%, 11/1/2006	2,650,000	2,650,000
Delaware County, PA Authority, 6.00% Bonds (Connie Lee LOC)/(United States Treasury PRF 12/1/2006@101), 6/1/2011	1,750,000	1,771,052
Delaware County, PA IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services - GTD), 3.590%, 11/1/2006	2,000,000	2,000,000
Lancaster County, PA Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ), 3.570%, 11/1/2006	2,275,000	2,275,000
Montgomery County, PA IDA, 3.550% CP, (BNP Paribas - LOC) Mandatory Tender 11/2/2006	2,000,000	2,000,000
Northampton County, PA IDA Weekly VRDNs (Bank of America LOC), 3.560%, 11/2/2006	1,000,000	1,000,000
Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (GTD) LOC), 3.560%, 11/2/2006	1,375,000	1,375,000
Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC), 3.590%, 11/2/2006	1,575,000	1,575,000
Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (SPBA), 3.590%, 11/1/2006	1,900,000	1,900,000
Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 3.590%, 11/1/2006, WDL 33%, Bayerishe 33%, Baden 33%	2,000,000	2,000,000
Philadelphia, PA Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase Bank, N.A. LOCs), 3.630%, 11/2/2006	3,600,000	3,600,000
Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.570%, 11/2/2006	3,375,000	3,375,000
Pittsburgh, PA, GO UT, (PRF 9/1/2007@100) 5.500% Bonds, 9/1/2013	1,655,000	1,681,083
University of Pittsburgh, (Series 2000A), Weekly VRDNs (GO of University)/(DEPFA-SPA), 3.520%, 11/1/2006	800,000	800,000

TOTAL PENNSYLVANIA		$41,277,135

TEXAS - 7.6%
Arlington, TX Independent School District, 5.000% Bonds (United States Treasury PRF 2/15/2007@100), 2/15/2015	$2,000,000	$2,009,178
Houston, TX Water & Sewer System, Junior Lien Refunding Revenue Bonds (Series A), 5.250% Bonds (United States Treasury PRF 12/1/2006@101), 12/1/2025	2,000,000	2,022,844
Texas State, (Series 2006), 4.500% TRANs, 8/31/2007	5,000,000	5,037,232

TOTAL TEXAS		$9,069,254

UTAH - 1.5%
Emery County, UT, PCRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas Securities Corp. and Credit Suisse, Zurich LOCs), 3.630%, 11/1/2006	1,800,000	1,800,000

VERMONT - 3.4%
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C), Weekly VRDNs (AMBAC LOC), 3.600%, 11/1/2006	1,000,000	1,000,000
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E), Weekly VRDNs (AMBAC LOC), 3.600%, 11/1/2006	$3,100,000	$3,100,000

TOTAL VERMONT		$4,100,000

WYOMING - 4.6%
Lincoln County, WY, (Series 1984C) Daily VRDNs (Exxon Mobil Corp.), 3.560%, 11/1/2006	1,600,000	1,600,000
Sublette County, WY, (Series 1984) Daily VRDNs (Exxon Mobil Corp.), 3.600%, 11/1/2006	3,900,000	3,900,000

TOTAL WYOMING		$5,500,000

TOTAL INVESTMENTS - 102.9% (AT AMORTIZED COST)		$123,681,944

OTHER ASSETS AND LIABILITIES - NET - (2.9)%		$(3,440,157)

TOTAL NET ASSETS - 100%		$120,241,787

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	68.6%
Notes - Variable	14.0%
Cash Equivalents[1]	17.6%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
2COMMERCIAL PAPER - 68.6%
ASSET BACKED - 24.3%
Apreco, Inc., 5.250% - 5.270%, 11/7/2006 - 11/17/2006	$87,000,000	$86,861,020
CAFCO LLC, 5.250%, 11/13/2006	85,000,000	84,851,250
[4,5] CRC Funding LLC, 5.260%, 11/15/2006	75,286,000	75,131,998
Falcon Asset Securitization Company LLC, 5.250%, 11/2/2006	75,000,000	74,989,063
FCAR Auto Loan Trust, A1/P1 Series, 5.220%, 4/16/2007	95,000,000	92,713,350
Sigma Finance, Inc., 5.215%, 1/11/2007	90,000,000	89,074,338

TOTAL ASSET BACKED		$503,621,019

AUTOMOBILES - 4.2%
Toyota Motor Credit Corp., 5.260%, 11/21/2006	87,000,000	86,745,767

CONSUMER FINANCE - 9.0%
American General Finance Corp., 5.240%, 12/4/2006	87,000,000	86,582,110
HSBC Finance Corp., 5.220%, 12/13/2006	100,000,000	99,391,000

TOTAL CONSUMER FINANCE		$185,973,110

DIVERSIFIED FINANCIAL SERVICES - 7.6%
Citigroup Funding, Inc., 5.260%, 12/15/2006	85,000,000	84,453,544
General Electric Capital Services, 5.300%, 1/29/2007	75,000,000	74,017,292

TOTAL DIVERSIFIED FINANCIAL SERVICES		$158,470,836

FINANCIAL SERVICES - 3.9%
Dexia Delaware LLC, 5.235%, 1/9/2007	$82,000,000	$81,177,232

FOOD & BEVERAGE - 3.1%
Nestle Capital Corp., 5.215%, 11/21/2006	65,000,000	64,811,681

INSURANCE - 7.9%
AIG Funding, Inc., 5.265%, 11/13/2006	85,000,000	84,850,825
Prudential Funding LLC, 5.340%, 1/4/2007	80,000,000	79,240,533

TOTAL INSURANCE		$164,091,358

OIL AND GAS PRODUCTS - 4.2%
Chevron Corp., 5.230%, 11/15/2006	87,000,000	86,823,052

PERSONAL CREDIT - 4.4%
American Express Credit Corp., 5.200%, 1/19/2007	92,000,000	90,950,177

TOTAL COMMERCIAL PAPER		$1,422,664,232

1NOTES - VARIABLE - 14.0%
BANKING - 4.2%
Credit Suisse, Zurich, 5.511%, 4/24/2007	86,000,000	86,007,803

COMMERCIAL BANKS - 3.9%
Wells Fargo Bank, N.A., 5.264%, 6/19/2007	81,500,000	81,500,000

COMPUTERS & PERIPHERALS - 2.1%
IBM Corp., 5.364%, 12/28/2006	44,500,000	44,513,957

DIVERSIFIED FINANCIAL SERVICES - 3.8%
CIT Group, Inc., 5.470%, 11/24/2006	$78,000,000	$78,058,789
Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 11/2/2006	472,000	472,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$78,530,789

TOTAL NOTES - VARIABLE		$290,552,549

REPURCHASE AGREEMENTS - 17.6%
Interest in $89,137,000 repurchase agreement 4.850%, dated 10/31/2006 under which State Street Corp., will repurchase U.S. Treasury securities with various maturities to 12/31/2007 for $89,149,009 on 11/1/2006. The market value of the underlying securities at the end of the period was $90,922,562.	$89,137,000	$89,137,000
Interest in $275,000,000 repurchase agreement 5.220%, dated 10/31/2006 under which Morgan Stanley & Co. will repurchase a U.S. Treasury security with a maturity of 3/31/2008 for $275,039,875 on 11/1/2006. The market value of the underlying security at the end of the period was $280,426,785.	275,000,000	275,000,000

TOTAL REPURCHASE AGREEMENTS		$364,137,000

TOTAL INVESTMENTS - 100.2% (AT AMORTIZED COST)		$2,077,353,781

OTHER ASSETS AND LIABILITIES - NET - (0.2)%		$(4,957,574)

TOTAL NET ASSETS - 100%		$2,072,396,207

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At October 31, 2006, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	65.4%
Notes - Variable	13.8%
Cash Equivalents[1]	21.0%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
2COMMERCIAL PAPER - 65.4%
ASSET-BACKED - 22.9%
CAFCO LLC, 5.250%, 11/13/2006	$15,000,000	$14,973,750
[4,5] CRC Funding LLC, 5.260%, 11/15/2006	13,500,000	13,472,385
Apreco, Inc., 5.250% - 5.270%, 11/7/2006 - 11/17/2006	13,000,000	12,978,397
Falcon Asset Securitization Company LLC, 5.250%, 11/2/2006	12,000,000	11,998,250
FCAR Auto Loan Trust, (A1/P1 Series), 5.220%, 4/16/2007	15,000,000	14,638,950
Sigma Finance, Inc., 5.215%, 1/11/2007	10,000,000	9,897,149

TOTAL ASSET BACKED		$77,958,881

AUTOMOBILES - 3.8%
Toyota Motor Credit Corp., 5.260%, 11/21/2006	13,000,000	12,962,011

CONSUMER FINANCE - 8.5%
American General Finance Corp., 5.240%, 12/4/2006	13,000,000	12,937,557
HSBC Finance Corp., 5.220%, 12/13/2006	16,000,000	15,902,560

TOTAL CONSUMER FINANCE		$28,840,117

DIVERSIFIED FINANCIAL SERVICES - 7.3%
Citigroup Funding, Inc., 5.260%, 12/15/2006	13,000,000	12,916,425
General Electric Capital Services, 5.300%, 1/29/2007	12,000,000	11,842,767

TOTAL DIVERSIFIED FINANCIAL SERVICES		$24,759,192

FINANCIAL SERVICES - 3.8%
Dexia Delaware LLC, 5.235%, 1/9/2007	13,000,000	12,869,561

FOOD AND BEVERAGES - 3.0%
Nestle Capital Corp., 5.215%, 11/21/2006	$10,000,000	$9,971,028

INSURANCE - 7.6%
AIG Funding, Inc., 5.265%, 11/13/2006	13,000,000	12,977,185
Prudential Funding LLC, 5.340%, 1/4/2007	13,000,000	12,876,587

TOTAL INSURANCE		$25,853,772

OIL & GAS PRODUCTS - 3.8%
Chevron Funding Corp., 5.230%, 11/15/2006	13,000,000	12,973,559

PERSONAL CREDIT CARD - 4.7%
American Express Credit Corp., 5.200%, 1/19/2007	16,000,000	15,817,422

TOTAL COMMERCIAL PAPER		$222,005,543

1NOTES - VARIABLE - 13.8%
BANKING - 4.1%
Credit Suisse, Zurich, 5.511%, 1/24/2007	14,000,000	14,001,270

COMMERCIAL BANKS - 4.0%
Wells Fargo Bank, N.A., 5.265%, 6/19/2007	13,500,000	13,500,000

COMPUTERS & PERIPHERALS - 2.2%
IBM Corp., 5.364%, 12/28/2006	7,500,000	7,502,352

DIVERSIFIED FINANCIAL SERVICES - 3.5%
CIT Group, Inc., 5.470%, 11/24/2006	12,000,000	12,009,044

TOTAL NOTES - VARIABLE		$47,012,666

REPURCHASE AGREEMENTS - 21.0%
Interest in $55,000,000 repurchase agreement 5.220%, dated 10/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security with a maturity of 7/31/2007 for $55,007,975 on 11/1/2006. The market value of the underlying security at the end of the period was $56,101,259.	$55,000,000	$55,000,000
Interest in $16,170,000 repurchase agreement 4.850%, dated 10/31/2006 under which State Street Corp. will repurchase a U.S. Treasury security with a maturity of 12/31/2007 for $16,172,178 on 11/1/2006. The market value of the underlying security at the end of the period was $16,498,106.	$16,170,000	$16,170,000

TOTAL REPURCHASE AGREEMENTS		$71,170,000

TOTAL INVESTMENTS - 100.2% (AT AMORTIZED COST)		$340,188,209

OTHER ASSETS AND LIABILITIES - NET - (0.2)%		$(726,487)

TOTAL NET ASSETS - 100%		$339,461,722

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligation	34.8%
Transportation	18.7%
General	12.9%
Development	11.5%
Utilities	8.1%
Higher Education	3.9%
Housing	3.3%
Medical	3.1%
School District	2.4%
Other Assets and Liabilities -- Net[2]	1.3%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund's advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COMMERCIAL PAPER - 1.6%
[2] New York State Power Authority CP, 3.450%, 12/1/2006	$2,000,000	$2,000,000

3SHORT-TERM MUNICIPALS - 97.1%
NEW YORK - 97.1%
Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA), 3.620%, 11/2/2006	1,525,000	1,525,000
Clarence, NY CSD, 4.500% TANs, 6/29/2007	3,000,000	3,014,271
Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.560%, 11/2/2006	1,650,000	1,650,000
Dutchess County, NY IDA, (Series 1998-A) Weekly VRDNs (Marist College)/(Bank of New York LOC), 3.560%, 11/2/2006	1,695,000	1,695,000
Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 3.640%, 11/2/2006	1,360,000	1,360,000
Herkimer County, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Templeton Foundation)/(Key Bank, N.A. LOC), 3.640%, 11/2/2006	2,095,000	2,095,000
Ithaca, NY, (Series 2006A), 4.250% BANs, 1/17/2007	5,000,000	5,009,602
Metropolitan Transportation Authority, NY, (Series 2002D-1) Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(WestLB AG (GTD) LIQ), 3.520%, 11/2/2006	$4,000,000	$4,000,000
Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(Dexia Credit Local LIQ), 3.520%, 11/2/2006	4,505,000	4,505,000
Monroe County, NY IDA, (Series 2005) Weekly VRDNs (St. John Fisher College)/(Bank of America N.A. LIQ)/(Radian Group, Inc. LOC), 3.520%, 11/1/2006	4,000,000	4,000,000
New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.660%, 11/2/2006	3,600,000	3,600,000
New York City, NY IDA, Revenue Bonds Weekly VRDNs (Children's Oncology Society)/(Bank of New York LOC), 3.560%, 11/1/2006	1,700,000	1,700,000
New York City, NY Municipal Water Finance Authority Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.620%, 11/1/2006	3,125,000	3,125,000
New York City, NY Municipal Water Finance Authority, (Series 2001 F-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.570%, 11/1/2006	1,100,000	1,100,000
New York City, NY Municipal Water Finance Authority, (Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.620%, 11/1/2006	3,700,000	3,700,000
New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 3.570%, 11/1/2006	$1,800,000	$1,800,000
New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-4) Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.580%, 11/1/2006	325,000	325,000
New York City, NY Transitional Finance Authority, PRF Revenue Bonds, 5.250% Bonds, 2/1/2007, Escrowed to Maturity	1,985,000	1,993,082
New York City, NY Transitional Finance Authority, (Series A-1), 4.50% Bonds, 11/1/2006	5,000,000	5,000,000
New York City, NY Weekly VRDNs (JP Morgan Guaranty, LOC), 3.560%, 11/1/2006	1,400,000	1,400,000
New York City, NY, (1994 Series A-4) Daily VRDNs (Baden-Wurttemberg LOC), 3.610%, 11/1/2006	2,625,000	2,625,000
New York City, NY, (1994 Series A-5) Daily VRDNs (KBC Bank N.V. LOC), 3.620%, 11/1/2006	3,500,000	3,500,000
New York City, NY, (1994 Series A-8) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.620%, 11/1/2006	2,100,000	2,100,000
New York City, NY, (1994 Series A-8) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.620%, 11/1/2006	1,000,000	1,000,000
New York City, NY, (1994 Series B-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.580%, 11/1/2006	1,200,000	1,200,000
New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. SA), 3.610%, 11/1/2006	3,400,000	3,400,000
New York City, NY, (1995 Series B-4) Daily VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) SA), 3.620%, 11/1/2006	1,500,000	1,500,000
New York City, NY, (1995 Series B-7) Daily VRDNs (JP Morgan SPA)/(AMBAC INS), 3.620%, 11/1/2006	2,400,000	2,400,000
New York City, NY, (1995 Series F-2) Weekly VRDNs (JP Morgan Chase & Co. LIQ)/(DEPFA Bank PLC LOC), 3.550%, 11/1/2006	3,200,000	3,200,000
New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.570%, 11/1/2006	1,475,000	1,475,000
New York City, NY, (2004 Series A-6) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.500%, 11/1/2006	3,500,000	3,500,000
New York City, NY, ( 2006 Series H-2) Daily VRDNs (Dexia Credit Local LOC), 3.620%, 11/1/2006	$2,900,000	$2,900,000
New York City, NY, (Series M) UT GO Bonds, 5.500% Bonds (AMBAC LOC)/(PRF 6/1/2007@101), 6/1/2017	3,000,000	3,064,686
New York State Dormitory Authority, Revenue Bonds Mental Health (Series A), 3.750% (United States Treasury PRF 2/15/2007 @102) 2/15/2011	1,590,000	1,631,027
New York State HFA, Service Contract Revenue Bonds (2003 Series B) Weekly VRDNs (BNP Paribas SA LOC), 3.570%, 11/1/2006	4,100,000	4,100,000
New York State Local Government Assistance Corp., (Series 1993A) Weekly VRDNs (Bayerische Landesbank (GTD), and WestLB AG LOCs), 3.550%, 11/1/2006	4,700,000	4,700,000
New York State Local Government Assistance Corp., (Series 1995B) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 3.500%, 11/1/2006	2,042,000	2,042,000
Orangetown, NY, UT GO, 4.500% BANs, 3/30/2007	3,000,000	3,012,418
Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly VRDNs, 3.600%, 11/2/2006	4,000,000	4,000,000
Schenectady, NY, BAN, 4.500% BANs (Bank of America N.A. LOC), 5/24/2007	1,500,000	1,506,708
Seneca County, NY IDA, (Series 2000) Weekly VRDNs (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC), 3.640%, 11/2/2006	2,065,000	2,065,000
Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 3.640%, 11/1/2006	1,500,000	1,500,000
Triborough Bridge & Tunnel Authority, NY, (Series 2001C) Weekly VRDNs (Bayerische Landesbank LIQ)/(AMBAC LOC), 3.520%, 11/1/2006	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B) Weekly VRDNs (Dexia Credit Local LIQ)/(GO of Authority LOC), 3.530%, 11/1/2006	4,500,000	4,500,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.520%, 11/1/2006	2,995,000	2,995,000

TOTAL SHORT-TERM MUNICIPALS		$119,513,794

TOTAL INVESTMENTS - 98.7% (AT AMORTIZED COST)		$121,513,794

OTHER ASSETS AND LIABILITIES - NET - 1.3%		$1,588,445

TOTAL NET ASSETS - 100%		$123,102,239

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	35.7%
Higher Education	11.2%
Medical	9.3%
Nursing Homes	8.7%
General	7.5%
Transportation	6.8%
General Obligation	6.0%
Utilities	5.9%
Airport	4.1%
Pollution	3.4%
Other Assets and Liabilities -- Net[2]	1.4%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
3SHORT-TERM MUNICIPALS - 98.6%
PENNSYLVANIA - 98.6%
Allegheny County, PA, HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA LOC), 3.560%, 11/2/2006	$700,000	$700,000
Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.590%, 11/1/2006	1,100,000	1,100,000
Allegheny County, PA, IDA, Refunding Revenue Bonds, 3.850% TOBs (PNC Bank, N.A. LOC) 7/1/2007	1,300,000	1,300,000
Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/ (Wachovia Bank N.A. LOC), 3.590%, 11/1/2006	1,300,000	1,300,000
Beaver County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD), 3.600%, 11/1/2006	1,000,000	1,000,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC), 3.640%, 11/1/2006	900,000	900,000
Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia Bank N.A. LOC), 3.590%, 11/1/2006	1,000,000	1,000,000
Commonwealth of Pennsylvania, GO UT, 5.000% Bonds, 1/15/2007	1,750,000	1,756,251
Cumberland County, PA, Municipal Authority, (Series 2003-B) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.560%, 11/2/2006	$860,000	$860,000
Delaware County, PA, Authority, 6.000% Bonds (United States Treasury PRF 12/1/2006@101), 6/1/2011	1,000,000	1,012,030
Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services-GTD), 3.590%, 11/1/2006	1,200,000	1,200,000
Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs, (Gen. Elect. Cap-GTD), 3.550%, 11/1/2006	500,000	500,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (National Australia Bank LOC), 3.570%, 11/1/2006	1,200,000	1,200,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (National Australia Bank LOC), 3.570%, 11/1/2006	1,000,000	1,000,000
Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank SPA), 3.590%, 11/1/2006	1,200,000	1,200,000
Indiana County, PA, IDA, (Series A), 5.875% Bonds (United States Treasury PRF 11/1/2006@100), 11/1/2006	1,450,000	1,450,000
Lehigh County, PA, General Purpose Authority Daily VRDNs, (AMBAC INS)/(Chase SPA), 3.600%, 11/1/2006	300,000	300,000
Montgomery County, PA, IDA, 3.550% CP, Mandatory Tender 11/2/2006	$1,000,000	$1,000,000
Northampton County, PA, IDA Weekly VRDNs (Bank of America LOC), 3.560%, 11/2/2006	1,000,000	1,000,000
Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.000% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC) 11/1/2006	500,000	499,040
Pennsylvania State Higher Education Facilities Authority, (Series O), 3.200% TOBs (National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2006	300,000	300,000
Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (West Deutsche Landesbank Gironzentrale, LIQ/Bayerische Landesbank, LIQ/Landesbank Baden Wurttemburgh, LIQ), 3.590%, 11/1/2006	1,000,000	1,000,000
Pennsylvania State University, (Series 2002) Weekly VRDNs (West Deutsche Landesbank LIQ), 3.560%, 11/2/2006	600,000	600,000
Pennsylvania State University, (Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(GO of University LOC), 3.560%, 11/2/2006	800,000	800,000
Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 3.590%, 11/1/2006	1,050,000	1,050,000
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds Daily VRDNs (Fox Chase Cancer Center)/(Morgan Guaranty Trust Co., London LOC), 3.630%, 11/1/2006	$1,000,000	$1,000,000
Philadelphia, PA, Gas Works, (Series A-2) Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase Bank, N.A. LOCs), 3.630%, 11/2/2006	1,400,000	1,400,000
Philadelphia, PA, Water & Wastewater System, (Series B) Weekly VRDNs (KBC Bank N.V. LIQ)/(AMBAC LOC), 3.550%, 11/1/2006	335,000	335,000
South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/(MBIA Insurance Corp. INS)/(PNC Bank LOC), 3.600%, 11/1/2006	245,000	245,000
Southcentral PA, General Authority, (Series 2005A) Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.550%, 11/1/2006	1,000,000	1,000,000
Southeastern, PA, Transportation Authority, Revenue Bonds (Series A), 5.000% Bonds (FGIC LOC), 3/1/2007	1,000,000	1,005,124

TOTAL INVESTMENTS - 98.6% (AT AMORTIZED COST)		$29,012,445

OTHER ASSETS AND LIABILITIES - NET - 1.4%		$422,435

TOTAL NET ASSETS - 100%		$29,434,880

See Notes to Portfolios of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at October 31, 2006.

(1) Floating rate note with current rate and next reset date shown.

(2) Discount rate at time of purchase.

(3) At October 31, 2006, the Tax-Free Money Market Fund, the New York Tax-Free Money Market Fund and the Pennsylvania Tax-Free Money Market Fund held no securities that were subject to the federal alternative minimum tax.

(4) Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, the Money Market Fund held restricted securities which amounted to $75,131,998 representing 3.6% of total net assets and the Prime Money Market Fund held restricted securities which amounted to $13,472,385 representing 4.0% of total net assets.

(5) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2006, the Money Market Fund held liquid restricted securities which amounted to $75,131,998 representing 3.6% of total net assets and the Prime Money Market Fund held liquid restricted securities which amounted to $13,472,385 representing 4.0% of total net assets.

The following acronyms are used throughout this report:

AMBAC - American Municipal Bond Assurance Corporation	INS - Insured
BANs - Bond Anticipation Notes	INV - Investment Agreement
COL - Collateralized	LIQ - Liquidity Agreement
CP - Commercial Paper	LOC(s) - Letter(s) of Credit
CSD - Central School District	MFH - Multi-Family Housing
FGIC - Financial Guaranty Insurance Company	PCRBs - Pollution Control Revenue Bonds
FNMA - Federal National Mortgage Association	PRF - Pre-refunded
FSA - Financial Security Assurance	TANs - Tax Anticipation Notes
GO - General Obligation	TOBs - Tender Option Bonds
GTD - Guaranteed	TRANs - Tax and Revenue Anticipation Notes
HDA - Hospital Development Authority	UT - Unlimited Tax
HFA - Housing Finance Agency	VHA - Veterans Housing Administration
IDA - Industrial Development Authority	VRDNs - Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes
U.S. Treasury Money Market Fund	$954,361,911
U.S. Government Money Market Fund	2,494,249,911
Tax-Free Money Market Fund	123,681,944
Money Market Fund	2,077,353,781
Prime Money Market Fund	340,188,209
New York Tax-Free Money Market Fund	121,513,794
Pennsylvania Tax-Free Money Market Fund	29,012,445

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
ASSETS:
Investments in repurchase agreements	$ 506,842,000	$ 796,558,000
Investments in securities	447,519,911	1,697,691,911

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	954,361,911	2,494,249,911
Cash	422	728
Income receivable	1,746,309	1,871,675
Receivable for shares sold	34,577	--

TOTAL ASSETS	956,143,219	2,496,122,314

LIABILITIES:
Payable for investments purchased	--	--
Payable to bank	--	--
Income distribution payable	3,335,119	9,876,074
Payable for shares redeemed	--	--
Payable for custodian fees	7,743	17,754
Payable for transfer and dividend disbursing agent fees and expenses	27,078	8,646
Payable for audit fees	7,027	6,998
Payable for legal fees	2,763	2,590
Payable for distribution services fee (Note 5)	58,917	85,611
Payable for shareholder services fee (Note 5)	31,289	4,716
Payable for printing and postage fees	--	6,650
Accrued expenses	79,842	185,659

TOTAL LIABILITIES	3,549,778	10,194,698

NET ASSETS	$ 952,593,441	$ 2,485,927,616

NET ASSETS CONSIST OF:
Paid-in capital	$ 952,593,105	$ 2,485,926,640
Accumulated net realized loss on investments	(33)	--
Undistributed (distributions in excess of) net investment income	369	976

TOTAL NET ASSETS	$ 952,593,441	$ 2,485,927,616

Class A Shares	$ 121,382,510	$ 55,764,336
Class A2 Shares	$ --	$ --
Class B Shares	$ --	$ --
Class S Shares	$ 29,215,204	$ --
Corporate Shares	$ --	$ --
Institutional I Shares	$ 363,352,550	$ 1,460,260,252
Institutional II Shares	$ 438,643,177	$ 969,903,028
SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	121,380,414	55,762,675
Class A2 Shares	--	--
Class B Shares	--	--
Class S Shares	29,216,812	--
Corporate Shares	--	--
Institutional I Shares	363,296,266	1,460,318,755
Institutional II Shares	438,739,174	969,952,161
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 1.00	$ 1.00
Class A2 Shares	$ --	$ --
Class B Shares	$ --	$ --
Class S Shares	$ 1.00	$ --
Corporate Shares	$ --	$ --
Institutional I Shares	$ 1.00	$ 1.00
Institutional II Shares	$ 1.00	$ 1.00

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ --	$ 364,137,000	$ 71,170,000	$ --	$ --
123,681,944	1,713,216,781	269,018,209	121,513,794	29,012,445

123,681,944	2,077,353,781	340,188,209	121,513,794	29,012,445
1,036,058	734	--	904,635	313,284
846,238	1,357,412	216,768	895,751	198,952
965	697,350	660,620	8,900	--

125,565,205	2,079,409,277	341,065,597	123,323,080	29,524,681

5,000,000	--	--	--	--
--	--	593,338	--	--
271,875	5,951,352	941,680	118,961	62,500
--	446,019	2,020	44,850	--
1,583	14,237	3,690	1,608	358
9,274	134,532	3,269	9,983	10,103
7,554	7,080	7,206	7,330	7,863
2,877	2,778	2,821	3,250	2,993
6,335	62,054	--	--	368
4,397	182,090	14,424	20,620	--
8,999	58,592	4,420	3,827	3,323
10,524	154,336	31,007	10,412	2,293

5,323,418	7,013,070	1,603,875	220,841	89,801

$ 120,241,787	$ 2,072,396,207	$ 339,461,722	$ 123,102,239	$ 29,434,880

$ 120,242,720	$ 2,072,409,239	$ 339,466,573	$ 123,099,615	$ 29,434,843
(1,443)	(11,291)	(2,927)	(340)	(27)
510	(1,741)	(1,924)	2,964	64

$ 120,241,787	$ 2,072,396,207	$ 339,461,722	$ 123,102,239	$ 29,434,880

$ 19,379,057	$ 793,018,228	$ --	$ 94,993,733	$ 2,179,997
$ --	$ 62,691,947	$ --	$ --	$ --
$ --	$ 176,248	$ --	$ --	$ --
$ --	$ 57,282,310	$ --	$ --	$ --
$ --	$ --	$ 339,461,722	$ --	$ --
$ 73,528,534	$ 538,903,253	$ --	$ 28,108,506	$ 25,733,296
$ 27,334,196	$ 620,324,221	$ --	$ --	$ 1,521,587

19,386,989	793,277,179	--	94,994,689	2,179,958
--	62,686,474	--	--	--
--	176,135	--	--	--
--	57,068,187	--	--	--
--	--	339,469,131	--	--
73,542,111	538,864,915	--	28,104,686	25,734,728
27,325,622	620,363,844	--	--	1,520,157

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00
$ --	$ 1.00	$ --	$ --	$ --
$ --	$ 1.00	$ --	$ --	$ --
$ --	$ 1.00	$ --	$ --	$ --
$ --	$ --	$ 1.00	$ --	$ --
$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00
$ 1.00	$ 1.00	$ --	$ --	$ 1.00

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest	$ 22,213,670	$ 62,419,111

EXPENSES:
Investment advisory fee (Note 5)	1,786,249	4,881,926
Administrative personnel and services fee (Note 5)	264,323	722,544
Custodian fees	15,323	34,671
Transfer and dividend disbursing agent fees and expenses	16,968	15,245
Trustees’ fees	4,018	4,260
Auditing fees	7,814	7,922
Legal fees	2,009	1,819
Portfolio accounting fees	164,781	441,230
Distribution services fee--Class A Shares (Note 5)	--	9,923
Distribution services fee--Class A2 Shares (Note 5)	--	--
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	33,154	--
Distribution services fee--Corporate Shares (Note 5)	--	--
Distribution services fee--Institutional II Shares (Note 5)	473,805	1,265,036
Shareholder services fee--Class A Shares (Note 5)	158,687	10,007
Shareholder services fee--Class A2 Shares (Note 5)	--	--
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	33,177	--
Shareholder services fee--Corporate Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	450,358	1,776,039
Share registration costs	25,229	19,528
Printing and postage	6,250	3,662
Insurance premiums	17,147	39,381
Miscellaneous	2,006	18,239

TOTAL EXPENSES	3,461,298	9,251,432

WAIVERS AND REIMBURSEMENT (NOTE 5):
Waiver of investment advisory fee	(177,643)	(778,822)
Waiver of distribution services fee--Class A Shares	--	(8,361)
Waiver of distribution services fee--Class A2 Shares	--	--
Waiver of distribution services fee--Class B Shares	--	--
Waiver of distribution services fee--Class S Shares	(8,338)	--
Waiver of distribution services fee--Corporate Shares	--	--
Waiver of distribution services fee--Institutional II Shares	(189,692)	(833,947)
Waiver of shareholder services fee--Class A Shares	--	--
Waiver of shareholder services fee--Class A2 Shares	--	--
Waiver of shareholder services fee--Corporate Shares	--	--
Waiver of shareholder services fee--Institutional I Shares	(432,488)	(1,776,039)
Reimbursement of other operating expenses--Class A Shares	(15,254)	--

TOTAL WAIVERS AND REIMBURSEMENT	(823,415)	(3,397,169)

Net expenses	2,637,883	5,854,263

Net investment income	$ 19,575,787	$ 56,564,848

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ 2,163,495	$ 48,939,402	$ 7,910,221	$ 2,227,709	$ 553,590

248,928	3,772,553	612,907	256,497	63,601
36,836	558,115	90,676	37,965	9,415
3,112	27,737	7,199	3,206	795
15,459	256,017	5,453	16,257	15,722
4,172	3,773	3,988	4,200	4,269
7,922	7,566	7,684	7,953	8,016
1,958	1,886	1,913	2,406	1,982
25,578	340,529	58,771	27,221	9,826
31,431	--	--	--	1,365
--	33,361	--	--	--
--	689	--	--	--
--	67,563	--	--	--
--	--	383,067	--	--
37,503	663,099	--	--	1,592
31,287	938,904	--	113,580	1,371
--	33,361	--	--	--
--	246	--	--	--
--	67,563	--	--	--
--	--	377,556	--	--
86,424	640,743	--	37,928	36,733
17,169	33,071	8,824	12,473	16,828
4,521	60,904	6,450	12,763	4,973
6,477	32,113	8,184	6,012	4,439
434	2,368	7,183	1,604	1,582

559,211	7,542,161	1,579,855	540,065	182,509

(115,627)	(976,489)	(230,401)	(75,037)	(50,615)
(13,999)	--	--	--	(718)
--	(33,361)	--	--	--
--	(104)	--	--	--
--	--	--	--	--
--	--	(383,067)	--	--
(17,312)	(409,856)	--	--	(1,106)
--	--	--	--	(806)
--	(22,879)	--	--	--
--	--	(316,460)	--	--
(86,424)	(640,743)	--	(35,671)	(36,733)
--	(232,771)	--	(6,703)	--

(233,362)	(2,316,203)	(929,928)	(117,411)	(89,978)

325,849	5,225,958	649,927	422,654	92,531

$ 1,837,646	$ 43,713,444	$ 7,260,294	$ 1,805,055	$ 461,059

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund
	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 19,575,787	$ 25,877,437

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(2,711,597)	(4,145,162)
Class A2 Shares	--	--
Class B Shares	--	--
Class S Shares	(539,026)	(778,088)
Corporate Shares	--	--
Institutional Shares	--	--
Institutional I Shares	(8,126,678)	(9,914,544)
Institutional II Shares	(8,218,545)	(11,017,187)

Change in net assets resulting from distributions to shareholders	(19,595,846)	(25,854,981)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,627,452,735	3,381,438,908
Net asset value of shares issued to shareholders in payment of distributions declared	1,346,640	1,914,751
Cost of shares redeemed	(1,556,632,553)	(3,352,634,265)

Change in net assets resulting from share transactions	72,166,822	30,719,394

Change in net assets	72,146,763	30,741,850
NET ASSETS:
Beginning of period	880,446,678	849,704,828

End of period	$ 952,593,441	$ 880,446,678

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 369	$ 20,428

* Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.

** Effective August 31, 2006, the Institutional Shares for the Prime Money Market Fund were renamed Corporate Shares.

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund		Tax-Free Money Market Fund		Money Market Fund*		Prime Money Market Fund**
Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006

$ 56,564,848	$ 75,570,816	$ 1,837,646	$ 3,169,751	$ 43,713,444	$ 59,445,049	$ 7,260,294	$ 10,546,137

(193,904)	(89,936)	(338,944)	(907,233)	(17,393,742)	(23,036,175)	--	--
--	--	--	--	(643,395)	--	--	--
--	--	--	--	(3,904)	(5,288)	--	--
--	--	--	--	(1,148,218)	(1,461,190)	--	--
--	--	--	--	--	--	(7,263,518)	--
--	--	--	--	--	(328,671)	--	(10,544,612)
(33,292,794)	(45,913,453)	(1,070,238)	(1,453,010)	(12,147,951)	(19,840,197)	--	--
(23,076,328)	(29,567,235)	(441,633)	(795,867)	(12,379,119)	(14,771,318)	--	--

(56,563,026)	(75,570,624)	(1,850,815)	(3,156,110)	(43,716,329)	(59,442,839)	(7,263,518)	(10,544,612)

2,807,086,392	4,511,247,953	174,879,816	413,684,024	4,054,924,499	7,305,448,599	785,050,178	1,504,012,435
96,015	62,243	338,828	887,167	12,709,788	15,995,025	2,659,056	3,575,414
(2,457,422,205)	(4,372,299,308)	(178,530,668)	(449,234,364)	(3,854,456,118)	(7,179,659,620)	(762,141,524)	(1,502,659,693)

349,760,202	139,010,888	(3,312,024)	(34,663,173)	213,178,169	141,784,004	25,567,710	4,928,156

349,762,024	139,011,080	(3,325,193)	(34,649,532)	213,175,284	141,786,214	25,564,486	4,929,681

2,136,165,592	1,997,154,512	123,566,980	158,216,512	1,859,220,923	1,717,434,709	313,897,236	308,967,555

$ 2,485,927,616	$ 2,136,165,592	$ 120,241,787	$ 123,566,980	$ 2,072,396,207	$ 1,859,220,923	$ 339,461,722	$ 313,897,236

$ 976	$ (846)	$ 510	$ 13,679	$ (1,741)	$ 1,144	$ (1,924)	$ 1,300

STATEMENTS OF CHANGES IN NET ASSETS

	New York Tax-Free Money Market Fund		Pennsylvania Tax-Free Money Market Fund
	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006	Six Months Ended (unaudited) October 31, 2006	Year Ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 1,805,055	$ 2,759,420	$ 461,059	$ 650,239

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,364,130)	(2,057,971)	(14,983)	(14,532)
Institutional I Shares	(451,572)	(687,634)	(429,695)	(602,705)
Institutional II Shares	--	--	(19,169)	(30,185)

Change in net assets resulting from distributions to shareholders	(1,815,702)	(2,745,605)	(463,847)	(647,422)

SHARE TRANSACTIONS:
Proceeds from sale of shares	170,196,407	339,106,516	62,375,165	86,619,308
Net asset value of shares issued to shareholders in payment of distributions declared	1,068,755	1,648,523	23,221	35,784
Cost of shares redeemed	(174,223,425)	(358,154,259)	(64,320,037)	(78,782,754)

Change in net assets resulting from share transactions	(2,958,263)	(17,399,220)	(1,921,651)	7,872,338

Change in net assets	(2,968,910)	(17,385,405)	(1,924,439)	7,875,155
NET ASSETS:
Beginning of period	126,071,149	143,456,554	31,359,319	23,484,164

End of period	$123,102,239	$126,071,149	$ 29,434,880	$ 31,359,319

Undistributed net investment income included in net assets at end of period	$ 2,964	$ 13,611	$ 64	$ 2,852

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period

U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.004(c)	(0.004)	$ 1.00
2005	$ 1.00	0.011	(0.011)	$ 1.00
2006	$ 1.00	0.028	(0.028)	$ 1.00
2006(d)	$ 1.00	0.022	(0.022)	$ 1.00
U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.002(c)	(0.002)	$ 1.00
2005	$ 1.00	0.010	(0.010)	$ 1.00
2006	$ 1.00	0.028	(0.028)	$ 1.00
2006(d)	$ 1.00	0.020	(0.020)	$ 1.00
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL I SHARES
2004(f)	$ 1.00	0.003(c)	(0.003)	$ 1.00
2005	$ 1.00	0.012	(0.012)	$ 1.00
2006	$ 1.00	0.032	(0.032)	$ 1.00
2006(d)	$ 1.00	0.023	(0.023)	$ 1.00
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL II SHARES
2004(f)	$ 1.00	0.003(c)	(0.003)	$ 1.00
2005	$ 1.00	0.012	(0.012)	$ 1.00
2006	$ 1.00	0.031	(0.031)	$ 1.00
2006(d)	$ 1.00	0.022	(0.022)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2004(g)	$ 1.00	0.005(c)	(0.005)	$ 1.00
2005	$ 1.00	0.012	(0.012)	$ 1.00
2006	$ 1.00	0.03	(0.03)	$ 1.00
2006(d)	$ 1.00	0.022	(0.022)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL I SHARES
2002	$ 1.00	0.03	(0.03)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2004(g)	$ 1.00	0.007(c)	(0.007)	$ 1.00
2005	$ 1.00	0.014	(0.014)	$ 1.00
2006	$ 1.00	0.034	(0.034)	$ 1.00
2006(d)	$ 1.00	0.024	(0.024)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL II SHARES
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2004(g)	$ 1.00	0.006(c)	(0.006)	$ 1.00
2005	$ 1.00	0.014	(0.014)	$ 1.00
2006	$ 1.00	0.033	(0.033)	$ 1.00
2006(d)	$ 1.00	0.023	(0.023)	$ 1.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Based on average shares oustanding.

(d) Six months ended October 31, 2006(unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

(g) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets
Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

2.38%	0.59%	2.27%	0.09%	$ 741,357
0.93%	0.61%	0.93%	0.09%	$ 622,086
0.39%	0.61%	0.40%	0.32%	$ 148,182
1.07%	0.65%	1.06%	0.48%	$ 152,536
2.91%	0.79%	2.84%	0.23%	$ 117,863
2.17%	0.71%(e)	4.27%(e)	0.06%(e)	$ 121,383

2.12%	0.84%	2.03%	0.09%	$ 26,138
0.68%	0.86%	0.70%	0.09%	$ 18,011
0.22%	0.77%	0.22%	0.32%	$ 16,013
0.95%	0.76%	0.98%	0.37%	$ 19,603
2.88%	0.81%	2.79%	0.21%	$ 28,842
2.06%	0.92%(e)	4.06%(e)	0.10%(e)	$ 29,215

0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$ 288,113
1.23%	0.49%	1.24%	0.39%	$ 294,260
3.22%	0.49%	3.20%	0.29%	$ 337,038
2.28%	0.49%(e)	4.51%(e)	0.28%(e)	$ 363,353

0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$ 353,773
1.16%	0.56%	1.13%	0.32%	$ 383,305
3.10%	0.60%	3.05%	0.19%	$ 396,703
2.21%	0.63%(e)	4.33%(e)	0.14%(e)	$ 438,643

2.39%	0.65%	2.46%	0.85%	$ 79,396
1.02%	0.66%	1.03%	0.83%	$ 70,506
0.46%	0.65%	0.54%	0.26%	$ 649
1.19%	0.69%	1.23%	0.42%	$ 878
3.06%	0.82%	3.17%	0.20%	$ 5,504
2.20%	0.78%(e)	4.91%(e)	0.27%(e)	$ 55,764

2.63%	0.42%	2.56%	0.60%	$ 1,327,751
1.25%	0.43%	1.26%	0.56%	$ 1,232,568
0.69%	0.42%	0.69%	0.37%	$ 1,255,603
1.45%	0.43%	1.45%	0.43%	$ 1,210,017
3.45%	0.43%	3.41%	0.33%	$ 1,281,353
2.37%	0.45%(e)	4.69%(e)	0.31%(e)	$ 1,460,260

2.55%	0.49%	2.35%	0.60%	$ 262,495
1.18%	0.50%	1.17%	0.56%	$ 259,017
0.62%	0.48%	0.59%	0.38%	$ 1,434,300
1.38%	0.49%	1.31%	0.36%	$ 786,260
3.38%	0.50%	3.36%	0.26%	$ 849,308
2.33%	0.53%(e)	4.56%(e)	0.23%(e)	$ 969,903

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized Gain on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

TAX-FREE MONEY MARKET FUND - CLASS A SHARES
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.009	--	0.009	(0.009)	--	(0.009)
2006	$ 1.00	0.020	--	0.020	(0.020)	--	(0.020)
2006(d)	$ 1.00	0.014	--	0.014	(0.014)	--	(0.014)
TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$ 1.00	0.006	--	0.006	(0.006)	--	(0.006)
2005	$ 1.00	0.011	--	0.011	(0.011)	--	(0.011)
2006	$ 1.00	0.023	--	0.023	(0.023)	--	(0.023)
2006(d)	$ 1.00	0.016	--	0.016	(0.016)	--	(0.016)
TAX-FREE MONEY MARKET FUND - INSTITUTIONAL II SHARES
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$ 1.00	0.011	--	0.011	(0.011)	--	(0.011)
2006	$ 1.00	0.022	--	0.022	(0.022)	--	(0.022)
2006(d)	$ 1.00	0.015	--	0.015	(0.015)	--	(0.015)
MONEY MARKET FUND - CLASS A SHARES
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(f)	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.012	0.000(g)	0.012	(0.012)	--	(0.012)
2006	$ 1.00	0.030	--	0.030	(0.030)	--	(0.030)
2006(d)	$ 1.00	0.023	--	0.023	(0.023)	--	(0.023)
MONEY MARKET FUND - CLASS A2 SHARES(h)
2002(i)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(f)	(0.01)
2004	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$ 1.00	0.013	0.000(g)	0.013	(0.013)	--	(0.013)
2006	$ 1.00	0.033	--	0.033	(0.033)	--	(0.033)
2006(d)	$ 1.00	0.023	--	0.023	(0.023)	--	(0.023)
MONEY MARKET FUND - CLASS B SHARES
2004(j)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$ 1.00	0.009	0.000(g)	0.009	(0.009)	--	(0.009)
2006	$ 1.00	0.028	--	0.028	(0.028)	--	(0.028)
2006(d)	$ 1.00	0.020	--	0.020	(0.020)	--	(0.020)
MONEY MARKET FUND - CLASS S SHARES
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(f)	(0.01)
2004	$ 1.00	0.002	--	0.002	(0.002)	--	(0.002)
2005	$ 1.00	0.010	0.000(g)	0.010	(0.010)	--	(0.010)
2006	$ 1.00	0.030	--	0.030	(0.030)	--	(0.030)
2006(d)	$ 1.00	0.021	--	0.021	(0.021)	--	(0.021)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accouting firm.

(d) Six Months ended October 31, 2006(unaudited).

(e) Computed on an annualized basis.

(f) Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	1.54%	0.60%	1.49%	0.86%	$ 49,232
$ 1.00	0.77%	0.62%	0.77%	0.92%	$ 40,706
$ 1.00	0.40%	0.62%	0.40%	0.48%	$ 51,778
$ 1.00	0.89%	0.64%	0.89%	0.55%	$ 54,013
$ 1.00	1.99%	0.75%	1.97%	0.34%	$ 31,402
$ 1.00	1.37%	0.80%(e)	2.66%(e)	0.30%(e)	$ 19,379

$ 1.00	1.77%	0.37%	1.73%	0.61%	$ 69,275
$ 1.00	1.00%	0.39%	0.99%	0.60%	$ 96,729
$ 1.00	0.62%	0.40%	0.62%	0.42%	$ 49,491
$ 1.00	1.14%	0.39%	1.13%	0.55%	$ 62,563
$ 1.00	2.36%	0.39%	2.32%	0.45%	$ 54,359
$ 1.00	1.57%	0.41%(e)	3.08%(e)	0.44%(e)	$ 73,529

$ 1.00	1.70%	0.44%	1.74%	0.61%	$ 32,358
$ 1.00	0.93%	0.46%	0.92%	0.61%	$ 48,218
$ 1.00	0.55%	0.47%	0.54%	0.36%	$ 51,614
$ 1.00	1.07%	0.46%	1.05%	0.48%	$ 41,640
$ 1.00	2.25%	0.50%	2.23%	0.34%	$ 37,806
$ 1.00	1.50%	0.54%(e)	2.92%(e)	0.31%(e)	$ 27,334

$ 1.00	2.41%	0.71%	2.39%	0.18%	$ 1,512,433
$ 1.00	0.92%	0.70%	0.92%	0.25%	$ 1,240,670
$ 1.00	0.41%	0.70%	0.41%	0.40%	$ 924,016
$ 1.00	1.16%	0.73%	1.13%	0.41%	$ 771,286
$ 1.00	3.06%	0.86%	3.01%	0.17%	$ 745,488
$ 1.00	2.32%	0.62%(e)	4.56%(e)	0.16%(e)	$ 793,018

$ 1.00	1.19%	0.61%(e)	1.55%(e)	0.36%(e)	$ 2,805
$ 1.00	1.02%	0.60%	0.99%	0.35%	$ 2,757
$ 1.00	0.51%	0.61%	0.50%	0.51%	$ 3,242
$ 1.00	1.29%	0.61%	1.43%	0.53%	$ 8,579
$ 1.00	3.33%	0.60%	3.29%	0.44%	$ 8,961
$ 1.00	2.35%	0.52%(e)	4.83%(e)	0.52%(e)	$ 62,692

$ 1.00	0.07%	1.19%(e)	1.17%(e)	0.79%(e)	$ 226
$ 1.00	0.86%	1.02%	0.82%	0.62%	$ 171
$ 1.00	2.79%	1.08%	2.80%	0.37%	$ 183
$ 1.00	2.02%	1.28%(e)	4.81%(e)	0.21%(e)	$ 176

$ 1.00	2.13%	0.98%	1.96%	0.17%	$ 112,156
$ 1.00	0.61%	1.00%	0.63%	0.20%	$ 81,002
$ 1.00	0.18%	0.94%	0.18%	0.24%	$ 53,238
$ 1.00	0.97%	0.92%	0.96%	0.22%	$ 47,094
$ 1.00	3.01%	0.91%	2.97%	0.13%	$ 45,691
$ 1.00	2.15%	0.94%(e)	4.27%(e)	0.10%(e)	$ 57,282

(g) Represents less than $0.001.

(h) Formerly Institutional Shares.

(i) Reflects operations for the period from September 4, 2001(date of initial public investment) to April 30, 2002.

(j) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

MONEY MARKET FUND - INSTITUTIONAL I SHARES
2004(c)	$ 1.00	0.006	0.000(d)	0.006	(0.006)	--	(0.006)
2005	$ 1.00	0.015	0.000(d)	0.015	(0.015)	--	(0.015)
2006	$ 1.00	0.035	--	0.035	(0.035)	--	(0.035)
2006(f)	$ 1.00	0.024	--	0.024	(0.024)	--	(0.024)
MONEY MARKET FUND - INSTITUTIONAL II SHARES
2004(c)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.014	0.000(d)	0.014	(0.014)	--	(0.014)
2006	$ 1.00	0.034	--	0.034	(0.034)	--	(0.034)
2006(f)	$ 1.00	0.023	--	0.023	(0.023)	--	(0.023)
PRIME MONEY MARKET FUND - CORPORATE SHARES(g)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.000)(d)	(0.01)
2004	$ 1.00	0.007	--	0.007	(0.007)	--	(0.007)
2005	$ 1.00	0.015	(0.000)(d)	0.015	(0.015)	--	(0.015)
2006	$ 1.00	0.034	--	0.034	(0.034)	--	(0.034)
2006(f)	$ 1.00	0.024	--	0.024	(0.024)	--	(0.024)
NEW YORK TAX-FREE MONEY MARKET FUND - CLASS A SHARES
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	0.000(d)	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.009	0.000(d)	0.009	(0.009)	(0.000)(d)	(0.009)
2006	$ 1.00	0.020	--	0.020	(0.020)	--	(0.020)
2006(f)	$ 1.00	0.014	--	0.014	(0.014)	--	(0.014)
NEW YORK TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES
2004(c)	$ 1.00	0.002	0.000(d)	0.002	(0.002)	--	(0.002)
2005	$ 1.00	0.009	0.000(d)	0.009	(0.009)	(0.000)(d)	(0.009)
2006	$ 1.00	0.022	--	0.022	(0.022)	--	(0.022)
2006(f)	$ 1.00	0.015	--	0.015	(0.015)	--	(0.015)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES
2004(h)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$ 1.00	0.008	--	0.008	(0.008)	--	(0.008)
2006	$ 1.00	0.019	--	0.019	(0.019)	--	(0.019)
2006(f)	$ 1.00	0.014	--	0.014	(0.014)	--	(0.014)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES
2002(i)	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(j)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.010	--	0.010	(0.010)	--	(0.010)
2006	$ 1.00	0.022	--	0.022	(0.022)	--	(0.022)
2006(f)	$ 1.00	0.015	--	0.015	(0.015)	--	(0.015)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - INSTITUTIONAL II SHARES
2002(k)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(j)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.010	--	0.010	(0.010)	--	(0.010)
2006	$ 1.00	0.021	--	0.021	(0.021)	--	(0.021)
2006(f)	$ 1.00	0.015	--	0.015	(0.015)	--	(0.015)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

(d) Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	0.48%	0.42%(e)	0.69%(e)	0.51%(e)	$ 698,792
$ 1.00	1.48%	0.41%	1.48%	0.47%	$ 563,829
$ 1.00	3.52%	0.41%	3.46%	0.38%	$ 508,399
$ 1.00	2.41%	0.44%(e)	4.74%(e)	0.35%(e)	$ 538,903

$ 1.00	0.43%	0.49%(e)	0.62%(e)	0.44%(e)	$ 359,579
$ 1.00	1.41%	0.48%	1.41%	0.40%	$ 326,475
$ 1.00	3.43%	0.50%	3.48%	0.29%	$ 550,498
$ 1.00	2.36%	0.54%(e)	4.66%(e)	0.25%(e)	$ 620,324

$ 1.00	2.63%	0.41%	2.54%	0.30%	$ 218,819
$ 1.00	1.21%	0.40%	1.20%	0.30%	$ 248,812
$ 1.00	0.68%	0.42%	0.66%	0.63%	$ 249,771
$ 1.00	1.48%	0.42%	1.48%	0.72%	$ 308,968
$ 1.00	3.49%	0.43%	3.44%	0.60%	$ 313,897
$ 1.00	2.41%	0.42%(e)	4.74%(e)	0.61%(e)	$ 339,462

$ 1.00	1.62%	0.63%	1.59%	0.09%	$ 187,043
$ 1.00	0.86%	0.61%	0.86%	0.09%	$ 191,859
$ 1.00	0.43%	0.63%	0.44%	0.39%	$ 127,463
$ 1.00	0.90%	0.64%	0.88%	0.54%	$ 116,150
$ 1.00	2.04%	0.71%	2.02%	0.35%	$ 98,113
$ 1.00	1.41%	0.71%(e)	2.77%(e)	0.13%(e)	$ 94,994

$ 1.00	0.23%	0.64%(e)	0.41%(e)	0.26%(e)	$ 35,853
$ 1.00	0.92%	0.62%	0.89%	0.31%	$ 27,306
$ 1.00	2.24%	0.52%	2.22%	0.33%	$ 27,958
$ 1.00	1.52%	0.50%(e)	2.96%(e)	0.36%(e)	$ 28,109

$ 1.00	0.13%	0.82%(e)	0.26%(e)	0.93%(e)	$ 222
$ 1.00	0.79%	0.77%	0.86%	0.97%	$ 832
$ 1.00	1.96%	0.80%	1.94%	0.62%	$ 663
$ 1.00	1.37%	0.79%(e)	2.74%(e)	0.60%(e)	$ 2,180

$ 1.00	1.54%	0.57%	1.51%	0.19%	$ 24,051
$ 1.00	0.86%	0.58%	0.88%	0.43%	$ 13,453
$ 1.00	0.45%	0.59%	0.44%	0.65%	$ 15,361
$ 1.00	0.96%	0.59%	0.95%	0.88%	$ 20,758
$ 1.00	2.20%	0.58%	2.22%	0.60%	$ 29,677
$ 1.00	1.49%	0.57%(e)	2.91%(e)	0.57%(e)	$ 25,733

$ 1.00	1.46%	0.57%(e)	1.45%(e)	0.29%(e)	$ 2,068
$ 1.00	0.86%	0.58%	0.83%	0.73%	$ 3,439
$ 1.00	0.44%	0.53%	0.54%	0.72%	$ 671
$ 1.00	0.96%	0.59%	1.02%	0.88%	$ 1,894
$ 1.00	2.17%	0.58%	2.12%	0.57%	$ 1,020
$ 1.00	1.47%	0.64%(e)	2.86%(e)	0.51%(e)	$ 1,522

(e) Computed on an annualized basis.

(f) Six months ended October 31, 2006(unaudited).

(g) Formerly Institutional Shares.

(h) Reflects operations for the period from August 25, 2003(date of initial public investment) to April 30, 2004.

(i) Reflects operations for the period from May 1, 2001(date of initial public investment) to April 30, 2002.

(j) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(k) Reflects operations for the period from May 11, 2001(date of initial public investment) to April 30, 2002.

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds

October 31, 2006 (unaudited)

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 29 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives
MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek current income and provide liquidity and security of principal.
MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.
MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.
MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

(d) Diversified

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares), Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting except on class specific matters.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation - The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements - It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gain and Losses, Expenses and Distributions - Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. All Funds, except Prime Money Market Fund, offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization - All premiums and discounts are amortized/accreted.

Federal Taxes - It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	U.S. Treasury Money Market Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	579,720,229	$579,720,229	1,242,119,280	$1,242,119,280
Shares issued to shareholders in payment of distributions declared	1,344,622	1,344,622	1,882,293	1,882,293
Shares redeemed	(577,543,458)	(577,543,458)	(1,278,683,556)	(1,278,683,556)

Net change resulting from Class A Share transactions	3,521,393	$3,521,393	(34,681,983)	$(34,681,983)

Class S Shares
Shares sold	82,520,145	$82,520,145	272,495,970	$272,495,970
Shares redeemed	(82,146,619)	(82,146,619)	(263,255,224)	(263,255,224)

Net change resulting from Class S Share transactions	373,526	$373,526	9,240,746	$9,240,746

Institutional I Shares
Shares sold	459,516,310	$459,516,310	613,520,674	$613,520,674
Shares issued to shareholders in payment of distributions declared	2,018	2,018	32,458	32,458
Shares redeemed	(433,192,876)	(433,192,876)	(570,780,826)	(570,780,826)

Net change resulting from Institutional I Share transactions	26,325,452	$26,325,452	42,772,306	$42,772,306

Institutional II Shares
Shares sold	505,696,051	$505,696,051	1,253,302,984	$1,253,302,984
Shares redeemed	(463,749,600)	(463,749,600)	(1,239,914,659)	(1,239,914,659)

Net change resulting from Institutional II Share transactions	41,946,451	$41,946,451	13,388,325	$13,388,325

Net change resulting from share transactions	72,166,822	$72,166,822	30,719,394	$30,719,394

	U.S. Government Money Market Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	85,875,056	$85,875,056	29,593,475	$29,593,475
Shares issued to shareholders in payment of distributions declared	96,015	96,015	62,243	62,243
Shares redeemed	(35,712,106)	(35,712,106)	(25,029,405)	(25,029,405)

Net change resulting from Class A Share transactions	50,258,965	$50,258,965	4,626,313	$4,626,313

Institutional I Shares
Shares sold	1,047,904,899	$1,047,904,899	2,214,022,397	$2,214,022,397
Shares redeemed	(868,998,722)	(868,998,722)	(2,142,709,615)	(2,142,709,615)

Net change resulting from Institutional I Share transactions	178,906,177	$178,906,177	71,312,782	$71,312,782

Institutional II Shares
Shares sold	1,673,306,437	$1,673,306,437	2,267,632,081	$2,267,632,081
Shares redeemed	(1,552,711,377)	(1,552,711,377)	(2,204,560,288)	(2,204,560,288)

Net change resulting from Institutional II Share transactions	120,595,060	$120,595,060	63,071,793	$63,071,793

Net change resulting from share transactions	349,760,202	$349,760,202	139,010,888	$139,010,888

	Tax-Free Money Market Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	35,386,112	$35,386,112	161,669,552	$161,669,552
Shares issued to shareholders in payment of distributions declared	338,828	338,828	885,821	885,821
Shares redeemed	(47,745,050)	(47,745,050)	(185,171,830)	(185,171,830)

Net change resulting from Class A Share transactions	(12,020,110)	$(12,020,110)	(22,616,457)	$(22,616,457)

Institutional I Shares
Shares sold	107,596,823	$107,596,823	163,981,411	$163,981,411
Shares redeemed	(88,421,046)	(88,421,046)	(172,190,213)	(172,190,213)

Net change resulting from Institutional I Share transactions	19,175,777	$19,175,777	(8,208,802)	$(8,208,802)

Institutional II Shares
Shares sold	31,896,881	$31,896,881	88,033,061	$88,033,061
Shares issued to shareholders in payment of distributions declared	--	--	1,346	1,346
Shares redeemed	(42,364,572)	(42,364,572)	(91,872,321)	(91,872,321)

Net change resulting from Institutional II Share transactions	(10,467,691)	$(10,467,691)	(3,837,914)	$(3,837,914)

Net change resulting from share transactions	(3,312,024)	$(3,312,024)	(34,663,173)	$(34,663,173)

	Money Market Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006*
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	1,863,553,388	$1,863,553,388	4,079,192,785	$4,079,192,785
Shares issued to shareholders in payment of distributions declared	11,682,633	11,682,633	14,925,641	14,925,641
Shares redeemed	(1,827,693,848)	(1,827,693,848)	(4,119,923,328)	(4,119,923,328)

Net change resulting from Class A Share transactions	47,542,173	$47,542,173	(25,804,902)	$(25,804,902)

Class A2 Shares
Shares sold	117,289,433	$117,289,433	65,747,455	$65,747,455
Shares issued to shareholders in payment of distributions declared	564,699	564,699	200,829	200,829
Shares redeemed	(64,124,353)	(64,124,353)	(65,570,505)	(65,570,505)

Net change resulting from Class A2 Share transactions	53,729,779	$53,729,779	377,779	$377,779

Class B Shares
Shares sold	110,072	$110,072	16,140	$16,140
Shares issued to shareholders in payment of distributions declared	3,843	3,843	5,248	5,248
Shares redeemed	(120,595)	(120,595)	(8,854)	(8,854)

Net change resulting from Class B Share transactions	(6,680)	$(6,680)	12,534	$12,534

Class S Shares
Shares sold	308,205,293	$308,205,293	533,845,802	$533,845,802
Shares issued to shareholders in payment of distributions declared	236	236	321	321
Shares redeemed	(296,620,710)	(296,620,710)	(535,257,018)	(535,257,018)

Net change resulting from Class S Share transactions	11,584,819	$11,584,819	(1,410,895)	$(1,410,895)

Institutional I Shares
Shares sold	667,261,175	$667,261,175	1,187,782,579	$1,187,782,579
Shares issued to shareholders in payment of distributions declared	457,892	457,892	862,041	862,041
Shares redeemed	(637,221,814)	(637,221,814)	(1,244,082,999)	(1,244,082,999)

Net change resulting from Institutional I Share transactions	30,497,253	$30,497,253	(55,438,379)	$(55,438,379)

Institutional II Shares
Shares sold	1,098,505,138	$1,098,505,138	1,438,863,838	$1,438,863,838
Shares issued to shareholders in payment of distributions declared	485	485	945	945
Shares redeemed	(1,028,674,798)	(1,028,674,798)	(1,214,816,916)	(1,214,816,916)

Net change resulting from Institutional II Share transactions	69,830,825	$69,830,825	224,047,867	$224,047,867

Net change resulting from share transactions	213,178,169	$213,178,169	141,784,004	$141,784,004

* Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.
	Prime Money Market Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006**
	Shares	Amount	Shares	Amount
Corporate Shares
Shares sold	785,050,178	$785,050,178	1,504,012,435	$1,504,012,435
Shares issued to shareholders in payment of distributions declared	2,659,056	2,659,056	3,575,414	3,575,414
Shares redeemed	(762,141,524)	(762,141,524)	(1,502,659,693)	(1,502,659,693)

Net change resulting from share transactions	25,567,710	$25,567,710	4,928,156	$4,928,156

	New York Tax-Free Money Market Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	125,118,088	$125,118,088	250,829,647	$250,829,647
Shares issued to shareholders in payment of distributions declared	1,068,755	1,068,755	1,648,523	1,648,523
Shares redeemed	(129,297,385)	(129,297,385)	(270,524,277)	(270,524,277)

Net change resulting from Class A Share transactions	(3,110,542)	$(3,110,542)	(18,046,107)	$(18,046,107)

Institutional I Shares
Shares sold	45,078,319	$45,078,319	88,276,869	$88,276,869
Shares redeemed	(44,926,040)	(44,926,040)	(87,629,982)	(87,629,982)

Net change resulting from Institutional I Share transactions	152,279	$152,279	646,887	$646,887

Net change resulting from share transactions	(2,958,263)	$(2,958,263)	(17,399,220)	$(17,399,220)

** Effective August 31, 2006, the Institutional Shares for the Prime Money Market Fund were renamed Corporate Shares.
	Pennsylvania Tax-Free Money Market Fund
	Six Months Ended 10/31/2006		Year Ended 4/30/2006
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	6,337,304	$6,337,304	4,513,370	$4,513,370
Shares issued to shareholders in payment of distributions declared	14,982	14,982	14,162	14,162
Shares redeemed	(4,834,939)	(4,834,939)	(4,697,262)	(4,697,262)

Net change resulting from Class A Share transactions	1,517,347	$1,517,347	(169,730)	$(169,730)

Institutional I Shares
Shares sold	52,313,879	$52,313,879	77,851,205	$77,851,205
Shares issued to shareholders in payment of distributions declared	8,239	8,239	21,622	21,622
Shares redeemed	(56,262,935)	(56,262,935)	(68,956,563)	(68,956,563)

Net change resulting from Institutional I Share transactions	(3,940,817)	$(3,940,817)	8,916,264	$8,916,264

Institutional II Shares
Shares sold	3,723,982	$3,723,982	4,254,733	$4,254,733
Shares redeemed	(3,222,163)	(3,222,163)	(5,128,929)	(5,128,929)

Net change resulting from Institutional II Share transactions	501,819	$501,819	(874,196)	$(874,196)

Net change resulting from share transactions	(1,921,651)	$(1,921,651)	7,872,338	$7,872,338

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of October 31, 2006:

Fund	Cost of Investments
U.S. Treasury Money Market Fund	$954,361,911
U.S. Government Money Market Fund	2,494,249,911
Tax-Free Money Market Fund	123,681,944
Money Market Fund	2,077,353,781
Prime Money Market Fund	340,188,209
New York Tax-Free Money Market Fund	121,513,794
Pennsylvania Tax-Free Money Market Fund	29,012,445

At April 30, 2006, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in				Total Capital Loss Carryforwards
Fund Name	2008	2010	2011	2014
U.S. Treasury Money Market Fund	$ --	$ --	$ --	$ 33	$ 33
Tax-Free Money Market Fund	873	570	--	--	1,443
Money Market Fund	--	--	11,291	--	11,291
Prime Money Market Fund	--	--	2,750	177	2,927
New York Tax-Free Money Market Fund	--	--	--	340	340
Pennsylvania Tax-Free Money Market Fund	--	27	--	--	27

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee - MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and /or reimbursement at any time at its sole discretion.

Administrative Fee - Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided in accordance with the following schedules specified below:

Fees payable to FServ:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee - The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds, except for U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund, excluding the Class A Shares for U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund, may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate Edgewood:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class A2 Shares	0.25%
Class B Shares	0.75%
Class S Shares	0.25%
Corporate Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive or reduce any portion of its fee. Edgewood can modify or terminate this voluntary waiver and reduction at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the six months ended October 31, 2006, Edgewood did not retain any fees paid by the Fund.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

M&T Securities reimbursed to the Funds a portion of the operating expenses for Class A Shares on behalf of the U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund. This reimbursement resulted from the correction of contractual terms relating to Distribution Plan payments made pursuant to Rule 12b-1 under the Act. This reimbursement amounted to $15,254, $232,771 and $6,703 for the U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund, respectively, for the six months ended October 31, 2006.

Sales Charges - Class B Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Shareholder Services Fee - Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional I Shares to financial intermediaries including M&T Securities, to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of the Fund’s Shares. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds at any time at its sole discretion. For the six months ended October 31, 2006, M&T Securities or an affiliate retained a portion of the fees paid by the Funds.

General - Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2006, 68.7% for New York Tax-Free Money Market Fund and 54.8% for Pennsylvania Tax-Free Money Market Fund of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.5% for New York Tax-Free Money Market Fund and 9.8% for Pennsylvania Tax-Free Money Market Fund.

7. LINE OF CREDIT

The Funds participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2006.

BOARD REVIEW OF ADVISORY CONTRACTS

The Funds’ Board reviewed the Fund’s investment advisory contract at meetings held in September 2006. The Board’s decision to approve or disapprove this contract reflects the exercise of its business judgment on whether to continue the existing arrangement. The Board was assisted in its deliberations by the advice of independent legal counsel.

The Board’s decision to continue the existing arrangement was based on its consideration of numerous factors, no single one of which was determinative. Such factors included the following: the nature, extent and quality of the services rendered to the Fund; the distinct investment objective and policies of the Fund; the history, organizational structure, financial condition and reputation of the Advisor, and the qualification and background of the Advisor’s personnel; the practices and policies of the Advisor with respect to selecting brokers and executing trades; the Advisor’s compliance program; relevant regulatory, compliance or litigation matters; the Advisor’s business continuity program; the short- and long-term investment performance record of the Advisor and the Fund both on a gross basis and net of expenses; the reasonableness of the fees to be paid to and the profits to be realized by the Advisor (including any benefits to be received by the Advisor or its affiliates in connection with soft dollar arrangements); whether the fees to be paid to the Advisor were competitive with the fees it charges other clients that are similarly managed; the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; and other factors deemed relevant.

Because of the inherent differences between mutual funds and other types of clients (e.g., pension funds and other institutional accounts), the Board did not consider the latter fees and expenses to be particularly relevant in its evaluation. Instead, with respect to the Fund’s performance and expenses, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful and relevant, given the high degree of competition in the mutual fund business. The range of their fees and expenses appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Advisor is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Advisor’s investment management services were such as to warrant continuation of the advisory contract.

The Board also received financial information about the Advisor, including reports on the compensation and benefits the Advisor derived from its relationships with the Funds. These reports covered not only the fees under the advisory contract, but also fees received by the Advisor and its affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ co-administrator). The reports also discussed any indirect benefit the Advisor may derive from its receipt of research services from brokers who execute Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, the Advisor and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Advisor furnished reports that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis. The allocation reports were considered in the analysis by the Board but were determined to be of limited use because of the inherent difficulties in allocating costs and the lack of industry consensus or guidance on how to allocate those costs.

The Board also reviewed profitability information for the Advisor, noting the limited availability of comparative information, and concluded that the Advisor’s profit margins did not appear to be excessive.

The Advisor also provided information regarding the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Advisor has made significant additional investments in the portfolio management efforts supporting all of the Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Advisor did not recommend, and the Board did not request, institution of breakpoints in pricing the Fund’s advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Advisor’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the MTB Funds website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[MTB Group of Funds Logo]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

31640 (12/06)

1-800-836-221/mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-SAR-000-1206

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No Changes to Report

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        DECEMBER 19, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ CHARLES L. DAVIS, JR.
                CHARLES L. DAVIS, JR., PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 19, 2006

BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 19, 2006